UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-58431
Name of Registrant: Vanguard Valley Forge Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: March 31, 2016
Item 1: Schedule of Investments

Vanguard Balanced Index Fund

Schedule of Investments
As of March 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (60.2%)[1]
Basic Materials (1.5%)
Dow Chemical Co.	846,759	43,066
EI du Pont de Nemours & Co.	661,652	41,896
Praxair Inc.	214,011	24,494
Ecolab Inc.	202,180	22,547
LyondellBasell Industries NV Class A	263,009	22,508
PPG Industries Inc.	199,174	22,206
Air Products & Chemicals Inc.	146,118	21,048
International Paper Co.	321,338	13,188
Nucor Corp.	238,795	11,295
Newmont Mining Corp.	403,327	10,720
Alcoa Inc.	998,294	9,564
Freeport-McMoRan Inc.	883,773	9,138
Eastman Chemical Co.	108,155	7,812
Mosaic Co.	273,536	7,385
Celanese Corp. Class A	107,411	7,035
International Flavors & Fragrances Inc.	60,733	6,910
Airgas Inc.	47,674	6,753
Albemarle Corp.	85,490	5,465
CF Industries Holdings Inc.	169,999	5,328
Ashland Inc.	47,915	5,269
Avery Dennison Corp.	66,369	4,786
RPM International Inc.	98,624	4,668
FMC Corp.	106,839	4,313
Steel Dynamics Inc.	178,772	4,024
* WR Grace & Co.	51,623	3,675
Reliance Steel & Aluminum Co.	48,561	3,360
NewMarket Corp.	7,731	3,063
* Axalta Coating Systems Ltd.	103,834	3,032
Axiall Corp.	118,100	2,579
Royal Gold Inc.	47,747	2,449
Domtar Corp.	57,974	2,348
Sensient Technologies Corp.	36,348	2,307
PolyOne Corp.	72,364	2,189
Olin Corp.	119,064	2,068
Cabot Corp.	42,448	2,052
CONSOL Energy Inc.	167,900	1,896
^ United States Steel Corp.	115,734	1,858
HB Fuller Co.	43,039	1,827
Compass Minerals International Inc.	25,045	1,775
Minerals Technologies Inc.	30,092	1,711
Commercial Metals Co.	93,031	1,579
Balchem Corp.	24,471	1,518
Allegheny Technologies Inc.	86,200	1,405
Carpenter Technology Corp.	37,916	1,298
Westlake Chemical Corp.	27,626	1,279
Worthington Industries Inc.	34,333	1,224
* Chemtura Corp.	46,208	1,220
* Cambrex Corp.	26,265	1,156

	Kaiser Aluminum Corp.	12,438	1,051
*	Stillwater Mining Co.	97,874	1,042
*	GCP Applied Technologies Inc.	51,623	1,029
	Chemours Co.	147,000	1,029
*	Clearwater Paper Corp.	20,582	998
	Neenah Paper Inc.	15,588	992
	US Silica Holdings Inc.	40,949	930
	Quaker Chemical Corp.	10,739	911
	Hecla Mining Co.	322,811	897
*	Ferro Corp.	75,364	895
*	Platform Specialty Products Corp.	103,100	887
	Innospec Inc.	19,307	837
	KapStone Paper and Packaging Corp.	60,016	831
	Stepan Co.	13,316	736
*	Coeur Mining Inc.	124,300	699
	A Schulman Inc.	23,666	644
	Calgon Carbon Corp.	45,480	638
	Huntsman Corp.	47,685	634
	Ferroglobe plc	71,068	626
	PH Glatfelter Co.	30,014	622
*	Univar Inc.	35,114	603
*	AK Steel Holding Corp.	139,600	577
	Innophos Holdings Inc.	18,010	557
	Aceto Corp.	22,266	525
*	Koppers Holdings Inc.	21,205	476
*	Kraton Performance Polymers Inc.	26,421	457
	Chase Corp.	8,579	451
	Haynes International Inc.	12,139	443
	Rayonier Advanced Materials Inc.	43,371	412
*,^ Cliffs Natural Resources Inc.		132,955	399
	Deltic Timber Corp.	6,307	379
	Tronox Ltd. Class A	55,079	352
	SunCoke Energy Inc.	52,479	341
*	OMNOVA Solutions Inc.	53,353	297
*	Century Aluminum Co.	41,600	293
*	CSW Industrials Inc.	9,197	290
*	LSB Industries Inc.	18,868	241
	Hawkins Inc.	6,172	223
	Tredegar Corp.	13,065	205
*	Veritiv Corp.	5,308	198
*	American Vanguard Corp.	12,311	194
	Ampco-Pittsburgh Corp.	10,863	151
*	Universal Stainless & Alloy Products Inc.	14,638	149
*,^ Uranium Energy Corp.		193,200	145
*	Ryerson Holding Corp.	20,950	116
	FutureFuel Corp.	9,700	114
*	Northern Technologies International Corp.	7,900	100
	KMG Chemicals Inc.	3,499	81
	Synalloy Corp.	9,475	75
	Olympic Steel Inc.	4,100	71
*	Senomyx Inc.	26,231	68
*	Handy & Harman Ltd.	2,000	55
	United-Guardian Inc.	2,401	50
*	Real Industry Inc.	5,414	47
*	NL Industries Inc.	17,860	40
*	General Moly Inc.	84,279	29
*	Codexis Inc.	8,779	27

	Gold Resource Corp.	5,890	14
*	Solitario Exploration & Royalty Corp.	24,360	11
*	Centrus Energy Corp. Class A	500	2
			396,472
Consumer Goods (6.4%)
	Procter & Gamble Co.	2,047,256	168,510
	Coca-Cola Co.	2,939,769	136,376
	Philip Morris International Inc.	1,172,841	115,067
	PepsiCo Inc.	1,092,707	111,981
	Altria Group Inc.	1,479,319	92,694
	NIKE Inc. Class B	1,021,594	62,797
	Colgate-Palmolive Co.	676,233	47,776
	Mondelez International Inc. Class A	1,132,748	45,446
	Ford Motor Co.	2,960,134	39,962
	Kimberly-Clark Corp.	271,379	36,503
	Kraft Heinz Co.	458,799	36,043
	General Motors Co.	1,050,750	33,025
	Reynolds American Inc.	646,915	32,546
	Monsanto Co.	334,895	29,384
	General Mills Inc.	438,047	27,750
	Johnson Controls Inc.	501,219	19,532
	Constellation Brands Inc. Class A	128,054	19,348
*,^ Tesla Motors Inc.		75,335	17,310
	VF Corp.	259,606	16,812
	Archer-Daniels-Midland Co.	456,455	16,574
	Delphi Automotive plc	214,278	16,075
	Estee Lauder Cos. Inc. Class A	166,284	15,682
*	Monster Beverage Corp.	116,861	15,587
	Tyson Foods Inc. Class A	221,857	14,789
*	Electronic Arts Inc.	223,340	14,765
	ConAgra Foods Inc.	327,714	14,623
	Activision Blizzard Inc.	417,775	14,138
	Kellogg Co.	181,617	13,903
	Dr Pepper Snapple Group Inc.	144,823	12,950
	Molson Coors Brewing Co. Class B	133,667	12,856
	Mead Johnson Nutrition Co.	143,057	12,156
	Clorox Co.	94,397	11,900
	Stanley Black & Decker Inc.	112,230	11,808
*	Under Armour Inc. Class A	138,260	11,729
	JM Smucker Co.	86,332	11,209
	Genuine Parts Co.	109,830	10,913
	Whirlpool Corp.	58,472	10,545
	Hershey Co.	108,928	10,031
	Campbell Soup Co.	148,432	9,468
*	Jarden Corp.	158,519	9,345
	Church & Dwight Co. Inc.	100,286	9,244
	Newell Rubbermaid Inc.	203,484	9,012
*	Mohawk Industries Inc.	46,044	8,790
	Mattel Inc.	256,626	8,628
	Hormel Foods Corp.	197,745	8,550
	Coach Inc.	212,709	8,527
	Hanesbrands Inc.	299,849	8,498
	McCormick & Co. Inc.	84,503	8,406
	DR Horton Inc.	271,187	8,198
	Coca-Cola Enterprises Inc.	156,462	7,939
	Brown-Forman Corp. Class B	74,839	7,369
*	Michael Kors Holdings Ltd.	128,746	7,333

	Lennar Corp. Class A	149,912	7,250
	Harley-Davidson Inc.	140,327	7,203
	Hasbro Inc.	84,764	6,790
	BorgWarner Inc.	174,366	6,696
	Snap-on Inc.	42,534	6,677
*	LKQ Corp.	208,770	6,666
	Goodyear Tire & Rubber Co.	196,480	6,480
	PVH Corp.	63,352	6,276
	Bunge Ltd.	110,439	6,259
	Lear Corp.	54,982	6,112
	Ingredion Inc.	54,992	5,873
*	WhiteWave Foods Co. Class A	138,156	5,615
*,^ lululemon athletica Inc.		73,044	4,946
	Harman International Industries Inc.	54,185	4,825
	PulteGroup Inc.	249,973	4,677
*	Middleby Corp.	43,654	4,661
	Leggett & Platt Inc.	96,160	4,654
	Polaris Industries Inc.	46,668	4,596
*	NVR Inc.	2,650	4,591
	Leucadia National Corp.	269,933	4,365
*	WABCO Holdings Inc.	39,406	4,213
	Ralph Lauren Corp. Class A	43,215	4,160
	Pinnacle Foods Inc.	90,045	4,023
*	TreeHouse Foods Inc.	44,745	3,882
	Carter's Inc.	36,261	3,821
*	Edgewell Personal Care Co.	44,829	3,610
	Brunswick Corp.	73,634	3,533
*	Toll Brothers Inc.	115,426	3,406
*,^ Herbalife Ltd.		53,828	3,314
	Gentex Corp.	210,174	3,298
*	Post Holdings Inc.	47,257	3,250
*	Hain Celestial Group Inc.	79,342	3,246
*	Skechers U.S.A. Inc. Class A	97,378	2,965
	Pool Corp.	29,284	2,569
	Flowers Foods Inc.	138,960	2,565
*	Vista Outdoor Inc.	47,846	2,484
	Visteon Corp.	31,167	2,481
	Scotts Miracle-Gro Co. Class A	33,625	2,447
*	Take-Two Interactive Software Inc.	64,929	2,446
*	Tempur Sealy International Inc.	39,294	2,389
*	Kate Spade & Co.	92,128	2,351
*	Helen of Troy Ltd.	21,088	2,187
	Thor Industries Inc.	33,982	2,167
*	Tenneco Inc.	40,156	2,068
	Energizer Holdings Inc.	49,729	2,015
	Tupperware Brands Corp.	34,544	2,003
	Vector Group Ltd.	87,443	1,997
	Spectrum Brands Holdings Inc.	17,999	1,967
	CalAtlantic Group Inc.	55,294	1,848
	Snyder's-Lance Inc.	54,627	1,720
*	TRI Pointe Group Inc.	144,715	1,705
	B&G Foods Inc.	47,677	1,660
	WD-40 Co.	14,817	1,600
	Lancaster Colony Corp.	14,353	1,587
	Dana Holding Corp.	112,364	1,583
*	Darling Ingredients Inc.	119,568	1,575
	HNI Corp.	39,888	1,562

	Nu Skin Enterprises Inc. Class A	40,521	1,550
	Avon Products Inc.	313,950	1,510
	Cooper Tire & Rubber Co.	40,487	1,499
*	Steven Madden Ltd.	39,537	1,464
*	Dorman Products Inc.	26,662	1,451
*	G-III Apparel Group Ltd.	29,476	1,441
*	Deckers Outdoor Corp.	24,006	1,438
*	Fossil Group Inc.	31,511	1,400
*,^ Pilgrim's Pride Corp.		54,098	1,374
	Drew Industries Inc.	20,722	1,336
*	Manitowoc Foodservice Inc.	90,452	1,333
	Columbia Sportswear Co.	22,052	1,325
	Herman Miller Inc.	42,085	1,300
	Wolverine World Wide Inc.	70,016	1,290
	Sanderson Farms Inc.	13,963	1,259
	MDC Holdings Inc.	50,207	1,258
	J&J Snack Foods Corp.	11,583	1,254
*	Tumi Holdings Inc.	44,782	1,201
*	Boston Beer Co. Inc. Class A	6,394	1,183
*	Zynga Inc. Class A	515,369	1,175
	Dean Foods Co.	66,147	1,146
	Fresh Del Monte Produce Inc.	27,156	1,142
^	Cal-Maine Foods Inc.	20,944	1,087
*	Gentherm Inc.	24,992	1,039
	La-Z-Boy Inc.	38,861	1,039
	KB Home	72,628	1,037
	Interface Inc. Class A	54,773	1,015
*	Meritage Homes Corp.	27,145	990
	Universal Corp.	16,725	950
*,^ Blue Buffalo Pet Products Inc.		35,484	911
*	ACCO Brands Corp.	100,463	902
*	iRobot Corp.	24,649	870
*	Cooper-Standard Holding Inc.	11,858	852
^	Coty Inc. Class A	30,601	852
*	Wayfair Inc.	19,516	843
*	American Axle & Manufacturing Holdings Inc.	54,473	838
	Oxford Industries Inc.	12,425	835
	Steelcase Inc. Class A	55,028	821
	Knoll Inc.	37,546	813
	Calavo Growers Inc.	14,012	800
	Briggs & Stratton Corp.	30,814	737
	Schweitzer-Mauduit International Inc.	23,342	735
	Andersons Inc.	23,033	723
*	TiVo Inc.	76,018	723
*	Seaboard Corp.	237	712
*	Universal Electronics Inc.	10,955	679
*	M/I Homes Inc.	36,370	678
*	Select Comfort Corp.	34,864	676
	Coca-Cola Bottling Co. Consolidated	4,139	661
	Ethan Allen Interiors Inc.	19,828	631
*	Taylor Morrison Home Corp. Class A	44,300	626
*	USANA Health Sciences Inc.	5,014	609
	Winnebago Industries Inc.	26,569	596
*	Motorcar Parts of America Inc.	14,579	554
*	Central Garden & Pet Co. Class A	33,733	550
	Nutrisystem Inc.	25,976	542
*	Crocs Inc.	55,484	534

* Cavco Industries Inc.	5,396	504
Inter Parfums Inc.	16,144	499
Tootsie Roll Industries Inc.	13,955	488
Standard Motor Products Inc.	13,847	480
Movado Group Inc.	17,079	470
Callaway Golf Co.	49,970	456
Phibro Animal Health Corp. Class A	15,403	416
Kimball International Inc. Class B	35,921	408
* Federal-Mogul Holdings Corp.	40,619	401
* National Beverage Corp.	9,474	401
* Nautilus Inc.	20,736	401
John B Sanfilippo & Son Inc.	5,657	391
* Vera Bradley Inc.	18,662	380
* Revlon Inc. Class A	10,265	374
* LGI Homes Inc.	15,044	364
MGP Ingredients Inc.	14,780	358
* Unifi Inc.	15,391	353
Medifast Inc.	11,307	341
Orchids Paper Products Co.	12,153	334
* Blount International Inc.	31,829	318
* Iconix Brand Group Inc.	38,910	313
Tower International Inc.	11,407	310
Libbey Inc.	15,729	293
* Nutraceutical International Corp.	11,999	292
Culp Inc.	10,839	284
* Amplify Snack Brands Inc.	19,550	280
Bassett Furniture Industries Inc.	8,483	270
* Perry Ellis International Inc.	13,920	256
Superior Industries International Inc.	11,347	251
* DTS Inc.	11,395	248
* Freshpet Inc.	32,575	239
* Stoneridge Inc.	16,264	237
Flexsteel Industries Inc.	5,296	231
National Presto Industries Inc.	2,662	223
Hooker Furniture Corp.	6,619	217
* WCI Communities Inc.	11,471	213
* ZAGG Inc.	23,585	212
A-Mark Precious Metals Inc.	10,615	211
* Omega Protein Corp.	11,680	198
Weyco Group Inc.	7,270	194
* Modine Manufacturing Co.	17,129	189
* Glu Mobile Inc.	65,501	185
* Lifevantage Corp.	20,187	184
* Fox Factory Holding Corp.	11,400	180
* Hovnanian Enterprises Inc. Class A	110,909	173
Strattec Security Corp.	2,925	168
* Beazer Homes USA Inc.	18,315	160
Arctic Cat Inc.	9,186	154
* Eastman Kodak Co.	13,500	146
* William Lyon Homes Class A	9,742	141
* Sequential Brands Group Inc.	21,930	140
Johnson Outdoors Inc. Class A	6,125	136
Alliance One International Inc.	7,305	128
Oil-Dri Corp. of America	3,637	123
* Farmer Brothers Co.	4,375	122
* Malibu Boats Inc. Class A	6,763	111
Alico Inc.	3,661	101

*	New Home Co. Inc.	7,785	95
	Lifetime Brands Inc.	6,025	91
*	Lifeway Foods Inc.	8,078	87
*,^ Jamba Inc.		7,035	87
*	Century Communities Inc.	4,912	84
*	Cherokee Inc.	4,265	76
*	JAKKS Pacific Inc.	9,900	74
*	Seneca Foods Corp. Class A	1,893	66
*,^ Elizabeth Arden Inc.		7,751	63
	Rocky Brands Inc.	4,880	62
*	Charles & Colvard Ltd.	52,713	61
	Limoneira Co.	3,951	60
	Nature's Sunshine Products Inc.	6,088	58
	Marine Products Corp.	7,638	58
*	Inventure Foods Inc.	10,030	57
	LS Starrett Co. Class A	4,950	51
	Escalade Inc.	4,289	50
	Acme United Corp.	2,950	48
	P&F Industries Inc. Class A	4,580	44
	Metaldyne Performance Group Inc.	2,600	44
*	Black Diamond Inc.	8,914	40
	Golden Enterprises Inc.	6,718	34
*	Natural Alternatives International Inc.	2,300	31
	Titan International Inc.	5,000	27
	Superior Uniform Group Inc.	1,500	27
*	Dixie Group Inc.	6,200	26
*	Craft Brew Alliance Inc.	2,154	18
*	Lipocine Inc.	1,400	14
*	Nova Lifestyle Inc.	10,524	12
*	Fuel Systems Solutions Inc.	1,842	10
*	Emerson Radio Corp.	12,062	10
*	Willamette Valley Vineyards Inc.	902	6
*	MCBC Holdings Inc.	434	6
*	Crystal Rock Holdings Inc.	1,860	1
*	Stanley Furniture Co. Inc.	364	1
			1,745,329
Consumer Services (8.5%)
*	Amazon.com Inc.	285,609	169,549
	Home Depot Inc.	959,754	128,060
	Comcast Corp. Class A	1,842,822	112,560
	Walt Disney Co.	1,112,475	110,480
	CVS Health Corp.	834,555	86,568
	McDonald's Corp.	678,606	85,287
	Wal-Mart Stores Inc.	1,216,170	83,295
	Starbucks Corp.	1,055,886	63,036
	Walgreens Boots Alliance Inc.	656,618	55,313
	Costco Wholesale Corp.	334,702	52,742
	Lowe's Cos. Inc.	694,347	52,597
*	Priceline Group Inc.	37,615	48,484
	Time Warner Cable Inc.	212,857	43,555
	Time Warner Inc.	570,415	41,384
	Target Corp.	463,964	38,175
	TJX Cos. Inc.	480,579	37,653
	Twenty-First Century Fox Inc. Class A	1,185,311	33,046
*	Netflix Inc.	308,886	31,577
	Delta Air Lines Inc.	584,636	28,460
	McKesson Corp.	174,264	27,403

	Kroger Co.	706,598	27,027
	Yum! Brands Inc.	293,396	24,014
	Southwest Airlines Co.	481,940	21,591
	Cardinal Health Inc.	250,393	20,520
*	eBay Inc.	855,269	20,407
*	O'Reilly Automotive Inc.	71,073	19,450
	American Airlines Group Inc.	459,518	18,845
*	AutoZone Inc.	22,928	18,266
	Sysco Corp.	384,865	17,985
	Ross Stores Inc.	307,742	17,818
	CBS Corp. Class B	313,014	17,244
	Dollar General Corp.	197,999	16,949
	L Brands Inc.	188,541	16,556
	Carnival Corp.	313,434	16,540
*	United Continental Holdings Inc.	272,825	16,331
	Las Vegas Sands Corp.	301,646	15,589
	Omnicom Group Inc.	180,736	15,043
*	Dollar Tree Inc.	169,018	13,937
	Nielsen Holdings plc	259,081	13,643
	AmerisourceBergen Corp. Class A	145,791	12,618
*,^ Charter Communications Inc. Class A		56,185	11,374
	Royal Caribbean Cruises Ltd.	132,344	10,872
*	Chipotle Mexican Grill Inc. Class A	22,941	10,805
	Starwood Hotels & Resorts Worldwide Inc.	128,153	10,692
	Macy's Inc.	241,585	10,651
	Viacom Inc. Class B	257,392	10,625
	Expedia Inc.	94,127	10,149
	Hilton Worldwide Holdings Inc.	417,553	9,403
	Tractor Supply Co.	103,584	9,370
	Marriott International Inc. Class A	126,709	9,019
*	Ulta Salon Cosmetics & Fragrance Inc.	46,014	8,915
*	Liberty Interactive Corp. QVC Group Class A	343,862	8,682
	Advance Auto Parts Inc.	53,004	8,499
	Whole Foods Market Inc.	258,308	8,036
*	CarMax Inc.	153,968	7,868
	Alaska Air Group Inc.	93,583	7,676
	Signet Jewelers Ltd.	60,870	7,550
*	DISH Network Corp. Class A	160,957	7,446
*	MGM Resorts International	346,605	7,431
	Best Buy Co. Inc.	227,108	7,367
	Interpublic Group of Cos. Inc.	297,490	6,827
	Foot Locker Inc.	105,842	6,827
	Kohl's Corp.	146,262	6,817
*	Norwegian Cruise Line Holdings Ltd.	123,280	6,816
	Wyndham Worldwide Corp.	84,846	6,485
*	IHS Inc. Class A	51,709	6,420
*	Rite Aid Corp.	786,550	6,410
	Tiffany & Co.	85,272	6,257
*	Sirius XM Holdings Inc.	1,530,332	6,045
^	Wynn Resorts Ltd.	62,153	5,807
	Aramark	174,265	5,772
*	Bed Bath & Beyond Inc.	115,938	5,755
*	TripAdvisor Inc.	84,752	5,636
	Darden Restaurants Inc.	83,722	5,551
	Staples Inc.	501,776	5,535
^	Nordstrom Inc.	95,158	5,444
*	Liberty Media Corp.	140,684	5,359

* Discovery Communications Inc.	197,089	5,321
* JetBlue Airways Corp.	243,869	5,150
H&R Block Inc.	191,929	5,071
Gap Inc.	171,391	5,039
Cablevision Systems Corp. Class A	151,524	5,000
Domino's Pizza Inc.	37,679	4,968
News Corp. Class A	369,750	4,722
Sabre Corp.	157,810	4,564
FactSet Research Systems Inc.	28,842	4,370
Scripps Networks Interactive Inc. Class A	62,127	4,069
* ServiceMaster Global Holdings Inc.	105,881	3,990
TEGNA Inc.	161,834	3,797
KAR Auction Services Inc.	99,203	3,784
* Sally Beauty Holdings Inc.	113,444	3,673
Vail Resorts Inc.	27,267	3,646
Service Corp. International/US	146,383	3,613
Casey's General Stores Inc.	31,233	3,539
* Panera Bread Co. Class A	17,115	3,506
Williams-Sonoma Inc.	63,221	3,461
* Burlington Stores Inc.	61,434	3,455
Dick's Sporting Goods Inc.	71,752	3,354
* Sprouts Farmers Market Inc.	113,026	3,282
* VCA Inc.	55,956	3,228
Dunkin' Brands Group Inc.	67,791	3,198
* Copart Inc.	76,715	3,128
* Discovery Communications Inc. Class A	108,792	3,115
Dun & Bradstreet Corp.	30,049	3,097
Six Flags Entertainment Corp.	52,170	2,895
* AMC Networks Inc. Class A	44,372	2,882
* AutoNation Inc.	61,436	2,868
^ Cracker Barrel Old Country Store Inc.	18,506	2,825
Cinemark Holdings Inc.	76,011	2,723
* Spirit Airlines Inc.	56,568	2,714
^ GameStop Corp. Class A	83,956	2,664
* Madison Square Garden Co. Class A	15,411	2,564
* Liberty Media Corp. Class A	64,716	2,500
* JC Penney Co. Inc.	210,726	2,331
Tribune Media Co. Class A	60,258	2,311
* Live Nation Entertainment Inc.	103,010	2,298
CST Brands Inc.	58,852	2,253
* Urban Outfitters Inc.	67,397	2,230
American Eagle Outfitters Inc.	127,980	2,133
Rollins Inc.	77,172	2,093
* Bright Horizons Family Solutions Inc.	31,797	2,060
* Buffalo Wild Wings Inc.	13,866	2,054
Texas Roadhouse Inc. Class A	46,859	2,042
* Avis Budget Group Inc.	72,576	1,986
* Michaels Cos. Inc.	70,597	1,975
Brinker International Inc.	42,830	1,968
Graham Holdings Co. Class B	4,086	1,961
* Houghton Mifflin Harcourt Co.	96,854	1,931
^ Lions Gate Entertainment Corp.	87,537	1,913
* Murphy USA Inc.	31,099	1,911
GNC Holdings Inc. Class A	59,594	1,892
* Starz	70,341	1,852
Wendy's Co.	169,776	1,849
* WebMD Health Corp.	29,502	1,848

Allegiant Travel Co. Class A	10,048	1,789
* Hawaiian Holdings Inc.	37,399	1,765
* Cabela's Inc.	36,075	1,756
* Pinnacle Entertainment Inc.	49,913	1,752
* Beacon Roofing Supply Inc.	42,472	1,742
Abercrombie & Fitch Co.	54,622	1,723
Big Lots Inc.	37,282	1,688
Bloomin' Brands Inc.	99,894	1,685
John Wiley & Sons Inc. Class A	33,985	1,662
Jack in the Box Inc.	25,920	1,655
Cheesecake Factory Inc.	30,986	1,645
Sinclair Broadcast Group Inc. Class A	53,230	1,637
Monro Muffler Brake Inc.	22,902	1,637
AMERCO	4,560	1,629
* GrubHub Inc.	64,514	1,621
* Pandora Media Inc.	178,075	1,594
Matthews International Corp. Class A	30,838	1,587
Meredith Corp.	33,024	1,569
Churchill Downs Inc.	10,393	1,537
DSW Inc. Class A	55,596	1,537
Chemed Corp.	11,328	1,534
PriceSmart Inc.	18,074	1,529
* United Natural Foods Inc.	37,923	1,528
Dolby Laboratories Inc. Class A	34,125	1,483
* Five Below Inc.	35,867	1,483
Dillard's Inc. Class A	17,275	1,467
* Grand Canyon Education Inc.	34,004	1,453
Choice Hotels International Inc.	26,769	1,447
^ Regal Entertainment Group Class A	68,404	1,446
Cable One Inc.	3,266	1,428
New York Times Co. Class A	114,545	1,427
Aaron's Inc.	56,492	1,418
Hillenbrand Inc.	47,066	1,410
* Ascena Retail Group Inc.	126,912	1,404
* Express Inc.	64,500	1,381
* Acxiom Corp.	64,293	1,378
Penske Automotive Group Inc.	36,341	1,377
Lithia Motors Inc. Class A	15,709	1,372
Time Inc.	85,852	1,326
* Genesco Inc.	18,138	1,310
DineEquity Inc.	13,939	1,302
Chico's FAS Inc.	97,894	1,299
Sonic Corp.	36,826	1,295
Morningstar Inc.	14,641	1,292
Core-Mark Holding Co. Inc.	15,812	1,290
* Hertz Global Holdings Inc.	122,302	1,288
* Groupon Inc. Class A	320,483	1,279
Gannett Co. Inc.	83,595	1,266
* DreamWorks Animation SKG Inc. Class A	49,685	1,240
Children's Place Inc.	14,430	1,204
Group 1 Automotive Inc.	20,223	1,187
* Penn National Gaming Inc.	70,093	1,170
* Boyd Gaming Corp.	56,217	1,161
Sotheby's	43,128	1,153
^ Buckle Inc.	33,989	1,151
HSN Inc.	21,959	1,149
* Stamps.com Inc.	10,788	1,147

	Papa John's International Inc.	20,676	1,120
	SeaWorld Entertainment Inc.	53,000	1,116
*	Shutterfly Inc.	23,878	1,107
*	Hyatt Hotels Corp. Class A	21,700	1,074
*	Media General Inc.	64,660	1,055
*	Liberty TripAdvisor Holdings Inc. Class A	47,262	1,047
*	Krispy Kreme Doughnuts Inc.	66,606	1,038
*	Asbury Automotive Group Inc.	17,089	1,023
*	Dave & Buster's Entertainment Inc.	26,305	1,020
	Caleres Inc.	35,828	1,014
	Extended Stay America Inc.	61,266	999
*	Office Depot Inc.	139,305	989
*	comScore Inc.	32,011	962
*,^ Diplomat Pharmacy Inc.		34,644	949
*	Yelp Inc. Class A	47,600	946
*	Popeyes Louisiana Kitchen Inc.	17,987	936
	Marriott Vacations Worldwide Corp.	13,718	926
	SpartanNash Co.	30,091	912
	Nexstar Broadcasting Group Inc. Class A	20,476	906
	Guess? Inc.	45,663	857
	SkyWest Inc.	42,766	855
	Bob Evans Farms Inc.	17,820	832
	EW Scripps Co. Class A	53,339	832
*	Fiesta Restaurant Group Inc.	25,211	826
	MDC Partners Inc. Class A	34,796	821
*,^ Mattress Firm Holding Corp.		19,358	821
*	Gray Television Inc.	69,079	810
	Finish Line Inc. Class A	37,093	783
*	Belmond Ltd. Class A	81,755	776
	Cato Corp. Class A	19,785	763
	ClubCorp Holdings Inc.	52,984	744
*	MSG Networks Inc.	42,961	743
*	Apollo Education Group Inc.	90,384	742
	National CineMedia Inc.	48,573	739
*	Diamond Resorts International Inc.	30,125	732
	Scholastic Corp.	18,751	701
*	Hibbett Sports Inc.	19,289	692
*	Denny's Corp.	66,199	686
*	Virgin America Inc.	16,900	652
*	Rush Enterprises Inc. Class A	35,705	651
*	Francesca's Holdings Corp.	33,900	650
	International Speedway Corp. Class A	17,499	646
	AMC Entertainment Holdings Inc.	22,277	624
*	Performance Food Group Co.	25,937	606
*	Strayer Education Inc.	12,190	594
*	Providence Service Corp.	11,612	593
*	BJ's Restaurants Inc.	14,075	585
	Barnes & Noble Inc.	46,568	576
*	Vitamin Shoppe Inc.	18,521	573
*,^ Zoe's Kitchen Inc.		14,569	568
*,^ Quotient Technology Inc.		52,200	553
	Rent-A-Center Inc.	33,816	536
*	Red Robin Gourmet Burgers Inc.	8,221	530
	New Media Investment Group Inc.	31,832	530
*	Rubicon Project Inc.	28,128	514
*	Regis Corp.	33,533	509
*	Etsy Inc.	58,545	509

	Sonic Automotive Inc. Class A	27,233	503
	Ingles Markets Inc. Class A	13,209	495
	Fred's Inc. Class A	31,791	474
*	Carmike Cinemas Inc.	15,527	466
*	Bankrate Inc.	50,718	465
	PetMed Express Inc.	25,701	460
*	Chuy's Holdings Inc.	14,662	456
	Capella Education Co.	7,860	414
*	Wingstop Inc.	17,834	404
	Ruth's Hospitality Group Inc.	21,850	402
	Interval Leisure Group Inc.	27,598	398
*	La Quinta Holdings Inc.	31,529	394
*	Potbelly Corp.	28,950	394
*	Lands' End Inc.	15,258	389
	Pier 1 Imports Inc.	52,371	367
	Weis Markets Inc.	8,026	362
	World Wrestling Entertainment Inc. Class A	20,153	356
*	FTD Cos. Inc.	13,416	352
*	Tile Shop Holdings Inc.	23,506	350
*	Ruby Tuesday Inc.	62,948	339
*	XO Group Inc.	20,857	335
*	Scientific Games Corp. Class A	35,364	333
*,^ Sears Holdings Corp.		21,675	332
*	Del Frisco's Restaurant Group Inc.	19,976	331
*	Caesars Entertainment Corp.	48,700	331
*	Del Taco Restaurants Inc.	31,200	322
*	Chefs' Warehouse Inc.	15,709	319
*	Carrols Restaurant Group Inc.	21,476	310
*	Clean Energy Fuels Corp.	105,600	309
*	Zumiez Inc.	15,329	305
	Marcus Corp.	15,559	295
*	Career Education Corp.	63,788	290
*	Natural Grocers by Vitamin Cottage Inc.	13,500	287
*	Entercom Communications Corp. Class A	27,038	286
	Carriage Services Inc. Class A	13,202	285
	Shoe Carnival Inc.	10,511	283
*	SP Plus Corp.	11,737	282
*	American Public Education Inc.	13,660	282
*	Lumber Liquidators Holdings Inc.	21,367	280
	Entravision Communications Corp. Class A	37,271	277
*	Global Eagle Entertainment Inc.	32,463	277
	Blue Nile Inc.	10,736	276
*	MarineMax Inc.	13,861	270
*,^ Shake Shack Inc. Class A		7,140	266
*	Smart & Final Stores Inc.	16,426	266
*,^ Conn's Inc.		20,994	262
*	Biglari Holdings Inc.	680	253
*	Tuesday Morning Corp.	29,321	240
*	Bojangles' Inc.	13,819	235
*	Party City Holdco Inc.	15,498	233
*	TechTarget Inc.	31,042	230
	Haverty Furniture Cos. Inc.	10,595	224
	Tailored Brands Inc.	12,407	222
*	Daily Journal Corp.	1,128	221
*	El Pollo Loco Holdings Inc.	16,500	220
	Stage Stores Inc.	26,792	216
*	Isle of Capri Casinos Inc.	15,073	211

*	West Marine Inc.	23,189	211
*,^ Chegg Inc.		45,886	205
	Kirkland's Inc.	11,486	201
*	Angie's List Inc.	24,490	198
*	Lindblad Expeditions Holdings Inc.	19,500	194
*	1-800-Flowers.com Inc. Class A	23,555	186
*	Townsquare Media Inc. Class A	16,400	184
*	Eldorado Resorts Inc.	15,634	179
*	TubeMogul Inc.	13,800	179
	Saga Communications Inc. Class A	4,416	177
*	Demand Media Inc.	35,012	175
*	Liquidity Services Inc.	32,900	170
*	Barnes & Noble Education Inc.	17,283	169
	Speedway Motorsports Inc.	8,106	161
	Citi Trends Inc.	9,013	161
	Big 5 Sporting Goods Corp.	14,278	159
*	Overstock.com Inc.	10,886	157
	Stein Mart Inc.	21,111	155
*	America's Car-Mart Inc.	6,119	153
*	Full House Resorts Inc.	102,362	147
*	K12 Inc.	14,900	147
*	Ollie's Bargain Outlet Holdings Inc.	6,136	144
*	Destination XL Group Inc.	27,724	143
*	Avid Technology Inc.	21,165	143
*	Caesars Acquisition Co. Class A	22,905	140
*	Reading International Inc. Class A	11,662	140
*	Sportsman's Warehouse Holdings Inc.	11,000	139
*	Titan Machinery Inc.	11,700	135
^	Natural Health Trends Corp.	4,000	133
	Clear Channel Outdoor Holdings Inc. Class A	28,026	132
	Journal Media Group Inc.	10,840	130
	Collectors Universe Inc.	7,501	124
*	J Alexander's Holdings Inc.	11,698	124
*	Habit Restaurants Inc. Class A	6,200	115
*	Monarch Casino & Resort Inc.	5,883	114
*	Autobytel Inc.	6,554	114
	Twenty-First Century Fox Inc.	3,922	111
*	Leap Wireless International Inc CVR	39,632	100
*	Ascent Capital Group Inc. Class A	6,741	100
	DeVry Education Group Inc.	5,612	97
*	Bravo Brio Restaurant Group Inc.	12,003	93
*	Noodles & Co. Class A	7,600	90
	CSS Industries Inc.	3,040	85
	Village Super Market Inc. Class A	3,510	85
*	Kona Grill Inc.	6,103	79
*	PCM Inc.	9,786	78
*	SUPERVALU Inc.	13,073	75
*	Intrawest Resorts Holdings Inc.	8,610	74
*	CafePress Inc.	19,289	71
	Destination Maternity Corp.	10,343	71
*,^ Remark Media Inc.		14,727	70
*	Planet Fitness Inc. Class A	3,975	65
*	Sears Hometown and Outlet Stores Inc.	10,000	64
*	Build-A-Bear Workshop Inc.	4,746	62
*	Papa Murphy's Holdings Inc.	5,000	60
*	ITT Educational Services Inc.	18,431	57
	Winmark Corp.	563	55

*	Luby's Inc.	10,342	50
*	McClatchy Co. Class A	47,000	49
*	Century Casinos Inc.	7,747	48
	CBS Corp. Class A	800	47
*	Golden Entertainment Inc.	4,142	45
*	Red Lion Hotels Corp.	5,286	45
*	Radio One Inc.	28,183	40
	Tribune Publishing Co.	4,900	38
*,^ Empire Resorts Inc.		2,695	37
*	Restoration Hardware Holdings Inc.	800	34
	Ark Restaurants Corp.	1,599	33
	Marchex Inc. Class B	7,400	33
*	Care.com Inc.	5,120	31
*	Profire Energy Inc.	30,130	29
*	Famous Dave's of America Inc.	4,588	28
*	Rave Restaurant Group Inc.	5,000	27
*	Insignia Systems Inc.	9,200	26
*	Emmis Communications Corp. Class A	37,190	22
*	Tilly's Inc. Class A	2,905	19
*,^ DraftDay Fantasy Sports Inc.		77,926	19
*	Adolor Corp. Rights Exp. 07/01/2019	34,581	18
*	Hemisphere Media Group Inc. Class A	1,300	17
*,^ Fairway Group Holdings Corp.		46,600	16
	TheStreet Inc.	12,030	15
	A H Belo Corp. Class A	3,025	15
*	Gaiam Inc. Class A	2,251	14
	RCI Hospitality Holdings Inc.	1,511	13
*	Spark Networks Inc.	5,500	12
*	New York & Co. Inc.	2,966	12
*	Cambium Learning Group Inc.	2,620	11
	Liberty Tax Inc.	530	10
*	Lee Enterprises Inc.	5,325	10
*	Nathan's Famous Inc.	200	9
*	Fogo De Chao Inc.	537	8
*	Gaming Partners International Corp.	800	8
*,^ Live Ventures Inc.		3,600	5
	Beasley Broadcast Group Inc. Class A	1,014	4
*	Cubist Pharmaceuticals, Inc. CVR	14,500	2
*	Bridgepoint Education Inc.	171	2
*	SPAR Group Inc.	1,100	1
*	Gerber Scientific Inc. CVR	16,800	—
			2,304,651
Financials (11.2%)
*	Berkshire Hathaway Inc. Class B	1,347,705	191,212
	Wells Fargo & Co.	3,459,445	167,299
	JPMorgan Chase & Co.	2,781,619	164,727
	Visa Inc. Class A	1,454,776	111,261
	Bank of America Corp.	7,849,723	106,128
	Citigroup Inc.	2,150,107	89,767
	MasterCard Inc. Class A	743,057	70,219
	US Bancorp	1,248,544	50,678
	Simon Property Group Inc.	232,941	48,380
	Goldman Sachs Group Inc.	289,642	45,468
	American International Group Inc.	830,333	44,879
	Chubb Ltd.	332,056	39,564
	American Express Co.	621,565	38,164
	American Tower Corporation	319,547	32,712

PNC Financial Services Group Inc.	379,276	32,075
Public Storage	110,560	30,496
MetLife Inc.	669,100	29,400
Bank of New York Mellon Corp.	784,793	28,904
Morgan Stanley	1,122,786	28,081
Capital One Financial Corp.	400,324	27,746
BlackRock Inc.	80,417	27,388
Travelers Cos. Inc.	222,355	25,951
Charles Schwab Corp.	903,899	25,327
Prudential Financial Inc.	347,234	25,077
Marsh & McLennan Cos. Inc.	393,239	23,905
CME Group Inc.	245,465	23,577
Crown Castle International Corp.	251,613	21,765
Aon plc	205,215	21,435
Intercontinental Exchange Inc.	90,991	21,396
Equity Residential	273,099	20,491
McGraw Hill Financial Inc.	205,331	20,324
AvalonBay Communities Inc.	102,576	19,510
Allstate Corp.	288,066	19,407
BB&T Corp.	571,144	19,002
Welltower Inc.	270,119	18,730
Weyerhaeuser Co.	600,011	18,588
Aflac Inc.	290,553	18,346
* Synchrony Financial	630,869	18,081
Prologis Inc.	397,448	17,559
State Street Corp.	290,315	16,989
* Berkshire Hathaway Inc. Class A	78	16,649
Ventas Inc.	255,982	16,117
Discover Financial Services	314,531	16,016
Equinix Inc.	46,893	15,508
Boston Properties Inc.	117,114	14,883
Progressive Corp.	414,682	14,572
Hartford Financial Services Group Inc.	310,408	14,304
SunTrust Banks Inc.	387,082	13,966
T. Rowe Price Group Inc.	176,894	12,995
Moody's Corp.	126,537	12,218
Willis Towers Watson plc	101,847	12,085
Vornado Realty Trust	126,902	11,983
M&T Bank Corp.	107,632	11,947
General Growth Properties Inc.	400,262	11,900
Ameriprise Financial Inc.	126,173	11,862
Realty Income Corp.	187,523	11,722
Essex Property Trust Inc.	49,742	11,633
HCP Inc.	355,996	11,598
Northern Trust Corp.	166,628	10,859
Franklin Resources Inc.	271,700	10,610
Fifth Third Bancorp	614,600	10,258
Equifax Inc.	88,315	10,094
Invesco Ltd.	322,113	9,911
Digital Realty Trust Inc.	110,512	9,779
Host Hotels & Resorts Inc.	585,492	9,778
Principal Financial Group Inc.	233,577	9,215
Macerich Co.	113,555	8,998
* Markel Corp.	10,031	8,943
Citizens Financial Group Inc.	409,354	8,576
Loews Corp.	221,683	8,482
XL Group plc Class A	229,159	8,433

Kimco Realty Corp.	287,441	8,273
Regions Financial Corp.	1,025,656	8,051
Extra Space Storage Inc.	85,916	8,030
Federal Realty Investment Trust	51,394	8,020
Cincinnati Financial Corp.	117,124	7,655
SL Green Realty Corp.	78,611	7,616
First Republic Bank/CA	111,577	7,435
UDR Inc.	191,873	7,393
Western Union Co.	378,710	7,305
Lincoln National Corp.	183,653	7,199
Annaly Capital Management Inc.	693,945	7,120
FNF Group	203,910	6,913
* Affiliated Managers Group Inc.	41,695	6,771
KeyCorp	611,618	6,752
* Ally Financial Inc.	340,472	6,374
VEREIT Inc.	709,489	6,293
* CBRE Group Inc. Class A	216,508	6,240
* Arch Capital Group Ltd.	86,885	6,178
Duke Realty Corp.	270,271	6,092
Arthur J Gallagher & Co.	136,136	6,055
Huntington Bancshares Inc.	615,894	5,876
Unum Group	187,872	5,809
Mid-America Apartment Communities Inc.	55,878	5,711
New York Community Bancorp Inc.	358,007	5,692
Nasdaq Inc.	82,922	5,504
TD Ameritrade Holding Corp.	174,098	5,489
* Alleghany Corp.	10,803	5,360
* E*TRADE Financial Corp.	215,795	5,285
Camden Property Trust	62,613	5,265
Comerica Inc.	137,228	5,197
* Signature Bank/New York NY	38,117	5,188
Iron Mountain Inc.	152,831	5,182
Omega Healthcare Investors Inc.	146,352	5,166
Regency Centers Corp.	68,826	5,152
Alexandria Real Estate Equities Inc.	56,072	5,096
Voya Financial Inc.	169,168	5,036
Everest Re Group Ltd.	25,161	4,968
MSCI Inc. Class A	66,548	4,930
CIT Group Inc.	155,646	4,830
Raymond James Financial Inc.	100,534	4,786
Apartment Investment & Management Co.	114,067	4,770
SEI Investments Co.	109,494	4,714
American Capital Agency Corp.	249,812	4,654
Torchmark Corp.	85,576	4,635
Reinsurance Group of America Inc. Class A	48,009	4,621
National Retail Properties Inc.	98,126	4,533
American Campus Communities Inc.	96,119	4,526
Kilroy Realty Corp.	72,185	4,466
DDR Corp.	246,477	4,385
WP Carey Inc.	68,354	4,254
Jones Lang LaSalle Inc.	35,065	4,114
* SVB Financial Group	40,309	4,114
Equity LifeStyle Properties Inc.	56,072	4,078
* Realogy Holdings Corp.	111,591	4,030
Forest City Realty Trust Inc. Class A	189,260	3,991
CubeSmart	118,215	3,937
CBOE Holdings Inc.	59,457	3,884

Lazard Ltd. Class A	99,750	3,870
* Liberty Ventures Class A	98,729	3,862
RenaissanceRe Holdings Ltd.	31,671	3,795
WR Berkley Corp.	67,370	3,786
Lamar Advertising Co. Class A	61,540	3,785
Assurant Inc.	48,174	3,717
Highwoods Properties Inc.	76,988	3,681
Axis Capital Holdings Ltd.	66,268	3,675
Brixmor Property Group Inc.	141,927	3,636
Liberty Property Trust	107,481	3,596
People's United Financial Inc.	225,716	3,596
American Financial Group Inc.	50,925	3,584
Zions Bancorporation	147,972	3,582
MarketAxess Holdings Inc.	28,181	3,518
Starwood Property Trust Inc.	182,817	3,461
Sovran Self Storage Inc.	29,016	3,422
Senior Housing Properties Trust	190,401	3,406
Spirit Realty Capital Inc.	302,359	3,402
East West Bancorp Inc.	104,726	3,402
Navient Corp.	277,106	3,317
Weingarten Realty Investors	84,528	3,171
Old Republic International Corp.	171,179	3,129
First American Financial Corp.	81,683	3,113
Corrections Corp. of America	95,656	3,066
PacWest Bancorp	82,318	3,058
Douglas Emmett Inc.	101,451	3,055
Legg Mason Inc.	87,331	3,029
Sun Communities Inc.	41,875	2,999
* Howard Hughes Corp.	28,252	2,992
Endurance Specialty Holdings Ltd.	45,661	2,983
First Horizon National Corp.	227,650	2,982
Umpqua Holdings Corp.	187,833	2,979
Healthcare Trust of America Inc. Class A	100,252	2,949
Taubman Centers Inc.	41,319	2,943
Brown & Brown Inc.	82,088	2,939
Hospitality Properties Trust	110,399	2,932
EPR Properties	43,099	2,871
Retail Properties of America Inc.	180,286	2,858
Assured Guaranty Ltd.	111,980	2,833
* Liberty Broadband Corp.	48,422	2,806
Investors Bancorp Inc.	239,073	2,783
STORE Capital Corp.	106,942	2,768
Hanover Insurance Group Inc.	30,467	2,749
DCT Industrial Trust Inc.	69,403	2,739
Two Harbors Investment Corp.	338,017	2,684
Commerce Bancshares Inc.	59,248	2,663
American Homes 4 Rent Class A	166,925	2,654
Gaming and Leisure Properties Inc.	85,760	2,652
Synovus Financial Corp.	90,533	2,617
* Equity Commonwealth	92,546	2,612
Validus Holdings Ltd.	55,290	2,609
Eaton Vance Corp.	77,610	2,601
Medical Properties Trust Inc.	198,641	2,578
Gramercy Property Trust	301,978	2,552
FirstMerit Corp.	120,659	2,540
Tanger Factory Outlet Centers Inc.	69,786	2,540
CNO Financial Group Inc.	141,632	2,538

	White Mountains Insurance Group Ltd.	3,145	2,524
	Sunstone Hotel Investors Inc.	178,891	2,504
	Prosperity Bancshares Inc.	53,823	2,497
	Cullen/Frost Bankers Inc.	45,294	2,496
	First Niagara Financial Group Inc.	255,801	2,476
	CyrusOne Inc.	54,142	2,472
	BankUnited Inc.	71,618	2,467
	Aspen Insurance Holdings Ltd.	51,600	2,461
	Piedmont Office Realty Trust Inc. Class A	119,361	2,424
	Bank of the Ozarks Inc.	57,684	2,421
	Allied World Assurance Co. Holdings AG	68,996	2,411
	Webster Financial Corp.	66,684	2,394
	DuPont Fabros Technology Inc.	58,939	2,389
^	Apple Hospitality REIT Inc.	120,470	2,387
	Blackstone Mortgage Trust Inc. Class A	88,110	2,367
*,^ Zillow Group Inc.		99,690	2,366
	Post Properties Inc.	39,478	2,358
	Healthcare Realty Trust Inc.	76,075	2,350
	LaSalle Hotel Properties	92,173	2,333
	Acadia Realty Trust	66,095	2,322
*	Western Alliance Bancorp	67,021	2,237
	Popular Inc.	78,100	2,234
	Communications Sales & Leasing Inc.	98,750	2,197
	Radian Group Inc.	175,926	2,181
	Federated Investors Inc. Class B	75,572	2,180
*	SLM Corp.	341,970	2,175
	New Residential Investment Corp.	186,400	2,168
	First Industrial Realty Trust Inc.	95,204	2,165
	Rayonier Inc.	87,311	2,155
	MFA Financial Inc.	314,403	2,154
	Equity One Inc.	74,740	2,142
	Bank of Hawaii Corp.	31,179	2,129
	Outfront Media Inc.	100,118	2,112
	PrivateBancorp Inc.	54,649	2,109
	RLI Corp.	31,324	2,094
	RLJ Lodging Trust	91,471	2,093
	Columbia Property Trust Inc.	92,288	2,029
	MB Financial Inc.	62,231	2,019
*	LendingClub Corp.	243,187	2,018
	FNB Corp.	151,382	1,969
	Paramount Group Inc.	122,305	1,951
	ProAssurance Corp.	38,432	1,945
	Washington Federal Inc.	85,635	1,940
	CBL & Associates Properties Inc.	160,785	1,913
	Education Realty Trust Inc.	45,845	1,907
*	MGIC Investment Corp.	247,349	1,897
	Retail Opportunity Investments Corp.	93,592	1,883
	Associated Banc-Corp	104,932	1,882
	AmTrust Financial Services Inc.	72,537	1,877
	GEO Group Inc.	54,060	1,874
	Erie Indemnity Co. Class A	19,917	1,852
	Chimera Investment Corp.	136,255	1,852
	Janus Capital Group Inc.	123,348	1,805
	Corporate Office Properties Trust	68,206	1,790
	Pebblebrook Hotel Trust	61,538	1,789
	DiamondRock Hospitality Co.	176,410	1,785
	Trustmark Corp.	77,501	1,785

Hudson Pacific Properties Inc.	61,648	1,783
Home BancShares Inc.	43,376	1,776
Urban Edge Properties	68,662	1,774
Brandywine Realty Trust	126,342	1,773
Glacier Bancorp Inc.	69,466	1,766
United Bankshares Inc.	47,812	1,755
Kennedy-Wilson Holdings Inc.	79,207	1,735
Interactive Brokers Group Inc.	43,572	1,713
National Health Investors Inc.	25,752	1,713
Fulton Financial Corp.	124,807	1,670
NorthStar Asset Management Group Inc.	146,909	1,667
Colony Capital Inc. Class A	99,184	1,663
Care Capital Properties Inc.	60,983	1,637
Hancock Holding Co.	70,008	1,607
Kite Realty Group Trust	57,929	1,605
QTS Realty Trust Inc. Class A	33,764	1,600
Select Income REIT	69,237	1,596
Primerica Inc.	35,649	1,587
Waddell & Reed Financial Inc. Class A	67,429	1,587
Xenia Hotels & Resorts Inc.	101,265	1,582
First Citizens BancShares Inc. Class A	6,267	1,573
Cousins Properties Inc.	151,071	1,568
Ryman Hospitality Properties Inc.	30,341	1,562
* HRG Group Inc.	112,083	1,561
Wintrust Financial Corp.	35,187	1,560
* Texas Capital Bancshares Inc.	40,238	1,544
CVB Financial Corp.	88,452	1,543
Valley National Bancorp	160,326	1,530
WP Glimcher Inc.	160,562	1,524
IBERIABANK Corp.	29,711	1,523
Government Properties Income Trust	85,118	1,519
South State Corp.	23,196	1,490
Cathay General Bancorp	52,506	1,487
NBT Bancorp Inc.	54,920	1,480
UMB Financial Corp.	28,508	1,472
Physicians Realty Trust	78,689	1,462
LPL Financial Holdings Inc.	58,836	1,459
Evercore Partners Inc. Class A	28,082	1,453
BancorpSouth Inc.	68,072	1,451
Selective Insurance Group Inc.	39,406	1,443
International Bancshares Corp.	57,768	1,425
Chesapeake Lodging Trust	53,833	1,424
Sterling Bancorp	89,353	1,423
* Stifel Financial Corp.	47,947	1,419
CoreSite Realty Corp.	19,797	1,386
First Financial Bankshares Inc.	46,718	1,382
Washington REIT	47,303	1,382
PS Business Parks Inc.	13,735	1,381
* Blackhawk Network Holdings Inc.	40,062	1,374
American Assets Trust Inc.	34,375	1,372
* Liberty Broadband Corp. Class A	23,563	1,370
Mack-Cali Realty Corp.	57,982	1,363
Columbia Banking System Inc.	45,475	1,361
EverBank Financial Corp.	89,276	1,347
First Midwest Bancorp Inc.	73,642	1,327
LTC Properties Inc.	29,299	1,325
CYS Investments Inc.	161,472	1,314

	Community Bank System Inc.	34,227	1,308
	EastGroup Properties Inc.	21,413	1,293
	TCF Financial Corp.	105,067	1,288
	Empire State Realty Trust Inc.	73,398	1,287
	Pinnacle Financial Partners Inc.	26,153	1,283
*	OneMain Holdings Inc. Class A	46,479	1,275
	American Equity Investment Life Holding Co.	75,216	1,264
*	Enstar Group Ltd.	7,603	1,236
	Sabra Health Care REIT Inc.	61,066	1,227
	Potlatch Corp.	38,410	1,210
	Parkway Properties Inc.	77,211	1,209
	Invesco Mortgage Capital Inc.	98,890	1,204
	Lexington Realty Trust	140,031	1,204
	BGC Partners Inc. Class A	132,398	1,198
	Argo Group International Holdings Ltd.	20,864	1,197
*	Eagle Bancorp Inc.	24,785	1,190
	Monogram Residential Trust Inc.	120,142	1,185
	Alexander & Baldwin Inc.	31,926	1,171
	Hatteras Financial Corp.	81,700	1,168
	American Capital Mortgage Investment Corp.	78,338	1,150
	Mercury General Corp.	20,623	1,145
	Colony Starwood Homes	46,139	1,142
	Financial Engines Inc.	36,089	1,134
	Global Net Lease Inc.	132,438	1,134
	Capitol Federal Financial Inc.	84,270	1,117
*	Genworth Financial Inc. Class A	408,615	1,116
	United Community Banks Inc.	59,699	1,103
	New York REIT Inc.	109,164	1,103
	WisdomTree Investments Inc.	96,183	1,099
*	MBIA Inc.	123,687	1,095
	Great Western Bancorp Inc.	39,851	1,087
	Chemical Financial Corp.	30,292	1,081
*	Hilltop Holdings Inc.	56,027	1,058
	Astoria Financial Corp.	66,561	1,054
	Renasant Corp.	32,017	1,054
	First Cash Financial Services Inc.	22,756	1,048
*,^ Credit Acceptance Corp.		5,716	1,038
	Westamerica Bancorporation	21,107	1,028
^	National Penn Bancshares Inc.	96,527	1,027
*	PRA Group Inc.	34,740	1,021
	Pennsylvania REIT	45,628	997
	STAG Industrial Inc.	48,829	994
	Old National Bancorp	80,928	987
	Boston Private Financial Holdings Inc.	85,252	976
*	BofI Holding Inc.	45,424	969
	Nelnet Inc. Class A	24,620	969
	Independent Bank Corp.	21,031	967
	National General Holdings Corp.	44,570	962
*	Zillow Group Inc. Class A	37,054	947
	Horace Mann Educators Corp.	29,770	943
	Redwood Trust Inc.	71,138	930
	BBCN Bancorp Inc.	61,185	929
*	Essent Group Ltd.	43,500	905
	Simmons First National Corp. Class A	19,897	897
	BOK Financial Corp.	16,240	887
	Lakeland Financial Corp.	19,337	885
	Talmer Bancorp Inc. Class A	48,801	883

	Terreno Realty Corp.	37,620	882
	Kemper Corp.	29,803	881
	TFS Financial Corp.	50,131	871
	Park National Corp.	9,646	868
	First Financial Bancorp	47,516	864
	Capstead Mortgage Corp.	86,964	860
	Ramco-Gershenson Properties Trust	47,501	856
	ServisFirst Bancshares Inc.	19,259	855
	Northwest Bancshares Inc.	63,035	852
	FelCor Lodging Trust Inc.	104,179	846
	PennyMac Mortgage Investment Trust	61,550	840
	Chatham Lodging Trust	38,985	835
	WesBanco Inc.	27,572	819
	Provident Financial Services Inc.	40,366	815
*	Green Dot Corp. Class A	35,233	809
	WSFS Financial Corp.	24,835	808
	First Commonwealth Financial Corp.	90,842	805
	Banner Corp.	18,894	794
	Franklin Street Properties Corp.	74,751	793
*	Navigators Group Inc.	9,426	791
	ARMOUR Residential REIT Inc.	36,417	784
	Investors Real Estate Trust	106,895	776
	Yadkin Financial Corp.	32,676	773
*	HealthEquity Inc.	31,116	768
	Summit Hotel Properties Inc.	62,382	747
	Seritage Growth Properties Class A	14,817	740
	Union Bankshares Corp.	29,955	738
*	FNFV Group	67,731	735
	AMERISAFE Inc.	13,891	730
*	Beneficial Bancorp Inc.	53,118	727
	United Fire Group Inc.	16,523	724
	Cash America International Inc.	18,647	721
	Towne Bank/Portsmouth VA	37,267	715
*	FCB Financial Holdings Inc. Class A	21,003	699
*	KCG Holdings Inc. Class A	58,329	697
*	iStar Inc.	71,217	688
	Ameris Bancorp	23,224	687
	Infinity Property & Casualty Corp.	8,531	687
*	Walker & Dunlop Inc.	28,291	687
	Four Corners Property Trust Inc.	38,138	685
	First Merchants Corp.	28,865	680
	Universal Health Realty Income Trust	12,057	678
	Hersha Hospitality Trust Class A	31,582	674
	Stewart Information Services Corp.	18,408	668
	Flushing Financial Corp.	30,866	667
*	Black Knight Financial Services Inc. Class A	21,479	666
*,^ St. Joe Co.		38,598	662
	Apollo Commercial Real Estate Finance Inc.	39,301	641
	Employers Holdings Inc.	22,686	638
	Banc of California Inc.	35,799	626
*	Piper Jaffray Cos.	12,632	626
	Wilshire Bancorp Inc.	60,716	625
	LegacyTexas Financial Group Inc.	31,265	614
	S&T Bancorp Inc.	23,800	613
	HFF Inc. Class A	22,257	613
	BNC Bancorp	28,936	611
	CenterState Banks Inc.	41,016	611

Sandy Spring Bancorp Inc.	21,437	597
Cohen & Steers Inc.	15,278	595
Capital Bank Financial Corp.	18,822	581
Ashford Hospitality Trust Inc.	90,855	580
Investment Technology Group Inc.	26,214	579
Maiden Holdings Ltd.	44,637	578
Anworth Mortgage Asset Corp.	121,537	566
Rexford Industrial Realty Inc.	30,281	550
Ares Commercial Real Estate Corp.	50,195	550
FBL Financial Group Inc. Class A	8,929	549
City Holding Co.	11,453	547
Meridian Bancorp Inc.	39,211	546
Safety Insurance Group Inc.	9,548	545
Oritani Financial Corp.	31,918	542
Silver Bay Realty Trust Corp.	36,392	540
RE/MAX Holdings Inc. Class A	15,709	539
State Bank Financial Corp.	27,249	538
Southside Bancshares Inc.	20,404	532
Dime Community Bancshares Inc.	30,008	529
* Third Point Reinsurance Ltd.	46,083	524
American National Insurance Co.	4,522	522
Virtus Investment Partners Inc.	6,659	520
Getty Realty Corp.	26,188	519
* Nationstar Mortgage Holdings Inc.	52,171	516
* Customers Bancorp Inc.	21,681	512
Cardinal Financial Corp.	24,705	503
* Greenlight Capital Re Ltd. Class A	23,027	502
Tier REIT Inc.	36,875	496
Saul Centers Inc.	9,308	494
Hanmi Financial Corp.	22,358	492
Alexander's Inc.	1,287	490
National Bank Holdings Corp. Class A	23,983	489
* LendingTree Inc.	4,965	485
TriCo Bancshares	18,448	467
Agree Realty Corp.	12,065	464
New York Mortgage Trust Inc.	97,618	463
National Western Life Group Inc. Class A	2,004	462
Brookline Bancorp Inc.	41,790	460
TrustCo Bank Corp. NY	75,516	458
Hannon Armstrong Sustainable Infrastructure Capital Inc.	23,758	457
Apollo Residential Mortgage Inc.	33,924	455
Rouse Properties Inc.	24,666	453
* Flagstar Bancorp Inc.	20,822	447
Financial Institutions Inc.	15,207	442
InfraREIT Inc.	25,604	437
Enterprise Financial Services Corp.	16,118	436
James River Group Holdings Ltd.	13,500	436
Berkshire Hills Bancorp Inc.	15,821	425
* Ambac Financial Group Inc.	26,700	422
Tompkins Financial Corp.	6,587	422
CoBiz Financial Inc.	35,515	420
* Pacific Premier Bancorp Inc.	19,424	415
* Encore Capital Group Inc.	16,077	414
Monmouth Real Estate Investment Corp.	34,116	406
Western Asset Mortgage Capital Corp.	39,819	400
First Bancorp/Southern Pines NC	21,221	400
Pacific Continental Corp.	23,812	384

United Financial Bancorp Inc.	30,405	383
German American Bancorp Inc.	11,832	381
Dynex Capital Inc.	56,917	378
Northfield Bancorp Inc.	22,877	376
AG Mortgage Investment Trust Inc.	28,685	375
Resource Capital Corp.	33,223	374
First Community Bancshares Inc.	18,746	372
Independent Bank Corp.	25,554	372
Blue Hills Bancorp Inc.	26,900	368
Community Trust Bancorp Inc.	10,390	367
^ Arlington Asset Investment Corp. Class A	29,186	366
Cedar Realty Trust Inc.	50,229	363
1st Source Corp.	11,266	359
Lakeland Bancorp Inc.	35,332	359
Winthrop Realty Trust	27,169	357
CareTrust REIT Inc.	27,330	347
Orchid Island Capital Inc.	33,300	345
* TriState Capital Holdings Inc.	27,357	345
* Global Indemnity plc	10,932	340
Greenhill & Co. Inc.	14,870	330
Suffolk Bancorp	13,005	328
Altisource Residential Corp.	27,312	328
Kearny Financial Corp.	26,224	324
* Forestar Group Inc.	24,792	323
MainSource Financial Group Inc.	15,307	323
PJT Partners Inc.	13,202	318
BancFirst Corp.	5,546	316
Park Sterling Corp.	47,225	315
First Financial Corp.	9,206	315
Fidelity Southern Corp.	19,619	315
Universal Insurance Holdings Inc.	17,161	305
Charter Financial Corp.	22,578	305
One Liberty Properties Inc.	13,598	305
Ladder Capital Corp.	24,324	303
Central Pacific Financial Corp.	13,900	303
* WMIH Corp.	129,246	302
Univest Corp. of Pennsylvania	15,499	302
Preferred Bank/Los Angeles CA	9,976	302
Southwest Bancorp Inc.	19,829	298
Stock Yards Bancorp Inc.	7,724	298
* Old Second Bancorp Inc.	41,200	295
Sierra Bancorp	16,207	294
NRG Yield Inc.	20,600	293
Westwood Holdings Group Inc.	4,973	292
* Southern First Bancshares Inc.	11,860	290
Opus Bank	8,500	289
SI Financial Group Inc.	20,694	288
Heritage Oaks Bancorp	36,758	286
Independent Bank Group Inc.	10,427	286
Virtu Financial Inc. Class A	12,872	285
NorthStar Realty Finance Corp.	21,459	282
Macatawa Bank Corp.	44,542	278
* First BanCorp/Puerto Rico	94,771	277
Urstadt Biddle Properties Inc. Class A	13,096	274
* First NBC Bank Holding Co.	13,225	272
United Community Financial Corp.	45,906	269
* Cascade Bancorp	46,888	268

	Home Bancorp Inc.	9,983	268
*	Seacoast Banking Corp. of Florida	16,785	265
	First Interstate BancSystem Inc. Class A	9,325	262
*	Atlas Financial Holdings Inc.	14,200	258
	Federated National Holding Co.	13,100	258
	ConnectOne Bancorp Inc.	15,716	257
*	Ladenburg Thalmann Financial Services Inc.	102,733	257
	Republic Bancorp Inc. Class A	9,937	257
	Farmers Capital Bank Corp.	9,708	256
	Heritage Insurance Holdings Inc.	16,020	256
	Diamond Hill Investment Group Inc.	1,434	254
	Consolidated-Tomoka Land Co.	5,500	254
	Washington Trust Bancorp Inc.	6,773	253
	First Potomac Realty Trust	27,756	251
*	Altisource Portfolio Solutions SA	10,289	248
*	CommunityOne Bancorp	18,671	248
	OneBeacon Insurance Group Ltd. Class A	19,239	245
*	Republic First Bancorp Inc.	58,159	245
*	Hallmark Financial Services Inc.	21,230	244
	Capital City Bank Group Inc.	16,649	243
*	Sun Bancorp Inc.	11,720	243
	Heartland Financial USA Inc.	7,854	242
	Ames National Corp.	9,754	242
	Citizens & Northern Corp.	12,016	239
*	Marcus & Millichap Inc.	9,350	237
*	Safeguard Scientifics Inc.	17,815	236
*	NewStar Financial Inc.	26,910	235
	Moelis & Co. Class A	8,331	235
*	MoneyGram International Inc.	38,360	235
	ZAIS Financial Corp.	15,700	234
*	Bancorp Inc.	40,939	234
*,^ Citizens Inc. Class A		31,923	231
	Bank Mutual Corp.	30,162	228
	GAIN Capital Holdings Inc.	34,755	228
	Bryn Mawr Bank Corp.	8,806	227
	Westfield Financial Inc.	26,868	226
	Heritage Commerce Corp.	21,758	218
	National Bankshares Inc.	6,344	218
*	Anchor BanCorp Wisconsin Inc.	4,810	217
*	INTL. FCStone Inc.	8,101	217
	Premier Financial Bancorp Inc.	13,561	214
*	World Acceptance Corp.	5,630	213
	Heritage Financial Corp.	12,075	212
	State National Cos. Inc.	16,800	212
	Armada Hoffler Properties Inc.	18,554	209
	First Busey Corp.	10,166	208
	Ashford Hospitality Prime Inc.	17,761	207
	Owens Realty Mortgage Inc.	12,718	203
*	Ocwen Financial Corp.	82,008	203
	First Financial Northwest Inc.	15,135	199
*	First Bank/Hamilton NJ	28,718	199
	Peoples Bancorp Inc.	10,181	199
*	PICO Holdings Inc.	19,380	198
	NexPoint Residential Trust Inc.	15,066	197
	National Storage Affiliates Trust	9,159	194
*	Hampton Roads Bankshares Inc.	108,262	192
	Guaranty Bancorp	12,389	192

Enterprise Bancorp Inc.	7,286	191
Mercantile Bank Corp.	8,524	191
Gladstone Commercial Corp.	11,598	190
Great Southern Bancorp Inc.	5,104	190
First Internet Bancorp	8,035	188
Marlin Business Services Corp.	13,089	187
BankFinancial Corp.	15,767	186
FBR & Co.	10,067	182
CatchMark Timber Trust Inc. Class A	16,745	181
Independence Holding Co.	11,385	181
Independence Realty Trust Inc.	25,027	178
* Cowen Group Inc. Class A	46,762	178
QCR Holdings Inc.	7,447	178
Arbor Realty Trust Inc.	26,233	178
Blue Capital Reinsurance Holdings Ltd.	9,734	174
Arrow Financial Corp.	6,518	173
* Tejon Ranch Co.	8,322	171
Preferred Apartment Communities Inc. Class A	13,165	167
West Bancorporation Inc.	9,152	167
Camden National Corp.	3,845	161
Fidelity & Guaranty Life	6,100	160
Resource America Inc. Class A	27,589	159
ESSA Bancorp Inc.	11,543	156
Merchants Bancshares Inc.	5,163	154
EMC Insurance Group Inc.	5,982	153
HCI Group Inc.	4,600	153
Bridge Bancorp Inc.	4,986	152
CNB Financial Corp.	8,629	152
* HomeStreet Inc.	7,271	151
* Atlantic Coast Financial Corp.	24,886	150
Peoples Financial Services Corp.	3,941	147
United Insurance Holdings Corp.	7,628	147
First Bancorp Inc.	7,436	145
Waterstone Financial Inc.	10,594	145
California First National Bancorp	10,984	144
State Auto Financial Corp.	6,441	142
* eHealth Inc.	15,100	142
* RMR Group Inc. Class A	5,570	139
Pulaski Financial Corp.	8,623	139
First Defiance Financial Corp.	3,612	139
GAMCO Investors Inc. Class A	3,601	133
* NMI Holdings Inc. Class A	25,962	131
Whitestone REIT	10,400	131
* Phoenix Cos. Inc.	3,502	129
Monarch Financial Holdings Inc.	7,749	129
* C1 Financial Inc.	5,200	126
* Coastway Bancorp Inc.	10,010	125
* On Deck Capital Inc.	16,073	125
Territorial Bancorp Inc.	4,784	125
Bluerock Residential Growth REIT Inc. Class A	11,410	124
Parke Bancorp Inc.	9,235	122
OceanFirst Financial Corp.	6,912	122
Peapack Gladstone Financial Corp.	7,136	121
Baylake Corp.	7,520	120
* American River Bankshares	11,752	119
Access National Corp.	5,974	118
Horizon Bancorp	4,760	118

UMH Properties Inc.	11,700	116
First of Long Island Corp.	4,067	116
Tiptree Financial Inc. Class A	20,164	115
Hennessy Advisors Inc.	4,200	112
* BSB Bancorp Inc.	4,902	110
Sotherly Hotels Inc.	21,370	110
Provident Financial Holdings Inc.	6,338	108
Pzena Investment Management Inc. Class A	14,284	108
Calamos Asset Management Inc. Class A	12,700	108
* CU Bancorp	5,006	106
Fox Chase Bancorp Inc.	5,447	105
Northrim BanCorp Inc.	4,388	105
* RMG Networks Holding Corp.	89,200	104
Old Line Bancshares Inc.	5,764	104
Reis Inc.	4,375	103
* Westbury Bancorp Inc.	5,422	103
* HomeTrust Bancshares Inc.	5,580	102
* Associated Capital Group Inc. Class A	3,601	101
CorEnergy Infrastructure Trust Inc.	5,005	101
Cape Bancorp Inc.	7,322	98
JAVELIN Mortgage Investment Corp.	13,500	97
* Southcoast Financial Corp.	7,367	96
Meta Financial Group Inc.	2,076	95
First Bancshares Inc.	6,000	94
Silvercrest Asset Management Group Inc. Class A	7,359	94
Cherry Hill Mortgage Investment Corp.	6,580	93
Baldwin & Lyons Inc.	3,767	93
Donegal Group Inc. Class A	6,422	92
Penns Woods Bancorp Inc.	2,387	92
National Interstate Corp.	3,053	91
Chemung Financial Corp.	3,453	91
Summit State Bank	6,666	91
Clifton Bancorp Inc.	5,802	88
Oppenheimer Holdings Inc. Class A	5,519	87
Easterly Government Properties Inc.	4,543	84
* Emergent Capital Inc.	20,730	83
* Atlantic Capital Bancshares Inc.	5,886	82
American National Bankshares Inc.	3,239	82
Century Bancorp Inc. Class A	2,107	82
AmeriServ Financial Inc.	25,974	78
* First Marblehead Corp.	19,724	75
First Connecticut Bancorp Inc.	4,669	75
Investors Title Co.	812	74
MutualFirst Financial Inc.	2,926	74
* ASB Bancorp Inc.	2,902	70
Atlantic American Corp.	15,700	70
United Bancshares Inc.	3,700	69
Bank of Marin Bancorp	1,395	69
2 Federal Agricultural Mortgage Corp.	1,811	68
* Franklin Financial Network Inc.	2,502	68
* PennyMac Financial Services Inc. Class A	5,650	66
* FRP Holdings Inc.	1,824	65
* First United Corp.	5,917	65
* Consumer Portfolio Services Inc.	14,900	63
C&F Financial Corp.	1,595	61
* First Foundation Inc.	2,700	61
^ United Development Funding IV	18,535	59

Newcastle Investment Corp.	13,426	58
Stonegate Bank	1,737	52
United Bancorp Inc.	5,633	51
Five Oaks Investment Corp.	8,913	50
First Savings Financial Group Inc.	1,513	50
Bar Harbor Bankshares	1,497	50
HopFed Bancorp Inc.	4,115	47
* Enova International Inc.	7,435	47
* Impac Mortgage Holdings Inc.	3,300	46
Houlihan Lokey Inc.	1,814	45
Hingham Institution for Savings	378	45
Community West Bancshares	6,600	45
2 Federal Agricultural Mortgage Corp. Class A	1,200	45
IF Bancorp Inc.	2,200	41
Cheviot Financial Corp.	2,571	38
Northeast Bancorp	3,351	36
* AV Homes Inc.	3,128	36
Ellington Residential Mortgage REIT	2,900	35
* Asta Funding Inc.	3,563	32
* Ashford Inc.	669	30
* Walter Investment Management Corp.	3,772	29
* EZCORP Inc. Class A	9,438	28
Salisbury Bancorp Inc.	798	25
MidSouth Bancorp Inc.	3,241	25
Eastern Virginia Bankshares Inc.	3,288	22
RAIT Financial Trust	6,286	20
United Community Bancorp	1,400	19
* First Acceptance Corp.	10,492	19
Middleburg Financial Corp.	873	19
Gladstone Land Corp.	1,800	18
MidWestOne Financial Group Inc.	642	18
* Triumph Bancorp Inc.	1,100	17
Great Ajax Corp.	1,239	14
* Royal Bancshares of Pennsylvania Inc.	6,217	13
* Prism Technologies Group Inc.	43,196	13
Jernigan Capital Inc.	760	12
* 1347 Property Insurance Holdings Inc.	1,800	11
Citizens First Corp.	700	10
* Maui Land & Pineapple Co. Inc.	1,499	9
* Carolina Bank Holdings Inc.	500	8
* Malvern Bancorp Inc.	500	8
* Cordia Bancorp Inc.	1,200	5
WVS Financial Corp.	400	5
Investar Holding Corp.	300	4
* Atlanticus Holdings Corp.	758	2
US Global Investors Inc. Class A	1,100	2
Home Federal Bancorp Inc.	55	1
* Ambit Biosciences Corp. CVR Rights	1,900	1
* Tejon Ranch Co. Warrants Exp. 08/31/2016	1,141	—
* Biosante Pharmaceutical Inc CVR	14,250	—
* Allen Organ Co. Escrow Shares	1,400	—
* EnSite Power Inc.	5,088	—
		3,052,405
Health Care (7.9%)
Johnson & Johnson	2,091,404	226,290
Pfizer Inc.	4,681,725	138,766
Merck & Co. Inc.	2,116,689	111,994

Gilead Sciences Inc.	1,038,173	95,367
UnitedHealth Group Inc.	719,647	92,762
Amgen Inc.	571,403	85,670
Bristol-Myers Squibb Co.	1,267,511	80,969
* Allergan plc	299,239	80,205
Medtronic plc	1,065,931	79,945
AbbVie Inc.	1,223,482	69,885
* Celgene Corp.	594,729	59,526
Eli Lilly & Co.	756,702	54,490
Abbott Laboratories	1,120,598	46,875
* Biogen Inc.	166,727	43,402
Thermo Fisher Scientific Inc.	298,137	42,213
* Express Scripts Holding Co.	507,734	34,876
Aetna Inc.	265,806	29,863
Anthem Inc.	199,302	27,701
Cigna Corp.	194,570	26,703
Becton Dickinson and Co.	160,619	24,385
Stryker Corp.	225,473	24,191
* Alexion Pharmaceuticals Inc.	164,226	22,864
* Regeneron Pharmaceuticals Inc.	59,035	21,279
* HCA Holdings Inc.	263,996	20,605
Humana Inc.	112,416	20,567
Baxalta Inc.	488,371	19,730
* Boston Scientific Corp.	1,019,013	19,168
* Illumina Inc.	111,741	18,114
* Intuitive Surgical Inc.	28,307	17,014
Baxter International Inc.	410,451	16,861
Zoetis Inc.	347,108	15,387
* Vertex Pharmaceuticals Inc.	190,356	15,131
* Mylan NV	319,317	14,800
Zimmer Biomet Holdings Inc.	137,838	14,698
* Edwards Lifesciences Corp.	163,194	14,395
Perrigo Co. plc	106,443	13,617
St. Jude Medical Inc.	208,168	11,449
CR Bard Inc.	55,920	11,333
DENTSPLY SIRONA Inc.	183,231	11,293
* Henry Schein Inc.	61,485	10,614
* BioMarin Pharmaceutical Inc.	118,929	9,809
* DaVita HealthCare Partners Inc.	129,476	9,501
* Incyte Corp.	123,023	8,915
Universal Health Services Inc. Class B	69,802	8,706
* Laboratory Corp. of America Holdings	74,011	8,669
* Centene Corp.	125,939	7,754
Quest Diagnostics Inc.	104,987	7,501
* Waters Corp.	55,930	7,378
* Hologic Inc.	199,337	6,877
ResMed Inc.	107,529	6,217
* Jazz Pharmaceuticals plc	46,335	6,049
Cooper Cos. Inc.	37,759	5,814
* Medivation Inc.	126,038	5,795
* Varian Medical Systems Inc.	70,799	5,665
* Mallinckrodt plc	86,162	5,280
* IDEXX Laboratories Inc.	66,470	5,206
Teleflex Inc.	31,727	4,981
* Endo International plc	172,679	4,861
STERIS plc	66,929	4,755
* MEDNAX Inc.	72,984	4,716

*	DexCom Inc.	61,553	4,180
*	Quintiles Transnational Holdings Inc.	61,718	4,018
*	Alkermes plc	117,348	4,012
*	Align Technology Inc.	54,279	3,946
*	Ionis Pharmaceuticals Inc.	95,453	3,866
*	United Therapeutics Corp.	34,586	3,854
	West Pharmaceutical Services Inc.	54,802	3,799
*	Alnylam Pharmaceuticals Inc.	56,538	3,549
*	Alere Inc.	67,004	3,391
*	WellCare Health Plans Inc.	34,746	3,223
*	Amsurg Corp.	43,095	3,215
	Patterson Cos. Inc.	63,895	2,973
*	Acadia Healthcare Co. Inc.	53,400	2,943
*	Envision Healthcare Holdings Inc.	140,404	2,864
*	Seattle Genetics Inc.	81,229	2,850
*	Neurocrine Biosciences Inc.	70,052	2,771
*,^ OPKO Health Inc.		259,243	2,694
	HealthSouth Corp.	70,829	2,665
*	ABIOMED Inc.	27,761	2,632
*	Charles River Laboratories International Inc.	34,515	2,621
*	PAREXEL International Corp.	41,664	2,614
	Bio-Techne Corp.	27,482	2,598
*	LifePoint Health Inc.	36,034	2,495
*	Team Health Holdings Inc.	58,039	2,427
*	Brookdale Senior Living Inc.	151,049	2,399
	Bruker Corp.	80,190	2,245
*,^ Juno Therapeutics Inc.		56,260	2,143
	Hill-Rom Holdings Inc.	42,549	2,140
*	Catalent Inc.	77,562	2,069
*	Prestige Brands Holdings Inc.	38,429	2,052
*	Bio-Rad Laboratories Inc. Class A	14,843	2,029
*	Cepheid	59,685	1,991
*	Molina Healthcare Inc.	30,634	1,976
*	Myriad Genetics Inc.	50,682	1,897
*	Ultragenyx Pharmaceutical Inc.	29,292	1,854
	Cantel Medical Corp.	25,505	1,820
*	Impax Laboratories Inc.	56,814	1,819
*	NuVasive Inc.	37,176	1,809
*	ACADIA Pharmaceuticals Inc.	64,578	1,806
	Owens & Minor Inc.	43,665	1,765
	Healthcare Services Group Inc.	47,125	1,735
*	Anacor Pharmaceuticals Inc.	32,284	1,726
*	Horizon Pharma plc	103,365	1,713
*	Ligand Pharmaceuticals Inc.	15,030	1,610
*	Insulet Corp.	47,248	1,567
*,^ Kite Pharma Inc.		34,092	1,565
*	Medicines Co.	49,067	1,559
*	Masimo Corp.	37,233	1,558
*	Integra LifeSciences Holdings Corp.	23,062	1,553
*	Neogen Corp.	30,482	1,535
*	Pacira Pharmaceuticals Inc.	28,434	1,506
*	Nektar Therapeutics	103,903	1,429
*,^ Intrexon Corp.		41,357	1,402
*	Community Health Systems Inc.	75,717	1,402
*	Akorn Inc.	58,023	1,365
*	VWR Corp.	50,271	1,360
*	Wright Medical Group NV	79,117	1,313

*	Magellan Health Inc.	18,946	1,287
*	Halyard Health Inc.	43,763	1,257
*	Ironwood Pharmaceuticals Inc. Class A	114,716	1,255
*	Haemonetics Corp.	35,802	1,252
*	Bluebird Bio Inc.	27,374	1,163
*	Air Methods Corp.	31,635	1,146
*	Novavax Inc.	219,880	1,135
*	Emergent BioSolutions Inc.	30,903	1,123
*	Globus Medical Inc.	47,139	1,120
*	Amedisys Inc.	23,114	1,117
*	Select Medical Holdings Corp.	94,155	1,112
*	Ophthotech Corp.	26,152	1,105
*	TESARO Inc.	24,898	1,096
*	INC Research Holdings Inc. Class A	26,265	1,082
*	Surgical Care Affiliates Inc.	22,969	1,063
*	ICU Medical Inc.	10,206	1,062
*	FibroGen Inc.	48,002	1,022
*	HMS Holdings Corp.	68,186	978
*	Nevro Corp.	16,645	936
*	Portola Pharmaceuticals Inc.	44,800	914
*	Acorda Therapeutics Inc.	34,391	910
*	Affymetrix Inc.	64,671	906
*	Natus Medical Inc.	22,431	862
*	PRA Health Sciences Inc.	20,055	858
*	Achillion Pharmaceuticals Inc.	110,203	851
*	ARIAD Pharmaceuticals Inc.	129,856	830
*	Zeltiq Aesthetics Inc.	30,400	826
	CONMED Corp.	19,509	818
	Ensign Group Inc.	36,040	816
*	Agios Pharmaceuticals Inc.	19,346	785
	Analogic Corp.	9,555	755
	Abaxis Inc.	16,612	754
*	NxStage Medical Inc.	50,272	754
	Meridian Bioscience Inc.	36,345	749
*,^ Innoviva Inc.		59,413	748
*	Tenet Healthcare Corp.	25,259	731
*	Halozyme Therapeutics Inc.	76,318	723
*	Alder Biopharmaceuticals Inc.	29,462	722
*	Exelixis Inc.	178,780	715
*	Sage Therapeutics Inc.	22,182	711
*	Orthofix International NV	17,070	709
	Kindred Healthcare Inc.	57,167	706
*	Acceleron Pharma Inc.	25,970	685
*	Amicus Therapeutics Inc.	77,869	658
*	Puma Biotechnology Inc.	22,343	656
*	MacroGenics Inc.	34,837	653
*	Repligen Corp.	24,266	651
*	Omnicell Inc.	23,211	647
*	Inogen Inc.	14,309	644
*	Intercept Pharmaceuticals Inc.	5,000	642
*	Merrimack Pharmaceuticals Inc.	76,489	640
*	Clovis Oncology Inc.	33,228	638
*,^ ZIOPHARM Oncology Inc.		85,934	638
*	Depomed Inc.	45,061	628
*	MiMedx Group Inc.	71,711	627
*	TherapeuticsMD Inc.	97,857	626
*	Cynosure Inc. Class A	14,058	620

*	LHC Group Inc.	17,133	609
*	Dynavax Technologies Corp.	31,077	598
*	Five Prime Therapeutics Inc.	14,000	569
*	Sarepta Therapeutics Inc.	28,629	559
*	Intra-Cellular Therapies Inc. Class A	20,072	558
*	Insmed Inc.	43,429	550
*	Theravance Biopharma Inc.	29,221	549
*	Merit Medical Systems Inc.	29,628	548
*	Anika Therapeutics Inc.	12,221	547
*	Retrophin Inc.	39,642	542
*	ImmunoGen Inc.	63,154	538
*,^ Omeros Corp.		34,470	529
*	Vascular Solutions Inc.	16,127	525
*	SciClone Pharmaceuticals Inc.	46,679	513
*	HeartWare International Inc.	15,864	498
*	Supernus Pharmaceuticals Inc.	32,138	490
*	Albany Molecular Research Inc.	31,817	486
*	Triple-S Management Corp. Class B	19,528	485
	US Physical Therapy Inc.	9,706	483
*	Luminex Corp.	24,212	470
*	Cempra Inc.	26,804	470
*	Adeptus Health Inc. Class A	8,440	469
*	PharMerica Corp.	21,176	468
*	Healthways Inc.	46,229	466
*	Spectranetics Corp.	31,726	461
*,^ Spark Therapeutics Inc.		15,601	460
*	Epizyme Inc.	37,886	459
*	Pacific Biosciences of California Inc.	53,898	458
*,^ Lexicon Pharmaceuticals Inc.		38,014	454
*	Progenics Pharmaceuticals Inc.	103,124	450
*	LDR Holding Corp.	17,384	443
*,^ Inovio Pharmaceuticals Inc.		49,399	430
*	Momenta Pharmaceuticals Inc.	46,298	428
*	Endologix Inc.	50,416	421
*	Genomic Health Inc.	16,575	411
*,^ Geron Corp.		140,600	411
*	Raptor Pharmaceutical Corp.	88,359	406
*	Cerus Corp.	68,320	405
*	CorVel Corp.	10,154	400
*	Amphastar Pharmaceuticals Inc.	33,036	396
*	Seres Therapeutics Inc.	14,611	388
*	Corcept Therapeutics Inc.	82,598	387
*,^ Heron Therapeutics Inc.		20,300	385
*	Capital Senior Living Corp.	20,780	385
	Invacare Corp.	29,000	382
*	Editas Medicine Inc.	10,936	378
*,^ Insys Therapeutics Inc.		23,352	373
*	AtriCure Inc.	22,067	371
	Atrion Corp.	934	369
*	OraSure Technologies Inc.	50,771	367
*	Spectrum Pharmaceuticals Inc.	57,174	364
*	Quidel Corp.	20,812	359
*	HealthStream Inc.	15,923	352
*	AngioDynamics Inc.	28,580	351
*	Lannett Co. Inc.	19,022	341
*	Sangamo BioSciences Inc.	56,245	340
*	Otonomy Inc.	22,732	339

	Universal American Corp.	47,228	337
*	Intersect ENT Inc.	17,577	334
*	Array BioPharma Inc.	111,760	330
	National HealthCare Corp.	5,271	328
*,^ Eagle Pharmaceuticals Inc.		7,970	323
*,^ Keryx Biopharmaceuticals Inc.		69,117	323
	CryoLife Inc.	29,266	315
*,^ Aduro Biotech Inc.		23,806	305
*,^ Rockwell Medical Inc.		40,599	305
*,^ Accelerate Diagnostics Inc.		21,120	303
*	Vanda Pharmaceuticals Inc.	35,307	295
*	Accuray Inc.	50,696	293
*	NewLink Genetics Corp.	16,004	291
*	Radius Health Inc.	9,000	283
*	XenoPort Inc.	61,931	279
*	ANI Pharmaceuticals Inc.	8,169	275
*	Bellicum Pharmaceuticals Inc.	29,128	272
*	Adamas Pharmaceuticals Inc.	18,813	272
*	Sagent Pharmaceuticals Inc.	21,855	266
*	Revance Therapeutics Inc.	15,225	266
*	Coherus Biosciences Inc.	12,335	262
*	Sucampo Pharmaceuticals Inc. Class A	23,507	257
*	K2M Group Holdings Inc.	17,275	256
*	Aerie Pharmaceuticals Inc.	20,988	255
*	Teligent Inc.	51,252	251
*	Fluidigm Corp.	31,051	251
*	Bio-Path Holdings Inc.	92,672	240
*	Mirati Therapeutics Inc.	11,000	235
*,^ MannKind Corp.		143,957	232
*	TG Therapeutics Inc.	27,012	230
*	La Jolla Pharmaceutical Co.	10,926	228
*	Agenus Inc.	54,100	225
*	Glaukos Corp.	13,200	223
*	Aegerion Pharmaceuticals Inc.	59,900	222
*	Dermira Inc.	10,654	220
*	Arrowhead Research Corp.	45,544	220
*	Zogenix Inc.	23,615	218
*,^ Fortress Biotech Inc.		70,300	218
*	Enanta Pharmaceuticals Inc.	7,384	217
*	Xencor Inc.	16,102	216
*	Chimerix Inc.	42,146	215
*	Rigel Pharmaceuticals Inc.	103,061	214
*	PharmAthene Inc.	113,000	214
*	Blueprint Medicines Corp.	11,829	214
*	Exactech Inc.	10,475	212
*	AMAG Pharmaceuticals Inc.	9,059	212
*	Loxo Oncology Inc.	7,407	203
*,^ Galena Biopharma Inc.		147,900	201
*	Foundation Medicine Inc.	10,862	197
*	BioTelemetry Inc.	16,900	197
*	Collegium Pharmaceutical Inc.	10,740	195
*	AcelRx Pharmaceuticals Inc.	62,522	193
*	Durect Corp.	142,232	192
*	Akebia Therapeutics Inc.	21,309	192
*,^ Athersys Inc.		85,330	192
*	Synergy Pharmaceuticals Inc.	67,898	187
*	Regulus Therapeutics Inc.	27,019	187

*,^ Teladoc Inc.		19,389	186
*	Cardiovascular Systems Inc.	17,433	181
*	ArQule Inc.	111,904	179
*	InVivo Therapeutics Holdings Corp.	25,293	177
*,^ Anavex Life Sciences Corp.		35,000	171
*	NeoGenomics Inc.	24,938	168
*	BioCryst Pharmaceuticals Inc.	59,223	168
*	Idera Pharmaceuticals Inc.	84,400	167
*,^ OvaScience Inc.		17,600	167
*	Civitas Solutions Inc.	9,564	167
*	Aimmune Therapeutics Inc.	12,182	165
*	Endocyte Inc.	52,835	164
*,^ Advaxis Inc.		18,105	163
*	Arena Pharmaceuticals Inc.	80,601	159
*,^ Immunomedics Inc.		63,470	159
*	Concert Pharmaceuticals Inc.	11,550	158
*	STAAR Surgical Co.	21,070	156
*,^ Synthetic Biologics Inc.		64,604	152
*	Enzo Biochem Inc.	33,179	151
*	RadNet Inc.	30,936	149
*	Esperion Therapeutics Inc.	8,800	149
*	Vermillion Inc.	101,167	149
*	Lion Biotechnologies Inc.	29,150	148
*	CytRx Corp.	53,516	143
*	Flexion Therapeutics Inc.	15,105	139
*	Harvard Bioscience Inc.	44,129	133
*	BioSpecifics Technologies Corp.	3,792	132
*,^ Sequenom Inc.		92,513	130
*	Ignyta Inc.	19,184	130
*	Aralez Pharmaceuticals Inc.	35,678	127
*	Trevena Inc.	15,300	127
*	ConforMIS Inc.	11,712	126
*	RTI Surgical Inc.	31,405	126
*	Almost Family Inc.	3,364	125
*	OncoMed Pharmaceuticals Inc.	12,252	124
*	SurModics Inc.	6,580	121
*	Heska Corp.	4,200	120
*	PTC Therapeutics Inc.	18,333	118
*	Natera Inc.	12,200	116
*	IsoRay Inc.	126,600	114
*	Celldex Therapeutics Inc.	28,510	108
*	Pain Therapeutics Inc.	48,044	107
*	Bovie Medical Corp.	63,973	107
*,^ Tenax Therapeutics Inc.		51,000	105
*	GenMark Diagnostics Inc.	19,800	104
*	AVEO Pharmaceuticals Inc.	112,100	103
*,^ BioTime Inc.		35,579	102
*	Paratek Pharmaceuticals Inc.	6,718	102
*	Anthera Pharmaceuticals Inc.	27,836	101
	Osiris Therapeutics Inc.	17,249	98
	Psychemedics Corp.	6,875	95
*	NanoString Technologies Inc.	6,079	93
*	Oncothyreon Inc.	71,680	91
*	Inotek Pharmaceuticals Corp.	12,000	89
*	Curis Inc.	55,000	89
*	SeaSpine Holdings Corp.	5,954	87
*	Sorrento Therapeutics Inc.	16,200	87

*	Cytokinetics Inc.	12,200	86
*,^ Trovagene Inc.		17,591	82
*,^ Sientra Inc.		11,400	78
*,^ Neuralstem Inc.		94,120	71
*	CTI BioPharma Corp.	130,632	69
*	Pfenex Inc.	6,888	68
*	Immune Design Corp.	5,100	66
*	iBio Inc.	113,000	64
*	Surgery Partners Inc.	4,697	62
*,^ pSivida Corp.		22,454	60
*	Cara Therapeutics Inc.	9,400	58
	Daxor Corp.	7,259	58
*	Abeona Therapeutics Inc.	22,600	58
*	Peregrine Pharmaceuticals Inc.	136,113	57
*	Tobira Therapeutics Inc.	6,869	56
*	Chiasma Inc.	6,085	56
*	Celator Pharmaceuticals Inc.	4,900	54
*	Exact Sciences Corp.	7,966	54
*	Addus HomeCare Corp.	3,120	54
*	Versartis Inc.	6,633	53
*	Global Blood Therapeutics Inc.	3,300	52
*	Provectus Biopharmaceuticals Inc. Class A	137,700	52
*	Catalyst Pharmaceuticals Inc.	44,127	52
*	Assembly Biosciences Inc.	10,200	51
*	Tandem Diabetes Care Inc.	5,683	49
*	OXiGENE Inc.	61,300	49
*	AAC Holdings Inc.	2,200	44
*	Biolase Inc.	32,306	42
*	Cumberland Pharmaceuticals Inc.	9,063	41
*	Medgenics Inc.	9,225	41
*,^ Northwest Biotherapeutics Inc.		27,506	40
	Utah Medical Products Inc.	630	39
	Digirad Corp.	7,706	38
*	Ardelyx Inc.	4,779	37
*,^ Vital Therapies Inc.		3,700	34
*,^ Navidea Biopharmaceuticals Inc.		34,502	33
*,^ CytoSorbents Corp.		7,600	30
*	Vitae Pharmaceuticals Inc.	4,300	29
*	Symmetry Surgical Inc.	2,776	27
*	Tetraphase Pharmaceuticals Inc.	5,700	26
*	Mast Therapeutics Inc.	88,377	24
*	Entellus Medical Inc.	1,296	24
*	Alphatec Holdings Inc.	96,538	23
*	Five Star Quality Care Inc.	9,634	22
*	InfuSystems Holdings Inc.	5,850	21
*	Ohr Pharmaceutical Inc.	6,000	19
*	Cutera Inc.	1,663	19
*	ERBA Diagnostics Inc.	18,017	18
*,^ Cesca Therapeutics Inc.		4,630	18
*	Avinger Inc.	1,835	18
*	Cidara Therapeutics Inc.	1,325	17
*	T2 Biosystems Inc.	1,700	17
*	vTv Therapeutics Inc. Class A	3,224	17
	Birner Dental Management Services Inc.	1,699	16
*	Apricus Biosciences Inc.	27,117	16
*	Ampio Pharmaceuticals Inc.	6,400	14
*	Calithera Biosciences Inc.	2,496	14

*	Wright Medical Group Inc. CVR Exp. 12/31/2049	11,147	14
*	Karyopharm Therapeutics Inc.	1,500	13
*	Tonix Pharmaceuticals Holding Corp.	5,300	13
*	Flex Pharma Inc.	1,080	12
*	NantKwest Inc.	1,231	10
*	Catabasis Pharmaceuticals Inc.	1,900	10
*	ChemoCentryx Inc.	3,701	9
*	Oncocyte Corp.	1,778	8
*	Orexigen Therapeutics Inc.	13,437	8
*	Invitae Corp.	713	7
*	REGENXBIO Inc.	651	7
*	Omthera Pharmaceuticals Inc. CVR	9,400	6
*	aTyr Pharma Inc.	1,411	6
*,^ Presbia plc		1,100	5
*	Alliance HealthCare Services Inc.	653	5
*	Veracyte Inc.	803	4
*	Genesis Healthcare Inc.	1,829	4
*	Bioanalytical Systems Inc.	3,300	4
*	NuPathe Inc. CVR	6,287	4
*	Harvard Apparatus Regenerative Technology Inc.	1,991	4
*	Neos Therapeutics Inc.	324	3
*	Egalet Corp.	400	3
*	EndoChoice Holdings Inc.	525	3
*	StemCells Inc.	9,800	3
*	Sunesis Pharmaceuticals Inc.	3,100	2
*	Discovery Laboratories Inc.	977	2
*	Cyclacel Pharmaceuticals Inc.	2,400	1
*	Corindus Vascular Robotics Inc.	300	—
			2,152,335
Industrials (7.6%)
	General Electric Co.	7,172,390	228,010
	3M Co.	462,481	77,063
	Honeywell International Inc.	553,242	61,991
	Boeing Co.	478,670	60,762
	United Technologies Corp.	571,656	57,223
	United Parcel Service Inc. Class B	519,071	54,746
	Accenture plc Class A	473,594	54,653
	Union Pacific Corp.	645,555	51,354
	Lockheed Martin Corp.	194,731	43,133
	Danaher Corp.	432,491	41,026
*	PayPal Holdings Inc.	882,736	34,074
	Caterpillar Inc.	443,911	33,977
	FedEx Corp.	200,140	32,567
	Automatic Data Processing Inc.	328,807	29,497
	Raytheon Co.	225,774	27,687
	Northrop Grumman Corp.	136,474	27,008
	Emerson Electric Co.	488,817	26,582
	General Dynamics Corp.	199,857	26,255
	Illinois Tool Works Inc.	230,190	23,581
	Eaton Corp. plc	350,272	21,913
	Waste Management Inc.	327,195	19,305
	CSX Corp.	740,678	19,072
	Norfolk Southern Corp.	227,500	18,939
	TE Connectivity Ltd.	284,579	17,621
*	Fiserv Inc.	168,905	17,326
	Sherwin-Williams Co.	59,033	16,805
	Deere & Co.	216,868	16,697

Cummins Inc.	133,294	14,654
PACCAR Inc.	266,453	14,572
Roper Technologies Inc.	75,340	13,770
Fidelity National Information Services Inc.	216,888	13,731
Amphenol Corp. Class A	234,884	13,581
Paychex Inc.	242,398	13,092
Ingersoll-Rand plc	197,216	12,229
Tyco International plc	324,355	11,907
Rockwell Automation Inc.	101,774	11,577
Parker-Hannifin Corp.	103,497	11,496
Vulcan Materials Co.	98,293	10,377
* LinkedIn Corp. Class A	89,026	10,180
^ Fastenal Co.	207,296	10,158
* FleetCor Technologies Inc.	67,741	10,076
Agilent Technologies Inc.	249,379	9,938
^ WW Grainger Inc.	42,473	9,914
* Alliance Data Systems Corp.	43,407	9,550
Rockwell Collins Inc.	100,373	9,255
* Verisk Analytics Inc. Class A	113,690	9,086
* TransDigm Group Inc.	39,521	8,708
AMETEK Inc.	174,166	8,705
Xerox Corp.	752,241	8,395
* Stericycle Inc.	64,475	8,136
CH Robinson Worldwide Inc.	109,040	8,094
Martin Marietta Materials Inc.	49,121	7,835
WestRock Co.	199,365	7,781
Dover Corp.	120,317	7,740
Masco Corp.	245,952	7,735
Pentair plc	141,515	7,679
Republic Services Inc. Class A	159,358	7,593
Ball Corp.	106,498	7,592
Sealed Air Corp.	154,367	7,411
Acuity Brands Inc.	33,597	7,329
Kansas City Southern	85,124	7,274
Textron Inc.	192,649	7,024
* Mettler-Toledo International Inc.	20,037	6,908
Expeditors International of Washington Inc.	134,412	6,561
Global Payments Inc.	98,980	6,463
Fortune Brands Home & Security Inc.	115,125	6,452
L-3 Communications Holdings Inc.	53,902	6,387
* Vantiv Inc. Class A	114,292	6,158
Valspar Corp.	57,218	6,123
Total System Services Inc.	127,917	6,086
Waste Connections Inc.	92,977	6,005
JB Hunt Transport Services Inc.	66,897	5,635
Fluor Corp.	103,565	5,561
Cintas Corp.	61,320	5,507
Wabtec Corp.	68,071	5,397
* Crown Holdings Inc.	108,735	5,392
Xylem Inc.	130,692	5,345
* Sensata Technologies Holding NV	135,975	5,281
* HD Supply Holdings Inc.	156,660	5,181
Broadridge Financial Solutions Inc.	86,469	5,129
ADT Corp.	123,197	5,083
Huntington Ingalls Industries Inc.	37,071	5,077
* Spirit AeroSystems Holdings Inc. Class A	109,010	4,945
Jack Henry & Associates Inc.	57,673	4,877

* CoStar Group Inc.	25,811	4,857
Avnet Inc.	108,697	4,815
* Trimble Navigation Ltd.	193,173	4,791
Flowserve Corp.	107,293	4,765
Allegion plc	74,158	4,725
Carlisle Cos. Inc.	47,381	4,714
Robert Half International Inc.	98,559	4,591
Packaging Corp. of America	75,822	4,580
Hubbell Inc. Class B	43,119	4,568
IDEX Corp.	54,803	4,542
ManpowerGroup Inc.	53,985	4,395
PerkinElmer Inc.	88,238	4,364
* Arrow Electronics Inc.	67,413	4,342
* United Rentals Inc.	68,290	4,247
Lennox International Inc.	31,232	4,222
AO Smith Corp.	54,693	4,174
Orbital ATK Inc.	46,994	4,086
Sonoco Products Co.	82,332	3,999
* Jacobs Engineering Group Inc.	89,506	3,898
B/E Aerospace Inc.	83,047	3,830
Owens Corning	80,777	3,819
Macquarie Infrastructure Corp.	55,764	3,761
* AECOM	121,560	3,743
* Berry Plastics Group Inc.	101,379	3,665
* Keysight Technologies Inc.	131,455	3,647
* Old Dominion Freight Line Inc.	52,125	3,629
Bemis Co. Inc.	70,046	3,627
FLIR Systems Inc.	109,672	3,614
AptarGroup Inc.	45,342	3,555
Graco Inc.	40,419	3,394
Donaldson Co. Inc.	104,881	3,347
Toro Co.	38,034	3,276
Graphic Packaging Holding Co.	252,224	3,241
MDU Resources Group Inc.	159,885	3,111
Chicago Bridge & Iron Co. NV	83,108	3,041
Allison Transmission Holdings Inc.	111,826	3,017
Hexcel Corp.	69,000	3,016
FEI Co.	33,243	2,959
* Euronet Worldwide Inc.	39,700	2,942
* Genpact Ltd.	107,363	2,919
* Genesee & Wyoming Inc. Class A	46,455	2,913
Ryder System Inc.	44,202	2,863
Nordson Corp.	37,489	2,851
AGCO Corp.	56,692	2,818
National Instruments Corp.	92,214	2,777
Lincoln Electric Holdings Inc.	47,124	2,760
* WEX Inc.	32,341	2,696
MSC Industrial Direct Co. Inc. Class A	35,223	2,688
World Fuel Services Corp.	54,492	2,647
Eagle Materials Inc.	37,490	2,628
* Zebra Technologies Corp.	37,925	2,617
Curtiss-Wright Corp.	34,473	2,609
* Teledyne Technologies Inc.	29,469	2,597
Cognex Corp.	65,274	2,542
Watsco Inc.	18,765	2,528
MAXIMUS Inc.	47,645	2,508
Deluxe Corp.	39,954	2,497

	RR Donnelley & Sons Co.	151,866	2,491
	Heartland Payment Systems Inc.	25,787	2,490
*	Quanta Services Inc.	110,195	2,486
*	CoreLogic Inc.	70,636	2,451
*,^ XPO Logistics Inc.		79,053	2,427
*	Kirby Corp.	40,077	2,416
	ITT Corp.	65,133	2,403
*	IPG Photonics Corp.	24,990	2,401
	Booz Allen Hamilton Holding Corp. Class A	78,588	2,380
	Regal Beloit Corp.	37,619	2,373
	BWX Technologies Inc.	70,523	2,367
	Air Lease Corp. Class A	73,037	2,346
	Jabil Circuit Inc.	120,883	2,329
	CLARCOR Inc.	40,080	2,316
	Trinity Industries Inc.	121,082	2,217
	Oshkosh Corp.	54,121	2,212
	Woodward Inc.	40,482	2,106
	Crane Co.	38,913	2,096
*	Colfax Corp.	72,597	2,076
	Belden Inc.	33,553	2,060
*	Clean Harbors Inc.	41,584	2,052
*	Louisiana-Pacific Corp.	118,431	2,028
*	Generac Holdings Inc.	54,179	2,018
	EMCOR Group Inc.	41,220	2,003
	Terex Corp.	80,314	1,998
	Landstar System Inc.	30,643	1,980
	EnerSys	35,395	1,972
	Valmont Industries Inc.	15,863	1,964
	HEICO Corp. Class A	40,861	1,945
	Littelfuse Inc.	15,706	1,934
*	WESCO International Inc.	35,210	1,925
	Silgan Holdings Inc.	36,202	1,925
	KBR Inc.	121,233	1,877
*	USG Corp.	75,431	1,871
	GATX Corp.	39,009	1,853
*	Universal Display Corp.	33,551	1,815
	Timken Co.	53,674	1,798
	Simpson Manufacturing Co. Inc.	46,293	1,767
*	Coherent Inc.	19,135	1,759
	Convergys Corp.	61,336	1,703
*	First Data Corp. Class A	129,706	1,678
	Covanta Holding Corp.	98,929	1,668
*	Masonite International Corp.	25,192	1,650
*	Rexnord Corp.	78,990	1,597
*,^ Cimpress NV		17,107	1,551
*	On Assignment Inc.	41,716	1,540
	CEB Inc.	23,167	1,500
	UniFirst Corp.	13,622	1,486
*	WageWorks Inc.	28,800	1,458
	Kennametal Inc.	64,712	1,455
*	Armstrong World Industries Inc.	29,993	1,451
*	KLX Inc.	44,880	1,442
	Universal Forest Products Inc.	16,547	1,420
	Watts Water Technologies Inc. Class A	25,671	1,415
	Tetra Tech Inc.	47,414	1,414
	Knight Transportation Inc.	53,967	1,411
*	Anixter International Inc.	26,498	1,381

*	Esterline Technologies Corp.	21,294	1,364
*	ExlService Holdings Inc.	26,061	1,350
*	Sanmina Corp.	56,876	1,330
	Granite Construction Inc.	27,688	1,324
	Brink's Co.	39,282	1,320
	Joy Global Inc.	80,865	1,300
	ABM Industries Inc.	40,043	1,294
	John Bean Technologies Corp.	22,729	1,282
*	Proto Labs Inc.	16,100	1,241
*	Itron Inc.	29,579	1,234
	Matson Inc.	30,157	1,211
	Barnes Group Inc.	34,335	1,203
*	TransUnion	43,562	1,203
*	AMN Healthcare Services Inc.	35,706	1,200
*	Cardtronics Inc.	32,483	1,169
	Mueller Industries Inc.	39,584	1,165
	MSA Safety Inc.	23,976	1,159
	G&K Services Inc. Class A	15,663	1,147
	EnPro Industries Inc.	19,722	1,138
	Otter Tail Corp.	38,127	1,129
	Essendant Inc.	35,281	1,127
*	Swift Transportation Co.	60,138	1,120
	Mueller Water Products Inc. Class A	112,758	1,114
	Vishay Intertechnology Inc.	90,938	1,110
*	Moog Inc. Class A	24,238	1,107
*	RBC Bearings Inc.	15,095	1,106
	Forward Air Corp.	24,340	1,103
	Franklin Electric Co. Inc.	34,217	1,101
	Applied Industrial Technologies Inc.	24,978	1,084
*	Smith & Wesson Holding Corp.	39,887	1,062
	Sturm Ruger & Co. Inc.	15,487	1,059
	Exponent Inc.	20,665	1,054
	Aircastle Ltd.	47,276	1,051
	Mobile Mini Inc.	31,740	1,048
	Korn/Ferry International	36,892	1,044
*	OSI Systems Inc.	15,811	1,035
*	Atlas Air Worldwide Holdings Inc.	24,362	1,030
*	FTI Consulting Inc.	28,883	1,026
*	Ambarella Inc.	22,867	1,022
*	Babcock & Wilcox Enterprises Inc.	47,238	1,011
	Actuant Corp. Class A	40,767	1,007
	Methode Electronics Inc.	34,436	1,007
*	Knowles Corp.	74,961	988
*,^ NeuStar Inc. Class A		40,159	988
	Comfort Systems USA Inc.	30,768	978
*	M/A-COM Technology Solutions Holdings Inc.	22,201	972
*	MasTec Inc.	47,883	969
*	ExamWorks Group Inc.	32,747	968
	Tennant Co.	18,787	967
	Brady Corp. Class A	35,869	963
*	Trex Co. Inc.	20,068	962
*	Huron Consulting Group Inc.	16,371	953
*	Rogers Corp.	15,840	948
*	Hub Group Inc. Class A	23,173	945
*	Advisory Board Co.	29,292	945
	Kaman Corp.	21,959	937
*	Headwaters Inc.	47,158	936

	AZZ Inc.	16,492	933
	Apogee Enterprises Inc.	20,876	916
*	Imperva Inc.	18,032	911
	US Ecology Inc.	20,345	898
*	Plexus Corp.	22,723	898
*	TASER International Inc.	45,565	894
	MTS Systems Corp.	14,688	894
	Heartland Express Inc.	47,963	890
*	II-VI Inc.	40,912	888
	AAON Inc.	31,521	883
*	Summit Materials Inc. Class A	44,949	874
*	LifeLock Inc.	72,414	874
*	DigitalGlobe Inc.	50,357	871
*	Fabrinet	26,135	845
*	Sykes Enterprises Inc.	27,649	834
*,^ Inovalon Holdings Inc. Class A		45,052	834
	CIRCOR International Inc.	17,789	825
*	Builders FirstSource Inc.	72,684	819
*	TriMas Corp.	46,662	818
*	Benchmark Electronics Inc.	35,435	817
*	American Woodmark Corp.	10,724	800
	Werner Enterprises Inc.	28,843	783
*	TopBuild Corp.	26,319	783
	Primoris Services Corp.	31,454	764
	Astec Industries Inc.	16,171	755
*	TrueBlue Inc.	28,829	754
	Albany International Corp.	19,826	745
	Cubic Corp.	18,602	743
*	Greatbatch Inc.	20,856	743
*	Wabash National Corp.	56,274	743
*	Meritor Inc.	90,749	731
*	Newport Corp.	31,700	729
*	Paylocity Holding Corp.	21,847	715
	Insperity Inc.	13,680	708
*	TriNet Group Inc.	49,199	706
*	Echo Global Logistics Inc.	25,855	702
	Sun Hydraulics Corp.	21,094	700
	Standex International Corp.	8,993	700
	Altra Industrial Motion Corp.	24,994	694
*	Rofin-Sinar Technologies Inc.	21,452	691
*	Aegion Corp. Class A	32,397	683
*	Gibraltar Industries Inc.	23,643	676
*	US Concrete Inc.	11,289	673
*	SPX FLOW Inc.	26,738	671
	ESCO Technologies Inc.	17,180	670
*	Thermon Group Holdings Inc.	36,820	647
*	Aerojet Rocketdyne Holdings Inc.	39,023	639
	ManTech International Corp. Class A	19,300	617
*	Owens-Illinois Inc.	38,605	616
	ArcBest Corp.	28,505	615
*	Team Inc.	20,003	608
*	Continental Building Products Inc.	32,244	598
	EVERTEC Inc.	42,740	598
	Encore Wire Corp.	15,150	590
	Badger Meter Inc.	8,607	572
*	Navistar International Corp.	45,500	570
	Raven Industries Inc.	35,235	564

* Veeco Instruments Inc.	28,910	563
Advanced Drainage Systems Inc.	26,301	560
* Wesco Aircraft Holdings Inc.	38,593	555
* Press Ganey Holdings Inc.	18,449	555
Federal Signal Corp.	41,647	552
AAR Corp.	23,594	549
Griffon Corp.	34,954	540
* Air Transport Services Group Inc.	34,858	536
* Aerovironment Inc.	18,888	535
Outerwall Inc.	14,354	531
* Patrick Industries Inc.	11,627	528
Materion Corp.	19,737	523
Lindsay Corp.	7,147	512
Resources Connection Inc.	31,933	497
* PHH Corp.	39,399	494
* Navigant Consulting Inc.	30,277	479
* RPX Corp.	41,185	464
* MYR Group Inc.	18,366	461
Multi-Color Corp.	8,475	452
Harsco Corp.	82,816	451
Kadant Inc.	9,937	449
* Saia Inc.	15,607	439
TeleTech Holdings Inc.	15,473	430
* Lydall Inc.	13,206	429
AVX Corp.	34,043	428
Park-Ohio Holdings Corp.	9,929	425
Triumph Group Inc.	13,337	420
* Astronics Corp.	10,986	419
Ennis Inc.	21,318	417
TAL International Group Inc.	26,693	412
Quad/Graphics Inc.	31,733	411
Schnitzer Steel Industries Inc.	22,117	408
McGrath RentCorp	16,187	406
Quanex Building Products Corp.	23,333	405
Argan Inc.	11,479	404
SPX Corp.	26,738	402
CTS Corp.	25,355	399
Kforce Inc.	20,244	396
Manitowoc Co. Inc.	90,452	392
* ICF International Inc.	11,385	391
Viad Corp.	13,356	389
Insteel Industries Inc.	12,734	389
* DHI Group Inc.	48,222	389
^ Textainer Group Holdings Ltd.	25,300	375
H&E Equipment Services Inc.	21,004	368
* Installed Building Products Inc.	13,459	358
Alamo Group Inc.	6,371	355
* TTM Technologies Inc.	52,952	352
Global Brass & Copper Holdings Inc.	13,754	343
Gorman-Rupp Co.	13,137	341
* CBIZ Inc.	33,685	340
* YRC Worldwide Inc.	36,466	340
* Roadrunner Transportation Systems Inc.	26,798	334
Kelly Services Inc. Class A	17,456	334
* FARO Technologies Inc.	10,277	331
Landauer Inc.	9,599	317
Hyster-Yale Materials Handling Inc.	4,652	310

*	PGT Inc.	31,304	308
*	GP Strategies Corp.	11,233	308
	VSE Corp.	4,496	305
	Greenbrier Cos. Inc.	10,781	298
*	Energy Recovery Inc.	28,699	297
*	Checkpoint Systems Inc.	29,143	295
	Marten Transport Ltd.	15,709	294
*	NCI Building Systems Inc.	20,628	293
	Cass Information Systems Inc.	5,399	283
*	PowerSecure International Inc.	15,022	281
	TimkenSteel Corp.	29,536	269
	Columbus McKinnon Corp.	16,443	259
*	Great Lakes Dredge & Dock Corp.	57,694	257
*	Cross Country Healthcare Inc.	21,647	252
	Myers Industries Inc.	19,177	247
	Barrett Business Services Inc.	8,474	244
^	American Railcar Industries Inc.	5,836	238
*	PFSweb Inc.	17,927	235
*	Mistras Group Inc.	9,486	235
	Douglas Dynamics Inc.	9,704	222
*	EnerNOC Inc.	29,640	222
*	Layne Christensen Co.	30,508	219
*	ARC Document Solutions Inc.	48,472	218
	Greif Inc. Class A	6,628	217
*	Lionbridge Technologies Inc.	42,174	213
	Heidrick & Struggles International Inc.	8,960	212
*	Landec Corp.	19,722	207
*	Engility Holdings Inc.	10,820	203
*	Covenant Transportation Group Inc. Class A	8,013	194
	Graham Corp.	9,637	192
*	InnerWorkings Inc.	23,576	187
*	Maxwell Technologies Inc.	31,497	187
	NACCO Industries Inc. Class A	3,223	185
*	Multi Packaging Solutions International Ltd.	11,188	182
	Celadon Group Inc.	17,274	181
	NN Inc.	13,232	181
*	Kimball Electronics Inc.	16,140	180
*	Tutor Perini Corp.	11,411	177
*	BMC Stock Holdings Inc.	10,490	174
	Allied Motion Technologies Inc.	9,545	172
*	Vicor Corp.	16,344	171
	Miller Industries Inc.	8,444	171
	Daktronics Inc.	21,381	169
	United States Lime & Minerals Inc.	2,799	168
	American Science & Engineering Inc.	5,972	165
*	Casella Waste Systems Inc. Class A	24,516	164
	Park Electrochemical Corp.	9,837	158
*	GSI Group Inc.	11,103	157
*	Perma-Fix Environmental Services	42,266	156
*	USA Truck Inc.	8,261	156
*	UFP Technologies Inc.	6,907	154
*	Ply Gem Holdings Inc.	10,864	153
*	Willis Lease Finance Corp.	6,897	149
	Powell Industries Inc.	4,976	148
*	DXP Enterprises Inc.	8,421	148
	AEP Industries Inc.	2,200	145
*,^ MicroVision Inc.		76,700	143

	Omega Flex Inc.	4,103	143
	Mesa Laboratories Inc.	1,476	142
	General Cable Corp.	11,575	141
*	Horizon Global Corp.	11,184	141
*	PAM Transportation Services Inc.	4,524	139
	Electro Rent Corp.	14,869	138
	NVE Corp.	2,268	128
*	Planet Payment Inc.	35,142	124
*	Image Sensing Systems Inc.	43,363	121
*	Lincoln Educational Services Corp.	48,280	120
*	ServiceSource International Inc.	28,100	120
	LSI Industries Inc.	10,179	120
*	Vertex Energy Inc.	60,960	119
*	Era Group Inc.	12,077	113
*	Milacron Holdings Corp.	6,852	113
*,^ Energy Focus Inc.		15,200	113
*	Ameresco Inc. Class A	23,222	111
*	Everi Holdings Inc.	48,264	111
*	Ducommun Inc.	6,959	106
*	Vishay Precision Group Inc.	7,362	103
*	SL Industries Inc.	3,000	102
	Bel Fuse Inc. Class B	6,954	102
	FreightCar America Inc.	6,296	98
*	CRA International Inc.	4,914	97
*	Kratos Defense & Security Solutions Inc.	18,934	94
*	Hill International Inc.	27,630	93
*	Integrated Electrical Services Inc.	6,083	89
*	Multi-Fineline Electronix Inc.	3,788	88
*	Lawson Products Inc.	4,228	83
*	Orion Marine Group Inc.	15,711	81
*	American Superconductor Corp.	10,419	79
*	Research Frontiers Inc.	16,958	77
	CECO Environmental Corp.	12,444	77
*	Sterling Construction Co. Inc.	15,000	77
	Hurco Cos. Inc.	2,292	76
	Universal Truckload Services Inc.	4,425	73
	Spartan Motors Inc.	18,288	72
*	Evolent Health Inc. Class A	6,670	70
	Ecology and Environment Inc.	6,994	70
*	Willdan Group Inc.	7,200	70
*	Electro Scientific Industries Inc.	9,583	69
	Crawford & Co. Class B	10,423	68
	Supreme Industries Inc. Class A	7,400	65
*	Onvia Inc.	18,400	64
*	Astronics Corp. Class B	1,647	63
*	LightPath Technologies Inc. Class A	30,559	62
*	CUI Global Inc.	7,433	60
*	Franklin Covey Co.	3,286	58
*,^ ExOne Co.		4,186	55
*	Air T Inc.	2,182	53
	Acacia Research Corp.	13,873	53
*	Xerium Technologies Inc.	10,010	52
*	TRC Cos. Inc.	7,085	51
	National Research Corp. Class A	3,281	51
*	LMI Aerospace Inc.	5,487	47
*	Heritage-Crystal Clean Inc.	4,692	47
*	General Finance Corp.	9,883	45

*	Sparton Corp.	2,504	45
*	PRGX Global Inc.	8,704	41
*	Intevac Inc.	8,995	41
	Hudson Global Inc.	16,731	40
*	Northwest Pipe Co.	4,297	40
*	Nuvectra Corp.	6,952	38
*	Key Technology Inc.	5,155	35
	Chicago Rivet & Machine Co.	1,400	34
*	Asure Software Inc.	6,100	33
*	Information Services Group Inc.	8,116	32
*	Rand Logistics Inc.	31,669	30
*	Fuel Tech Inc.	16,944	30
	Twin Disc Inc.	2,898	29
*	Ultralife Corp.	5,625	29
*	Vicon Industries Inc.	27,903	26
	Overseas Shipholding Group Inc. Class A	12,322	23
*	Frequency Electronics Inc.	2,277	23
	Houston Wire & Cable Co.	2,866	20
*	Aspen Aerogels Inc.	4,300	19
*	Continental Materials Corp.	1,577	19
*	Orion Energy Systems Inc.	13,048	18
*	Arotech Corp.	7,280	18
*	AMREP Corp.	3,574	16
	National Research Corp. Class B	413	15
	Hardinge Inc.	1,155	14
*	Sharps Compliance Corp.	2,564	14
*	CPI Aerostructures Inc.	1,800	13
*	IEC Electronics Corp.	2,900	13
*	ModusLink Global Solutions Inc.	8,813	13
*	Napco Security Technologies Inc.	2,048	13
*	Patriot Transportation Holding Inc.	608	12
*	Ballantyne Strong Inc.	2,500	11
*	American DG Energy Inc.	32,428	10
	Crawford & Co. Class A	1,640	10
*	MINDBODY Inc. Class A	656	9
*	Wireless Telecom Group Inc.	5,909	8
*,^ Revolution Lighting Technologies Inc.		1,480	8
*	Eagle Bulk Shipping Inc.	20,759	7
	Richardson Electronics Ltd.	1,409	7
*	Erickson Inc.	4,300	7
*	StarTek Inc.	1,600	7
*	CyberOptics Corp.	593	6
*	BlueLinx Holdings Inc.	6,300	4
*	eMagin Corp.	2,056	4
	Eastern Co.	156	3
*	Mattersight Corp.	191	1
*	Iteris Inc.	200	1
*	ClearSign Combustion Corp.	100	—
			2,067,998
Oil & Gas (3.7%)
	Exxon Mobil Corp.	3,149,123	263,235
	Chevron Corp.	1,428,675	136,296
	Schlumberger Ltd.	947,887	69,907
	Occidental Petroleum Corp.	580,414	39,718
	ConocoPhillips	941,377	37,909
	EOG Resources Inc.	420,660	30,532
	Phillips 66	339,222	29,373

	Kinder Morgan Inc.	1,444,572	25,800
	Valero Energy Corp.	357,258	22,915
	Halliburton Co.	619,483	22,128
	Anadarko Petroleum Corp.	388,475	18,091
	Pioneer Natural Resources Co.	124,438	17,513
	Spectra Energy Corp.	511,819	15,662
	Marathon Petroleum Corp.	405,929	15,092
	Baker Hughes Inc.	334,918	14,679
	Apache Corp.	288,608	14,087
	Hess Corp.	217,507	11,452
	Noble Energy Inc.	332,726	10,451
*	Concho Resources Inc.	98,358	9,938
	Devon Energy Corp.	355,527	9,756
*	Cameron International Corp.	141,132	9,463
	National Oilwell Varco Inc.	289,321	8,998
	EQT Corp.	123,432	8,302
	Cabot Oil & Gas Corp.	349,638	7,940
	Tesoro Corp.	90,931	7,821
	Columbia Pipeline Group Inc.	305,932	7,679
	Cimarex Energy Co.	73,126	7,113
	Marathon Oil Corp.	627,686	6,992
	Williams Cos. Inc.	365,297	5,870
*	Weatherford International plc	671,649	5,225
*	Newfield Exploration Co.	147,905	4,918
*	Cheniere Energy Inc.	144,886	4,902
	Helmerich & Payne Inc.	80,926	4,752
	HollyFrontier Corp.	133,380	4,711
*	FMC Technologies Inc.	170,336	4,660
	OGE Energy Corp.	155,364	4,448
*	Diamondback Energy Inc.	55,922	4,316
^	Range Resources Corp.	130,496	4,225
*	First Solar Inc.	58,162	3,982
	Targa Resources Corp.	118,557	3,540
^	Core Laboratories NV	31,108	3,497
	Murphy Oil Corp.	128,823	3,245
*,^ Antero Resources Corp.		120,009	2,985
*	Gulfport Energy Corp.	94,484	2,678
	Energen Corp.	72,281	2,645
^	Transocean Ltd.	269,200	2,461
	Oceaneering International Inc.	72,928	2,424
	PBF Energy Inc. Class A	71,196	2,364
*,^ Southwestern Energy Co.		287,473	2,320
	QEP Resources Inc.	160,167	2,260
*	Continental Resources Inc.	72,469	2,200
*	PDC Energy Inc.	34,854	2,072
	Nabors Industries Ltd.	224,615	2,066
	Ensco plc Class A	192,679	1,998
	Patterson-UTI Energy Inc.	112,870	1,989
	Noble Corp. plc	186,488	1,930
	Chesapeake Energy Corp.	444,738	1,832
*	Parsley Energy Inc. Class A	80,933	1,829
	Superior Energy Services Inc.	130,081	1,742
	Western Refining Inc.	58,234	1,694
*	Dril-Quip Inc.	26,836	1,625
*	WPX Energy Inc.	227,062	1,587
*	NOW Inc.	84,952	1,505
	Rowan Cos. plc Class A	89,951	1,448

*	Oil States International Inc.	44,995	1,418
*	Carrizo Oil & Gas Inc.	45,583	1,409
*	RSP Permian Inc.	46,881	1,361
*	Whiting Petroleum Corp.	152,100	1,214
*	Matador Resources Co.	60,924	1,155
	Diamond Offshore Drilling Inc.	51,907	1,128
^	Pattern Energy Group Inc. Class A	58,430	1,114
*	Oasis Petroleum Inc.	143,186	1,042
*	Rice Energy Inc.	72,500	1,012
*	MRC Global Inc.	71,617	941
*	Cobalt International Energy Inc.	305,213	906
*	SunPower Corp. Class A	39,739	888
	SM Energy Co.	46,660	874
	SemGroup Corp. Class A	38,728	868
*	Synergy Resources Corp.	106,795	830
*,^ Laredo Petroleum Inc.		98,728	783
*	McDermott International Inc.	188,949	773
*	Forum Energy Technologies Inc.	55,400	731
*	SEACOR Holdings Inc.	12,708	692
*	Helix Energy Solutions Group Inc.	121,543	681
^	RPC Inc.	44,829	636
*	Callon Petroleum Co.	67,149	594
	Denbury Resources Inc.	262,100	582
	Archrock Inc.	70,911	567
*	Par Pacific Holdings Inc.	27,800	522
	Atwood Oceanics Inc.	55,135	506
*	TETRA Technologies Inc.	74,254	472
	Green Plains Inc.	29,291	467
	CVR Energy Inc.	16,429	429
*	Exterran Corp.	27,135	420
*	REX American Resources Corp.	7,080	393
*	Unit Corp.	43,329	382
*	Flotek Industries Inc.	47,950	351
*	Renewable Energy Group Inc.	37,100	350
*	Hornbeck Offshore Services Inc.	34,500	343
	Panhandle Oil and Gas Inc. Class A	19,486	337
	California Resources Corp.	322,161	332
*	Sanchez Energy Corp.	60,300	331
	Tidewater Inc.	46,100	315
	Alon USA Energy Inc.	30,037	310
*	Bill Barrett Corp.	48,753	303
*	Matrix Service Co.	16,360	290
*	Newpark Resources Inc.	60,292	260
*,^ Plug Power Inc.		116,636	239
	CARBO Ceramics Inc.	16,811	239
*,^ Northern Oil and Gas Inc.		58,526	234
*	Chart Industries Inc.	9,932	216
*,^ FuelCell Energy Inc.		31,766	215
*	EXCO Resources Inc.	207,320	205
	Evolution Petroleum Corp.	42,128	205
*	Natural Gas Services Group Inc.	8,711	188
*,^ Solazyme Inc.		91,640	186
*	Trecora Resources	18,615	179
*	PHI Inc.	8,164	154
	Tesco Corp.	16,637	143
*	Gastar Exploration Inc.	116,680	128
*,^ W&T Offshore Inc.		55,700	122

*	Key Energy Services Inc.	321,950	119
*	Resolute Energy Corp.	212,978	109
	Bristow Group Inc.	5,655	107
*	VAALCO Energy Inc.	109,885	103
*	Green Brick Partners Inc.	12,800	97
*	Amyris Inc.	79,183	88
	Gulf Island Fabrication Inc.	9,619	76
	Adams Resources & Energy Inc.	1,582	63
*,^ Comstock Resources Inc.		68,887	53
*,^ Harvest Natural Resources Inc.		86,200	52
*	Independence Contract Drilling Inc.	10,300	49
*	Gulfmark Offshore Inc.	6,700	41
	Delek US Holdings Inc.	2,619	40
*,^ EP Energy Corp. Class A		5,514	25
*	Seventy Seven Energy Inc.	42,434	25
*	Clayton Williams Energy Inc.	1,988	18
*	Triangle Petroleum Corp.	13,187	7
*	Geospace Technologies Corp.	400	5
*	PrimeEnergy Corp.	141	5
			1,019,834
Technology (9.8%)
	Apple Inc.	3,992,942	435,191
	Microsoft Corp.	5,697,078	314,650
*	Facebook Inc. Class A	1,654,588	188,788
*	Alphabet Inc. Class A	224,017	170,903
*	Alphabet Inc. Class C	220,200	164,038
	Intel Corp.	3,574,267	115,628
	Cisco Systems Inc.	3,823,737	108,862
	International Business Machines Corp.	655,790	99,319
	Oracle Corp.	2,389,151	97,740
	QUALCOMM Inc.	1,135,237	58,056
	Broadcom Ltd.	296,355	45,787
	Texas Instruments Inc.	759,792	43,627
	EMC Corp.	1,449,603	38,632
*	salesforce.com inc	480,279	35,459
*	Adobe Systems Inc.	358,867	33,662
*	Cognizant Technology Solutions Corp. Class A	463,767	29,078
*	Yahoo! Inc.	653,736	24,064
	Hewlett Packard Enterprise Co.	1,318,834	23,383
	Intuit Inc.	186,014	19,347
	Applied Materials Inc.	860,961	18,235
	Corning Inc.	852,609	17,811
	HP Inc.	1,306,393	16,095
	Analog Devices Inc.	234,564	13,884
	NVIDIA Corp.	384,869	13,713
*	Cerner Corp.	232,040	12,289
	SanDisk Corp.	151,485	11,525
	Skyworks Solutions Inc.	145,446	11,330
*	Red Hat Inc.	137,740	10,263
*	Palo Alto Networks Inc.	62,487	10,194
*	Autodesk Inc.	172,486	10,058
	Lam Research Corp.	121,090	10,002
	Symantec Corp.	498,832	9,169
	Motorola Solutions Inc.	120,837	9,147
	Xilinx Inc.	188,259	8,929
*	Citrix Systems Inc.	111,025	8,724
	KLA-Tencor Corp.	117,498	8,555

*	Micron Technology Inc.	795,382	8,328
	Maxim Integrated Products Inc.	218,693	8,044
	Western Digital Corp.	169,170	7,992
	Linear Technology Corp.	175,077	7,801
	Seagate Technology plc	225,512	7,769
	CA Inc.	242,143	7,456
	Harris Corp.	95,391	7,427
*	Akamai Technologies Inc.	130,461	7,250
*	ServiceNow Inc.	116,674	7,138
	Microchip Technology Inc.	147,767	7,122
*	Twitter Inc.	426,824	7,064
	Juniper Networks Inc.	271,310	6,921
*,^ VeriSign Inc.		71,941	6,370
*	Workday Inc. Class A	82,692	6,354
	NetApp Inc.	219,065	5,978
*	ANSYS Inc.	65,705	5,878
*	F5 Networks Inc.	54,418	5,760
*	Synopsys Inc.	114,848	5,563
	CDK Global Inc.	118,221	5,503
*	Cadence Design Systems Inc.	232,119	5,473
*	Gartner Inc.	60,243	5,383
*	Qorvo Inc.	105,563	5,321
*	Splunk Inc.	100,712	4,928
	CDW Corp.	115,710	4,802
*	NCR Corp.	159,519	4,774
*	athenahealth Inc.	30,361	4,214
*	Ultimate Software Group Inc.	21,628	4,185
	SS&C Technologies Holdings Inc.	65,678	4,165
	Ingram Micro Inc.	113,977	4,093
	Computer Sciences Corp.	109,941	3,781
	Marvell Technology Group Ltd.	337,624	3,481
	Garmin Ltd.	86,066	3,439
	Brocade Communications Systems Inc.	323,519	3,423
*	Microsemi Corp.	88,678	3,397
*	Nuance Communications Inc.	180,699	3,377
	Teradyne Inc.	154,939	3,345
*	Tyler Technologies Inc.	25,592	3,291
*,^ VMware Inc. Class A		62,803	3,285
*	Fortinet Inc.	106,941	3,276
*	PTC Inc.	98,550	3,268
	CSRA Inc.	119,759	3,222
*	ON Semiconductor Corp.	322,011	3,088
	IAC/InterActiveCorp	65,508	3,084
	Pitney Bowes Inc.	142,062	3,060
*	Guidewire Software Inc.	55,907	3,046
*	Manhattan Associates Inc.	53,274	3,030
	Leidos Holdings Inc.	57,729	2,905
*	Teradata Corp.	110,534	2,900
*	CommScope Holding Co. Inc.	102,229	2,854
	DST Systems Inc.	23,992	2,706
*	EPAM Systems Inc.	36,059	2,693
*	ARRIS International plc	116,227	2,664
*	ViaSat Inc.	35,320	2,595
*	Cavium Inc.	42,384	2,592
	Blackbaud Inc.	39,930	2,511
	Fair Isaac Corp.	23,556	2,499
	Atmel Corp.	288,813	2,345

*	Cree Inc.	79,857	2,324
*	NetSuite Inc.	33,627	2,303
*	IMS Health Holdings Inc.	86,118	2,286
*	Synaptics Inc.	28,296	2,256
	Cypress Semiconductor Corp.	253,012	2,191
*	Aspen Technology Inc.	59,959	2,166
*	VeriFone Systems Inc.	76,177	2,151
*	ACI Worldwide Inc.	103,337	2,148
	j2 Global Inc.	34,769	2,141
*	Integrated Device Technology Inc.	102,656	2,098
*	CACI International Inc. Class A	19,256	2,055
*	Tech Data Corp.	25,522	1,959
*	Qlik Technologies Inc.	67,527	1,953
*	FireEye Inc.	108,200	1,947
*	Ellie Mae Inc.	21,100	1,913
	SYNNEX Corp.	20,528	1,901
*	Rackspace Hosting Inc.	85,600	1,848
*	Ciena Corp.	97,154	1,848
*	Cirrus Logic Inc.	49,969	1,819
*	Allscripts Healthcare Solutions Inc.	136,739	1,806
	Monolithic Power Systems Inc.	27,753	1,766
*	Medidata Solutions Inc.	45,122	1,747
*,^ Proofpoint Inc.		32,391	1,742
*	EchoStar Corp. Class A	38,608	1,710
	Mentor Graphics Corp.	83,757	1,703
*,^ Arista Networks Inc.		26,894	1,697
*	Fairchild Semiconductor International Inc. Class A	83,264	1,665
*	Infinera Corp.	100,839	1,619
*	Finisar Corp.	86,879	1,585
	MKS Instruments Inc.	41,842	1,575
*	NetScout Systems Inc.	68,550	1,575
*	CommVault Systems Inc.	35,146	1,517
*	Verint Systems Inc.	45,223	1,510
	Lexmark International Inc. Class A	44,534	1,489
*	Dycom Industries Inc.	22,880	1,480
*,^ Advanced Micro Devices Inc.		516,227	1,471
	Science Applications International Corp.	27,143	1,448
*	Electronics For Imaging Inc.	33,417	1,417
	InterDigital Inc.	25,128	1,398
*	Silicon Laboratories Inc.	30,884	1,389
*	Polycom Inc.	122,848	1,370
*,^ 3D Systems Corp.		85,970	1,330
*	Entegris Inc.	97,283	1,325
*	Zendesk Inc.	62,945	1,317
	Cogent Communications Holdings Inc.	33,423	1,305
*	Syntel Inc.	25,685	1,282
*	Rovi Corp.	61,266	1,257
*	Veeva Systems Inc. Class A	49,444	1,238
*	Paycom Software Inc.	34,756	1,237
	Diebold Inc.	42,156	1,219
*	Premier Inc. Class A	36,438	1,216
*	MicroStrategy Inc. Class A	6,717	1,207
*	Cornerstone OnDemand Inc.	36,565	1,198
	Intersil Corp. Class A	87,931	1,176
*	Cray Inc.	27,737	1,162
	Plantronics Inc.	29,076	1,139
*	Fleetmatics Group plc	27,800	1,132

CSG Systems International Inc.	24,756	1,118
* Rambus Inc.	81,001	1,114
* Viavi Solutions Inc.	161,371	1,107
* Advanced Energy Industries Inc.	31,369	1,091
* Synchronoss Technologies Inc.	33,665	1,089
Tessera Technologies Inc.	34,703	1,076
* NETGEAR Inc.	25,214	1,018
* Inphi Corp.	30,270	1,009
* Semtech Corp.	45,518	1,001
* Super Micro Computer Inc.	29,331	1,000
* Web.com Group Inc.	49,682	985
* HubSpot Inc.	22,191	968
* BroadSoft Inc.	23,345	942
* Demandware Inc.	23,763	929
Power Integrations Inc.	18,625	925
* QLogic Corp.	68,357	919
NIC Inc.	49,827	898
* Bottomline Technologies de Inc.	29,271	892
West Corp.	38,803	885
* Lumentum Holdings Inc.	32,274	870
* RealPage Inc.	41,727	870
* LogMeIn Inc.	17,197	868
* Insight Enterprises Inc.	30,101	862
ADTRAN Inc.	42,633	862
* Progress Software Corp.	34,625	835
* MaxLinear Inc.	45,138	835
^ Ebix Inc.	20,285	827
* Ixia	61,069	761
* GoDaddy Inc. Class A	23,458	758
Pegasystems Inc.	29,872	758
* Ubiquiti Networks Inc.	22,454	747
Monotype Imaging Holdings Inc.	30,818	737
* Diodes Inc.	35,676	717
* ScanSource Inc.	17,438	704
* Virtusa Corp.	18,720	701
* Infoblox Inc.	39,915	683
* SPS Commerce Inc.	15,731	675
* Callidus Software Inc.	38,670	645
* Mercury Systems Inc.	31,201	633
* 2U Inc.	26,884	608
* Photronics Inc.	57,874	602
* Ruckus Wireless Inc.	61,195	600
Cabot Microelectronics Corp.	14,507	593
* Gigamon Inc.	18,400	571
* Loral Space & Communications Inc.	15,999	562
* Shutterstock Inc.	15,200	558
* Xura Inc.	28,149	554
* Q2 Holdings Inc.	22,752	547
Quality Systems Inc.	35,600	543
* RingCentral Inc. Class A	33,564	529
Inteliquent Inc.	31,544	506
* Oclaro Inc.	90,836	491
* Rudolph Technologies Inc.	35,900	490
* New Relic Inc.	18,403	480
* Cvent Inc.	22,302	477
* ePlus Inc.	5,920	477
* Perficient Inc.	21,666	471

*	Lattice Semiconductor Corp.	79,827	453
	Brooks Automation Inc.	43,393	451
	Computer Programs & Systems Inc.	8,518	444
*	Nimble Storage Inc.	55,295	434
*	Amkor Technology Inc.	72,299	426
*	Endurance International Group Holdings Inc.	39,364	415
*	Qualys Inc.	16,028	406
*	Unisys Corp.	52,200	402
*	Silver Spring Networks Inc.	26,300	388
*	VASCO Data Security International Inc.	25,043	386
*	CalAmp Corp.	21,488	385
*,^ Gogo Inc.		34,952	385
*	Intralinks Holdings Inc.	48,764	384
*	Xcerra Corp.	57,913	378
*	Interactive Intelligence Group Inc.	10,002	364
	Epiq Systems Inc.	24,184	363
*	Axcelis Technologies Inc.	128,388	359
*	Barracuda Networks Inc.	23,100	356
*	Hortonworks Inc.	31,472	356
	PC Connection Inc.	13,591	351
*	Applied Micro Circuits Corp.	53,359	345
*	PDF Solutions Inc.	24,976	334
	Cohu Inc.	27,773	330
	Forrester Research Inc.	9,617	323
*	NeoPhotonics Corp.	22,596	317
*	Ultratech Inc.	14,396	314
*	SunEdison Semiconductor Ltd.	48,500	314
*	LivePerson Inc.	53,556	313
*	Five9 Inc.	34,058	303
*	Carbonite Inc.	36,712	293
	Comtech Telecommunications Corp.	12,330	288
*	CEVA Inc.	12,676	285
	Hackett Group Inc.	18,781	284
*	Envestnet Inc.	10,295	280
*	ShoreTel Inc.	37,208	277
*	Vocera Communications Inc.	21,666	276
*,^ Box Inc.		22,140	271
*	DSP Group Inc.	29,016	265
*	Benefitfocus Inc.	7,655	255
	IXYS Corp.	22,464	252
*	FormFactor Inc.	32,669	238
*	Alliance Fiber Optic Products Inc.	15,900	235
*	Nanometrics Inc.	14,833	235
*	Actua Corp.	25,930	235
*	Mattson Technology Inc.	62,863	229
*	NetSol Technologies Inc.	30,900	216
*	Extreme Networks Inc.	68,974	215
*	Zix Corp.	51,791	204
*	Intermolecular Inc.	78,300	198
*	SciQuest Inc.	14,167	197
*,^ TransEnterix Inc.		46,000	196
	QAD Inc. Class A	8,720	185
*	Ciber Inc.	86,492	183
*	Hutchinson Technology Inc.	49,700	182
*	PROS Holdings Inc.	15,264	180
*	Boingo Wireless Inc.	23,230	179
*	ChannelAdvisor Corp.	15,532	175

*	Sigma Designs Inc.	24,051	164
*	Vectrus Inc.	6,838	156
*	Exar Corp.	27,035	155
*	Cascade Microtech Inc.	7,491	154
*	Westell Technologies Inc. Class A	130,618	153
*	Sonus Networks Inc.	20,190	152
*	GSI Technology Inc.	36,975	152
*	Icad Inc.	29,548	151
	American Software Inc. Class A	16,647	150
*	Alpha & Omega Semiconductor Ltd.	12,523	148
*	Silicon Graphics International Corp.	20,658	147
*	MeetMe Inc.	51,649	147
*	Internap Corp.	52,918	144
*	A10 Networks Inc.	24,213	143
*	Tremor Video Inc.	80,644	142
*	FalconStor Software Inc.	103,055	138
*	Limelight Networks Inc.	75,000	136
*	Immersion Corp.	16,249	134
*	KEYW Holding Corp.	19,548	130
	Preformed Line Products Co.	3,527	129
*	Harmonic Inc.	38,600	126
*	Dyax Corp CVR Expire 12/31/2019	112,113	124
	Concurrent Computer Corp.	20,811	123
*	Calix Inc.	17,288	123
*,^ Pure Storage Inc. Class A		8,900	122
*,^ SunEdison Inc.		223,429	121
*	Digimarc Corp.	3,914	119
*	Agilysys Inc.	11,474	117
*	Quantum Corp.	187,500	114
*	Amtech Systems Inc.	17,417	113
*,^ VirnetX Holding Corp.		24,600	113
*	Digi International Inc.	11,876	112
*	Pendrell Corp.	210,379	112
*	Exa Corp.	8,351	108
*	Tangoe Inc.	13,200	104
*	Systemax Inc.	11,829	104
*	VOXX International Corp. Class A	22,982	103
*	Kopin Corp.	61,776	103
*	Workiva Inc.	8,600	100
*	Clearfield Inc.	6,205	100
*	Mitek Systems Inc.	14,800	97
*,^ Neonode Inc.		47,000	96
*	Aviat Networks Inc.	133,606	95
*	Ultra Clean Holdings Inc.	17,696	95
*	PAR Technology Corp.	13,813	92
*	Imation Corp.	57,630	89
*,^ Park City Group Inc.		9,825	89
*	KVH Industries Inc.	9,261	88
*	OPOWER Inc.	12,810	87
*	inTEST Corp.	21,900	85
*	Model N Inc.	7,905	85
*	Covisint Corp.	40,926	82
*	ADDvantage Technologies Group Inc.	41,902	79
*	Varonis Systems Inc.	4,150	76
*	Rapid7 Inc.	5,553	73
*	iPass Inc.	64,042	70
*	Brightcove Inc.	11,261	70

*	Applied Optoelectronics Inc.	4,700	70
*	Edgewater Technology Inc.	8,642	67
*	EMCORE Corp.	12,381	62
*	Datalink Corp.	6,748	62
*	Seachange International Inc.	11,140	61
*	Qumu Corp.	12,191	56
	GlobalSCAPE Inc.	14,200	54
*	MoSys Inc.	80,210	52
*	Alarm.com Holdings Inc.	2,150	51
	NCI Inc. Class A	3,378	47
	PC-Tel Inc.	9,837	47
	Computer Task Group Inc.	9,180	47
*	Netlist Inc.	33,001	45
*	CVD Equipment Corp.	5,349	45
*	Guidance Software Inc.	10,347	44
*	Match Group Inc.	3,806	42
	Evolving Systems Inc.	7,297	42
*	BroadVision Inc.	4,952	38
*	Jive Software Inc.	9,500	36
	LRAD Corp.	21,083	35
	Astro-Med Inc.	2,500	35
*	Support.com Inc.	39,324	34
*	eGain Corp.	8,680	31
*	Radisys Corp.	7,200	28
*	Imprivata Inc.	2,067	26
*	Numerex Corp. Class A	4,145	25
	Unwired Planet Inc.	2,442	24
*	Determine Inc.	12,492	23
*	Smith Micro Software Inc.	36,146	21
	TESSCO Technologies Inc.	1,100	18
*	BSQUARE Corp.	2,900	17
*	Aerohive Networks Inc.	2,782	14
	QAD Inc. Class B	677	12
*	Violin Memory Inc.	19,900	10
*,^ Appfolio Inc.		760	9
*	Telenav Inc.	1,445	9
	Simulations Plus Inc.	800	7
*	Zhone Technologies Inc.	2,987	5
*	Square Inc.	217	3
*	Aware Inc.	422	2
*	United Online Inc.	100	1
*	InterCloud Systems Inc.	626	1
*	Clinical Data Contingent Value Rights	9,500	—
*	Magnum Hunter Resources Corp. Warrants Expire 4/15/2016	12,617	—
			2,673,328
Telecommunications (1.5%)
	AT&T Inc.	4,649,494	182,121
	Verizon Communications Inc.	3,081,239	166,633
	CenturyLink Inc.	419,539	13,408
*	Level 3 Communications Inc.	219,103	11,580
*	SBA Communications Corp. Class A	96,453	9,662
*	T-Mobile US Inc.	217,937	8,347
	Frontier Communications Corp.	930,646	5,202
	Telephone & Data Systems Inc.	71,273	2,145
*,^ Sprint Corp.		490,673	1,708
	Consolidated Communications Holdings Inc.	42,798	1,102
*	Zayo Group Holdings Inc.	42,371	1,027

*	Cincinnati Bell Inc.	251,563	974
	Atlantic Tele-Network Inc.	11,728	889
	Shenandoah Telecommunications Co.	33,182	888
*	8x8 Inc.	75,672	761
^	Windstream Holdings Inc.	97,728	751
*	Vonage Holdings Corp.	158,177	723
*	ORBCOMM Inc.	63,391	642
*	Iridium Communications Inc.	77,568	610
*	Globalstar Inc.	362,401	533
*	inContact Inc.	58,774	522
*	General Communication Inc. Class A	26,128	479
*	United States Cellular Corp.	10,350	473
	EarthLink Holdings Corp.	65,500	371
	Spok Holdings Inc.	14,382	252
*,^ pdvWireless Inc.		6,652	228
*	GTT Communications Inc.	13,591	225
*	Alaska Communications Systems Group Inc.	105,805	188
	IDT Corp. Class B	10,156	158
*	Lumos Networks Corp.	11,015	141
*	Hawaiian Telcom Holdco Inc.	5,805	137
*	FairPoint Communications Inc.	8,000	119
*,^ Straight Path Communications Inc. Class B		3,478	108
*	NTELOS Holdings Corp.	744	7
*	Chelsea Therapeutics International Ltd. CVR Exp.12/31/2016	53,188	6
			413,120
Utilities (2.1%)
	Duke Energy Corp.	520,918	42,028
	NextEra Energy Inc.	345,807	40,923
	Southern Co.	677,629	35,054
	Dominion Resources Inc.	452,332	33,979
	Exelon Corp.	702,397	25,188
	American Electric Power Co. Inc.	368,958	24,499
	PG&E Corp.	372,442	22,242
	PPL Corp.	508,294	19,351
	Sempra Energy	179,554	18,683
	Public Service Enterprise Group Inc.	385,399	18,168
	Edison International	247,653	17,804
	Consolidated Edison Inc.	220,678	16,908
	Xcel Energy Inc.	374,779	15,673
	WEC Energy Group Inc.	236,684	14,218
	Eversource Energy	236,871	13,819
	DTE Energy Co.	134,481	12,192
	FirstEnergy Corp.	335,274	12,060
	Entergy Corp.	136,692	10,837
	American Water Works Co. Inc.	134,204	9,251
	Ameren Corp.	177,651	8,900
	CMS Energy Corp.	203,475	8,635
	AES Corp.	619,025	7,305
	CenterPoint Energy Inc.	320,363	6,702
	SCANA Corp.	95,522	6,701
	Alliant Energy Corp.	86,543	6,428
	Pinnacle West Capital Corp.	79,946	6,002
	AGL Resources Inc.	86,175	5,613
	Westar Energy Inc. Class A	111,086	5,511
	Atmos Energy Corp.	73,191	5,435
	NiSource Inc.	229,803	5,414
	UGI Corp.	133,117	5,363

*	Calpine Corp.	348,445	5,286
	ITC Holdings Corp.	117,849	5,135
	ONEOK Inc.	163,239	4,874
	TECO Energy Inc.	166,960	4,596
	Aqua America Inc.	128,458	4,088
	Great Plains Energy Inc.	116,852	3,768
	Piedmont Natural Gas Co. Inc.	58,720	3,513
	National Fuel Gas Co.	68,512	3,429
	Vectren Corp.	66,326	3,353
	Questar Corp.	127,335	3,158
	Portland General Electric Co.	72,963	2,881
	WGL Holdings Inc.	39,410	2,852
	Hawaiian Electric Industries Inc.	87,320	2,829
	IDACORP Inc.	36,685	2,736
	New Jersey Resources Corp.	73,672	2,684
	Cleco Corp.	48,253	2,664
	Black Hills Corp.	42,634	2,564
	ONE Gas Inc.	40,797	2,493
	ALLETE Inc.	44,311	2,485
	PNM Resources Inc.	70,210	2,367
	NorthWestern Corp.	37,935	2,343
	Southwest Gas Corp.	32,321	2,128
	Ormat Technologies Inc.	48,678	2,007
	Avangrid Inc.	49,446	1,983
	Laclede Group Inc.	28,840	1,954
	South Jersey Industries Inc.	64,194	1,826
	Avista Corp.	42,814	1,746
	El Paso Electric Co.	32,736	1,502
	MGE Energy Inc.	28,718	1,501
	Empire District Electric Co.	34,685	1,146
	American States Water Co.	25,918	1,020
	Northwest Natural Gas Co.	18,407	991
	California Water Service Group	36,932	987
	Chesapeake Utilities Corp.	15,251	960
	SJW Corp.	19,583	712
	TerraForm Power Inc. Class A	75,300	651
	Unitil Corp.	13,914	591
	NRG Energy Inc.	41,400	539
*	Sunrun Inc.	51,486	334
	Middlesex Water Co.	10,426	322
	Atlantic Power Corp.	127,320	313
	Connecticut Water Service Inc.	6,614	298
	Artesian Resources Corp. Class A	10,004	280
	York Water Co.	8,846	270
	Delta Natural Gas Co. Inc.	6,804	158
*	Pure Cycle Corp.	19,761	89
*	Vivint Solar Inc.	25,967	69
*,^ Cadiz Inc.		11,960	62
*	US Geothermal Inc.	86,878	59
*	Talen Energy Corp.	2,668	24
	Genie Energy Ltd. Class B	1,277	10
			575,516
Total Common Stocks (Cost $8,798,029)			16,400,988

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (25.2%)
U.S. Government Securities (16.0%)
United States Treasury Note/Bond	3.125%	1/31/17	311	317
United States Treasury Note/Bond	4.625%	2/15/17	200	207
United States Treasury Note/Bond	3.000%	2/28/17	4,934	5,039
United States Treasury Note/Bond	3.125%	4/30/17	20,537	21,079
United States Treasury Note/Bond	8.750%	5/15/17	6,470	7,052
United States Treasury Note/Bond	0.875%	6/15/17	40,750	40,852
United States Treasury Note/Bond	0.750%	6/30/17	28,635	28,662
United States Treasury Note/Bond	2.500%	6/30/17	26,650	27,250
United States Treasury Note/Bond	0.875%	7/15/17	31,934	32,009
United States Treasury Note/Bond	0.500%	7/31/17	11,103	11,075
United States Treasury Note/Bond	0.625%	7/31/17	11,773	11,762
United States Treasury Note/Bond	2.375%	7/31/17	48,626	49,705
United States Treasury Note/Bond	0.875%	8/15/17	31,150	31,223
United States Treasury Note/Bond	4.750%	8/15/17	15,950	16,825
United States Treasury Note/Bond	0.625%	8/31/17	4,741	4,736
United States Treasury Note/Bond	1.875%	8/31/17	15,025	15,274
United States Treasury Note/Bond	1.000%	9/15/17	16,355	16,424
United States Treasury Note/Bond	0.625%	9/30/17	100,425	100,299
United States Treasury Note/Bond	1.875%	9/30/17	22,600	22,988
United States Treasury Note/Bond	0.875%	10/15/17	51,150	51,270
United States Treasury Note/Bond	1.875%	10/31/17	3,120	3,176
United States Treasury Note/Bond	0.875%	11/15/17	26,721	26,788
United States Treasury Note/Bond	4.250%	11/15/17	13,020	13,754
United States Treasury Note/Bond	0.625%	11/30/17	4,050	4,044
United States Treasury Note/Bond	0.875%	11/30/17	20,800	20,852
United States Treasury Note/Bond	1.000%	12/15/17	18,908	18,994
United States Treasury Note/Bond	0.750%	12/31/17	20,143	20,149
United States Treasury Note/Bond	1.000%	12/31/17	1,160	1,166
United States Treasury Note/Bond	0.875%	1/15/18	45,501	45,615
United States Treasury Note/Bond	0.750%	1/31/18	30,553	30,567
United States Treasury Note/Bond	0.875%	1/31/18	2,465	2,472
United States Treasury Note/Bond	2.625%	1/31/18	11,880	12,287
United States Treasury Note/Bond	1.000%	2/15/18	28,000	28,136
United States Treasury Note/Bond	3.500%	2/15/18	31,600	33,229
United States Treasury Note/Bond	0.750%	2/28/18	64,755	64,785
United States Treasury Note/Bond	2.750%	2/28/18	5,000	5,191
United States Treasury Note/Bond	1.000%	3/15/18	20,443	20,545
United States Treasury Note/Bond	2.875%	3/31/18	6,159	6,417
United States Treasury Note/Bond	0.750%	4/15/18	23,024	23,017
United States Treasury Note/Bond	0.625%	4/30/18	26,028	25,955
United States Treasury Note/Bond	9.125%	5/15/18	3,675	4,326
United States Treasury Note/Bond	1.000%	5/31/18	28,887	29,027
United States Treasury Note/Bond	2.375%	5/31/18	1,600	1,655
United States Treasury Note/Bond	1.125%	6/15/18	9,194	9,266
United States Treasury Note/Bond	1.375%	6/30/18	10,285	10,423
United States Treasury Note/Bond	2.375%	6/30/18	14,245	14,755
United States Treasury Note/Bond	0.875%	7/15/18	14,505	14,532
United States Treasury Note/Bond	1.375%	7/31/18	251	254
United States Treasury Note/Bond	2.250%	7/31/18	6,701	6,925
United States Treasury Note/Bond	1.500%	8/31/18	2,675	2,721

United States Treasury Note/Bond	1.000%	9/15/18	10,300	10,351
United States Treasury Note/Bond	1.375%	9/30/18	35,100	35,605
United States Treasury Note/Bond	0.875%	10/15/18	22,550	22,592
United States Treasury Note/Bond	1.250%	10/31/18	16,844	17,028
United States Treasury Note/Bond	1.750%	10/31/18	39,400	40,348
United States Treasury Note/Bond	1.250%	11/15/18	11,290	11,415
United States Treasury Note/Bond	3.750%	11/15/18	671	723
United States Treasury Note/Bond	1.250%	11/30/18	10,250	10,365
United States Treasury Note/Bond	1.375%	11/30/18	1,488	1,510
United States Treasury Note/Bond	1.375%	12/31/18	6,375	6,469
United States Treasury Note/Bond	1.500%	12/31/18	10,650	10,843
United States Treasury Note/Bond	1.125%	1/15/19	4,041	4,073
United States Treasury Note/Bond	1.250%	1/31/19	10,475	10,595
United States Treasury Note/Bond	1.500%	1/31/19	8,425	8,579
United States Treasury Note/Bond	0.750%	2/15/19	47,566	47,432
United States Treasury Note/Bond	2.750%	2/15/19	5,220	5,501
United States Treasury Note/Bond	8.875%	2/15/19	1,850	2,273
United States Treasury Note/Bond	1.375%	2/28/19	17,375	17,630
United States Treasury Note/Bond	1.500%	2/28/19	32,590	33,181
United States Treasury Note/Bond	1.000%	3/15/19	109,115	109,558
United States Treasury Note/Bond	1.500%	3/31/19	17,250	17,571
United States Treasury Note/Bond	1.625%	3/31/19	7,755	7,925
United States Treasury Note/Bond	1.250%	4/30/19	297	300
United States Treasury Note/Bond	1.625%	4/30/19	46,004	47,011
United States Treasury Note/Bond	3.125%	5/15/19	19,835	21,205
United States Treasury Note/Bond	1.125%	5/31/19	5,525	5,563
United States Treasury Note/Bond	1.500%	5/31/19	27,821	28,321
United States Treasury Note/Bond	1.000%	6/30/19	1,502	1,506
United States Treasury Note/Bond	1.625%	6/30/19	27,337	27,952
United States Treasury Note/Bond	0.875%	7/31/19	32,592	32,521
United States Treasury Note/Bond	1.625%	7/31/19	27,861	28,479
United States Treasury Note/Bond	3.625%	8/15/19	18,900	20,571
United States Treasury Note/Bond	8.125%	8/15/19	5,535	6,850
United States Treasury Note/Bond	1.000%	8/31/19	14,175	14,197
United States Treasury Note/Bond	1.625%	8/31/19	14,006	14,315
United States Treasury Note/Bond	1.750%	9/30/19	19,330	19,834
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,834
United States Treasury Note/Bond	1.500%	10/31/19	55,715	56,690
United States Treasury Note/Bond	3.375%	11/15/19	20,180	21,889
United States Treasury Note/Bond	1.000%	11/30/19	6,025	6,025
United States Treasury Note/Bond	1.500%	11/30/19	35,106	35,704
United States Treasury Note/Bond	1.125%	12/31/19	1,075	1,078
United States Treasury Note/Bond	1.625%	12/31/19	41,033	41,911
United States Treasury Note/Bond	1.375%	1/31/20	2,700	2,732
United States Treasury Note/Bond	3.625%	2/15/20	8,270	9,079
United States Treasury Note/Bond	8.500%	2/15/20	3,269	4,197
United States Treasury Note/Bond	1.375%	2/29/20	17,343	17,538
United States Treasury Note/Bond	1.125%	3/31/20	11,000	11,022
United States Treasury Note/Bond	1.375%	3/31/20	23,575	23,840
United States Treasury Note/Bond	1.125%	4/30/20	18,800	18,829
United States Treasury Note/Bond	1.375%	4/30/20	25,267	25,535
United States Treasury Note/Bond	3.500%	5/15/20	3,560	3,901
United States Treasury Note/Bond	1.375%	5/31/20	18,815	19,009
United States Treasury Note/Bond	1.500%	5/31/20	32,693	33,194
United States Treasury Note/Bond	1.625%	6/30/20	29,060	29,646
United States Treasury Note/Bond	1.875%	6/30/20	23,525	24,249
United States Treasury Note/Bond	1.625%	7/31/20	1,115	1,138

United States Treasury Note/Bond	2.000%	7/31/20	6,268	6,491
United States Treasury Note/Bond	2.625%	8/15/20	15,775	16,766
United States Treasury Note/Bond	1.375%	8/31/20	14,177	14,316
United States Treasury Note/Bond	1.375%	10/31/20	14,079	14,198
United States Treasury Note/Bond	1.750%	10/31/20	37,336	38,269
United States Treasury Note/Bond	2.625%	11/15/20	56,233	59,818
United States Treasury Note/Bond	1.625%	11/30/20	22,750	23,212
United States Treasury Note/Bond	2.000%	11/30/20	22,950	23,782
United States Treasury Note/Bond	1.750%	12/31/20	10,644	10,910
United States Treasury Note/Bond	2.375%	12/31/20	22,442	23,648
United States Treasury Note/Bond	1.375%	1/31/21	27,457	27,663
United States Treasury Note/Bond	2.125%	1/31/21	19,996	20,858
United States Treasury Note/Bond	3.625%	2/15/21	12,358	13,758
United States Treasury Note/Bond	7.875%	2/15/21	400	525
United States Treasury Note/Bond	1.125%	2/28/21	23,152	23,069
United States Treasury Note/Bond	2.000%	2/28/21	16,350	16,948
United States Treasury Note/Bond	1.250%	3/31/21	55,000	55,095
United States Treasury Note/Bond	2.250%	3/31/21	12,000	12,585
United States Treasury Note/Bond	2.250%	4/30/21	7,075	7,420
United States Treasury Note/Bond	3.125%	5/15/21	29,512	32,233
United States Treasury Note/Bond	2.000%	5/31/21	30,378	31,484
United States Treasury Note/Bond	2.125%	6/30/21	48,700	50,770
United States Treasury Note/Bond	2.250%	7/31/21	19,600	20,562
United States Treasury Note/Bond	2.125%	8/15/21	19,115	19,912
United States Treasury Note/Bond	2.000%	8/31/21	9,525	9,860
United States Treasury Note/Bond	2.125%	9/30/21	17,325	18,040
United States Treasury Note/Bond	2.000%	10/31/21	21,960	22,708
United States Treasury Note/Bond	2.000%	11/15/21	54,050	55,916
United States Treasury Note/Bond	8.000%	11/15/21	10,770	14,657
United States Treasury Note/Bond	1.875%	11/30/21	15,600	16,029
United States Treasury Note/Bond	2.125%	12/31/21	22,700	23,615
United States Treasury Note/Bond	1.500%	1/31/22	17,975	18,070
United States Treasury Note/Bond	2.000%	2/15/22	6,453	6,676
United States Treasury Note/Bond	1.750%	2/28/22	26,621	27,120
United States Treasury Note/Bond	1.750%	3/31/22	17,879	18,203
United States Treasury Note/Bond	1.750%	4/30/22	10,100	10,278
United States Treasury Note/Bond	1.750%	5/15/22	5,400	5,494
United States Treasury Note/Bond	1.875%	5/31/22	18,550	19,014
United States Treasury Note/Bond	2.125%	6/30/22	19,560	20,324
United States Treasury Note/Bond	2.000%	7/31/22	13,095	13,508
United States Treasury Note/Bond	1.625%	8/15/22	11,985	12,105
United States Treasury Note/Bond	1.875%	8/31/22	10,439	10,685
United States Treasury Note/Bond	1.750%	9/30/22	18,600	18,888
United States Treasury Note/Bond	1.875%	10/31/22	18,380	18,808
United States Treasury Note/Bond	1.625%	11/15/22	17,550	17,684
United States Treasury Note/Bond	2.000%	11/30/22	5,080	5,236
United States Treasury Note/Bond	2.125%	12/31/22	13,429	13,952
United States Treasury Note/Bond	1.750%	1/31/23	27,583	27,971
United States Treasury Note/Bond	2.000%	2/15/23	14,085	14,516
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,504
United States Treasury Note/Bond	1.500%	2/28/23	37,375	37,282
United States Treasury Note/Bond	1.500%	3/31/23	10,000	9,970
United States Treasury Note/Bond	1.750%	5/15/23	43,043	43,642
United States Treasury Note/Bond	2.500%	8/15/23	34,410	36,679
United States Treasury Note/Bond	6.250%	8/15/23	16,980	22,541
United States Treasury Note/Bond	2.750%	11/15/23	20,256	21,946
United States Treasury Note/Bond	2.750%	2/15/24	21,674	23,476

United States Treasury Note/Bond	2.500%	5/15/24	66,454	70,680
United States Treasury Note/Bond	2.375%	8/15/24	33,710	35,516
United States Treasury Note/Bond	2.250%	11/15/24	28,046	29,251
United States Treasury Note/Bond	7.500%	11/15/24	675	991
United States Treasury Note/Bond	2.000%	2/15/25	61,048	62,374
United States Treasury Note/Bond	2.125%	5/15/25	41,761	43,066
United States Treasury Note/Bond	2.000%	8/15/25	23,772	24,232
United States Treasury Note/Bond	6.875%	8/15/25	1,163	1,680
United States Treasury Note/Bond	2.250%	11/15/25	27,847	28,996
United States Treasury Note/Bond	1.625%	2/15/26	31,147	30,709
United States Treasury Note/Bond	6.000%	2/15/26	4,345	6,012
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,547
United States Treasury Note/Bond	6.500%	11/15/26	5,910	8,581
United States Treasury Note/Bond	6.125%	11/15/27	3,275	4,722
United States Treasury Note/Bond	5.500%	8/15/28	15,445	21,490
United States Treasury Note/Bond	5.250%	11/15/28	9,875	13,510
United States Treasury Note/Bond	5.250%	2/15/29	11,313	15,538
United States Treasury Note/Bond	6.125%	8/15/29	4,420	6,578
United States Treasury Note/Bond	6.250%	5/15/30	6,570	10,025
United States Treasury Note/Bond	5.375%	2/15/31	12,000	17,213
United States Treasury Note/Bond	4.500%	2/15/36	12,300	16,882
United States Treasury Note/Bond	4.750%	2/15/37	11,100	15,713
United States Treasury Note/Bond	5.000%	5/15/37	4,403	6,445
United States Treasury Note/Bond	4.375%	2/15/38	11,742	15,877
United States Treasury Note/Bond	4.500%	5/15/38	8,000	10,999
United States Treasury Note/Bond	3.500%	2/15/39	9,301	11,073
United States Treasury Note/Bond	4.250%	5/15/39	8,883	11,760
United States Treasury Note/Bond	4.500%	8/15/39	8,684	11,897
United States Treasury Note/Bond	4.375%	11/15/39	11,686	15,730
United States Treasury Note/Bond	4.625%	2/15/40	10,510	14,640
United States Treasury Note/Bond	4.375%	5/15/40	4,450	5,990
United States Treasury Note/Bond	3.875%	8/15/40	6,685	8,381
United States Treasury Note/Bond	4.250%	11/15/40	10,890	14,422
United States Treasury Note/Bond	4.750%	2/15/41	16,338	23,218
United States Treasury Note/Bond	4.375%	5/15/41	1,000	1,351
United States Treasury Note/Bond	3.750%	8/15/41	3,500	4,316
United States Treasury Note/Bond	3.125%	11/15/41	8,325	9,267
United States Treasury Note/Bond	3.125%	2/15/42	8,523	9,482
United States Treasury Note/Bond	3.000%	5/15/42	6,425	6,979
United States Treasury Note/Bond	2.750%	8/15/42	23,725	24,511
United States Treasury Note/Bond	2.750%	11/15/42	73,183	75,470
United States Treasury Note/Bond	3.125%	2/15/43	1,942	2,152
United States Treasury Note/Bond	2.875%	5/15/43	25,010	26,362
United States Treasury Note/Bond	3.625%	8/15/43	36,486	44,336
United States Treasury Note/Bond	3.750%	11/15/43	23,554	29,273
United States Treasury Note/Bond	3.625%	2/15/44	29,063	35,266
United States Treasury Note/Bond	3.375%	5/15/44	11,816	13,701
United States Treasury Note/Bond	3.125%	8/15/44	13,001	14,391
United States Treasury Note/Bond	3.000%	11/15/44	16,069	17,345
United States Treasury Note/Bond	2.500%	2/15/45	33,593	32,759
United States Treasury Note/Bond	3.000%	5/15/45	22,139	23,882
United States Treasury Note/Bond	2.875%	8/15/45	30,367	31,951
United States Treasury Note/Bond	3.000%	11/15/45	836	903
United States Treasury Note/Bond	2.500%	2/15/46	40,750	39,731
				4,349,158
Agency Bonds and Notes (1.0%)
3 AID-Israel	5.500%	12/4/23	375	466

3 AID-Israel	5.500%	4/26/24	1,400	1,752
3 AID-Jordan	1.945%	6/23/19	600	614
3 AID-Jordan	2.503%	10/30/20	750	786
3 AID-Jordan	2.578%	6/30/22	320	334
3 AID-Tunisia	2.452%	7/24/21	250	262
3 AID-Ukraine	1.844%	5/16/19	350	358
3 AID-Ukraine	1.847%	5/29/20	700	714
2 Federal Farm Credit Banks	1.125%	9/22/17	500	503
2 Federal Farm Credit Banks	1.000%	9/25/17	425	427
2 Federal Farm Credit Banks	1.125%	12/18/17	500	503
2 Federal Farm Credit Banks	1.110%	2/20/18	425	428
2 Federal Farm Credit Banks	1.100%	6/1/18	400	402
2 Federal Farm Credit Banks	5.150%	11/15/19	3,000	3,431
2 Federal Farm Credit Banks	3.500%	12/20/23	500	556
2 Federal Home Loan Banks	4.875%	5/17/17	900	942
2 Federal Home Loan Banks	0.875%	5/24/17	2,540	2,546
2 Federal Home Loan Banks	0.625%	5/30/17	6,000	5,997
2 Federal Home Loan Banks	1.000%	6/21/17	2,500	2,510
2 Federal Home Loan Banks	0.860%	8/1/17	1,000	1,002
2 Federal Home Loan Banks	0.750%	8/28/17	2,500	2,501
2 Federal Home Loan Banks	4.875%	9/8/17	405	429
2 Federal Home Loan Banks	0.625%	10/26/17	5,000	4,991
2 Federal Home Loan Banks	5.000%	11/17/17	2,350	2,511
2 Federal Home Loan Banks	1.000%	12/19/17	4,000	4,015
2 Federal Home Loan Banks	1.375%	3/9/18	2,200	2,225
2 Federal Home Loan Banks	0.875%	3/19/18	3,550	3,556
2 Federal Home Loan Banks	1.125%	4/25/18	2,000	2,014
2 Federal Home Loan Banks	2.750%	6/8/18	1,625	1,693
2 Federal Home Loan Banks	5.375%	8/15/18	225	249
2 Federal Home Loan Banks	1.875%	3/13/20	500	513
2 Federal Home Loan Banks	4.125%	3/13/20	2,075	2,311
2 Federal Home Loan Banks	3.375%	6/12/20	1,825	1,985
2 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,180
2 Federal Home Loan Banks	1.375%	2/18/21	1,600	1,602
2 Federal Home Loan Banks	5.625%	6/11/21	1,600	1,938
2 Federal Home Loan Banks	2.125%	3/10/23	3,155	3,237
2 Federal Home Loan Banks	2.875%	6/14/24	2,000	2,129
2 Federal Home Loan Banks	5.375%	8/15/24	815	1,023
2 Federal Home Loan Banks	5.500%	7/15/36	2,775	3,828
4 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	6,500	6,541
4 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	2,874	2,886
4 Federal Home Loan Mortgage Corp.	0.750%	7/14/17	6,000	6,005
4 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	6,664	6,692
4 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,386
4 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	8,200	8,232
4 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	2,997
4 Federal Home Loan Mortgage Corp.	1.000%	12/15/17	5,000	5,019
4 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,800	1,799
4 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	2,000	2,003
4 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	2,720	2,959
4 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,625	1,758
4 Federal Home Loan Mortgage Corp.	1.125%	4/15/19	5,000	5,025
4 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,969
4 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,700	1,714
4 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,975	11,050
4 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,900	1,914
4 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,936

4 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	404
4 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	4,299
4 Federal National Mortgage Assn.	0.750%	4/20/17	4,175	4,178
4 Federal National Mortgage Assn.	0.875%	8/28/17	2,550	2,556
4 Federal National Mortgage Assn.	1.000%	9/27/17	1,000	1,004
4 Federal National Mortgage Assn.	0.875%	12/20/17	3,000	3,005
4 Federal National Mortgage Assn.	0.875%	2/8/18	6,000	6,013
4 Federal National Mortgage Assn.	0.875%	3/28/18	2,000	2,003
4 Federal National Mortgage Assn.	0.875%	5/21/18	1,490	1,492
4 Federal National Mortgage Assn.	1.125%	7/20/18	3,000	3,020
4 Federal National Mortgage Assn.	1.875%	9/18/18	12,300	12,596
4 Federal National Mortgage Assn.	1.125%	10/19/18	3,000	3,020
4 Federal National Mortgage Assn.	1.625%	11/27/18	4,370	4,455
4 Federal National Mortgage Assn.	1.125%	12/14/18	2,000	2,013
4 Federal National Mortgage Assn.	1.375%	1/28/19	2,000	2,026
4 Federal National Mortgage Assn.	1.875%	2/19/19	4,000	4,110
4 Federal National Mortgage Assn.	1.000%	2/26/19	1,875	1,879
4 Federal National Mortgage Assn.	1.750%	6/20/19	4,000	4,097
4 Federal National Mortgage Assn.	1.750%	9/12/19	7,000	7,173
4 Federal National Mortgage Assn.	0.000%	10/9/19	1,110	1,055
4 Federal National Mortgage Assn.	1.750%	11/26/19	1,800	1,842
4 Federal National Mortgage Assn.	1.625%	1/21/20	2,000	2,036
4 Federal National Mortgage Assn.	1.500%	6/22/20	4,000	4,045
4 Federal National Mortgage Assn.	1.500%	11/30/20	4,000	4,039
4 Federal National Mortgage Assn.	1.875%	12/28/20	2,000	2,053
4 Federal National Mortgage Assn.	1.375%	2/26/21	1,900	1,903
4 Federal National Mortgage Assn.	2.625%	9/6/24	2,000	2,108
4 Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,152
4 Federal National Mortgage Assn.	7.250%	5/15/30	2,025	3,147
4 Federal National Mortgage Assn.	6.625%	11/15/30	6,320	9,407
4 Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,782
2 Financing Corp.	9.800%	4/6/18	500	589
2 Financing Corp.	9.650%	11/2/18	475	580
Private Export Funding Corp.	2.250%	12/15/17	200	205
Private Export Funding Corp.	1.875%	7/15/18	300	305
Private Export Funding Corp.	4.375%	3/15/19	350	383
Private Export Funding Corp.	1.450%	8/15/19	350	352
Private Export Funding Corp.	2.250%	3/15/20	650	672
Private Export Funding Corp.	2.300%	9/15/20	175	181
Private Export Funding Corp.	4.300%	12/15/21	175	199
Private Export Funding Corp.	2.800%	5/15/22	200	211
Private Export Funding Corp.	2.050%	11/15/22	4,175	4,188
Private Export Funding Corp.	3.550%	1/15/24	725	796
Private Export Funding Corp.	2.450%	7/15/24	525	532
Private Export Funding Corp.	3.250%	6/15/25	175	187
2 Tennessee Valley Authority	4.500%	4/1/18	655	703
2 Tennessee Valley Authority	1.750%	10/15/18	600	612
2 Tennessee Valley Authority	3.875%	2/15/21	905	1,010
2 Tennessee Valley Authority	1.875%	8/15/22	425	427
2 Tennessee Valley Authority	2.875%	9/15/24	954	993
2 Tennessee Valley Authority	6.750%	11/1/25	3,520	4,805
2 Tennessee Valley Authority	7.125%	5/1/30	2,000	2,945
2 Tennessee Valley Authority	4.650%	6/15/35	500	593
2 Tennessee Valley Authority	5.880%	4/1/36	285	387
2 Tennessee Valley Authority	5.500%	6/15/38	225	294
2 Tennessee Valley Authority	5.250%	9/15/39	425	544
2 Tennessee Valley Authority	3.500%	12/15/42	950	934

2	Tennessee Valley Authority	5.375%	4/1/56	580	748
2	Tennessee Valley Authority	4.625%	9/15/60	519	588
2	Tennessee Valley Authority	4.250%	9/15/65	700	733
					272,956
Conventional Mortgage-Backed Securities (8.1%)
[4,5]	Fannie Mae Pool	2.000%	10/1/28	3,241	3,265
[4,5,6]Fannie Mae Pool		2.500%	3/1/27–1/1/43	58,708	60,383
[4,5,6]Fannie Mae Pool		3.000%	1/1/26–4/1/46	168,749	174,928
[4,5,6]Fannie Mae Pool		3.500%	9/1/25–4/1/46	249,975	263,148
[4,5,6]Fannie Mae Pool		4.000%	7/1/18–4/1/46	168,903	181,098
[4,5]	Fannie Mae Pool	4.500%	1/1/18–4/1/45	88,555	96,454
[4,5]	Fannie Mae Pool	5.000%	3/1/17–1/1/44	47,478	52,429
[4,5]	Fannie Mae Pool	5.500%	11/1/16–4/1/40	39,630	44,451
[4,5]	Fannie Mae Pool	6.000%	5/1/16–5/1/41	26,868	30,698
[4,5]	Fannie Mae Pool	6.500%	6/1/16–10/1/39	8,429	9,713
[4,5]	Fannie Mae Pool	7.000%	8/1/16–11/1/37	3,139	3,605
[4,5]	Fannie Mae Pool	7.500%	11/1/22–12/1/32	254	293
[4,5]	Fannie Mae Pool	8.000%	12/1/22–10/1/30	56	61
[4,5]	Fannie Mae Pool	8.500%	11/1/18–7/1/30	41	47
[4,5]	Fannie Mae Pool	9.000%	7/1/22–6/1/26	11	13
[4,5]	Fannie Mae Pool	9.500%	5/1/16–2/1/25	2	2
[4,5]	Freddie Mac Gold Pool	2.000%	8/1/28–1/1/29	2,694	2,715
[4,5,6]Freddie Mac Gold Pool		2.500%	4/1/27–2/1/43	46,517	47,868
[4,5,6]Freddie Mac Gold Pool		3.000%	4/1/23–4/1/46	119,636	123,807
[4,5,6]Freddie Mac Gold Pool		3.500%	9/1/25–4/1/46	156,152	163,963
[4,5,6]Freddie Mac Gold Pool		4.000%	7/1/18–4/1/46	101,088	108,078
[4,5,6]Freddie Mac Gold Pool		4.500%	1/1/18–4/1/46	51,386	55,736
[4,5,6]Freddie Mac Gold Pool		5.000%	4/1/17–4/1/46	30,449	33,325
[4,5]	Freddie Mac Gold Pool	5.500%	5/1/17–6/1/41	23,232	25,869
[4,5]	Freddie Mac Gold Pool	6.000%	1/1/17–5/1/40	13,417	15,225
[4,5]	Freddie Mac Gold Pool	6.500%	8/1/16–3/1/39	3,635	4,188
[4,5]	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	1,051	1,221
[4,5]	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	160	185
[4,5]	Freddie Mac Gold Pool	8.000%	1/1/22–10/1/31	139	159
[4,5]	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	18	21
[4,5]	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	13	15
5	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	15,866	16,467
[5,6]	Ginnie Mae I Pool	3.500%	11/15/25–4/1/46	16,860	17,824
[5,6]	Ginnie Mae I Pool	4.000%	10/15/24–4/1/46	24,336	26,083
5	Ginnie Mae I Pool	4.500%	8/15/18–1/15/42	28,782	31,496
5	Ginnie Mae I Pool	5.000%	1/15/18–4/15/41	18,336	20,338
5	Ginnie Mae I Pool	5.500%	6/15/18–6/15/41	8,970	10,103
5	Ginnie Mae I Pool	6.000%	5/15/17–12/15/40	5,829	6,579
5	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	1,716	1,920
5	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	742	842
5	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	219	249
5	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	148	166
5	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	21	21
5	Ginnie Mae I Pool	9.000%	11/15/19–2/15/30	25	28
5	Ginnie Mae I Pool	9.500%	8/15/20–1/15/25	2	2
5	Ginnie Mae I Pool	10.000%	3/15/19	1	1
5	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	2,060	2,133
[5,6]	Ginnie Mae II Pool	3.000%	2/20/27–4/1/46	101,533	105,499
[5,6]	Ginnie Mae II Pool	3.500%	9/20/25–5/1/46	209,965	222,291
[5,6]	Ginnie Mae II Pool	4.000%	9/20/25–4/1/46	113,951	122,255
[5,6]	Ginnie Mae II Pool	4.500%	11/20/35–4/1/46	56,203	60,576
5	Ginnie Mae II Pool	5.000%	3/20/18–7/20/44	28,472	31,241

5	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	8,828	9,752
5	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	3,958	4,449
5	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	1,247	1,415
5	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	219	252
					2,194,945
Nonconventional Mortgage-Backed Securities (0.1%)
[4,5,7]Fannie Mae Pool		1.581%	4/1/37	61	63
[4,5,7]Fannie Mae Pool		2.052%	9/1/37	173	185
[4,5,7]Fannie Mae Pool		2.114%	12/1/41	269	277
[4,5]	Fannie Mae Pool	2.115%	3/1/43	702	715
[4,5]	Fannie Mae Pool	2.187%	6/1/43	563	577
[4,5]	Fannie Mae Pool	2.188%	6/1/42	1,337	1,394
[4,5]	Fannie Mae Pool	2.214%	9/1/42	400	417
[4,5]	Fannie Mae Pool	2.237%	10/1/42	347	356
[4,5]	Fannie Mae Pool	2.266%	7/1/43	758	770
[4,5,7]Fannie Mae Pool		2.341%	8/1/35	175	186
[4,5,7]Fannie Mae Pool		2.385%	5/1/40	64	68
[4,5]	Fannie Mae Pool	2.387%	7/1/42	574	591
[4,5]	Fannie Mae Pool	2.399%	5/1/42	888	923
[4,5,7]Fannie Mae Pool		2.410%	9/1/40	80	85
[4,5,7]Fannie Mae Pool		2.415%	6/1/36	5	5
[4,5]	Fannie Mae Pool	2.425%	5/1/43	1,373	1,406
[4,5]	Fannie Mae Pool	2.440%	10/1/42	605	622
[4,5,7]Fannie Mae Pool		2.441%	12/1/33	46	48
[4,5,7]Fannie Mae Pool		2.445%	7/1/39	23	24
[4,5,7]Fannie Mae Pool		2.450%	7/1/37	29	31
[4,5,7]Fannie Mae Pool		2.452%	8/1/40	99	104
[4,5,7]Fannie Mae Pool		2.458%	7/1/36–9/1/43	129	133
[4,5,7]Fannie Mae Pool		2.482%	9/1/34	58	61
[4,5,7]Fannie Mae Pool		2.485%	11/1/36	204	216
[4,5,7]Fannie Mae Pool		2.519%	2/1/36	90	91
[4,5,7]Fannie Mae Pool		2.524%	5/1/40	41	43
[4,5,7]Fannie Mae Pool		2.527%	8/1/37	136	143
[4,5,7]Fannie Mae Pool		2.534%	10/1/39	66	69
[4,5,7]Fannie Mae Pool		2.544%	10/1/40	166	175
[4,5,7]Fannie Mae Pool		2.553%	5/1/42	160	166
[4,5,7]Fannie Mae Pool		2.559%	7/1/42	222	235
[4,5,7]Fannie Mae Pool		2.573%	12/1/40	238	251
[4,5,7]Fannie Mae Pool		2.576%	11/1/39	43	46
[4,5,7]Fannie Mae Pool		2.599%	12/1/41	259	276
[4,5]	Fannie Mae Pool	2.618%	11/1/41	246	261
[4,5,7]Fannie Mae Pool		2.634%	1/1/37	210	225
[4,5,7]Fannie Mae Pool		2.670%	11/1/40	88	93
[4,5,7]Fannie Mae Pool		2.675%	10/1/40	103	109
[4,5,7]Fannie Mae Pool		2.676%	12/1/40	86	90
[4,5,7]Fannie Mae Pool		2.683%	11/1/34	87	92
[4,5,7]Fannie Mae Pool		2.685%	11/1/33–12/1/40	197	209
[4,5]	Fannie Mae Pool	2.701%	1/1/42	244	258
[4,5,7]Fannie Mae Pool		2.710%	1/1/40	154	160
[4,5]	Fannie Mae Pool	2.732%	12/1/43	1,049	1,083
[4,5,7]Fannie Mae Pool		2.739%	3/1/41	188	201
[4,5,7]Fannie Mae Pool		2.749%	2/1/41	78	78
[4,5]	Fannie Mae Pool	2.758%	3/1/42	582	609
[4,5]	Fannie Mae Pool	2.768%	1/1/42	397	416
[4,5]	Fannie Mae Pool	2.786%	11/1/41	237	255
[4,5,7]Fannie Mae Pool		2.797%	1/1/35	200	214
[4,5,7]Fannie Mae Pool		2.827%	3/1/41	233	245

[4,5] Fannie Mae Pool	2.887%	12/1/40	108	114
[4,5,7]Fannie Mae Pool	2.912%	3/1/42	362	386
[4,5] Fannie Mae Pool	2.941%	9/1/43	701	732
[4,5,7]Fannie Mae Pool	3.020%	2/1/42	1,054	1,122
[4,5,7]Fannie Mae Pool	3.047%	2/1/42	241	256
[4,5] Fannie Mae Pool	3.052%	2/1/41	193	204
[4,5] Fannie Mae Pool	3.149%	2/1/41	81	85
[4,5,7]Fannie Mae Pool	3.190%	5/1/41	182	192
[4,5] Fannie Mae Pool	3.353%	8/1/42	390	404
[4,5] Fannie Mae Pool	3.564%	4/1/41	188	196
[4,5] Fannie Mae Pool	3.569%	7/1/41	402	428
[4,5] Fannie Mae Pool	3.580%	8/1/39	54	59
[4,5] Fannie Mae Pool	3.582%	6/1/41	65	70
[4,5] Fannie Mae Pool	3.756%	6/1/41	266	285
[4,5] Fannie Mae Pool	3.833%	9/1/40	240	254
[4,5,7]Fannie Mae Pool	3.925%	8/1/39	192	199
[4,5,7]Fannie Mae Pool	4.065%	11/1/39	89	94
[4,5,7]Fannie Mae Pool	4.285%	12/1/39	137	142
[4,5] Fannie Mae Pool	4.855%	3/1/38	30	31
[4,5] Fannie Mae Pool	5.520%	4/1/37	131	138
[4,5] Fannie Mae Pool	5.758%	12/1/37	122	132
[4,5,7]Fannie Mae Pool	6.076%	10/1/37	137	143
[4,5,7]Freddie Mac Non Gold Pool	1.735%	10/1/37	5	5
[4,5,7]Freddie Mac Non Gold Pool	2.265%	1/1/37	159	168
[4,5] Freddie Mac Non Gold Pool	2.334%	5/1/42	94	96
[4,5,7]Freddie Mac Non Gold Pool	2.375%	5/1/38	10	11
[4,5,7]Freddie Mac Non Gold Pool	2.479%	7/1/35	87	92
[4,5,7]Freddie Mac Non Gold Pool	2.492%	10/1/37	54	57
[4,5,7]Freddie Mac Non Gold Pool	2.500%	5/1/36–1/1/38	90	95
[4,5,7]Freddie Mac Non Gold Pool	2.505%	5/1/40	45	47
[4,5,7]Freddie Mac Non Gold Pool	2.515%	12/1/36	60	64
[4,5] Freddie Mac Non Gold Pool	2.560%	11/1/43	587	606
[4,5] Freddie Mac Non Gold Pool	2.571%	2/1/42	158	165
[4,5,7]Freddie Mac Non Gold Pool	2.573%	5/1/40	42	43
[4,5,7]Freddie Mac Non Gold Pool	2.587%	12/1/34	70	73
[4,5,7]Freddie Mac Non Gold Pool	2.602%	1/1/35	17	18
[4,5,7]Freddie Mac Non Gold Pool	2.612%	12/1/36	54	56
[4,5,7]Freddie Mac Non Gold Pool	2.619%	12/1/40	227	236
[4,5,7]Freddie Mac Non Gold Pool	2.621%	11/1/34	65	68
[4,5,7]Freddie Mac Non Gold Pool	2.630%	6/1/40	75	78
[4,5,7]Freddie Mac Non Gold Pool	2.631%	6/1/40	53	55
[4,5,7]Freddie Mac Non Gold Pool	2.634%	12/1/35	93	98
[4,5,7]Freddie Mac Non Gold Pool	2.642%	3/1/37	18	19
[4,5,7]Freddie Mac Non Gold Pool	2.653%	2/1/37	35	37
[4,5] Freddie Mac Non Gold Pool	2.753%	2/1/42	279	292
[4,5,7]Freddie Mac Non Gold Pool	2.755%	11/1/40–12/1/40	127	132
[4,5,7]Freddie Mac Non Gold Pool	2.762%	11/1/40	101	105
[4,5] Freddie Mac Non Gold Pool	2.774%	1/1/41	181	190
[4,5] Freddie Mac Non Gold Pool	2.906%	12/1/41	325	341
[4,5,7]Freddie Mac Non Gold Pool	2.928%	3/1/41	55	59
[4,5,7]Freddie Mac Non Gold Pool	2.966%	10/1/36	63	69
[4,5,7]Freddie Mac Non Gold Pool	2.976%	2/1/36	58	59
[4,5,7]Freddie Mac Non Gold Pool	3.025%	2/1/41	58	61
[4,5,7]Freddie Mac Non Gold Pool	3.035%	2/1/41	195	208
[4,5] Freddie Mac Non Gold Pool	3.065%	1/1/41	57	61
[4,5] Freddie Mac Non Gold Pool	3.114%	6/1/41	96	99
[4,5] Freddie Mac Non Gold Pool	3.444%	3/1/42	368	390

[4,5]	Freddie Mac Non Gold Pool	3.577%	6/1/40	109	115
[4,5]	Freddie Mac Non Gold Pool	3.672%	9/1/40	312	331
[4,5]	Freddie Mac Non Gold Pool	5.253%	3/1/38	125	133
[4,5]	Freddie Mac Non Gold Pool	5.631%	9/1/37	237	243
[4,5]	Freddie Mac Non Gold Pool	5.861%	5/1/37	227	233
[5,7]	Ginnie Mae II Pool	1.750%	4/20/41	71	74
[5,7]	Ginnie Mae II Pool	2.000%	10/20/38–6/20/43	2,365	2,473
[5,7]	Ginnie Mae II Pool	2.250%	5/20/41	78	82
[5,7]	Ginnie Mae II Pool	2.500%	1/20/41–1/20/42	2,074	2,111
[5,6,7]Ginnie Mae II Pool		3.000%	7/20/38–11/20/41	1,247	1,315
[5,6,7]Ginnie Mae II Pool		3.500%	1/20/41–12/20/43	1,760	1,856
[5,6]	Ginnie Mae II Pool	4.000%	4/20/41–10/20/41	603	638
					34,873
Total U.S. Government and Agency Obligations (Cost $6,663,998)					6,851,932
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
5	AEP Texas Central Transition Funding II LLC
	2006-A	5.170%	1/1/18	140	145
5	Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	51	51
5	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	100	100
5	Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	247	247
5	Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	150	150
5	Ally Auto Receivables Trust 2014-3	1.280%	6/17/19	350	350
5	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	150	151
5	Ally Auto Receivables Trust 2014-SN1	0.750%	2/21/17	112	112
5	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	175	175
5	Ally Auto Receivables Trust 2014-SN2	1.030%	9/20/17	300	300
5	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	200	200
5	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	125	125
5	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	125	126
5	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	325	326
5	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	175	176
5	Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	425	424
5	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	550	550
5	American Express Credit Account Secured
	Note Trust 2014-3	1.490%	4/15/20	625	627
5	American Express Credit Account Secured
	Note Trust 2014-4	1.430%	6/15/20	325	327
5	AmeriCredit Automobile Receivables Trust
	2013-3	0.920%	4/9/18	31	31
5	AmeriCredit Automobile Receivables Trust
	2013-4	0.960%	4/9/18	16	16
5	AmeriCredit Automobile Receivables Trust
	2014-1	0.900%	2/8/19	47	47
5	AmeriCredit Automobile Receivables Trust 2014-1	1.680%	7/8/19	50	50
5	AmeriCredit Automobile Receivables Trust 2014-2	0.940%	2/8/19	144	144
5	AmeriCredit Automobile Receivables Trust 2014-3	1.150%	6/10/19	225	225
5	AmeriCredit Automobile Receivables Trust 2015-2	1.270%	1/8/20	275	274
5	Banc of America Commercial Mortgage Trust
	2006-2	5.968%	5/10/45	160	160
5	Banc of America Commercial Mortgage Trust
	2006-5	5.448%	9/10/47	200	203
5	Banc of America Commercial Mortgage Trust
	2008-1	6.219%	2/10/51	1,068	1,123
5	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.429%	9/15/48	175	185

5 Banc of America Commercial Mortgage Trust
2015-UBS7	3.705%	9/15/48	300	321
Bank of Nova Scotia	2.125%	9/11/19	900	913
Bank of Nova Scotia	1.850%	4/14/20	1,800	1,806
5 Barclays Dryrock Issuance Trust 2015-2	1.560%	3/15/21	300	301
5 Bear Stearns Commercial Mortgage Securities
Trust 2006-PWR13	5.582%	9/11/41	160	162
5 Bear Stearns Commercial Mortgage Securities
Trust 2007-PWR18	5.700%	6/11/50	1,050	1,082
5 Bear Stearns Commercial Mortgage Securities
Trust 2007-TOP26	5.471%	1/12/45	305	311
5 Bear Stearns Commercial Mortgage Securities
Trust 2007-TOP26	5.513%	1/12/45	335	344
5 Bear Stearns Commercial Mortgage Securities
Trust 2007-TOP28	5.742%	9/11/42	1,868	1,939
5 BMW Vehicle Owner Trust 2014-A	0.970%	11/26/18	375	375
5 BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	250	251
5 BMW Vehicle Owner Trust 2015-1	1.240%	12/20/17	400	400
5 BMW Vehicle Owner Trust 2015-2	1.400%	9/20/18	400	400
5 BMW Vehicle Owner Trust 2015-2	1.550%	2/20/19	125	125
5 Capital Auto Receivables Asset Trust 2013-4	1.090%	3/20/18	301	301
5 Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	125	125
5 Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	95	95
5 Capital Auto Receivables Asset Trust 2014-2	0.910%	4/20/17	15	15
5 Capital Auto Receivables Asset Trust 2014-2	1.260%	5/21/18	100	100
5 Capital Auto Receivables Asset Trust 2014-2	1.620%	10/22/18	75	75
5 Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	100	100
5 Capital Auto Receivables Asset Trust 2015-1	1.610%	6/20/19	800	799
5 Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	150	150
5 Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	425	425
5 Capital Auto Receivables Asset Trust 2015-3	1.970%	1/21/20	225	225
5 Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	225	226
5 Capital Auto Receivables Asset Trust 2015-4	1.830%	3/20/20	325	325
5 Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	200	200
5 Capital One Multi-asset Execution Trust 2007-A7	5.750%	7/15/20	550	585
5 Capital One Multi-Asset Execution Trust 2014-
A2	1.260%	1/15/20	150	150
5 Capital One Multi-Asset Execution Trust 2014-
A5	1.480%	7/15/20	525	527
5 Capital One Multi-Asset Execution Trust 2015-
A2	2.080%	3/15/23	875	889
5 Capital One Multi-asset Execution Trust 2015-A5	1.600%	5/17/21	400	403
5 Capital One Multi-asset Execution Trust 2015-A8	2.050%	8/15/23	600	607
5 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	144	144
5 CarMax Auto Owner Trust 2013-2	0.640%	1/16/18	59	59
5 Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	97	97
5 Carmax Auto Owner Trust 2013-4	0.800%	7/16/18	65	65
5 Carmax Auto Owner Trust 2013-4	1.280%	5/15/19	50	50
5 Carmax Auto Owner Trust 2014-1	1.320%	7/15/19	120	120
5 Carmax Auto Owner Trust 2014-3	1.160%	6/17/19	250	250
5 Carmax Auto Owner Trust 2014-3	1.730%	2/18/20	125	125
5 Carmax Auto Owner Trust 2015-2	1.370%	3/16/20	250	250
5 Carmax Auto Owner Trust 2015-2	1.800%	3/15/21	100	101
5 Carmax Auto Owner Trust 2015-3	1.980%	2/16/21	100	101
5 Carmax Auto Owner Trust 2015-4	1.830%	6/15/21	150	151
5 CD 2006-CD3 Mortgage Trust	5.617%	10/15/48	1,162	1,161
5 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	1,303	1,350

5 CenterPoint Energy Transition Bond Co. II LLC
2005-A	5.170%	8/1/19	53	54
5 CenterPoint Energy Transition Bond Co. II LLC
2005-A	5.302%	8/1/20	81	89
5 CenterPoint Energy Transition Bond Co. IV LLC
2012-1	3.028%	10/15/25	800	851
5 CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	425	458
5 Chase Issuance Trust 2012-A4	1.580%	8/16/21	600	601
5 Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,320
5 Chase Issuance Trust 2013-A1	1.300%	2/18/20	1,050	1,053
5 Chase Issuance Trust 2013-A8	1.010%	10/15/18	775	775
5 Chase Issuance Trust 2014-A1	1.150%	1/15/19	2,450	2,446
5 Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	937
5 Chase Issuance Trust 2014-A6	1.260%	7/15/19	1,075	1,075
5 Chase Issuance Trust 2014-A7	1.380%	11/15/19	800	803
5 Chase Issuance Trust 2015-A2	1.590%	2/18/20	1,830	1,844
5 Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	605
5 Chase Issuance Trust 2015-A5	1.360%	4/15/20	1,225	1,229
5 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	550	585
5 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	1,048	1,125
5 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	2,350	2,455
5 Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	875	873
5 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	750	777
5 Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	2,100	2,143
5 Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	1,250	1,261
5 Citigroup Commercial Mortgage Trust 2006-C5	5.431%	10/15/49	570	575
5 Citigroup Commercial Mortgage Trust 2006-C5	5.462%	10/15/49	230	234
5 Citigroup Commercial Mortgage Trust 2007-C6	5.705%	12/10/49	1,141	1,167
5 Citigroup Commercial Mortgage Trust 2008-C7	6.137%	12/10/49	1,142	1,186
5 Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	600	623
5 Citigroup Commercial Mortgage Trust 2013-
GC11	3.093%	4/10/46	100	104
5 Citigroup Commercial Mortgage Trust 2013-
GC11	3.422%	4/10/46	100	103
5 Citigroup Commercial Mortgage Trust 2013-
GC15	3.161%	9/10/46	225	232
5 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	225	252
5 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	350	389
5 Citigroup Commercial Mortgage Trust 2013-
GC17	3.675%	11/10/46	75	80
5 Citigroup Commercial Mortgage Trust 2013-
GC17	4.131%	11/10/46	275	304
5 Citigroup Commercial Mortgage Trust 2013-
GC17	4.544%	11/10/46	100	110
5 Citigroup Commercial Mortgage Trust 2013-
GC17	5.095%	11/10/46	100	112
5 Citigroup Commercial Mortgage Trust 2014-
GC19	2.790%	3/10/47	129	132
5 Citigroup Commercial Mortgage Trust 2014-
GC19	3.552%	3/10/47	75	79
5 Citigroup Commercial Mortgage Trust 2014-
GC19	4.023%	3/10/47	125	137
5 Citigroup Commercial Mortgage Trust 2014-
GC19	4.345%	3/10/47	125	134

5	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	200	217
5	Citigroup Commercial Mortgage Trust 2014-
	GC21	4.328%	5/10/47	150	161
5	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	300	319
5	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	650	687
5	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	800	815
5	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.571%	2/10/48	325	334
5	Citigroup Commercial Mortgage Trust 2015-
	GC29	2.674%	4/10/48	150	154
5	Citigroup Commercial Mortgage Trust 2015-
	GC29	3.192%	4/10/48	650	666
5	Citigroup Commercial Mortgage Trust 2015-
	GC29	3.758%	4/10/48	318	322
5	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	350	375
5	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	425	455
5	Citigroup Commercial Mortgage Trust 2016-C32	3.616%	2/10/49	800	845
5	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	1,143	1,166
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	151
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	201
[5,8] COMM 2012-CCRE3 Mortgage Trust		3.416%	10/15/45	227	237
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	361
5	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	200	206
5	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	200	212
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	260	285
5	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	330	367
5	COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	200	226
5	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	125	128
5	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	125	132
5	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	189
5	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	137
5	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	82
5	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	53
5	COMM 2013-CCRE13 Mortgage Trust	3.039%	12/10/18	75	77
5	COMM 2013-CCRE13 Mortgage Trust	3.706%	10/10/23	50	54
5	COMM 2013-CCRE13 Mortgage Trust	4.449%	12/10/23	150	166
5	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	190
5	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	150	157
5	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	239
5	COMM 2013-CCRE9 Mortgage Trust	4.231%	7/10/45	365	408
5	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	160	178
5	COMM 2013-CR13 Mortgage Trust	4.194%	11/10/23	450	501
5	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	230	237
5	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	257
5	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	286
5	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	159
5	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	350	360
5	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	360
5	COMM 2014-CCRE14 Mortgage Trust	4.606%	2/10/47	175	182
5	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	327	336

5 COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	113	119
5 COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	230
5 COMM 2014-CCRE15 Mortgage Trust	4.714%	2/10/47	105	117
5 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	704
5 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	161
5 COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	320	333
5 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	625	664
5 COMM 2014-CR14 Mortgage Trust	4.236%	2/10/47	275	306
5 COMM 2014-CR17 Mortgage Trust	3.012%	5/10/47	225	232
5 COMM 2014-CR17 Mortgage Trust	3.598%	5/10/47	100	105
5 COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	175	192
5 COMM 2014-CR17 Mortgage Trust	4.377%	5/10/47	100	106
5 COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	175	184
5 COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	125	136
5 COMM 2014-CR18 Mortgage Trust	4.103%	7/15/47	150	162
5 COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	125	129
5 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	355
5 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	425	443
5 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	191
5 COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	75	77
5 COMM 2014-LC19 Mortgage Trust	3.183%	2/10/48	425	440
5 COMM 2014-LC19 Mortgage Trust	3.527%	2/10/48	200	208
5 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	90	92
5 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	78	82
5 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	218
5 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	61
5 COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	39
5 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	125	129
5 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	377
5 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	240
5 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	173
5 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	540
5 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	425	441
5 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	425	444
5 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	853
5 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	241
5 COMM 2015-CR22 Mortgage Trust	2.856%	3/10/48	200	206
5 COMM 2015-CR22 Mortgage Trust	3.309%	3/10/48	575	598
5 COMM 2015-CR22 Mortgage Trust	3.603%	3/10/48	200	207
5 COMM 2015-CR23 Mortgage Trust	3.257%	5/10/48	250	261
5 COMM 2015-CR23 Mortgage Trust	3.497%	5/10/48	375	396
5 COMM 2015-CR23 Mortgage Trust	3.801%	5/10/48	175	182
5 COMM 2015-CR25 Mortgage Trust	3.759%	8/10/48	425	457
5 COMM 2015-CR26 Mortgage Trust	3.630%	10/10/48	850	905
5 COMM 2015-CR27 Mortgage Trust	3.404%	10/10/48	400	422
5 COMM 2015-CR27 Mortgage Trust	3.612%	10/10/48	400	425
5 COMM 2016-CR28 Mortgage Trust	3.762%	2/10/49	600	643
5 COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	500	522
5 Commercial Mortgage Trust 2006-GG7	5.892%	7/10/38	44	44
5 Credit Suisse Commercial Mortgage Trust
Series 2006-C4	5.509%	9/15/39	175	177
5 Credit Suisse Commercial Mortgage Trust
Series 2006-C5	5.311%	12/15/39	401	405
5 Credit Suisse Commercial Mortgage Trust
Series 2007-C1	5.383%	2/15/40	547	554
5 CSAIL Commercial Mortgage Trust 2015-C1	3.505%	4/15/50	400	422
5 CSAIL Commercial Mortgage Trust 2015-C1	3.791%	4/15/50	200	211

5	CSAIL Commercial Mortgage Trust 2015-C1	4.044%	4/15/50	175	179
5	CSAIL Commercial Mortgage Trust 2015-C2	1.454%	6/15/57	296	295
5	CSAIL Commercial Mortgage Trust 2015-C2	3.504%	6/15/57	550	579
5	CSAIL Commercial Mortgage Trust 2015-C2	3.849%	6/15/57	225	236
5	CSAIL Commercial Mortgage Trust 2015-C3	3.448%	8/15/48	327	346
5	CSAIL Commercial Mortgage Trust 2015-C3	3.718%	8/15/48	425	454
5	CSAIL Commercial Mortgage Trust 2015-C3	4.111%	8/15/48	200	196
5	CSAIL Commercial Mortgage Trust 2015-C4	3.617%	11/15/48	200	213
5	CSAIL Commercial Mortgage Trust 2015-C4	3.808%	11/15/48	325	349
5	DBJPM 16-C1	3.276%	5/10/49	300	309
5	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	860	914
5	Discover Card Execution Note Trust 2014-A3	1.220%	10/15/19	1,350	1,346
5	Discover Card Execution Note Trust 2014-A5	1.390%	4/15/20	1,175	1,180
5	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	1,050	1,057
5	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	825	828
5	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	825	836
5	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	1,200	1,207
[4,5] Fannie Mae-Aces 2010-M1		4.450%	9/25/19	156	169
[4,5] Fannie Mae-Aces 2011-M2		3.764%	4/25/21	600	659
[4,5] Fannie Mae-Aces 2011-M4		3.726%	6/25/21	1,025	1,121
[4,5] Fannie Mae-Aces 2012-M9		1.553%	4/25/22	106	106
[4,5] Fannie Mae-Aces 2013-M12		2.395%	3/25/23	1,062	1,074
[4,5] Fannie Mae-Aces 2013-M4		2.608%	3/25/22	75	78
[4,5] Fannie Mae-Aces 2013-M7		2.280%	12/27/22	450	456
[4,5] Fannie Mae-Aces 2014-M1		2.323%	11/25/18	1,587	1,626
[4,5] Fannie Mae-Aces 2014-M1		3.305%	7/25/23	1,675	1,799
[4,5] Fannie Mae-Aces 2014-M10		2.171%	9/25/19	825	847
[4,5] Fannie Mae-Aces 2014-M12		2.614%	10/25/21	1,250	1,302
[4,5] Fannie Mae-Aces 2014-M13		1.637%	11/25/17	169	170
[4,5] Fannie Mae-Aces 2014-M13		2.566%	8/25/24	167	175
[4,5] Fannie Mae-Aces 2014-M13		3.021%	8/25/24	475	497
[4,5] Fannie Mae-Aces 2014-M15		2.509%	7/25/22	500	513
[4,5] Fannie Mae-Aces 2014-M2		1.916%	6/25/21	286	289
[4,5] Fannie Mae-Aces 2014-M3		2.613%	1/25/24	467	489
[4,5] Fannie Mae-Aces 2014-M3		3.475%	1/25/24	600	653
[4,5] Fannie Mae-Aces 2014-M4		3.346%	3/25/24	625	675
[4,5] Fannie Mae-Aces 2014-M6		2.679%	5/25/21	1,175	1,223
[4,5] Fannie Mae-Aces 2014-M7		3.248%	6/25/24	1,280	1,400
[4,5] Fannie Mae-Aces 2014-M8		2.346%	6/25/24	199	206
[4,5] Fannie Mae-Aces 2014-M8		3.056%	6/25/24	650	681
[4,5] Fannie Mae-Aces 2014-M9		1.462%	4/25/17	822	824
[4,5] Fannie Mae-Aces 2014-M9		3.103%	7/25/24	775	817
[4,5] Fannie Mae-Aces 2015-M1		1.626%	2/25/18	325	328
[4,5] Fannie Mae-Aces 2015-M1		2.532%	9/25/24	1,075	1,097
[4,5] Fannie Mae-Aces 2015-M10		3.092%	4/25/27	350	365
[4,5] Fannie Mae-Aces 2015-M12		2.792%	5/25/25	850	869
[4,5] Fannie Mae-Aces 2015-M15		2.923%	10/25/25	1,025	1,056
[4,5] Fannie Mae-Aces 2015-M2		2.620%	12/25/24	777	780
[4,5] Fannie Mae-Aces 2015-M3		2.723%	10/25/24	400	410
[4,5] Fannie Mae-Aces 2015-M7		1.550%	4/25/18	225	227
[4,5] Fannie Mae-Aces 2015-M7		2.590%	12/25/24	750	764
[4,5] Fannie Mae-Aces 2015-M8		2.344%	1/25/25	406	420
[4,5] Fannie Mae-Aces 2015-M8		2.900%	1/25/25	425	440
4	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	725	726
[4,5] Fannie Mae-Aces 2016-M3		2.702%	2/25/26	400	408
[4,5] FHLMC Multifamily Structured Pass Through
	Certificates K005	3.484%	4/25/19	792	810

[4,5] FHLMC Multifamily Structured Pass Through
Certificates K006	3.398%	7/25/19	568	585
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K007	3.342%	12/25/19	433	443
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K009	2.757%	5/25/20	702	717
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K010	2.412%	8/25/18	250	255
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K010	3.320%	7/25/20	756	778
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K011	4.084%	11/25/20	975	1,075
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K014	3.871%	4/25/21	524	577
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K017	2.873%	12/25/21	1,450	1,523
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K019	2.272%	3/25/22	585	596
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K021	2.396%	6/25/22	915	937
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K021	3.490%	1/25/24	50	54
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K026	2.510%	11/25/22	1,275	1,310
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K027	2.637%	1/25/23	1,275	1,318
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K029	3.320%	2/25/23	1,250	1,353
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K030	2.779%	9/25/22	1,073	1,120
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K031	3.300%	4/25/23	1,260	1,354
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K032	3.016%	2/25/23	1,101	1,160
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K033	2.871%	2/25/23	1,141	1,200
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K034	3.531%	7/25/23	1,208	1,314
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K036	3.527%	10/25/23	1,375	1,505
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K038	2.604%	10/25/23	384	401
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K038	3.389%	3/25/24	1,475	1,598
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K039	2.683%	12/25/23	274	286
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K039	3.303%	7/25/24	850	915
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K040	2.768%	4/25/24	382	401
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K040	3.241%	9/25/24	1,025	1,090
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K041	3.171%	10/25/24	1,000	1,064
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K042	2.267%	6/25/24	192	200

[4,5] FHLMC Multifamily Structured Pass Through
Certificates K042	2.670%	12/25/24	700	714
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K043	2.532%	10/25/23	194	201
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K043	2.493%	11/25/24	414	435
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K043	3.062%	12/25/24	600	635
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K043	3.023%	1/25/25	675	711
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K046	3.205%	3/25/25	650	693
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K047	2.827%	12/25/24	222	234
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K047	3.329%	5/25/25	525	567
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K048	3.284%	6/25/25	825	886
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K049	3.010%	7/25/25	450	474
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K050	3.334%	8/25/25	750	809
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K052	3.151%	11/25/25	450	478
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K053	2.995%	12/25/25	275	289
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K503	1.384%	1/25/19	562	563
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K503	2.456%	8/25/19	1,250	1,286
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K504	2.566%	9/25/20	400	414
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K702	3.154%	2/25/18	1,771	1,824
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K706	2.323%	10/25/18	375	382
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K707	2.220%	12/25/18	575	585
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K708	1.670%	10/25/18	28	28
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K710	1.883%	5/25/19	100	101
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K711	1.321%	12/25/18	744	745
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K711	1.730%	7/25/19	1,675	1,681
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K712	1.869%	11/25/19	800	806
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K713	2.313%	3/25/20	2,000	2,044
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K714	3.034%	10/25/20	1,450	1,525
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K716	3.130%	6/25/21	1,400	1,486
[4,5] FHLMC Multifamily Structured Pass Through
Certificates K716	2.413%	8/25/47	260	267

[4,5] FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	800	844
[4,5] FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	822	849
[4,5] FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	800	837
[4,5] FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	475	497
[4,5] FHLMC Multifamily Structures Pass Through
	Certificates K715	2.716%	6/25/22	525	547
5	Fifth Third Auto 2014-1	0.680%	4/16/18	126	126
5	Fifth Third Auto 2014-1	1.420%	3/16/20	425	426
5	Fifth Third Auto 2014-1	1.140%	10/15/20	175	175
5	Fifth Third Auto 2014-2	0.890%	11/15/18	159	158
5	Fifth Third Auto 2014-2	1.380%	12/15/20	100	100
5	Ford Credit Auto Lease Trust 2014-A	0.680%	4/15/17	22	22
5	Ford Credit Auto Lease Trust 2014-A	0.900%	6/15/17	75	75
5	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	125	125
5	Ford Credit Auto Lease Trust 2014-B	0.890%	9/15/17	208	208
5	Ford Credit Auto Lease Trust 2015-A	1.130%	6/15/18	325	325
5	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	75	75
5	Ford Credit Auto Lease Trust 2015-B	1.380%	12/15/18	300	300
5	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	200	200
5	Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	3	3
5	Ford Credit Auto Owner Trust 2013-B	0.570%	10/15/17	31	31
5	Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	170	170
5	Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	55	55
5	Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	83	83
5	Ford Credit Auto Owner Trust 2013-D	0.670%	4/15/18	205	204
5	Ford Credit Auto Owner Trust 2013-D	1.110%	2/15/19	100	100
5	Ford Credit Auto Owner Trust 2014-A	0.790%	5/15/18	255	255
5	Ford Credit Auto Owner Trust 2014-A	1.290%	4/15/19	100	100
5	Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	309	309
5	Ford Credit Auto Owner Trust 2014-B	1.420%	8/15/19	75	75
5	Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	200	200
5	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	50	50
5	Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	275	275
5	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	100	100
5	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	200	200
5	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	100	101
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-5	1.500%	9/15/18	350	351
5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.200%	2/15/19	450	450
5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	850	847
5	Ford Credit Floorplan Master Owner Trust A
	Series 2016-1	1.760%	2/15/21	800	801
5	GE Capital Credit Card Master Note Trust Series
	2012-7	1.760%	9/15/22	409	411
5	GM Financial Leasing Trust 2015-2	1.680%	12/20/18	400	400
5	GM Financial Leasing Trust 2015-2	1.850%	7/22/19	200	200
5	GM Financial Leasing Trust 2015-3	1.690%	3/20/19	200	200
5	GM Financial Leasing Trust 2015-3	1.810%	11/20/19	200	200
5	GM Financial Leasing Trust 2016-1	1.790%	3/20/20	425	424
5	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	156
5	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	750	799

5 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	440	465
5 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	325	332
5 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	246	253
5 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	94
5 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	286
5 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	122
5 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	191	196
5 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	135	144
5 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	751
5 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	210	216
5 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	100	107
5 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	139
5 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	825	903
5 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	300
5 GS Mortgage Securities Trust 2014-GC18	3.467%	6/10/47	175	186
5 GS Mortgage Securities Trust 2014-GC18	3.862%	6/10/47	150	162
5 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	515
5 GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	125	134
5 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	125	130
5 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	250	263
5 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	856
5 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	131
5 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	131
5 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	519
5 GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	300	308
5 GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	450	468
5 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	425	450
5 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	175	187
5 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	400	418
5 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	400	419
5 Honda Auto Receivables 2013-1 Owner Trust	0.620%	3/21/19	227	227
5 Honda Auto Receivables 2013-2 Owner Trust	0.530%	2/16/17	7	7
5 Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	111	111
5 Honda Auto Receivables 2013-4 Owner Trust	0.690%	9/18/17	58	58
5 Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	150	150
5 Honda Auto Receivables 2014-1 Owner Trust	0.670%	11/21/17	186	186
5 Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	135	135
5 Honda Auto Receivables 2014-2 Owner Trust	0.770%	3/19/18	156	155
5 Honda Auto Receivables 2014-2 Owner Trust	1.180%	5/18/20	100	100
5 Honda Auto Receivables 2014-3 Owner Trust	0.880%	6/15/18	366	366
5 Honda Auto Receivables 2015-1 Owner Trust	1.050%	10/15/18	350	350
5 Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	100	100
5 Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	400	400
5 Huntington Auto Trust 2015-1	1.240%	9/16/19	425	425
5 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	113	113
5 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	279	278
5 Hyundai Auto Receivables Trust 2013-B	0.710%	9/15/17	32	32
5 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	175	175
5 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	320	321
5 Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	129	129
5 Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	279	279
5 Hyundai Auto Receivables Trust 2014-B	1.460%	11/15/19	90	90
5 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	125	125
5 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	150	150
5 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	100	101
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC11	5.412%	8/12/37	19	19

5 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.935%	4/17/45	180	180
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.440%	5/15/45	225	227
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	1,339	1,382
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP12	5.882%	2/15/51	1,675	1,714
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	550	589
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	1,735	1,793
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	433	462
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.142%	12/15/47	146	153
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	109	114
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	150	160
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	200	218
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	300	333
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	150	166
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.926%	12/15/46	150	169
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	673	695
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	175	181
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	75	81
5 JPMBB Commercial Mortgage Securities Trust
2013-C12	3.664%	7/15/45	122	131
5 JPMBB Commercial Mortgage Securities Trust
2013-C12	4.025%	7/15/45	81	87
5 JPMBB Commercial Mortgage Securities Trust
2013-C14	3.761%	8/15/46	240	257
5 JPMBB Commercial Mortgage Securities Trust
2013-C14	4.133%	8/15/46	790	874
5 JPMBB Commercial Mortgage Securities Trust
2013-C14	4.409%	8/15/46	220	242
5 JPMBB Commercial Mortgage Securities Trust
2013-C15	2.977%	11/15/45	527	542
5 JPMBB Commercial Mortgage Securities Trust
2013-C15	3.659%	11/15/45	65	69
5 JPMBB Commercial Mortgage Securities Trust
2013-C15	4.131%	11/15/45	435	482
5 JPMBB Commercial Mortgage Securities Trust
2013-C15	4.420%	11/15/45	275	303
5 JPMBB Commercial Mortgage Securities Trust
2013-C17	3.003%	1/15/47	250	258
5 JPMBB Commercial Mortgage Securities Trust
2013-C17	3.705%	1/15/47	188	201

5 JPMBB Commercial Mortgage Securities Trust
2013-C17	4.199%	1/15/47	625	694
5 JPMBB Commercial Mortgage Securities Trust
2013-C17	4.458%	1/15/47	125	138
5 JPMBB Commercial Mortgage Securities Trust
2013-C17	4.887%	1/15/47	188	209
5 JPMBB Commercial Mortgage Securities Trust
2014-C18	4.079%	2/15/47	474	522
5 JPMBB Commercial Mortgage Securities Trust
2014-C18	4.439%	2/15/47	93	102
5 JPMBB Commercial Mortgage Securities Trust
2014-C18	4.811%	2/15/47	113	124
5 JPMBB Commercial Mortgage Securities Trust
2014-C19	3.046%	4/15/47	175	181
5 JPMBB Commercial Mortgage Securities Trust
2014-C19	3.669%	4/15/47	225	237
5 JPMBB Commercial Mortgage Securities Trust
2014-C19	3.996%	4/15/47	225	246
5 JPMBB Commercial Mortgage Securities Trust
2014-C19	4.243%	4/15/47	175	189
5 JPMBB Commercial Mortgage Securities Trust
2014-C19	4.110%	9/15/47	175	187
5 JPMBB Commercial Mortgage Securities Trust
2014-C21	3.428%	8/15/47	109	115
5 JPMBB Commercial Mortgage Securities Trust
2014-C21	3.775%	8/15/47	100	108
5 JPMBB Commercial Mortgage Securities Trust
2014-C21	3.996%	8/15/47	75	80
5 JPMBB Commercial Mortgage Securities Trust
2014-C22	3.801%	9/15/47	650	701
5 JPMBB Commercial Mortgage Securities Trust
2014-C23	3.934%	9/15/47	319	348
5 JPMBB Commercial Mortgage Securities Trust
2014-C23	4.202%	9/15/47	188	203
5 JPMBB Commercial Mortgage Securities Trust
2014-C24	2.940%	11/15/47	200	207
5 JPMBB Commercial Mortgage Securities Trust
2014-C24	3.638%	11/15/47	150	160
5 JPMBB Commercial Mortgage Securities Trust
2014-C24	3.914%	11/15/47	300	318
5 JPMBB Commercial Mortgage Securities Trust
2014-C25	3.672%	11/15/47	750	804
5 JPMBB Commercial Mortgage Securities Trust
2014-C25	4.065%	11/15/47	200	215
5 JPMBB Commercial Mortgage Securities Trust
2014-C26	3.018%	1/15/48	400	416
5 JPMBB Commercial Mortgage Securities Trust
2014-C26	3.494%	1/15/48	600	635
5 JPMBB Commercial Mortgage Securities Trust
2014-C26	3.800%	1/15/48	200	209
5 JPMBB Commercial Mortgage Securities Trust
2014-C26	3.951%	1/15/48	200	209
5 JPMBB Commercial Mortgage Securities Trust
2015-C27	2.734%	2/15/48	325	335
5 JPMBB Commercial Mortgage Securities Trust
2015-C27	3.017%	2/15/48	409	423

5 JPMBB Commercial Mortgage Securities Trust
2015-C27	3.179%	2/15/48	218	224
5 JPMBB Commercial Mortgage Securities Trust
2015-C28	2.773%	10/15/48	400	412
5 JPMBB Commercial Mortgage Securities Trust
2015-C28	3.227%	10/15/48	500	515
5 JPMBB Commercial Mortgage Securities Trust
2015-C28	3.532%	10/15/48	100	101
5 JPMBB Commercial Mortgage Securities Trust
2015-C29	2.921%	5/15/48	400	416
5 JPMBB Commercial Mortgage Securities Trust
2015-C29	3.304%	5/15/48	215	226
5 JPMBB Commercial Mortgage Securities Trust
2015-C29	3.611%	5/15/48	350	371
5 JPMBB Commercial Mortgage Securities Trust
2015-C30	3.559%	7/15/48	425	452
5 JPMBB Commercial Mortgage Securities Trust
2015-C30	3.822%	7/15/48	425	457
5 JPMBB Commercial Mortgage Securities Trust
2015-C30	4.226%	7/15/48	200	215
5 JPMBB Commercial Mortgage Securities Trust
2015-C31	3.540%	8/15/48	203	216
5 JPMBB Commercial Mortgage Securities Trust
2015-C31	3.801%	8/15/48	218	234
5 JPMBB Commercial Mortgage Securities Trust
2015-C32	3.358%	11/15/48	425	448
5 JPMBB Commercial Mortgage Securities Trust
2015-C32	3.598%	11/15/48	425	449
5 JPMBB Commercial Mortgage Securities Trust
2015-C33	3.770%	12/15/48	300	322
5 JPMBB Commercial Mortgage Securities Trust
2016-C1	3.316%	3/15/49	325	341
5 JPMCC Commercial Mortgage Securities Trust
2015-JP1	3.914%	1/15/49	325	352
5 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	935	937
5 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	250	252
5 LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	300	303
5 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	180	183
5 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	2,051	2,067
5 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	1,140	1,159
5 LB-UBS Commercial Mortgage Trust 2008-C1	6.084%	4/15/41	1,080	1,141
5 Mercedes-Benz Auto Lease Trust 2015-A	1.210%	10/15/20	625	625
5 Mercedes-Benz Auto Lease Trust 2015-B	1.340%	7/16/18	200	200
5 Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	125	125
5 Mercedes-Benz Auto Receivables Trust 2013-1	0.780%	8/15/17	14	14
5 Mercedes-Benz Auto Receivables Trust 2013-1	1.130%	11/15/19	83	83
5 Mercedes-Benz Auto Receivables Trust 2014-1	0.870%	10/15/18	181	180
5 Mercedes-Benz Auto Receivables Trust 2014-1	1.310%	11/16/20	75	75
5 Mercedes-Benz Auto Receivables Trust 2015-1	1.340%	12/16/19	250	250
5 Mercedes-Benz Auto Receivables Trust 2015-1	1.750%	12/15/21	75	76
5 Merrill Lynch Mortgage Trust 2006-C1	5.761%	5/12/39	100	100
5 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	245	246
5 Merrill Lynch Mortgage Trust 2007-C1	5.837%	6/12/50	1,895	1,929
5 ML-CFC Commercial Mortgage Trust 2006-2	5.947%	6/12/46	71	71
5 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	160	161
5 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	275	280
5 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	1,441	1,460

5 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	175	183
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C10	4.081%	7/15/46	2,000	2,202
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.214%	8/15/46	240	266
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.414%	8/15/46	120	131
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	3.001%	10/15/46	320	329
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	445	494
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	2.936%	11/15/46	150	154
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.039%	11/15/46	300	329
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.740%	11/15/46	150	163
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	179	184
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	36	37
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	225	234
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	100	103
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	150	155
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	125	129
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	2.916%	2/15/47	175	180
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	3.669%	2/15/47	375	397
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	375	412
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.642%	2/15/47	150	164
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	2.849%	6/15/47	75	77
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.477%	6/15/47	75	79
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.892%	6/15/47	325	353
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.324%	6/15/47	125	133
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.194%	10/15/47	400	417
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.923%	10/15/47	100	109
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	4.444%	10/15/47	125	136
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.101%	12/15/47	400	414
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.326%	12/15/47	225	236

5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.526%	12/15/47	275	291
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.069%	2/15/48	200	207
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.249%	2/15/48	725	750
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.040%	4/15/48	425	439
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.306%	4/15/48	325	337
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.883%	4/15/48	200	204
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	2.982%	7/15/50	225	234
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.398%	7/15/50	150	158
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.719%	7/15/50	450	481
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.383%	10/15/48	475	500
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.635%	10/15/48	250	266
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26	3.323%	10/15/48	275	289
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26	3.531%	10/15/48	300	316
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27	3.557%	12/15/47	200	213
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27	3.753%	12/15/47	250	268
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C28	3.288%	1/15/49	300	314
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C28	3.544%	1/15/49	800	842
5 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	118	118
5 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	6	7
5 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	26	26
5 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	1,731	1,732
5 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	250	252
5 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	225	226
5 Morgan Stanley Capital I Trust 2006-IQ11	5.871%	10/15/42	19	19
5 Morgan Stanley Capital I Trust 2006-IQ12	5.370%	12/15/43	150	152
5 Morgan Stanley Capital I Trust 2006-TOP23	5.891%	8/12/41	110	111
5 Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	14	14
5 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	1,385	1,407
5 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	1,510	1,560
5 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	340	349
5 Morgan Stanley Capital I Trust 2007-TOP27	5.645%	6/11/42	1,165	1,204
5 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	683
5 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	237
5 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	300	322
8 National Australia Bank Ltd.	2.250%	3/16/21	1,200	1,212
5 Nissan Auto Lease Trust 2014-B	1.120%	9/15/17	125	125
5 Nissan Auto Lease Trust 2015-B	1.540%	4/16/18	300	301
5 Nissan Auto Lease Trust 2015-B	1.700%	4/15/21	200	200
5 Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	585	584
5 Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	49	49

5 Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	120	120
5 Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	144	144
5 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	225	225
5 Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	115	114
5 Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	200	200
5 Nissan Auto Receivables 2014-B Owner Trust	1.110%	5/15/19	200	200
5 Nissan Auto Receivables 2015-B Owner Trust	1.050%	10/15/19	375	374
5 Nissan Auto Receivables 2015-B Owner Trust	1.340%	3/16/20	250	250
5 Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	125	126
5 Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	125	125
5 Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	200	201
5 Royal Bank of Canada	1.200%	9/19/18	850	850
Royal Bank of Canada	2.200%	9/23/19	1,800	1,827
5 Royal Bank of Canada	2.000%	10/1/19	2,000	2,024
Royal Bank of Canada	2.100%	10/14/20	3,950	3,987
5 Royal Bank of Canada	1.875%	2/5/21	475	476
5 Santander Drive Auto Receivables Trust 2013-4	1.590%	10/15/18	228	229
5 Santander Drive Auto Receivables Trust 2014-2	0.800%	4/16/18	13	13
5 Santander Drive Auto Receivables Trust 2014-3	0.810%	7/16/18	26	26
5 Santander Drive Auto Receivables Trust 2014-4	1.080%	9/17/18	188	188
5 Synchrony Credit Card Master Note Trust 2014-1	1.610%	11/15/20	250	251
5 Synchrony Credit Card Master Note Trust 2015-2	1.600%	4/15/21	225	226
5 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.528%	8/15/39	49	49
5 Toyota Auto Receivables 2013-A Owner Trust	0.550%	1/17/17		—
5 Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	145	145
5 Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	100	100
5 Toyota Auto Receivables 2014-B Owner Trust	0.760%	3/15/18	86	86
5 Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	100	100
5 Toyota Auto Receivables 2015-B Owner Trust	1.270%	5/15/19	625	626
5 Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	400	403
5 Toyota Auto Receivables 2015-C Owner Trust	1.340%	6/17/19	400	401
5 Toyota Auto Receivables Owner Trust 2015-C	1.690%	12/15/20	350	353
5 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	290	301
5 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	175	181
5 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	75	78
5 USAA Auto Owner Trust 2014-1	0.580%	12/15/17	57	57
5 USAA Auto Owner Trust 2014-1	0.940%	5/15/19	75	75
5 Volkswagen Auto Lease Trust 2014-A	0.800%	4/20/17	61	61
5 Volkswagen Auto Lease Trust 2014-A	0.990%	7/20/18	120	120
5 Volkswagen Auto Loan Enhanced Trust 2013-2	0.700%	4/20/18	78	78
5 Volkswagen Auto Loan Enhanced Trust 2013-2	1.160%	3/20/20	75	75
5 Volkswagen Auto Loan Enhanced Trust 2014-1	0.910%	10/22/18	224	223
5 Volkswagen Auto Loan Enhanced Trust 2014-1	1.450%	9/21/20	225	224
5 Volkswagen Auto Loan Enhanced Trust 2014-2	0.950%	4/22/19	625	621
5 Volkswagen Auto Loan Enhanced Trust 2014-2	1.390%	5/20/21	200	197
5 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.303%	10/15/44	7	7
5 Wachovia Bank Commercial Mortgage Trust
Series 2006-C26	6.018%	6/15/45	121	122
5 Wachovia Bank Commercial Mortgage Trust
Series 2006-C27	5.765%	7/15/45	435	437
5 Wachovia Bank Commercial Mortgage Trust
Series 2006-C29	5.339%	11/15/48	375	379

5 Wells Fargo Commercial Mortgage Trust 2012-
LC5	2.918%	10/15/45	225	232
5 Wells Fargo Commercial Mortgage Trust 2014-
LC16	2.819%	8/15/50	125	128
5 Wells Fargo Commercial Mortgage Trust 2014-
LC16	3.477%	8/15/50	100	106
5 Wells Fargo Commercial Mortgage Trust 2014-
LC16	3.817%	8/15/50	300	323
5 Wells Fargo Commercial Mortgage Trust 2014-
LC16	4.020%	8/15/50	50	53
5 Wells Fargo Commercial Mortgage Trust 2014-
LC18	2.954%	12/15/47	250	259
5 Wells Fargo Commercial Mortgage Trust 2014-
LC18	3.271%	12/15/47	300	311
5 Wells Fargo Commercial Mortgage Trust 2014-
LC18	3.405%	12/15/47	400	415
5 Wells Fargo Commercial Mortgage Trust 2014-
LC18	3.808%	12/15/47	200	213
5 Wells Fargo Commercial Mortgage Trust 2015-
C26	2.991%	2/15/48	400	410
5 Wells Fargo Commercial Mortgage Trust 2015-
C26	3.166%	2/15/48	200	204
5 Wells Fargo Commercial Mortgage Trust 2015-
C26	3.580%	2/15/48	175	177
5 Wells Fargo Commercial Mortgage Trust 2015-
C27	3.190%	2/15/48	1,025	1,054
5 Wells Fargo Commercial Mortgage Trust 2015-
C28	3.540%	5/15/48	625	658
5 Wells Fargo Commercial Mortgage Trust 2015-
C28	3.872%	5/15/48	117	123
5 Wells Fargo Commercial Mortgage Trust 2015-
C29	3.400%	6/15/48	425	445
5 Wells Fargo Commercial Mortgage Trust 2015-
C29	3.637%	6/15/48	625	662
5 Wells Fargo Commercial Mortgage Trust 2015-
LC20	2.978%	4/15/50	112	115
5 Wells Fargo Commercial Mortgage Trust 2015-
LC20	3.184%	4/15/50	825	846
5 Wells Fargo Commercial Mortgage Trust 2015-
LC20	3.719%	4/15/50	200	201
5 Wells Fargo Commercial Mortgage Trust 2015-
LC22	3.571%	9/15/58	175	186
5 Wells Fargo Commercial Mortgage Trust 2015-
LC22	3.839%	9/15/58	275	294
5 Wells Fargo Commercial Mortgage Trust 2015-
LC22	4.207%	9/15/58	225	238
5 Wells Fargo Commercial Mortgage Trust 2015-
NSX1	2.632%	5/15/48	175	180
5 Wells Fargo Commercial Mortgage Trust 2015-
NSX1	2.934%	5/15/48	125	128
5 Wells Fargo Commercial Mortgage Trust 2015-
NSX1	3.148%	5/15/48	175	179
5 Wells Fargo Commercial Mortgage Trust 2015-
P2	3.656%	12/15/48	325	346
5 Wells Fargo Commercial Mortgage Trust 2015-
P2	3.809%	12/15/48	200	215

5 Wells Fargo Commercial Mortgage Trust 2015-
SG1	3.789%	12/15/47	300	322
5 Wells Fargo Commercial Mortgage Trust 2016-
C32	3.324%	1/15/59	218	227
5 Wells Fargo Commercial Mortgage Trust 2016-
C32	3.560%	1/15/59	475	500
5 Wells Fargo Commercial Mortgage Trust 2016-
C33	3.426%	3/15/59	150	155
5 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	477
5 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	320
5 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	270
5 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	181
5 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	365	378
5 WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	251	260
5 WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	109	114
5 WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	52	55
5 WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	222	228
5 WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	44	45
5 WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	400	422
5 WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	200	207
5 WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	160	171
5 WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	650	715
5 WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	160	175
5 WFRBS Commercial Mortgage Trust 2013-C16	3.223%	9/15/46	290	299
5 WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	180	195
5 WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	180	201
5 WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	290	323
5 WFRBS Commercial Mortgage Trust 2013-C17	2.921%	12/15/46	100	103
5 WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	100	106
5 WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	100	110
5 WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	100	109
5 WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	100	109
5 WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	100	103
5 WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	200	211
5 WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,436	1,581
5 WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	50	55
5 WFRBS Commercial Mortgage Trust 2013-C18	4.668%	12/15/46	75	83
5 WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	250	257
5 WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	150	158
5 WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	175	192
5 WFRBS Commercial Mortgage Trust 2013-UBS1	4.629%	3/15/46	50	55
5 WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	50	53
5 WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	75	79
5 WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	175	193
5 WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	50	54
5 WFRBS Commercial Mortgage Trust 2014-C20	3.036%	5/15/47	100	104
5 WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	100	106
5 WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	125	136
5 WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	125	136
5 WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	425	451
5 WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	600	648
5 WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	100	106
5 WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	249	265
5 WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	125	136
5 WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	75	80
5 WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	120	124
5 WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	300	317

5 WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	725	789
5 WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	300	329
5 World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	155	155
5 World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	71	71
5 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	75	75
5 World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	162	162
5 World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	200	201
5 World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	200	200
5 World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	200	201
5 World Omni Automobile Lease Securitization
Trust 2014-A	1.160%	9/15/17	200	200
5 World Omni Automobile Lease Securitization
Trust 2014-A	1.370%	1/15/20	50	50
5 World Omni Automobile Lease Securitization
Trust 2015-A	1.540%	10/15/18	225	225
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $293,998)				301,109
Corporate Bonds (10.8%)
Finance (3.4%)
Banking (2.4%)
Abbey National Treasury Services plc	1.375%	3/13/17	800	801
Abbey National Treasury Services plc	3.050%	8/23/18	525	540
Abbey National Treasury Services plc	2.500%	3/14/19	2,000	2,019
Abbey National Treasury Services plc	2.350%	9/10/19	675	678
Abbey National Treasury Services plc	2.375%	3/16/20	1,000	1,000
Abbey National Treasury Services plc	4.000%	3/13/24	1,200	1,277
American Express Bank FSB	6.000%	9/13/17	225	239
American Express Centurion Bank	5.950%	6/12/17	75	79
American Express Centurion Bank	6.000%	9/13/17	1,750	1,860
American Express Co.	6.150%	8/28/17	535	570
American Express Co.	7.000%	3/19/18	2,200	2,414
American Express Co.	2.650%	12/2/22	800	794
American Express Co.	3.625%	12/5/24	750	755
American Express Co.	4.050%	12/3/42	121	120
American Express Credit Corp.	2.375%	3/24/17	825	835
American Express Credit Corp.	1.125%	6/5/17	700	699
American Express Credit Corp.	2.125%	7/27/18	550	554
American Express Credit Corp.	2.125%	3/18/19	2,200	2,222
American Express Credit Corp.	2.250%	8/15/19	300	303
American Express Credit Corp.	2.375%	5/26/20	1,400	1,416
American Express Credit Corp.	2.600%	9/14/20	650	664
Australia & New Zealand Banking Group Ltd.	1.250%	6/13/17	150	150
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	250	252
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	1,650	1,639
Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	800	806
Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	300	303
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	800	822
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	750	797
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	950	958
Bank of America Corp.	5.420%	3/15/17	775	802
Bank of America Corp.	3.875%	3/22/17	1,750	1,791
Bank of America Corp.	5.700%	5/2/17	715	744
Bank of America Corp.	1.700%	8/25/17	600	600
Bank of America Corp.	6.400%	8/28/17	1,370	1,456
Bank of America Corp.	6.000%	9/1/17	376	397
Bank of America Corp.	5.750%	12/1/17	785	834
Bank of America Corp.	2.000%	1/11/18	2,650	2,662
Bank of America Corp.	6.875%	4/25/18	4,330	4,755

Bank of America Corp.	5.650%	5/1/18	4,450	4,778
Bank of America Corp.	2.600%	1/15/19	5,900	5,992
Bank of America Corp.	5.490%	3/15/19	200	217
Bank of America Corp.	2.650%	4/1/19	2,450	2,491
Bank of America Corp.	7.625%	6/1/19	1,124	1,308
Bank of America Corp.	2.250%	4/21/20	1,000	991
Bank of America Corp.	5.625%	7/1/20	1,460	1,640
Bank of America Corp.	5.875%	1/5/21	145	166
Bank of America Corp.	5.000%	5/13/21	1,205	1,338
Bank of America Corp.	5.700%	1/24/22	500	574
Bank of America Corp.	3.300%	1/11/23	2,400	2,420
Bank of America Corp.	4.125%	1/22/24	1,400	1,475
Bank of America Corp.	4.000%	4/1/24	1,750	1,837
Bank of America Corp.	4.200%	8/26/24	1,500	1,526
Bank of America Corp.	4.000%	1/22/25	2,100	2,104
Bank of America Corp.	3.950%	4/21/25	1,500	1,491
Bank of America Corp.	3.875%	8/1/25	2,500	2,600
Bank of America Corp.	4.450%	3/3/26	850	875
Bank of America Corp.	4.250%	10/22/26	1,225	1,243
Bank of America Corp.	6.110%	1/29/37	810	932
Bank of America Corp.	7.750%	5/14/38	2,100	2,870
Bank of America Corp.	5.875%	2/7/42	1,150	1,394
Bank of America Corp.	5.000%	1/21/44	2,200	2,421
Bank of America Corp.	4.875%	4/1/44	550	599
Bank of America Corp.	4.750%	4/21/45	350	344
Bank of America NA	5.300%	3/15/17	1,675	1,734
Bank of America NA	6.100%	6/15/17	350	367
Bank of America NA	1.650%	3/26/18	2,375	2,371
Bank of America NA	1.750%	6/5/18	1,350	1,350
Bank of America NA	2.050%	12/7/18	1,000	1,007
Bank of America NA	6.000%	10/15/36	350	425
Bank of Montreal	1.300%	7/14/17	400	401
Bank of Montreal	1.450%	4/9/18	500	499
Bank of Montreal	1.400%	4/10/18	850	851
Bank of Montreal	1.800%	7/31/18	1,000	1,008
Bank of Montreal	2.375%	1/25/19	575	587
Bank of Montreal	2.550%	11/6/22	450	456
Bank of New York Mellon Corp.	1.969%	6/20/17	200	202
Bank of New York Mellon Corp.	1.300%	1/25/18	1,100	1,101
Bank of New York Mellon Corp.	2.100%	1/15/19	325	331
Bank of New York Mellon Corp.	2.200%	3/4/19	225	228
Bank of New York Mellon Corp.	5.450%	5/15/19	350	389
Bank of New York Mellon Corp.	2.300%	9/11/19	1,900	1,947
Bank of New York Mellon Corp.	4.600%	1/15/20	400	437
Bank of New York Mellon Corp.	2.600%	8/17/20	300	308
Bank of New York Mellon Corp.	2.450%	11/27/20	750	765
Bank of New York Mellon Corp.	3.550%	9/23/21	625	667
Bank of New York Mellon Corp.	3.650%	2/4/24	150	158
Bank of New York Mellon Corp.	3.250%	9/11/24	600	619
Bank of Nova Scotia	1.250%	4/11/17	300	301
Bank of Nova Scotia	1.300%	7/21/17	425	426
Bank of Nova Scotia	1.375%	12/18/17	275	275
Bank of Nova Scotia	1.450%	4/25/18	1,625	1,624
Bank of Nova Scotia	1.700%	6/11/18	500	502
Bank of Nova Scotia	2.050%	10/30/18	450	454
Bank of Nova Scotia	1.950%	1/15/19	625	631
Bank of Nova Scotia	2.050%	6/5/19	550	554

Bank of Nova Scotia	4.375%	1/13/21	105	116
Bank of Nova Scotia	2.450%	3/22/21	3,000	3,025
Bank of Nova Scotia	2.800%	7/21/21	1,475	1,516
Bank of Nova Scotia	4.500%	12/16/25	950	951
Barclays Bank plc	2.500%	2/20/19	300	305
Barclays Bank plc	6.750%	5/22/19	735	833
Barclays Bank plc	5.125%	1/8/20	435	477
Barclays Bank plc	5.140%	10/14/20	105	112
Barclays Bank plc	3.750%	5/15/24	450	465
Barclays plc	2.000%	3/16/18	350	346
Barclays plc	2.750%	11/8/19	475	474
Barclays plc	2.875%	6/8/20	750	741
Barclays plc	3.250%	1/12/21	1,000	999
Barclays plc	3.650%	3/16/25	3,000	2,824
Barclays plc	4.375%	1/12/26	900	890
Barclays plc	5.250%	8/17/45	950	961
BB&T Corp.	2.150%	3/22/17	450	455
BB&T Corp.	1.450%	1/12/18	550	551
BB&T Corp.	2.050%	6/19/18	350	355
BB&T Corp.	2.250%	2/1/19	200	203
BB&T Corp.	6.850%	4/30/19	1,250	1,427
Bear Stearns Cos. LLC	6.400%	10/2/17	1,300	1,391
Bear Stearns Cos. LLC	7.250%	2/1/18	2,085	2,290
BNP Paribas SA	2.375%	9/14/17	775	784
BNP Paribas SA	2.700%	8/20/18	150	154
BNP Paribas SA	2.400%	12/12/18	875	889
BNP Paribas SA	2.450%	3/17/19	600	610
BNP Paribas SA	2.375%	5/21/20	1,000	1,006
BNP Paribas SA	5.000%	1/15/21	2,810	3,143
BNP Paribas SA	3.250%	3/3/23	675	695
BNP Paribas SA	4.250%	10/15/24	500	507
BPCE SA	2.500%	12/10/18	650	661
BPCE SA	2.500%	7/15/19	700	712
BPCE SA	2.250%	1/27/20	675	678
BPCE SA	2.650%	2/3/21	825	838
BPCE SA	4.000%	4/15/24	1,200	1,280
Branch Banking & Trust Co.	1.350%	10/1/17	300	300
Branch Banking & Trust Co.	3.625%	9/16/25	2,600	2,724
Branch Banking & Trust Co.	3.800%	10/30/26	400	425
Capital One Bank USA NA	1.300%	6/5/17	550	549
Capital One Bank USA NA	2.150%	11/21/18	300	300
Capital One Bank USA NA	2.300%	6/5/19	900	896
Capital One Bank USA NA	8.800%	7/15/19	625	736
Capital One Bank USA NA	3.375%	2/15/23	1,140	1,147
Capital One Financial Corp.	6.750%	9/15/17	130	139
Capital One Financial Corp.	2.450%	4/24/19	1,800	1,812
Capital One Financial Corp.	4.750%	7/15/21	280	307
Capital One Financial Corp.	3.500%	6/15/23	82	83
Capital One Financial Corp.	3.750%	4/24/24	1,000	1,029
Capital One Financial Corp.	4.200%	10/29/25	500	507
Capital One NA	1.500%	9/5/17	300	299
Capital One NA	1.650%	2/5/18	2,000	1,986
Capital One NA	1.500%	3/22/18	600	591
Capital One NA	2.400%	9/5/19	350	348
Capital One NA	2.950%	7/23/21	510	513
[5,8] Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	1,990
Citigroup Inc.	5.500%	2/15/17	45	47

Citigroup Inc.	1.550%	8/14/17	575	575
Citigroup Inc.	6.125%	11/21/17	1,315	1,404
Citigroup Inc.	1.850%	11/24/17	1,335	1,338
Citigroup Inc.	1.800%	2/5/18	800	799
Citigroup Inc.	1.700%	4/27/18	1,500	1,495
Citigroup Inc.	6.125%	5/15/18	1,406	1,531
Citigroup Inc.	2.150%	7/30/18	1,750	1,760
Citigroup Inc.	2.500%	9/26/18	1,825	1,852
Citigroup Inc.	2.050%	12/7/18	4,850	4,868
Citigroup Inc.	2.550%	4/8/19	275	279
Citigroup Inc.	2.500%	7/29/19	725	734
Citigroup Inc.	2.400%	2/18/20	400	401
Citigroup Inc.	5.375%	8/9/20	470	526
Citigroup Inc.	2.700%	3/30/21	2,000	2,011
Citigroup Inc.	4.050%	7/30/22	125	130
Citigroup Inc.	3.500%	5/15/23	475	474
Citigroup Inc.	3.875%	10/25/23	900	943
Citigroup Inc.	3.750%	6/16/24	3,725	3,850
Citigroup Inc.	4.000%	8/5/24	725	733
Citigroup Inc.	3.875%	3/26/25	1,100	1,086
Citigroup Inc.	3.300%	4/27/25	1,000	1,001
Citigroup Inc.	4.400%	6/10/25	4,800	4,872
Citigroup Inc.	5.500%	9/13/25	1,000	1,094
Citigroup Inc.	4.600%	3/9/26	925	945
Citigroup Inc.	4.300%	11/20/26	1,000	1,003
Citigroup Inc.	4.450%	9/29/27	500	502
Citigroup Inc.	6.625%	1/15/28	800	999
Citigroup Inc.	6.000%	10/31/33	425	466
Citigroup Inc.	6.125%	8/25/36	1,149	1,289
Citigroup Inc.	8.125%	7/15/39	1,099	1,626
Citigroup Inc.	5.875%	1/30/42	1,100	1,324
Citigroup Inc.	5.300%	5/6/44	725	759
Citizens Bank NA	1.600%	12/4/17	325	323
Citizens Bank NA	2.300%	12/3/18	500	501
Citizens Bank NA	2.500%	3/14/19	1,000	1,009
Citizens Bank NA	2.450%	12/4/19	325	325
Citizens Financial Group Inc.	4.300%	12/3/25	400	414
Comerica Bank	5.200%	8/22/17	300	312
Comerica Bank	4.000%	7/27/25	200	201
Commonwealth Bank of Australia	1.400%	9/8/17	850	853
Commonwealth Bank of Australia	1.900%	9/18/17	250	252
Commonwealth Bank of Australia	1.625%	3/12/18	2,225	2,233
Commonwealth Bank of Australia	2.500%	9/20/18	900	918
Commonwealth Bank of Australia	1.750%	11/2/18	650	652
Commonwealth Bank of Australia	2.250%	3/13/19	225	228
Commonwealth Bank of Australia	2.300%	9/6/19	500	506
Commonwealth Bank of Australia	2.400%	11/2/20	650	657
8 Commonwealth Bank of Australia	4.500%	12/9/25	750	756
Commonwealth Bank of Australia/New York NY	2.050%	3/15/19	475	480
Commonwealth Bank of Australia/New York NY	2.550%	3/15/21	625	634
Compass Bank	1.850%	9/29/17	225	225
Compass Bank	6.400%	10/1/17	150	158
Compass Bank	2.750%	9/29/19	225	224
Cooperatieve Rabobank UA	1.700%	3/19/18	1,025	1,031
Cooperatieve Rabobank UA	2.250%	1/14/19	1,000	1,015
Cooperatieve Rabobank UA	2.250%	1/14/20	2,425	2,446
Cooperatieve Rabobank UA	4.500%	1/11/21	635	698

Cooperatieve Rabobank UA	3.875%	2/8/22	1,225	1,305
Cooperatieve Rabobank UA	3.950%	11/9/22	1,975	2,024
Cooperatieve Rabobank UA	4.625%	12/1/23	1,675	1,764
Cooperatieve Rabobank UA	3.375%	5/21/25	1,025	1,055
Cooperatieve Rabobank UA	4.375%	8/4/25	750	773
Cooperatieve Rabobank UA	5.250%	5/24/41	135	160
Cooperatieve Rabobank UA	5.750%	12/1/43	700	815
Cooperatieve Rabobank UA	5.250%	8/4/45	250	270
Cooperatieve Rabobank UA	2.500%	1/19/21	1,775	1,794
Credit Suisse	1.375%	5/26/17	3,425	3,416
Credit Suisse	6.000%	2/15/18	975	1,040
Credit Suisse	1.700%	4/27/18	1,300	1,296
Credit Suisse	2.300%	5/28/19	3,450	3,480
Credit Suisse	5.300%	8/13/19	475	521
Credit Suisse	5.400%	1/14/20	200	216
Credit Suisse	3.000%	10/29/21	800	814
Credit Suisse	3.625%	9/9/24	1,825	1,851
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	2,000	1,995
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	1,500	1,442
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	950	908
Credit Suisse USA Inc.	7.125%	7/15/32	465	590
Deutsche Bank AG	1.350%	5/30/17	1,300	1,290
Deutsche Bank AG	6.000%	9/1/17	2,360	2,484
Deutsche Bank AG	1.875%	2/13/18	800	795
Deutsche Bank AG	2.500%	2/13/19	725	735
Deutsche Bank AG	2.950%	8/20/20	400	398
Deutsche Bank AG	3.125%	1/13/21	325	324
Deutsche Bank AG	3.700%	5/30/24	875	864
Deutsche Bank AG	4.100%	1/13/26	400	394
Discover Bank	2.000%	2/21/18	1,100	1,094
Discover Bank	2.600%	11/13/18	1,200	1,209
Discover Bank	7.000%	4/15/20	250	284
Discover Bank	3.200%	8/9/21	350	349
Discover Bank	4.250%	3/13/26	1,125	1,131
Discover Financial Services	3.850%	11/21/22	225	224
Discover Financial Services	3.950%	11/6/24	350	346
Discover Financial Services	3.750%	3/4/25	375	366
Fifth Third Bancorp	3.500%	3/15/22	825	860
Fifth Third Bancorp	4.300%	1/16/24	475	500
Fifth Third Bancorp	8.250%	3/1/38	710	1,030
Fifth Third Bank	1.350%	6/1/17	300	300
Fifth Third Bank	2.150%	8/20/18	500	504
Fifth Third Bank	2.300%	3/15/19	500	504
Fifth Third Bank	2.375%	4/25/19	600	607
Fifth Third Bank	2.875%	10/1/21	1,435	1,461
Fifth Third Bank	3.850%	3/15/26	1,500	1,539
First Horizon National Corp.	3.500%	12/15/20	300	299
First Niagara Financial Group Inc.	6.750%	3/19/20	725	818
FirstMerit Bank NA	4.270%	11/25/26	450	447
FirstMerit Corp.	4.350%	2/4/23	125	128
Goldman Sachs Capital I	6.345%	2/15/34	900	1,051
Goldman Sachs Group Inc.	6.250%	9/1/17	645	686
Goldman Sachs Group Inc.	5.950%	1/18/18	2,285	2,450
Goldman Sachs Group Inc.	2.375%	1/22/18	1,225	1,241
Goldman Sachs Group Inc.	6.150%	4/1/18	100	108
Goldman Sachs Group Inc.	2.900%	7/19/18	3,425	3,506
Goldman Sachs Group Inc.	2.625%	1/31/19	2,475	2,522

Goldman Sachs Group Inc.	7.500%	2/15/19	2,020	2,324
Goldman Sachs Group Inc.	2.550%	10/23/19	3,500	3,556
Goldman Sachs Group Inc.	5.375%	3/15/20	1,310	1,454
Goldman Sachs Group Inc.	2.600%	4/23/20	2,000	2,017
Goldman Sachs Group Inc.	6.000%	6/15/20	2,590	2,945
Goldman Sachs Group Inc.	2.750%	9/15/20	975	988
Goldman Sachs Group Inc.	5.250%	7/27/21	1,675	1,886
Goldman Sachs Group Inc.	5.750%	1/24/22	3,925	4,525
Goldman Sachs Group Inc.	3.625%	1/22/23	1,000	1,032
Goldman Sachs Group Inc.	4.000%	3/3/24	1,400	1,469
Goldman Sachs Group Inc.	3.850%	7/8/24	1,325	1,372
Goldman Sachs Group Inc.	3.500%	1/23/25	3,225	3,247
Goldman Sachs Group Inc.	3.750%	2/25/26	2,600	2,662
Goldman Sachs Group Inc.	5.950%	1/15/27	630	715
Goldman Sachs Group Inc.	6.125%	2/15/33	1,320	1,598
Goldman Sachs Group Inc.	6.450%	5/1/36	1,125	1,290
Goldman Sachs Group Inc.	6.750%	10/1/37	2,770	3,293
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,586
Goldman Sachs Group Inc.	4.800%	7/8/44	975	1,020
Goldman Sachs Group Inc.	5.150%	5/22/45	2,500	2,537
Goldman Sachs Group Inc.	4.750%	10/21/45	500	523
HSBC Bank USA NA	4.875%	8/24/20	950	1,019
HSBC Bank USA NA	5.875%	11/1/34	675	776
HSBC Bank USA NA	5.625%	8/15/35	625	697
HSBC Bank USA NA	7.000%	1/15/39	300	373
HSBC Holdings plc	3.400%	3/8/21	1,651	1,684
HSBC Holdings plc	5.100%	4/5/21	3,560	3,920
HSBC Holdings plc	4.875%	1/14/22	225	246
HSBC Holdings plc	4.000%	3/30/22	700	736
HSBC Holdings plc	4.250%	3/14/24	1,000	1,010
HSBC Holdings plc	4.250%	8/18/25	750	755
HSBC Holdings plc	4.300%	3/8/26	4,070	4,189
HSBC Holdings plc	7.625%	5/17/32	400	494
HSBC Holdings plc	7.350%	11/27/32	400	469
HSBC Holdings plc	6.500%	5/2/36	1,485	1,730
HSBC Holdings plc	6.500%	9/15/37	2,160	2,511
HSBC Holdings plc	6.800%	6/1/38	550	655
HSBC Holdings plc	6.100%	1/14/42	200	249
HSBC Holdings plc	5.250%	3/14/44	1,000	1,012
HSBC USA Inc.	1.500%	11/13/17	150	150
HSBC USA Inc.	1.625%	1/16/18	2,025	2,021
HSBC USA Inc.	2.000%	8/7/18	975	978
HSBC USA Inc.	2.625%	9/24/18	850	862
HSBC USA Inc.	2.375%	11/13/19	1,300	1,306
HSBC USA Inc.	2.350%	3/5/20	1,175	1,160
HSBC USA Inc.	2.750%	8/7/20	500	501
HSBC USA Inc.	5.000%	9/27/20	645	694
Huntington Bancshares Inc.	2.600%	8/2/18	175	177
Huntington Bancshares Inc	7.000%	12/15/20	450	523
Huntington Bancshares Inc.	3.150%	3/14/21	650	660
Huntington National Bank	1.375%	4/24/17	1,100	1,100
Huntington National Bank	2.000%	6/30/18	250	250
Huntington National Bank	2.200%	11/6/18	500	502
Huntington National Bank	2.400%	4/1/20	250	248
Huntington National Bank	2.875%	8/20/20	800	803
Intesa Sanpaolo SPA	3.875%	1/16/18	525	537
Intesa Sanpaolo SPA	3.875%	1/15/19	1,600	1,648

Intesa Sanpaolo SPA	5.250%	1/12/24	625	675
JPMorgan Chase & Co.	2.000%	8/15/17	1,550	1,566
JPMorgan Chase & Co.	6.000%	1/15/18	4,240	4,566
JPMorgan Chase & Co.	1.800%	1/25/18	75	75
JPMorgan Chase & Co.	1.700%	3/1/18	1,150	1,154
JPMorgan Chase & Co.	1.625%	5/15/18	1,375	1,378
JPMorgan Chase & Co.	2.350%	1/28/19	775	789
JPMorgan Chase & Co.	1.850%	3/22/19	2,750	2,761
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,584
JPMorgan Chase & Co.	2.200%	10/22/19	75	76
JPMorgan Chase & Co.	2.250%	1/23/20	2,900	2,917
JPMorgan Chase & Co.	2.750%	6/23/20	3,290	3,370
JPMorgan Chase & Co.	4.400%	7/22/20	905	984
JPMorgan Chase & Co.	4.250%	10/15/20	1,175	1,271
JPMorgan Chase & Co.	2.550%	3/1/21	800	806
JPMorgan Chase & Co.	4.625%	5/10/21	835	925
JPMorgan Chase & Co.	4.350%	8/15/21	1,005	1,098
JPMorgan Chase & Co.	4.500%	1/24/22	2,675	2,952
JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,526
JPMorgan Chase & Co.	3.200%	1/25/23	4,625	4,739
JPMorgan Chase & Co.	3.375%	5/1/23	3,325	3,336
JPMorgan Chase & Co.	3.875%	2/1/24	1,575	1,674
JPMorgan Chase & Co.	3.625%	5/13/24	275	286
JPMorgan Chase & Co.	3.875%	9/10/24	2,000	2,048
JPMorgan Chase & Co.	3.125%	1/23/25	1,600	1,602
JPMorgan Chase & Co.	3.300%	4/1/26	3,800	3,806
JPMorgan Chase & Co.	4.125%	12/15/26	1,375	1,422
JPMorgan Chase & Co.	6.400%	5/15/38	1,910	2,527
JPMorgan Chase & Co.	5.500%	10/15/40	950	1,139
JPMorgan Chase & Co.	5.600%	7/15/41	950	1,157
JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,433
JPMorgan Chase & Co.	5.625%	8/16/43	900	1,032
JPMorgan Chase & Co.	4.950%	6/1/45	250	264
JPMorgan Chase Bank NA	6.000%	10/1/17	1,660	1,761
KeyBank NA	1.650%	2/1/18	450	450
KeyBank NA	1.700%	6/1/18	500	500
KeyBank NA	2.500%	12/15/19	300	303
KeyBank NA	2.250%	3/16/20	500	500
KeyBank NA	3.300%	6/1/25	500	513
KeyBank NA/Cleveland OH	2.350%	3/8/19	500	504
KeyCorp	2.300%	12/13/18	400	402
KeyCorp	5.100%	3/24/21	1,310	1,450
Lloyds Bank plc	4.200%	3/28/17	400	411
Lloyds Bank plc	1.750%	3/16/18	400	400
Lloyds Bank plc	1.750%	5/14/18	450	450
Lloyds Bank plc	2.300%	11/27/18	800	807
Lloyds Bank plc	2.400%	3/17/20	125	125
Lloyds Bank plc	6.375%	1/21/21	1,875	2,206
Lloyds Bank plc	3.500%	5/14/25	800	827
Lloyds Banking Group plc	4.500%	11/4/24	500	501
8 Lloyds Banking Group plc	4.582%	12/10/25	1,750	1,723
Lloyds Banking Group plc	4.650%	3/24/26	1,300	1,286
8 Lloyds Banking Group plc	5.300%	12/1/45	200	197
Manufacturers & Traders Trust Co.	1.400%	7/25/17	450	449
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	647
Manufacturers & Traders Trust Co.	2.300%	1/30/19	1,550	1,566
Manufacturers & Traders Trust Co.	2.250%	7/25/19	800	806

Manufacturers & Traders Trust Co.	2.100%	2/6/20	475	472
Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,000	973
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	1,000	1,022
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	1,600	1,664
Morgan Stanley	4.750%	3/22/17	1,120	1,157
Morgan Stanley	5.550%	4/27/17	1,000	1,042
Morgan Stanley	5.950%	12/28/17	1,110	1,188
Morgan Stanley	1.875%	1/5/18	1,100	1,104
Morgan Stanley	6.625%	4/1/18	3,235	3,532
Morgan Stanley	2.125%	4/25/18	2,925	2,946
Morgan Stanley	2.200%	12/7/18	500	504
Morgan Stanley	2.500%	1/24/19	1,675	1,705
Morgan Stanley	7.300%	5/13/19	1,390	1,601
Morgan Stanley	2.375%	7/23/19	2,500	2,526
Morgan Stanley	5.625%	9/23/19	1,715	1,909
Morgan Stanley	5.500%	1/26/20	525	585
Morgan Stanley	2.650%	1/27/20	1,600	1,620
Morgan Stanley	2.800%	6/16/20	3,000	3,056
Morgan Stanley	5.500%	7/24/20	650	730
Morgan Stanley	5.750%	1/25/21	1,335	1,524
Morgan Stanley	5.500%	7/28/21	1,575	1,799
Morgan Stanley	4.875%	11/1/22	875	949
Morgan Stanley	3.750%	2/25/23	950	990
Morgan Stanley	4.100%	5/22/23	2,025	2,078
Morgan Stanley	3.875%	4/29/24	5,150	5,403
Morgan Stanley	3.700%	10/23/24	2,550	2,633
Morgan Stanley	4.000%	7/23/25	1,500	1,566
Morgan Stanley	5.000%	11/24/25	1,000	1,079
Morgan Stanley	3.875%	1/27/26	1,800	1,878
Morgan Stanley	4.350%	9/8/26	1,375	1,416
Morgan Stanley	3.950%	4/23/27	1,500	1,503
Morgan Stanley	7.250%	4/1/32	705	952
Morgan Stanley	6.375%	7/24/42	1,200	1,574
Morgan Stanley	4.300%	1/27/45	2,500	2,516
MUFG Americas Holdings Corp.	1.625%	2/9/18	850	846
MUFG Americas Holdings Corp.	2.250%	2/10/20	750	746
MUFG Americas Holdings Corp.	3.500%	6/18/22	275	286
MUFG Americas Holdings Corp.	3.000%	2/10/25	350	341
MUFG Union Bank NA	2.125%	6/16/17	125	126
MUFG Union Bank NA	2.625%	9/26/18	1,200	1,220
MUFG Union Bank NA	2.250%	5/6/19	300	302
Murray Street Investment Trust I	4.647%	3/9/17	725	745
National Australia Bank Ltd.	2.750%	3/9/17	425	431
National Australia Bank Ltd.	2.300%	7/25/18	750	761
National Australia Bank Ltd.	3.000%	1/20/23	325	332
National Australia Bank Ltd.	2.000%	1/14/19	300	302
National Australia Bank Ltd.	2.625%	1/14/21	200	204
National Australia Bank Ltd.	3.375%	1/14/26	500	520
National Bank of Canada	1.450%	11/7/17	225	225
National City Corp.	6.875%	5/15/19	310	348
Northern Trust Co.	6.500%	8/15/18	75	83
Northern Trust Corp.	3.450%	11/4/20	300	319
Northern Trust Corp.	2.375%	8/2/22	825	842
Northern Trust Corp.	3.950%	10/30/25	525	561
People's United Bank NA	4.000%	7/15/24	275	271
People's United Financial Inc.	3.650%	12/6/22	350	351
PNC Bank NA	4.875%	9/21/17	1,250	1,307

PNC Bank NA	1.500%	10/18/17	525	525
PNC Bank NA	6.000%	12/7/17	350	372
PNC Bank NA	1.500%	2/23/18	425	425
PNC Bank NA	1.600%	6/1/18	500	501
PNC Bank NA	1.850%	7/20/18	500	504
PNC Bank NA	1.800%	11/5/18	1,000	1,005
PNC Bank NA	1.950%	3/4/19	300	303
PNC Bank NA	2.250%	7/2/19	600	609
PNC Bank NA	2.400%	10/18/19	600	612
PNC Bank NA	2.300%	6/1/20	630	636
PNC Bank NA	2.600%	7/21/20	270	276
PNC Bank NA	2.450%	11/5/20	500	508
PNC Bank NA	2.950%	1/30/23	100	100
PNC Bank NA	3.800%	7/25/23	700	736
PNC Bank NA	3.300%	10/30/24	350	361
PNC Bank NA	2.950%	2/23/25	750	751
PNC Bank NA	3.250%	6/1/25	300	305
PNC Bank NA	4.200%	11/1/25	825	913
PNC Financial Services Group Inc.	2.854%	11/9/22	1,800	1,822
PNC Financial Services Group Inc.	3.900%	4/29/24	1,450	1,524
PNC Funding Corp.	6.700%	6/10/19	50	57
PNC Funding Corp.	5.125%	2/8/20	770	853
PNC Funding Corp.	4.375%	8/11/20	800	874
PNC Funding Corp.	3.300%	3/8/22	1,900	1,990
Regions Bank	6.450%	6/26/37	500	593
Regions Financial Corp.	2.000%	5/15/18	1,325	1,317
Royal Bank of Canada	1.000%	4/27/17	250	250
Royal Bank of Canada	1.250%	6/16/17	625	626
Royal Bank of Canada	1.400%	10/13/17	1,075	1,080
Royal Bank of Canada	1.500%	1/16/18	1,375	1,380
Royal Bank of Canada	2.200%	7/27/18	2,375	2,414
Royal Bank of Canada	1.800%	7/30/18	1,000	1,005
Royal Bank of Canada	2.000%	12/10/18	650	657
Royal Bank of Canada	2.350%	10/30/20	950	964
Royal Bank of Canada	2.500%	1/19/21	800	818
Royal Bank of Canada	2.300%	3/22/21	650	650
Royal Bank of Canada	4.650%	1/27/26	750	765
Royal Bank of Scotland Group plc	1.875%	3/31/17	400	399
Royal Bank of Scotland Group plc	6.400%	10/21/19	1,095	1,226
Royal Bank of Scotland Group plc	4.800%	4/5/26	500	501
Santander Bank NA	2.000%	1/12/18	375	372
Santander Holdings USA Inc.	3.450%	8/27/18	625	636
Santander Holdings USA Inc.	2.650%	4/17/20	250	247
Santander Holdings USA Inc.	4.500%	7/17/25	500	513
Santander Issuances SAU	5.179%	11/19/25	1,700	1,643
Santander UK Group Holdings plc	2.875%	10/16/20	975	971
Santander UK Group Holdings plc	3.125%	1/8/21	800	808
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	1,000	1,013
Societe Generale SA	2.750%	10/12/17	550	559
Societe Generale SA	2.625%	10/1/18	450	458
State Street Corp.	4.956%	3/15/18	1,025	1,077
State Street Corp.	1.350%	5/15/18	150	150
State Street Corp.	4.375%	3/7/21	615	676
State Street Corp.	3.100%	5/15/23	400	403
State Street Corp.	3.300%	12/16/24	1,000	1,039
State Street Corp.	3.550%	8/18/25	385	408
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	500	499

Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	750	752
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	1,075	1,070
Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	3,000	3,008
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	525	533
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	650	657
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	300	302
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	334
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	80
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	772
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	925	950
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	1,275	1,300
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	525	541
SunTrust Bank	7.250%	3/15/18	75	82
SunTrust Bank	2.750%	5/1/23	250	246
SunTrust Banks Inc.	2.350%	11/1/18	475	480
SunTrust Banks Inc.	2.500%	5/1/19	1,000	1,009
SunTrust Banks Inc.	2.900%	3/3/21	300	305
SVB Financial Group	3.500%	1/29/25	225	222
Svenska Handelsbanken AB	2.875%	4/4/17	1,250	1,270
Svenska Handelsbanken AB	1.625%	3/21/18	1,375	1,381
Svenska Handelsbanken AB	2.500%	1/25/19	775	794
Svenska Handelsbanken AB	2.250%	6/17/19	850	863
Svenska Handelsbanken AB	2.450%	3/30/21	650	656
Synchrony Financial	1.875%	8/15/17	200	199
Synchrony Financial	2.600%	1/15/19	650	652
Synchrony Financial	3.000%	8/15/19	200	203
Synchrony Financial	2.700%	2/3/20	1,050	1,041
Synchrony Financial	3.750%	8/15/21	300	308
Synchrony Financial	4.250%	8/15/24	2,750	2,790
Toronto-Dominion Bank	1.125%	5/2/17	550	550
Toronto-Dominion Bank	1.625%	3/13/18	500	502
Toronto-Dominion Bank	1.400%	4/30/18	2,675	2,671
Toronto-Dominion Bank	1.750%	7/23/18	1,550	1,557
Toronto-Dominion Bank	2.125%	7/2/19	500	507
Toronto-Dominion Bank	2.250%	11/5/19	1,350	1,369
Toronto-Dominion Bank	2.500%	12/14/20	400	408
8 Toronto-Dominion Bank	2.250%	3/15/21	2,000	2,027
Toronto-Dominion Bank	2.125%	4/7/21	2,000	1,997
UBS AG	1.375%	6/1/17	825	824
UBS AG	1.375%	8/14/17	700	699
UBS AG	5.875%	12/20/17	215	230
UBS AG	1.800%	3/26/18	2,700	2,709
UBS AG	5.750%	4/25/18	135	146
UBS AG	2.350%	3/26/20	650	656
UBS AG	4.875%	8/4/20	250	278
US Bancorp	1.650%	5/15/17	325	327
US Bancorp	2.200%	4/25/19	1,100	1,119
US Bancorp	2.350%	1/29/21	600	609
US Bancorp	4.125%	5/24/21	915	1,004
US Bancorp	3.000%	3/15/22	575	600
US Bancorp	2.950%	7/15/22	375	385
US Bancorp	3.600%	9/11/24	150	157
US Bank NA	1.375%	9/11/17	1,250	1,250
US Bank NA	1.350%	1/26/18	900	901
US Bank NA	2.125%	10/28/19	1,000	1,016
US Bank NA	2.800%	1/27/25	1,050	1,066
Wachovia Bank NA	5.850%	2/1/37	425	521

Wachovia Corp.	5.750%	6/15/17	300	316
Wachovia Corp.	5.750%	2/1/18	985	1,061
Wachovia Corp.	6.605%	10/1/25	1,000	1,205
Wachovia Corp.	7.500%	4/15/35	150	198
Wachovia Corp.	5.500%	8/1/35	200	225
Wachovia Corp.	6.550%	10/15/35	100	121
Wells Fargo & Co.	2.100%	5/8/17	425	430
Wells Fargo & Co.	1.150%	6/2/17	450	450
Wells Fargo & Co.	5.625%	12/11/17	2,135	2,288
Wells Fargo & Co.	1.500%	1/16/18	1,725	1,734
Wells Fargo & Co.	2.150%	1/15/19	500	508
Wells Fargo & Co.	2.125%	4/22/19	1,825	1,854
Wells Fargo & Co.	2.600%	7/22/20	850	870
Wells Fargo & Co.	2.550%	12/7/20	1,500	1,527
Wells Fargo & Co.	3.000%	1/22/21	2,050	2,126
Wells Fargo & Co.	4.600%	4/1/21	6,310	6,990
Wells Fargo & Co.	3.500%	3/8/22	1,600	1,705
Wells Fargo & Co.	3.450%	2/13/23	1,675	1,718
Wells Fargo & Co.	4.125%	8/15/23	1,550	1,646
Wells Fargo & Co.	4.100%	6/3/26	2,875	3,009
Wells Fargo & Co.	4.300%	7/22/27	1,600	1,692
Wells Fargo & Co.	5.375%	11/2/43	1,000	1,127
Wells Fargo & Co.	5.606%	1/15/44	1,500	1,725
Wells Fargo & Co.	4.650%	11/4/44	1,225	1,258
Wells Fargo & Co.	3.900%	5/1/45	2,350	2,337
Wells Fargo & Co.	4.900%	11/17/45	1,300	1,395
Wells Fargo Bank NA	6.000%	11/15/17	250	268
Wells Fargo Bank NA	1.650%	1/22/18	625	630
Wells Fargo Bank NA	5.950%	8/26/36	550	680
Wells Fargo Bank NA	6.600%	1/15/38	605	804
5 Wells Fargo Capital X	5.950%	12/1/86	425	431
Westpac Banking Corp.	1.200%	5/19/17	600	599
Westpac Banking Corp.	2.000%	8/14/17	1,275	1,293
Westpac Banking Corp.	1.500%	12/1/17	725	728
Westpac Banking Corp.	1.600%	1/12/18	1,850	1,855
Westpac Banking Corp.	2.250%	7/30/18	250	253
Westpac Banking Corp.	1.950%	11/23/18	1,000	1,008
Westpac Banking Corp.	2.250%	1/17/19	875	888
Westpac Banking Corp.	4.875%	11/19/19	930	1,027
Westpac Banking Corp.	2.600%	11/23/20	975	995

Brokerage (0.1%)
Affiliated Managers Group Inc.	4.250%	2/15/24	350	360
Affiliated Managers Group Inc.	3.500%	8/1/25	750	734
Ameriprise Financial Inc.	7.300%	6/28/19	200	233
Ameriprise Financial Inc.	5.300%	3/15/20	125	140
Ameriprise Financial Inc.	4.000%	10/15/23	725	768
Ameriprise Financial Inc.	3.700%	10/15/24	350	363
Apollo Investment Corp.	5.250%	3/3/25	200	200
BGC Partners Inc.	5.375%	12/9/19	175	182
BlackRock Inc.	6.250%	9/15/17	425	456
BlackRock Inc.	5.000%	12/10/19	475	531
BlackRock Inc.	4.250%	5/24/21	475	526
BlackRock Inc.	3.375%	6/1/22	475	504
BlackRock Inc.	3.500%	3/18/24	1,000	1,058
Brookfield Asset Management Inc.	4.000%	1/15/25	550	566
Brookfield Asset Management Inc.	7.375%	3/1/33	150	178

Charles Schwab Corp.	3.225%	9/1/22	1,225	1,282
CME Group Inc.	3.000%	9/15/22	875	909
CME Group Inc.	3.000%	3/15/25	300	303
CME Group Inc.	5.300%	9/15/43	325	386
E*TRADE Financial Corp.	5.375%	11/15/22	350	368
E*TRADE Financial Corp.	4.625%	9/15/23	300	299
Eaton Vance Corp.	3.625%	6/15/23	200	209
Franklin Resources Inc.	1.375%	9/15/17	175	175
Franklin Resources Inc.	4.625%	5/20/20	225	246
Franklin Resources Inc.	2.800%	9/15/22	575	581
Franklin Resources Inc.	2.850%	3/30/25	125	124
Intercontinental Exchange Inc.	2.500%	10/15/18	425	433
Intercontinental Exchange Inc.	2.750%	12/1/20	1,200	1,227
Intercontinental Exchange Inc.	4.000%	10/15/23	350	366
Intercontinental Exchange Inc.	3.750%	12/1/25	1,000	1,019
Invesco Finance plc	3.125%	11/30/22	500	509
Invesco Finance plc	4.000%	1/30/24	650	683
Invesco Finance plc	5.375%	11/30/43	725	815
Janus Capital Group Inc.	4.875%	8/1/25	250	265
Jefferies Group LLC	5.125%	4/13/18	320	331
Jefferies Group LLC	8.500%	7/15/19	455	519
Jefferies Group LLC	6.875%	4/15/21	620	698
Jefferies Group LLC	5.125%	1/20/23	300	303
Jefferies Group LLC	6.250%	1/15/36	320	309
Jefferies Group LLC	6.500%	1/20/43	250	229
Lazard Group LLC	6.850%	6/15/17	61	64
Lazard Group LLC	4.250%	11/14/20	75	78
Lazard Group LLC	3.750%	2/13/25	100	92
Legg Mason Inc.	2.700%	7/15/19	175	177
Legg Mason Inc.	3.950%	7/15/24	150	149
Legg Mason Inc.	4.750%	3/15/26	150	152
Legg Mason Inc.	5.625%	1/15/44	450	441
Leucadia National Corp.	5.500%	10/18/23	475	446
Leucadia National Corp.	6.625%	10/23/43	125	100
Nasdaq Inc.	5.550%	1/15/20	650	717
Nomura Holdings Inc.	2.750%	3/19/19	625	633
Nomura Holdings Inc.	6.700%	3/4/20	900	1,042
NYSE Euronext	2.000%	10/5/17	200	202
Stifel Financial Corp.	3.500%	12/1/20	175	175
Stifel Financial Corp.	4.250%	7/18/24	200	198
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	112
TD Ameritrade Holding Corp.	2.950%	4/1/22	600	612
TD Ameritrade Holding Corp.	3.625%	4/1/25	450	469

Finance Companies (0.1%)
Air Lease Corp.	5.625%	4/1/17	675	694
Air Lease Corp.	2.125%	1/15/18	300	295
Air Lease Corp.	3.375%	1/15/19	425	424
Air Lease Corp.	4.750%	3/1/20	275	287
Air Lease Corp.	3.875%	4/1/21	300	304
Air Lease Corp.	3.750%	2/1/22	1,975	1,955
Air Lease Corp.	4.250%	9/15/24	75	73
Ares Capital Corp.	4.875%	11/30/18	875	896
Ares Capital Corp.	3.875%	1/15/20	1,425	1,441
FS Investment Corp.	4.000%	7/15/19	250	251
FS Investment Corp.	4.750%	5/15/22	150	148
GATX Corp.	2.375%	7/30/18	150	150

GATX Corp.	2.500%	7/30/19	150	149
GATX Corp.	4.750%	6/15/22	275	293
GATX Corp.	3.250%	3/30/25	375	348
GATX Corp.	5.200%	3/15/44	150	145
GATX Corp.	4.500%	3/30/45	150	131
8 GE Capital International Funding Co.	0.964%	4/15/16	11,569	11,570
8 GE Capital International Funding Co.	2.342%	11/15/20	8,120	8,314
8 GE Capital International Funding Co.	3.373%	11/15/25	2,212	2,354
8 GE Capital International Funding Co.	4.418%	11/15/35	6,907	7,492
HSBC Finance Corp.	6.676%	1/15/21	2,811	3,226
8 International Lease Finance Corp.	7.125%	9/1/18	775	845
Prospect Capital Corp.	5.000%	7/15/19	175	158
Prospect Capital Corp.	5.875%	3/15/23	150	130

Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	106
AEGON Funding Co. LLC	5.750%	12/15/20	664	763
Aetna Inc.	1.500%	11/15/17	325	326
Aetna Inc.	2.200%	3/15/19	250	253
Aetna Inc.	3.950%	9/1/20	75	80
Aetna Inc.	4.125%	6/1/21	320	346
Aetna Inc.	2.750%	11/15/22	650	647
Aetna Inc.	3.500%	11/15/24	495	505
Aetna Inc.	6.625%	6/15/36	500	639
Aetna Inc.	6.750%	12/15/37	350	458
Aetna Inc.	4.500%	5/15/42	450	456
Aetna Inc.	4.125%	11/15/42	200	193
Aflac Inc.	2.400%	3/16/20	150	154
Aflac Inc.	4.000%	2/15/22	325	350
Aflac Inc.	3.625%	6/15/23	1,000	1,044
Aflac Inc.	3.625%	11/15/24	80	83
Aflac Inc.	3.250%	3/17/25	300	302
Aflac Inc.	6.900%	12/17/39	150	196
Aflac Inc.	6.450%	8/15/40	300	374
Alleghany Corp.	5.625%	9/15/20	100	111
Alleghany Corp.	4.950%	6/27/22	425	467
Alleghany Corp.	4.900%	9/15/44	375	364
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	650	651
Allied World Assurance Co. Ltd.	5.500%	11/15/20	200	220
Allstate Corp.	3.150%	6/15/23	550	567
Allstate Corp.	5.550%	5/9/35	105	124
Allstate Corp.	4.500%	6/15/43	425	467
5 Allstate Corp.	6.125%	5/15/67	165	161
5 Allstate Corp.	6.500%	5/15/67	700	758
Alterra Finance LLC	6.250%	9/30/20	95	108
American Financial Group Inc.	9.875%	6/15/19	100	121
American International Group Inc.	5.850%	1/16/18	600	642
American International Group Inc.	2.300%	7/16/19	650	657
American International Group Inc.	3.375%	8/15/20	425	439
American International Group Inc.	6.400%	12/15/20	1,160	1,348
American International Group Inc.	4.875%	6/1/22	1,425	1,568
American International Group Inc.	4.125%	2/15/24	650	676
American International Group Inc.	3.750%	7/10/25	550	552
American International Group Inc.	3.875%	1/15/35	800	714
American International Group Inc.	4.700%	7/10/35	325	322
American International Group Inc.	6.250%	5/1/36	600	698
American International Group Inc.	4.500%	7/16/44	1,275	1,203

American International Group Inc.	4.800%	7/10/45	450	444
American International Group Inc.	4.375%	1/15/55	525	458
5 American International Group Inc.	8.175%	5/15/68	400	499
Anthem Inc.	5.875%	6/15/17	250	263
Anthem Inc.	1.875%	1/15/18	425	426
Anthem Inc.	7.000%	2/15/19	145	164
Anthem Inc.	2.250%	8/15/19	550	553
Anthem Inc.	4.350%	8/15/20	450	485
Anthem Inc.	3.700%	8/15/21	445	468
Anthem Inc.	3.125%	5/15/22	550	553
Anthem Inc.	3.300%	1/15/23	750	758
Anthem Inc.	3.500%	8/15/24	525	530
Anthem Inc.	5.950%	12/15/34	300	345
Anthem Inc.	5.850%	1/15/36	150	171
Anthem Inc.	6.375%	6/15/37	630	760
Anthem Inc.	4.625%	5/15/42	575	568
Anthem Inc.	4.650%	1/15/43	650	644
Anthem Inc.	5.100%	1/15/44	400	421
Anthem Inc.	4.650%	8/15/44	525	520
Anthem Inc.	4.850%	8/15/54	175	172
Aon Corp.	5.000%	9/30/20	990	1,100
Aon Corp.	8.205%	1/1/27	50	64
Aon Corp.	6.250%	9/30/40	150	176
Aon plc	2.800%	3/15/21	550	556
Aon plc	4.000%	11/27/23	350	362
Aon plc	3.500%	6/14/24	425	426
Aon plc	4.450%	5/24/43	125	117
Aon plc	4.600%	6/14/44	625	610
Aon plc	4.750%	5/15/45	300	302
Arch Capital Group Ltd.	7.350%	5/1/34	500	654
Arch Capital Group US Inc.	5.144%	11/1/43	275	288
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	497
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	200	204
Assurant Inc.	4.000%	3/15/23	225	226
Assurant Inc.	6.750%	2/15/34	550	660
AXA SA	8.600%	12/15/30	830	1,094
Axis Specialty Finance LLC	5.875%	6/1/20	990	1,078
AXIS Specialty Finance plc	2.650%	4/1/19	150	151
AXIS Specialty Finance plc	5.150%	4/1/45	150	154
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	100	101
Berkshire Hathaway Finance Corp.	1.450%	3/7/18	550	555
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	175	176
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,480	2,702
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	525	536
Berkshire Hathaway Finance Corp.	1.700%	3/15/19	500	507
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	1,225	1,289
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	532
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	300	313
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	163
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	432
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	275	289
Berkshire Hathaway Inc.	3.000%	2/11/23	225	233
Berkshire Hathaway Inc.	2.750%	3/15/23	1,450	1,479
Berkshire Hathaway Inc.	3.125%	3/15/26	3,675	3,768
Berkshire Hathaway Inc.	4.500%	2/11/43	925	1,007
Brown & Brown Inc.	4.200%	9/15/24	300	302
Chubb Corp.	5.750%	5/15/18	395	434

Chubb Corp.	6.000%	5/11/37	375	484
5 Chubb Corp.	6.375%	3/29/67	1,035	900
CHUBB INA Holdings Inc.	5.700%	2/15/17	200	208
CHUBB INA Holdings Inc.	5.800%	3/15/18	50	54
CHUBB INA Holdings Inc.	5.900%	6/15/19	340	384
CHUBB INA Holdings Inc.	2.300%	11/3/20	250	255
CHUBB INA Holdings Inc.	2.875%	11/3/22	650	672
CHUBB INA Holdings Inc.	2.700%	3/13/23	350	353
CHUBB INA Holdings Inc.	3.350%	5/15/24	275	287
CHUBB INA Holdings Inc.	3.150%	3/15/25	700	719
CHUBB INA Holdings Inc.	3.350%	5/3/26	950	990
CHUBB INA Holdings Inc.	4.150%	3/13/43	225	234
CHUBB INA Holdings Inc.	4.350%	11/3/45	800	869
Cigna Corp.	5.125%	6/15/20	100	111
Cigna Corp.	4.375%	12/15/20	100	108
Cigna Corp.	4.500%	3/15/21	210	226
Cigna Corp.	4.000%	2/15/22	490	523
Cigna Corp.	3.250%	4/15/25	600	597
Cigna Corp.	6.150%	11/15/36	325	386
Cigna Corp.	5.875%	3/15/41	235	275
Cigna Corp.	5.375%	2/15/42	190	209
Cincinnati Financial Corp.	6.125%	11/1/34	325	379
CNA Financial Corp.	7.350%	11/15/19	1,102	1,273
CNA Financial Corp.	5.875%	8/15/20	145	162
CNA Financial Corp.	5.750%	8/15/21	175	196
Coventry Health Care Inc.	5.950%	3/15/17	250	261
Coventry Health Care Inc.	5.450%	6/15/21	390	441
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	173
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	294
First American Financial Corp.	4.300%	2/1/23	100	100
First American Financial Corp.	4.600%	11/15/24	350	357
Hartford Financial Services Group Inc.	6.300%	3/15/18	600	647
Hartford Financial Services Group Inc.	6.000%	1/15/19	300	331
Hartford Financial Services Group Inc.	5.125%	4/15/22	100	112
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	29
Hartford Financial Services Group Inc.	6.100%	10/1/41	500	581
Hartford Financial Services Group Inc.	4.300%	4/15/43	500	472
Horace Mann Educators Corp.	4.500%	12/1/25	200	207
Humana Inc.	7.200%	6/15/18	50	56
Humana Inc.	2.625%	10/1/19	150	152
Humana Inc.	3.150%	12/1/22	400	405
Humana Inc.	3.850%	10/1/24	450	464
Humana Inc.	8.150%	6/15/38	325	449
Humana Inc.	4.625%	12/1/42	265	256
Humana Inc.	4.950%	10/1/44	400	409
Infinity Property & Casualty Corp.	5.000%	9/19/22	1,100	1,159
Kemper Corp.	4.350%	2/15/25	500	506
Lincoln National Corp.	8.750%	7/1/19	325	387
Lincoln National Corp.	6.250%	2/15/20	305	341
Lincoln National Corp.	4.200%	3/15/22	325	341
Lincoln National Corp.	4.000%	9/1/23	225	229
Lincoln National Corp.	3.350%	3/9/25	200	192
Lincoln National Corp.	6.150%	4/7/36	350	394
Lincoln National Corp.	6.300%	10/9/37	25	28
Loews Corp.	2.625%	5/15/23	175	172
Loews Corp.	3.750%	4/1/26	750	765
Loews Corp.	6.000%	2/1/35	200	233

Loews Corp.	4.125%	5/15/43	475	451
Manulife Financial Corp.	4.900%	9/17/20	475	517
Manulife Financial Corp.	4.150%	3/4/26	725	742
Manulife Financial Corp.	5.375%	3/4/46	500	522
Markel Corp.	7.125%	9/30/19	125	145
Markel Corp.	4.900%	7/1/22	575	628
Markel Corp.	3.625%	3/30/23	175	177
Markel Corp.	5.000%	3/30/43	125	128
Markel Corp.	5.000%	4/5/46	350	350
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	225	229
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	100	101
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	504
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	545	602
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	370
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	350	356
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	384
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	900	1,077
MetLife Inc.	1.756%	12/15/17	425	428
MetLife Inc.	1.903%	12/15/17	225	227
MetLife Inc.	6.817%	8/15/18	580	647
MetLife Inc.	7.717%	2/15/19	105	122
MetLife Inc.	4.750%	2/8/21	305	339
MetLife Inc.	3.048%	12/15/22	725	736
MetLife Inc.	4.368%	9/15/23	500	545
MetLife Inc.	3.600%	4/10/24	750	775
MetLife Inc.	3.000%	3/1/25	500	491
MetLife Inc.	6.375%	6/15/34	505	630
MetLife Inc.	5.700%	6/15/35	675	787
MetLife Inc.	5.875%	2/6/41	440	529
MetLife Inc.	4.125%	8/13/42	475	454
MetLife Inc.	4.875%	11/13/43	600	640
MetLife Inc.	4.721%	12/15/44	1,200	1,250
MetLife Inc.	4.050%	3/1/45	1,000	943
MetLife Inc.	4.600%	5/13/46	5	5
5 MetLife Inc.	6.400%	12/15/66	1,505	1,552
Montpelier Re Holdings Ltd.	4.700%	10/15/22	25	26
Old Republic International Corp.	4.875%	10/1/24	450	466
OneBeacon US Holdings Inc.	4.600%	11/9/22	350	355
PartnerRe Finance B LLC	5.500%	6/1/20	200	221
Principal Financial Group Inc.	8.875%	5/15/19	410	487
Principal Financial Group Inc.	3.125%	5/15/23	200	197
Principal Financial Group Inc.	6.050%	10/15/36	200	238
Principal Financial Group Inc.	4.350%	5/15/43	125	120
5 Principal Financial Group Inc.	4.700%	5/15/55	500	486
ProAssurance Corp.	5.300%	11/15/23	100	109
Progressive Corp.	3.750%	8/23/21	2,445	2,631
Progressive Corp.	6.625%	3/1/29	150	196
Progressive Corp.	3.700%	1/26/45	250	239
5 Progressive Corp.	6.700%	6/15/67	425	405
Protective Life Corp.	7.375%	10/15/19	100	116
Protective Life Corp.	8.450%	10/15/39	175	235
Prudential Financial Inc.	6.000%	12/1/17	675	722
Prudential Financial Inc.	2.300%	8/15/18	825	836
Prudential Financial Inc.	7.375%	6/15/19	455	526
Prudential Financial Inc.	2.350%	8/15/19	225	227
Prudential Financial Inc.	5.375%	6/21/20	430	480
Prudential Financial Inc.	4.500%	11/15/20	75	81

Prudential Financial Inc.	3.500%	5/15/24	450	458
Prudential Financial Inc.	5.750%	7/15/33	1,545	1,737
Prudential Financial Inc.	5.400%	6/13/35	295	319
Prudential Financial Inc.	5.900%	3/17/36	775	888
Prudential Financial Inc.	5.700%	12/14/36	505	567
Prudential Financial Inc.	6.625%	12/1/37	500	613
Prudential Financial Inc.	6.625%	6/21/40	250	305
Prudential Financial Inc.	5.625%	5/12/41	105	116
5 Prudential Financial Inc.	5.875%	9/15/42	525	548
5 Prudential Financial Inc.	5.625%	6/15/43	975	990
Prudential Financial Inc.	5.100%	8/15/43	225	233
Prudential Financial Inc.	4.600%	5/15/44	1,500	1,507
5 Prudential Financial Inc.	5.375%	5/15/45	650	642
Reinsurance Group of America Inc.	6.450%	11/15/19	275	308
Reinsurance Group of America Inc.	5.000%	6/1/21	250	271
Reinsurance Group of America Inc.	4.700%	9/15/23	250	264
StanCorp Financial Group Inc.	5.000%	8/15/22	50	54
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	250	320
Torchmark Corp.	3.800%	9/15/22	200	204
Transatlantic Holdings Inc.	8.000%	11/30/39	625	842
Travelers Cos. Inc.	5.800%	5/15/18	910	989
Travelers Cos. Inc.	3.900%	11/1/20	330	359
Travelers Cos. Inc.	6.750%	6/20/36	475	650
Travelers Cos. Inc.	6.250%	6/15/37	145	194
Travelers Cos. Inc.	5.350%	11/1/40	130	160
Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,129
Travelers Cos. Inc.	4.300%	8/25/45	250	270
Trinity Acquisition plc	6.125%	8/15/43	525	579
UnitedHealth Group Inc.	6.000%	6/15/17	875	925
UnitedHealth Group Inc.	1.450%	7/17/17	750	754
UnitedHealth Group Inc.	6.000%	2/15/18	1,460	1,585
UnitedHealth Group Inc.	1.900%	7/16/18	1,000	1,015
UnitedHealth Group Inc.	1.625%	3/15/19	325	328
UnitedHealth Group Inc.	2.300%	12/15/19	50	51
UnitedHealth Group Inc.	2.700%	7/15/20	950	987
UnitedHealth Group Inc.	4.700%	2/15/21	165	186
UnitedHealth Group Inc.	3.375%	11/15/21	105	112
UnitedHealth Group Inc.	2.875%	12/15/21	500	521
UnitedHealth Group Inc.	2.875%	3/15/22	525	543
UnitedHealth Group Inc.	3.350%	7/15/22	1,550	1,649
UnitedHealth Group Inc.	2.750%	2/15/23	400	405
UnitedHealth Group Inc.	2.875%	3/15/23	200	205
UnitedHealth Group Inc.	3.750%	7/15/25	2,000	2,157
UnitedHealth Group Inc.	4.625%	7/15/35	300	334
UnitedHealth Group Inc.	6.500%	6/15/37	200	269
UnitedHealth Group Inc.	6.625%	11/15/37	325	444
UnitedHealth Group Inc.	6.875%	2/15/38	1,405	1,974
UnitedHealth Group Inc.	5.950%	2/15/41	240	313
UnitedHealth Group Inc.	4.625%	11/15/41	1,050	1,167
UnitedHealth Group Inc.	4.375%	3/15/42	325	349
UnitedHealth Group Inc.	3.950%	10/15/42	400	401
UnitedHealth Group Inc.	4.250%	3/15/43	75	79
UnitedHealth Group Inc.	4.750%	7/15/45	1,325	1,520
Unum Group	5.625%	9/15/20	50	55
Unum Group	4.000%	3/15/24	200	198
Unum Group	5.750%	8/15/42	200	211
Validus Holdings Ltd.	8.875%	1/26/40	150	193

Voya Financial Inc.	2.900%	2/15/18	675	685
Voya Financial Inc.	5.500%	7/15/22	525	588
Voya Financial Inc.	5.700%	7/15/43	350	398
Willis Towers Watson PLC	5.750%	3/15/21	265	295
WR Berkley Corp.	5.375%	9/15/20	50	55
WR Berkley Corp.	4.625%	3/15/22	225	242
XLIT Ltd.	5.750%	10/1/21	545	620
XLIT Ltd.	6.375%	11/15/24	100	116
XLIT Ltd.	4.450%	3/31/25	200	198
XLIT Ltd.	5.250%	12/15/43	100	103
XLIT Ltd.	5.500%	3/31/45	300	287

Other Finance (0.0%)
XTRA Finance Corp.	5.150%	4/1/17	575	599

Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	250	250
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	324
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	76
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	307
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	201
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	250	256
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	250	257
AvalonBay Communities Inc.	2.850%	3/15/23	200	198
AvalonBay Communities Inc.	4.200%	12/15/23	175	189
AvalonBay Communities Inc.	3.500%	11/15/24	250	259
AvalonBay Communities Inc.	3.450%	6/1/25	1,300	1,337
Boston Properties LP	3.700%	11/15/18	920	962
Boston Properties LP	5.625%	11/15/20	325	370
Boston Properties LP	4.125%	5/15/21	190	204
Boston Properties LP	3.850%	2/1/23	950	998
Boston Properties LP	3.125%	9/1/23	1,375	1,384
Brandywine Operating Partnership LP	4.950%	4/15/18	725	756
Brandywine Operating Partnership LP	4.100%	10/1/24	250	248
Brandywine Operating Partnership LP	4.550%	10/1/29	175	173
Brixmor Operating Partnership LP	3.850%	2/1/25	1,475	1,367
Camden Property Trust	4.250%	1/15/24	1,100	1,172
CBL & Associates LP	5.250%	12/1/23	600	570
CBL & Associates LP	4.600%	10/15/24	175	159
Columbia Property Trust Operating Partnership
LP	4.150%	4/1/25	100	101
Corporate Office Properties LP	3.700%	6/15/21	100	99
Corporate Office Properties LP	3.600%	5/15/23	200	188
CubeSmart LP	4.375%	12/15/23	350	369
CubeSmart LP	4.000%	11/15/25	160	163
DCT Industrial Operating Partnership LP	4.500%	10/15/23	200	206
DDR Corp.	7.875%	9/1/20	500	601
DDR Corp.	3.500%	1/15/21	225	230
DDR Corp.	4.625%	7/15/22	500	529
DDR Corp.	3.375%	5/15/23	400	388
DDR Corp.	4.250%	2/1/26	250	253
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,310
Digital Realty Trust LP	3.950%	7/1/22	900	923
Digital Realty Trust LP	3.625%	10/1/22	1,580	1,572
Duke Realty LP	3.625%	4/15/23	875	880

EPR Properties	5.750%	8/15/22	75	81
EPR Properties	5.250%	7/15/23	400	409
EPR Properties	4.500%	4/1/25	300	291
Equity CommonWealth	6.650%	1/15/18	1,175	1,236
ERP Operating LP	5.750%	6/15/17	171	180
ERP Operating LP	2.375%	7/1/19	375	378
ERP Operating LP	4.750%	7/15/20	215	235
ERP Operating LP	4.625%	12/15/21	69	77
ERP Operating LP	3.000%	4/15/23	625	634
ERP Operating LP	3.375%	6/1/25	350	361
ERP Operating LP	4.500%	7/1/44	550	582
ERP Operating LP	4.500%	6/1/45	350	371
Essex Portfolio LP	3.375%	1/15/23	1,150	1,169
Essex Portfolio LP	3.250%	5/1/23	50	50
Essex Portfolio LP	3.500%	4/1/25	200	200
Federal Realty Investment Trust	3.000%	8/1/22	175	178
Federal Realty Investment Trust	2.750%	6/1/23	325	321
Federal Realty Investment Trust	4.500%	12/1/44	1,000	1,048
HCP Inc.	5.625%	5/1/17	25	26
HCP Inc.	2.625%	2/1/20	1,800	1,776
HCP Inc.	5.375%	2/1/21	360	394
HCP Inc.	3.150%	8/1/22	150	144
HCP Inc.	4.000%	12/1/22	2,000	2,008
HCP Inc.	3.400%	2/1/25	400	368
HCP Inc.	6.750%	2/1/41	175	201
Healthcare Realty Trust Inc.	5.750%	1/15/21	145	161
Healthcare Realty Trust Inc.	3.750%	4/15/23	100	98
Healthcare Realty Trust Inc.	3.875%	5/1/25	375	364
Healthcare Trust of America Holdings LP	3.375%	7/15/21	175	177
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	98
Highwoods Realty LP	3.200%	6/15/21	500	499
Hospitality Properties Trust	6.700%	1/15/18	1,000	1,051
Hospitality Properties Trust	4.250%	2/15/21	400	406
Hospitality Properties Trust	4.650%	3/15/24	100	98
Hospitality Properties Trust	4.500%	3/15/25	125	120
Hospitality Properties Trust	5.250%	2/15/26	100	100
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,233
Host Hotels & Resorts LP	3.750%	10/15/23	240	234
Host Hotels & Resorts LP	4.000%	6/15/25	175	169
Kilroy Realty LP	4.800%	7/15/18	800	840
Kilroy Realty LP	3.800%	1/15/23	100	102
Kimco Realty Corp.	5.700%	5/1/17	375	391
Kimco Realty Corp.	6.875%	10/1/19	50	58
Kimco Realty Corp.	3.200%	5/1/21	500	512
Kimco Realty Corp.	3.125%	6/1/23	550	545
Lexington Realty Trust	4.400%	6/15/24	200	202
Liberty Property LP	3.375%	6/15/23	575	565
Liberty Property LP	4.400%	2/15/24	325	343
Liberty Property LP	3.750%	4/1/25	725	724
Mack-Cali Realty LP	7.750%	8/15/19	750	824
Mack-Cali Realty LP	4.500%	4/18/22	225	228
Mid-America Apartments LP	4.300%	10/15/23	350	369
Mid-America Apartments LP	3.750%	6/15/24	200	203
National Retail Properties Inc.	6.875%	10/15/17	25	27
National Retail Properties Inc.	3.800%	10/15/22	500	517
National Retail Properties Inc.	3.900%	6/15/24	275	282
National Retail Properties Inc.	4.000%	11/15/25	450	463

Omega Healthcare Investors Inc.	4.950%	4/1/24	275	279
Omega Healthcare Investors Inc.	4.500%	1/15/25	175	172
Omega Healthcare Investors Inc.	5.250%	1/15/26	2,250	2,287
Omega Healthcare Investors Inc.	4.500%	4/1/27	1,000	953
Piedmont Operating Partnership LP	3.400%	6/1/23	125	121
Piedmont Operating Partnership LP	4.450%	3/15/24	275	278
Post Apartment Homes LP	3.375%	12/1/22	100	100
ProLogis LP	2.750%	2/15/19	875	893
Realty Income Corp.	2.000%	1/31/18	575	577
Realty Income Corp.	6.750%	8/15/19	935	1,066
Realty Income Corp.	3.250%	10/15/22	100	101
Realty Income Corp.	3.875%	7/15/24	250	254
Realty Income Corp.	4.125%	10/15/26	125	129
Regency Centers LP	3.750%	6/15/24	525	537
Retail Opportunity Investments Partnership LP	5.000%	12/15/23	150	154
Retail Properties of America Inc.	4.000%	3/15/25	475	449
Select Income REIT	2.850%	2/1/18	175	175
Select Income REIT	4.150%	2/1/22	225	223
Select Income REIT	4.500%	2/1/25	250	238
Senior Housing Properties Trust	3.250%	5/1/19	475	473
Senior Housing Properties Trust	4.750%	5/1/24	175	170
Simon Property Group LP	2.150%	9/15/17	200	202
Simon Property Group LP	2.200%	2/1/19	2,700	2,747
Simon Property Group LP	5.650%	2/1/20	1,250	1,412
Simon Property Group LP	4.375%	3/1/21	555	611
Simon Property Group LP	4.125%	12/1/21	525	575
Simon Property Group LP	3.375%	3/15/22	250	264
Simon Property Group LP	2.750%	2/1/23	400	404
Simon Property Group LP	3.750%	2/1/24	500	535
Simon Property Group LP	3.300%	1/15/26	100	104
Simon Property Group LP	6.750%	2/1/40	300	408
Simon Property Group LP	4.750%	3/15/42	225	246
Tanger Properties LP	3.875%	12/1/23	125	128
Tanger Properties LP	3.750%	12/1/24	200	202
UDR Inc.	4.250%	6/1/18	400	420
UDR Inc.	3.700%	10/1/20	150	158
UDR Inc.	4.625%	1/10/22	125	136
Ventas Realty LP	3.750%	5/1/24	200	200
Ventas Realty LP	5.700%	9/30/43	450	497
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	325	325
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	575	604
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	25
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	275
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	149
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	502
Vornado Realty LP	2.500%	6/30/19	275	279
Washington Prime Group LP	3.850%	4/1/20	200	205
Washington REIT	4.950%	10/1/20	125	134
Washington REIT	3.950%	10/15/22	100	101
Weingarten Realty Investors	3.375%	10/15/22	200	199
Weingarten Realty Investors	3.500%	4/15/23	250	246
Weingarten Realty Investors	4.450%	1/15/24	75	78
Welltower Inc.	4.700%	9/15/17	50	52
Welltower Inc.	2.250%	3/15/18	575	579
Welltower Inc.	4.125%	4/1/19	300	315
Welltower Inc.	4.950%	1/15/21	750	816
Welltower Inc.	5.250%	1/15/22	425	465

Welltower Inc.	3.750%	3/15/23	325	324
Welltower Inc.	4.500%	1/15/24	125	130
Welltower Inc.	4.000%	6/1/25	1,125	1,127
Welltower Inc.	4.250%	4/1/26	450	456
Welltower Inc.	6.500%	3/15/41	200	237
Welltower Inc.	5.125%	3/15/43	175	179
WP Carey Inc.	4.600%	4/1/24	300	305
WP Carey Inc.	4.000%	2/1/25	200	188
				925,511
Industrial (6.6%)
Basic Industry (0.4%)
Agrium Inc.	6.750%	1/15/19	1,350	1,498
Agrium Inc.	3.150%	10/1/22	2,310	2,315
Agrium Inc.	3.500%	6/1/23	275	273
Agrium Inc.	3.375%	3/15/25	250	242
Agrium Inc.	4.125%	3/15/35	250	211
Agrium Inc.	4.900%	6/1/43	125	119
Agrium Inc.	5.250%	1/15/45	500	504
Air Products & Chemicals Inc.	1.200%	10/15/17	225	225
Air Products & Chemicals Inc.	3.000%	11/3/21	190	198
Air Products & Chemicals Inc.	2.750%	2/3/23	200	201
Air Products & Chemicals Inc.	3.350%	7/31/24	700	734
Airgas Inc.	3.050%	8/1/20	200	205
Airgas Inc.	3.650%	7/15/24	750	767
Albemarle Corp.	3.000%	12/1/19	250	250
Albemarle Corp.	4.500%	12/15/20	50	52
Albemarle Corp.	4.150%	12/1/24	300	297
Albemarle Corp.	5.450%	12/1/44	325	311
Barrick Gold Corp.	4.100%	5/1/23	330	323
Barrick Gold Corp.	5.250%	4/1/42	500	423
Barrick North America Finance LLC	4.400%	5/30/21	915	938
Barrick North America Finance LLC	7.500%	9/15/38	25	25
Barrick North America Finance LLC	5.700%	5/30/41	750	655
Barrick North America Finance LLC	5.750%	5/1/43	500	452
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	100	90
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	363
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	300	300
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	450	506
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	600	616
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	1,025	1,021
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	775	797
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,087
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,500	1,531
Braskem Finance Ltd.	6.450%	2/3/24	200	188
Cabot Corp.	2.550%	1/15/18	550	560
Cabot Corp.	3.700%	7/15/22	50	50
Carpenter Technology Corp.	5.200%	7/15/21	575	575
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	200	209
CF Industries Inc.	6.875%	5/1/18	475	514
CF Industries Inc.	7.125%	5/1/20	825	936
CF Industries Inc.	3.450%	6/1/23	525	507
CF Industries Inc.	5.150%	3/15/34	1,000	941
CF Industries Inc.	4.950%	6/1/43	375	328
CF Industries Inc.	5.375%	3/15/44	500	462
Domtar Corp.	6.250%	9/1/42	50	49
Domtar Corp.	6.750%	2/15/44	400	402
Dow Chemical Co.	8.550%	5/15/19	1,810	2,153

Dow Chemical Co.	4.250%	11/15/20	1,630	1,777
Dow Chemical Co.	4.125%	11/15/21	185	202
Dow Chemical Co.	3.000%	11/15/22	700	717
Dow Chemical Co.	3.500%	10/1/24	600	619
Dow Chemical Co.	7.375%	11/1/29	100	128
Dow Chemical Co.	4.250%	10/1/34	350	339
Dow Chemical Co.	9.400%	5/15/39	760	1,153
Dow Chemical Co.	5.250%	11/15/41	375	398
Dow Chemical Co.	4.375%	11/15/42	900	868
Eastman Chemical Co.	2.400%	6/1/17	1,000	1,009
Eastman Chemical Co.	5.500%	11/15/19	1,100	1,219
Eastman Chemical Co.	2.700%	1/15/20	400	409
Eastman Chemical Co.	3.600%	8/15/22	650	677
Eastman Chemical Co.	4.800%	9/1/42	400	380
Eastman Chemical Co.	4.650%	10/15/44	1,000	962
Ecolab Inc.	1.450%	12/8/17	225	224
Ecolab Inc.	1.550%	1/12/18	500	501
Ecolab Inc.	2.000%	1/14/19	200	203
Ecolab Inc.	2.250%	1/12/20	200	202
Ecolab Inc.	4.350%	12/8/21	50	55
Ecolab Inc.	3.250%	1/14/23	200	205
Ecolab Inc.	5.500%	12/8/41	625	715
EI du Pont de Nemours & Co.	6.000%	7/15/18	700	771
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	329
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,420	1,511
EI du Pont de Nemours & Co.	4.250%	4/1/21	350	385
EI du Pont de Nemours & Co.	2.800%	2/15/23	75	75
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	620
EI du Pont de Nemours & Co.	4.900%	1/15/41	450	477
EI du Pont de Nemours & Co.	4.150%	2/15/43	125	118
Fibria Overseas Finance Ltd.	5.250%	5/12/24	250	244
FMC Corp.	3.950%	2/1/22	150	154
FMC Corp.	4.100%	2/1/24	750	777
Georgia-Pacific LLC	8.875%	5/15/31	1,200	1,716
Glencore Canada Corp.	5.500%	6/15/17	250	252
Goldcorp Inc.	2.125%	3/15/18	1,100	1,081
Goldcorp Inc.	3.700%	3/15/23	600	588
Goldcorp Inc.	5.450%	6/9/44	50	46
International Flavors & Fragrances Inc.	3.200%	5/1/23	50	50
International Paper Co.	7.500%	8/15/21	910	1,091
International Paper Co.	4.750%	2/15/22	413	455
International Paper Co.	3.650%	6/15/24	400	405
International Paper Co.	3.800%	1/15/26	350	357
International Paper Co.	5.000%	9/15/35	150	155
International Paper Co.	7.300%	11/15/39	805	952
International Paper Co.	6.000%	11/15/41	300	325
International Paper Co.	4.800%	6/15/44	500	478
International Paper Co.	5.150%	5/15/46	525	529
LYB International Finance BV	4.000%	7/15/23	500	524
LYB International Finance BV	5.250%	7/15/43	500	517
LYB International Finance BV	4.875%	3/15/44	400	398
LyondellBasell Industries NV	5.000%	4/15/19	1,700	1,816
LyondellBasell Industries NV	6.000%	11/15/21	475	539
LyondellBasell Industries NV	4.625%	2/26/55	950	845
Meadwestvaco Corp.	7.950%	2/15/31	300	374
Monsanto Co.	1.150%	6/30/17	300	299
Monsanto Co.	2.125%	7/15/19	800	807

Monsanto Co.	2.750%	7/15/21	600	613
Monsanto Co.	2.200%	7/15/22	175	172
Monsanto Co.	3.375%	7/15/24	700	712
Monsanto Co.	2.850%	4/15/25	250	243
Monsanto Co.	4.200%	7/15/34	400	381
Monsanto Co.	5.875%	4/15/38	375	429
Monsanto Co.	3.600%	7/15/42	250	204
Monsanto Co.	4.400%	7/15/44	1,250	1,162
Monsanto Co.	3.950%	4/15/45	1,300	1,129
Monsanto Co.	4.700%	7/15/64	600	518
Mosaic Co.	3.750%	11/15/21	115	120
Mosaic Co.	4.250%	11/15/23	1,500	1,567
Mosaic Co.	5.450%	11/15/33	100	103
Mosaic Co.	4.875%	11/15/41	130	122
Mosaic Co.	5.625%	11/15/43	150	156
Newmont Mining Corp.	5.125%	10/1/19	475	509
Newmont Mining Corp.	5.875%	4/1/35	325	311
Newmont Mining Corp.	6.250%	10/1/39	500	500
Newmont Mining Corp.	4.875%	3/15/42	950	815
Nucor Corp.	5.750%	12/1/17	385	410
Nucor Corp.	5.850%	6/1/18	875	945
Nucor Corp.	4.125%	9/15/22	200	208
Nucor Corp.	4.000%	8/1/23	325	339
Nucor Corp.	6.400%	12/1/37	325	361
Nucor Corp.	5.200%	8/1/43	400	408
Packaging Corp. of America	3.900%	6/15/22	275	283
Packaging Corp. of America	4.500%	11/1/23	425	447
Packaging Corp. of America	3.650%	9/15/24	500	499
Placer Dome Inc.	6.450%	10/15/35	375	349
Plum Creek Timberlands LP	4.700%	3/15/21	275	296
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	675	688
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,315
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	250	241
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	200	225
PPG Industries Inc.	2.300%	11/15/19	700	710
Praxair Inc.	4.500%	8/15/19	175	191
Praxair Inc.	4.050%	3/15/21	875	960
Praxair Inc.	3.000%	9/1/21	325	342
Praxair Inc.	2.450%	2/15/22	850	875
Praxair Inc.	2.650%	2/5/25	500	498
Praxair Inc.	3.550%	11/7/42	300	277
Rayonier Inc.	3.750%	4/1/22	125	124
Reliance Steel & Aluminum Co.	4.500%	4/15/23	225	217
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	339
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	454
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,633
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,269
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	310	321
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	186
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	1,000	1,037
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	3,200	3,127
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	265
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	575
Rio Tinto Finance USA plc	2.000%	3/22/17	375	374
Rio Tinto Finance USA plc	2.250%	12/14/18	500	499
Rio Tinto Finance USA plc	3.500%	3/22/22	200	201
Rio Tinto Finance USA plc	4.750%	3/22/42	625	608

Rohm & Haas Co.	7.850%	7/15/29	300	399
RPM International Inc.	6.125%	10/15/19	75	83
RPM International Inc.	3.450%	11/15/22	250	246
Sherwin-Williams Co.	3.450%	8/1/25	900	912
Sherwin-Williams Co.	4.550%	8/1/45	270	272
Southern Copper Corp.	5.375%	4/16/20	200	213
Southern Copper Corp.	3.875%	4/23/25	350	335
Southern Copper Corp.	7.500%	7/27/35	2,025	2,091
Southern Copper Corp.	6.750%	4/16/40	250	243
Southern Copper Corp.	5.875%	4/23/45	1,050	927
Syngenta Finance NV	3.125%	3/28/22	250	250
Syngenta Finance NV	4.375%	3/28/42	150	134
The Dow Chemical Company	4.625%	10/1/44	500	502
Vale Canada Ltd.	7.200%	9/15/32	100	71
Vale Overseas Ltd.	5.625%	9/15/19	1,050	1,026
Vale Overseas Ltd.	4.375%	1/11/22	1,045	890
Vale Overseas Ltd.	8.250%	1/17/34	375	345
Vale Overseas Ltd.	6.875%	11/21/36	1,285	1,015
Vale Overseas Ltd.	6.875%	11/10/39	860	671
Vale SA	5.625%	9/11/42	1,700	1,198
Valspar Corp.	7.250%	6/15/19	350	400
Valspar Corp.	4.200%	1/15/22	25	26
Valspar Corp.	3.950%	1/15/26	600	622
Westlake Chemical Corp.	3.600%	7/15/22	50	50
WestRock MWV LLC	8.200%	1/15/30	500	644
WestRock RKT Co.	3.500%	3/1/20	1,725	1,751
WestRock RKT Co.	4.900%	3/1/22	250	269
Weyerhaeuser Co.	7.375%	10/1/19	1,075	1,235
Weyerhaeuser Co.	8.500%	1/15/25	150	195
Weyerhaeuser Co.	7.375%	3/15/32	625	763
Weyerhaeuser Co.	6.875%	12/15/33	125	146
Worthington Industries Inc.	4.550%	4/15/26	100	100
Yamana Gold Inc.	4.950%	7/15/24	640	541

Capital Goods (0.6%)
3M Co.	1.375%	8/7/18	325	329
3M Co.	2.000%	8/7/20	325	333
3M Co.	3.000%	8/7/25	350	374
3M Co.	6.375%	2/15/28	350	473
3M Co.	5.700%	3/15/37	255	332
ABB Finance USA Inc.	1.625%	5/8/17	100	101
ABB Finance USA Inc.	2.875%	5/8/22	375	383
ABB Finance USA Inc.	4.375%	5/8/42	150	158
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	222
Boeing Capital Corp.	4.700%	10/27/19	125	138
Boeing Co.	0.950%	5/15/18	125	125
Boeing Co.	6.000%	3/15/19	1,550	1,759
Boeing Co.	4.875%	2/15/20	525	591
Boeing Co.	1.650%	10/30/20	350	350
Boeing Co.	2.200%	10/30/22	2,000	1,996
Boeing Co.	2.600%	10/30/25	1,300	1,322
Boeing Co.	6.625%	2/15/38	100	141
Boeing Co.	6.875%	3/15/39	250	363
Boeing Co.	5.875%	2/15/40	295	391
Boeing Co.	3.500%	3/1/45	300	287
Carlisle Cos. Inc.	3.750%	11/15/22	175	179
Caterpillar Financial Services Corp.	1.500%	2/23/18	1,100	1,107

Caterpillar Financial Services Corp.	1.300%	3/1/18	825	823
Caterpillar Financial Services Corp.	5.450%	4/15/18	875	950
Caterpillar Financial Services Corp.	1.800%	11/13/18	550	558
Caterpillar Financial Services Corp.	7.150%	2/15/19	1,235	1,415
Caterpillar Financial Services Corp.	2.100%	6/9/19	500	511
Caterpillar Financial Services Corp.	2.250%	12/1/19	300	307
Caterpillar Financial Services Corp.	2.000%	3/5/20	750	754
Caterpillar Financial Services Corp.	2.500%	11/13/20	500	514
Caterpillar Financial Services Corp.	2.750%	8/20/21	200	206
Caterpillar Financial Services Corp.	3.300%	6/9/24	730	752
Caterpillar Financial Services Corp.	3.250%	12/1/24	200	208
Caterpillar Inc.	1.500%	6/26/17	450	453
Caterpillar Inc.	3.900%	5/27/21	720	789
Caterpillar Inc.	2.600%	6/26/22	125	126
Caterpillar Inc.	3.400%	5/15/24	750	787
Caterpillar Inc.	6.050%	8/15/36	895	1,158
Caterpillar Inc.	3.803%	8/15/42	929	899
Caterpillar Inc.	4.300%	5/15/44	1,000	1,043
Crane Co.	2.750%	12/15/18	550	557
Crane Co.	4.450%	12/15/23	400	418
CRH America Inc.	5.750%	1/15/21	885	1,002
Danaher Corp.	1.650%	9/15/18	600	609
Danaher Corp.	2.400%	9/15/20	600	619
Danaher Corp.	3.900%	6/23/21	750	821
Danaher Corp.	3.350%	9/15/25	500	532
Danaher Corp.	4.375%	9/15/45	1,200	1,337
Deere & Co.	2.600%	6/8/22	700	714
Deere & Co.	5.375%	10/16/29	455	547
Deere & Co.	8.100%	5/15/30	150	221
Deere & Co.	7.125%	3/3/31	400	554
Deere & Co.	3.900%	6/9/42	500	501
Dover Corp.	4.300%	3/1/21	145	159
Dover Corp.	6.600%	3/15/38	350	473
Dover Corp.	5.375%	3/1/41	480	590
Eaton Corp.	1.500%	11/2/17	200	200
Eaton Corp.	5.600%	5/15/18	550	595
Eaton Corp.	2.750%	11/2/22	575	576
Eaton Corp.	4.000%	11/2/32	815	819
Eaton Corp.	4.150%	11/2/42	75	75
Eaton Electric Holdings LLC	3.875%	12/15/20	150	158
Emerson Electric Co.	5.250%	10/15/18	525	577
Emerson Electric Co.	4.875%	10/15/19	275	303
Emerson Electric Co.	4.250%	11/15/20	25	27
Emerson Electric Co.	2.625%	12/1/21	450	461
Emerson Electric Co.	2.625%	2/15/23	300	303
Emerson Electric Co.	3.150%	6/1/25	450	463
Emerson Electric Co.	6.000%	8/15/32	150	185
Emerson Electric Co.	6.125%	4/15/39	125	162
Emerson Electric Co.	5.250%	11/15/39	135	159
Exelis Inc.	4.250%	10/1/16	225	228
Exelis Inc.	5.550%	10/1/21	200	223
Flowserve Corp.	3.500%	9/15/22	1,125	1,116
Flowserve Corp.	4.000%	11/15/23	375	385
Fortune Brands Home & Security Inc.	3.000%	6/15/20	275	278
Fortune Brands Home & Security Inc.	4.000%	6/15/25	250	255
General Dynamics Corp.	1.000%	11/15/17	1,100	1,105
General Dynamics Corp.	3.875%	7/15/21	250	271

General Dynamics Corp.	2.250%	11/15/22	900	913
General Dynamics Corp.	3.600%	11/15/42	125	125
General Electric Capital Corp.	6.000%	8/7/19	1,283	1,477
General Electric Capital Corp.	2.100%	12/11/19	100	102
General Electric Capital Corp.	5.500%	1/8/20	2,739	3,141
General Electric Capital Corp.	2.200%	1/9/20	644	663
General Electric Capital Corp.	5.550%	5/4/20	780	897
General Electric Capital Corp.	4.375%	9/16/20	806	899
General Electric Capital Corp.	4.625%	1/7/21	490	554
General Electric Capital Corp.	5.300%	2/11/21	714	828
General Electric Capital Corp.	4.650%	10/17/21	1,369	1,563
General Electric Capital Corp.	3.150%	9/7/22	318	340
General Electric Capital Corp.	3.100%	1/9/23	841	892
General Electric Capital Corp.	3.450%	5/15/24	338	366
General Electric Capital Corp.	6.750%	3/15/32	1,885	2,572
General Electric Capital Corp.	6.150%	8/7/37	573	771
General Electric Capital Corp.	5.875%	1/14/38	1,887	2,446
General Electric Capital Corp.	6.875%	1/10/39	1,305	1,884
General Electric Co.	5.250%	12/6/17	2,040	2,186
General Electric Co.	2.700%	10/9/22	1,900	1,976
General Electric Co.	3.375%	3/11/24	2,000	2,147
General Electric Co.	4.125%	10/9/42	2,050	2,153
General Electric Co.	4.500%	3/11/44	1,400	1,565
Harris Corp.	1.999%	4/27/18	225	224
Harris Corp.	2.700%	4/27/20	250	250
Harris Corp.	4.400%	12/15/20	1,700	1,815
Harris Corp.	3.832%	4/27/25	550	567
Harris Corp.	4.854%	4/27/35	350	364
Harris Corp.	6.150%	12/15/40	25	30
Harris Corp.	5.054%	4/27/45	325	347
Honeywell International Inc.	5.300%	3/15/17	275	287
Honeywell International Inc.	5.300%	3/1/18	650	703
Honeywell International Inc.	5.000%	2/15/19	105	116
Honeywell International Inc.	4.250%	3/1/21	805	901
Honeywell International Inc.	3.350%	12/1/23	1,325	1,411
Honeywell International Inc.	5.700%	3/15/37	105	133
Honeywell International Inc.	5.375%	3/1/41	1,855	2,319
Hubbell Inc.	3.350%	3/1/26	300	300
Illinois Tool Works Inc.	6.250%	4/1/19	450	512
Illinois Tool Works Inc.	3.375%	9/15/21	105	112
Illinois Tool Works Inc.	3.500%	3/1/24	430	464
Illinois Tool Works Inc.	4.875%	9/15/41	105	121
Illinois Tool Works Inc.	3.900%	9/1/42	1,225	1,239
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	550	607
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	125	128
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	250	270
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	325	387
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	100	102
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	250	257
John Deere Capital Corp.	2.800%	9/18/17	550	562
John Deere Capital Corp.	1.200%	10/10/17	475	476
John Deere Capital Corp.	1.350%	1/16/18	1,500	1,507
John Deere Capital Corp.	1.750%	8/10/18	325	328
John Deere Capital Corp.	5.750%	9/10/18	530	587
John Deere Capital Corp.	1.950%	1/8/19	900	913
John Deere Capital Corp.	2.250%	4/17/19	150	152
John Deere Capital Corp.	1.700%	1/15/20	1,975	1,971

John Deere Capital Corp.	2.050%	3/10/20	750	752
John Deere Capital Corp.	2.450%	9/11/20	275	282
John Deere Capital Corp.	3.900%	7/12/21	125	136
John Deere Capital Corp.	3.150%	10/15/21	305	321
John Deere Capital Corp.	2.750%	3/15/22	75	77
John Deere Capital Corp.	2.800%	1/27/23	275	278
John Deere Capital Corp.	2.800%	3/6/23	2,000	2,034
John Deere Capital Corp.	3.350%	6/12/24	700	730
John Deere Capital Corp.	3.400%	9/11/25	325	343
Kennametal Inc.	2.650%	11/1/19	200	188
Kennametal Inc.	3.875%	2/15/22	125	120
L-3 Communications Corp.	1.500%	5/28/17	200	198
L-3 Communications Corp.	5.200%	10/15/19	825	879
L-3 Communications Corp.	4.750%	7/15/20	925	968
L-3 Communications Corp.	4.950%	2/15/21	575	607
L-3 Communications Corp.	3.950%	5/28/24	120	115
Lafarge SA	7.125%	7/15/36	300	362
Leggett & Platt Inc.	3.800%	11/15/24	400	409
Legrand France SA	8.500%	2/15/25	250	337
Lockheed Martin Corp.	1.850%	11/23/18	275	278
Lockheed Martin Corp.	4.250%	11/15/19	855	936
Lockheed Martin Corp.	2.500%	11/23/20	575	589
Lockheed Martin Corp.	3.350%	9/15/21	550	582
Lockheed Martin Corp.	3.100%	1/15/23	270	281
Lockheed Martin Corp.	2.900%	3/1/25	175	178
Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,271
Lockheed Martin Corp.	3.600%	3/1/35	550	533
Lockheed Martin Corp.	4.500%	5/15/36	350	376
Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,143
Lockheed Martin Corp.	5.500%	11/15/39	680	806
Lockheed Martin Corp.	5.720%	6/1/40	316	386
Lockheed Martin Corp.	4.700%	5/15/46	1,300	1,453
Martin Marietta Materials Inc.	6.600%	4/15/18	400	428
Mohawk Industries Inc.	3.850%	2/1/23	850	877
Northrop Grumman Corp.	1.750%	6/1/18	575	576
Northrop Grumman Corp.	5.050%	8/1/19	245	271
Northrop Grumman Corp.	3.500%	3/15/21	125	133
Northrop Grumman Corp.	3.250%	8/1/23	1,000	1,046
Northrop Grumman Corp.	5.050%	11/15/40	475	548
Northrop Grumman Corp.	4.750%	6/1/43	850	953
Owens Corning	4.200%	12/15/22	550	559
Parker Hannifin Corp.	5.500%	5/15/18	1,725	1,880
Parker Hannifin Corp.	3.500%	9/15/22	225	241
Parker Hannifin Corp.	6.250%	5/15/38	75	99
Pentair Finance SA	2.650%	12/1/19	500	491
Precision Castparts Corp.	1.250%	1/15/18	1,650	1,651
Precision Castparts Corp.	2.250%	6/15/20	300	303
Precision Castparts Corp.	2.500%	1/15/23	225	226
Precision Castparts Corp.	3.250%	6/15/25	300	312
Precision Castparts Corp.	3.900%	1/15/43	175	179
Precision Castparts Corp.	4.375%	6/15/45	350	385
Raytheon Co.	6.750%	3/15/18	125	138
Raytheon Co.	3.125%	10/15/20	425	453
Raytheon Co.	2.500%	12/15/22	1,425	1,463
Raytheon Co.	7.200%	8/15/27	75	104
Raytheon Co.	4.875%	10/15/40	225	263
Raytheon Co.	4.700%	12/15/41	925	1,056

Republic Services Inc.	3.800%	5/15/18	735	767
Republic Services Inc.	5.500%	9/15/19	425	470
Republic Services Inc.	5.000%	3/1/20	500	548
Republic Services Inc.	5.250%	11/15/21	50	57
Republic Services Inc.	3.550%	6/1/22	1,300	1,373
Republic Services Inc.	3.200%	3/15/25	500	502
Republic Services Inc.	6.200%	3/1/40	475	579
Republic Services Inc.	5.700%	5/15/41	500	588
Rockwell Automation Inc.	5.650%	12/1/17	25	27
Rockwell Automation Inc.	6.700%	1/15/28	200	265
Rockwell Automation Inc.	6.250%	12/1/37	325	423
Rockwell Collins Inc.	5.250%	7/15/19	50	56
Rockwell Collins Inc.	3.100%	11/15/21	125	130
Rockwell Collins Inc.	4.800%	12/15/43	235	260
Roper Technologies Inc.	2.050%	10/1/18	1,175	1,187
Roper Technologies Inc.	6.250%	9/1/19	1,575	1,756
Snap-on Inc.	6.125%	9/1/21	200	238
Sonoco Products Co.	4.375%	11/1/21	65	70
Sonoco Products Co.	5.750%	11/1/40	765	871
Stanley Black & Decker Inc.	2.451%	11/17/18	400	406
Stanley Black & Decker Inc.	3.400%	12/1/21	450	477
Stanley Black & Decker Inc.	5.200%	9/1/40	150	170
Textron Inc.	5.600%	12/1/17	125	131
Textron Inc.	7.250%	10/1/19	650	745
Textron Inc.	4.300%	3/1/24	625	646
Textron Inc.	4.000%	3/15/26	300	308
United Technologies Corp.	1.800%	6/1/17	620	627
United Technologies Corp.	5.375%	12/15/17	1,575	1,689
United Technologies Corp.	6.125%	2/1/19	1,133	1,274
United Technologies Corp.	4.500%	4/15/20	445	492
United Technologies Corp.	3.100%	6/1/22	1,600	1,691
United Technologies Corp.	6.700%	8/1/28	200	264
United Technologies Corp.	7.500%	9/15/29	100	141
United Technologies Corp.	5.400%	5/1/35	400	480
United Technologies Corp.	6.050%	6/1/36	285	358
United Technologies Corp.	6.125%	7/15/38	1,000	1,302
United Technologies Corp.	5.700%	4/15/40	525	655
United Technologies Corp.	4.500%	6/1/42	2,725	2,953
United Technologies Corp.	4.150%	5/15/45	50	51
Valmont Industries Inc.	5.000%	10/1/44	290	261
Valmont Industries Inc.	5.250%	10/1/54	250	216
Waste Management Inc.	6.100%	3/15/18	1,100	1,202
Waste Management Inc.	4.600%	3/1/21	275	297
Waste Management Inc.	3.500%	5/15/24	700	732
Waste Management Inc.	3.125%	3/1/25	250	256
Waste Management Inc.	3.900%	3/1/35	250	244
Waste Management Inc.	4.100%	3/1/45	500	504
WW Grainger Inc.	4.600%	6/15/45	1,050	1,175

Communication (1.1%)
21st Century Fox America Inc.	6.900%	3/1/19	660	752
21st Century Fox America Inc.	5.650%	8/15/20	500	572
21st Century Fox America Inc.	4.500%	2/15/21	435	480
21st Century Fox America Inc.	3.000%	9/15/22	500	516
21st Century Fox America Inc.	4.000%	10/1/23	275	295
21st Century Fox America Inc.	3.700%	10/15/25	400	419
21st Century Fox America Inc.	6.550%	3/15/33	892	1,065

21st Century Fox America Inc.	6.200%	12/15/34	975	1,173
21st Century Fox America Inc.	6.400%	12/15/35	1,500	1,842
21st Century Fox America Inc.	8.150%	10/17/36	385	518
21st Century Fox America Inc.	6.150%	3/1/37	345	405
21st Century Fox America Inc.	6.900%	8/15/39	425	531
21st Century Fox America Inc.	6.150%	2/15/41	350	417
21st Century Fox America Inc.	5.400%	10/1/43	1,675	1,846
21st Century Fox America Inc.	4.750%	9/15/44	450	462
America Movil SAB de CV	5.625%	11/15/17	350	372
America Movil SAB de CV	5.000%	10/16/19	850	935
America Movil SAB de CV	5.000%	3/30/20	710	786
America Movil SAB de CV	3.125%	7/16/22	200	205
America Movil SAB de CV	6.375%	3/1/35	200	239
America Movil SAB de CV	6.125%	11/15/37	300	352
America Movil SAB de CV	6.125%	3/30/40	2,710	3,171
America Movil SAB de CV	4.375%	7/16/42	425	412
American Tower Corp.	4.500%	1/15/18	1,400	1,461
American Tower Corp.	2.800%	6/1/20	600	602
American Tower Corp.	5.050%	9/1/20	155	168
American Tower Corp.	3.300%	2/15/21	600	611
American Tower Corp.	5.900%	11/1/21	1,500	1,713
American Tower Corp.	5.000%	2/15/24	1,150	1,261
American Tower Corp.	4.000%	6/1/25	425	438
AT&T Corp.	8.250%	11/15/31	1,001	1,383
AT&T Inc.	1.600%	2/15/17	500	502
AT&T Inc.	1.700%	6/1/17	1,975	1,987
AT&T Inc.	5.500%	2/1/18	2,385	2,557
AT&T Inc.	5.600%	5/15/18	250	271
AT&T Inc.	2.375%	11/27/18	950	971
AT&T Inc.	5.800%	2/15/19	225	250
AT&T Inc.	2.300%	3/11/19	625	638
AT&T Inc.	5.875%	10/1/19	1,880	2,097
AT&T Inc.	5.200%	3/15/20	1,150	1,277
AT&T Inc.	2.450%	6/30/20	1,950	1,972
AT&T Inc.	4.600%	2/15/21	425	465
AT&T Inc.	5.000%	3/1/21	925	1,031
AT&T Inc.	4.450%	5/15/21	485	529
AT&T Inc.	3.875%	8/15/21	5,615	5,968
AT&T Inc.	3.000%	2/15/22	600	612
AT&T Inc.	3.000%	6/30/22	2,000	2,026
AT&T Inc.	2.625%	12/1/22	875	868
AT&T Inc.	4.450%	4/1/24	1,075	1,163
AT&T Inc.	3.950%	1/15/25	2,225	2,308
AT&T Inc.	4.125%	2/17/26	1,675	1,769
AT&T Inc.	6.450%	6/15/34	945	1,074
AT&T Inc.	4.500%	5/15/35	800	790
AT&T Inc.	6.500%	9/1/37	448	531
AT&T Inc.	6.300%	1/15/38	885	1,011
AT&T Inc.	6.400%	5/15/38	550	637
AT&T Inc.	6.550%	2/15/39	760	897
AT&T Inc.	6.350%	3/15/40	275	318
AT&T Inc.	5.350%	9/1/40	2,555	2,683
AT&T Inc.	6.375%	3/1/41	1,225	1,426
AT&T Inc.	5.550%	8/15/41	210	226
AT&T Inc.	5.150%	3/15/42	825	834
AT&T Inc.	4.300%	12/15/42	1,773	1,623
AT&T Inc.	4.800%	6/15/44	2,000	1,945

AT&T Inc.	4.350%	6/15/45	750	687
AT&T Inc.	4.750%	5/15/46	2,500	2,433
AT&T Inc.	5.650%	2/15/47	1,250	1,381
AT&T Mobility LLC	7.125%	12/15/31	400	500
Bellsouth Capital Funding Corp.	7.875%	2/15/30	328	405
BellSouth LLC	6.875%	10/15/31	231	268
BellSouth LLC	6.550%	6/15/34	261	289
BellSouth LLC	6.000%	11/15/34	119	128
BellSouth Telecommunications LLC	6.375%	6/1/28	790	886
British Telecommunications plc	5.950%	1/15/18	1,440	1,553
British Telecommunications plc	2.350%	2/14/19	200	204
British Telecommunications plc	9.625%	12/15/30	1,700	2,648
CBS Corp.	2.300%	8/15/19	350	354
CBS Corp.	5.750%	4/15/20	360	407
CBS Corp.	4.300%	2/15/21	550	590
CBS Corp.	3.375%	3/1/22	725	750
CBS Corp.	4.000%	1/15/26	500	520
CBS Corp.	7.875%	7/30/30	300	405
CBS Corp.	5.500%	5/15/33	200	210
CBS Corp.	4.850%	7/1/42	225	218
CBS Corp.	4.900%	8/15/44	550	532
CBS Corp.	4.600%	1/15/45	650	612
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	1,000	1,032
8 CCO Safari II LLC	3.579%	7/23/20	850	868
8 CCO Safari II LLC	4.464%	7/23/22	1,750	1,831
8 CCO Safari II LLC	4.908%	7/23/25	2,950	3,114
8 CCO Safari II LLC	6.384%	10/23/35	1,300	1,433
8 CCO Safari II LLC	6.484%	10/23/45	2,275	2,531
8 CCO Safari II LLC	6.834%	10/23/55	325	351
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,567
Comcast Cable Communications LLC	8.875%	5/1/17	850	921
Comcast Corp.	5.700%	5/15/18	1,475	1,613
Comcast Corp.	5.700%	7/1/19	1,305	1,481
Comcast Corp.	3.125%	7/15/22	100	106
Comcast Corp.	2.750%	3/1/23	1,625	1,678
Comcast Corp.	3.600%	3/1/24	350	379
Comcast Corp.	3.375%	8/15/25	1,000	1,063
Comcast Corp.	3.150%	3/1/26	3,000	3,122
Comcast Corp.	4.250%	1/15/33	2,450	2,598
Comcast Corp.	7.050%	3/15/33	1,000	1,374
Comcast Corp.	5.650%	6/15/35	1,450	1,786
Comcast Corp.	6.500%	11/15/35	1,075	1,445
Comcast Corp.	6.450%	3/15/37	900	1,194
Comcast Corp.	6.950%	8/15/37	1,220	1,709
Comcast Corp.	6.400%	5/15/38	600	799
Comcast Corp.	4.650%	7/15/42	1,410	1,543
Comcast Corp.	4.500%	1/15/43	225	241
Comcast Corp.	4.600%	8/15/45	925	1,024
Crown Castle International Corp.	3.400%	2/15/21	1,600	1,620
Crown Castle International Corp.	4.875%	4/15/22	550	587
Crown Castle International Corp.	5.250%	1/15/23	1,000	1,077
Crown Castle International Corp.	4.450%	2/15/26	1,200	1,251
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	364
Deutsche Telekom International Finance BV	6.000%	7/8/19	675	756
Deutsche Telekom International Finance BV	8.750%	6/15/30	2,750	4,092
Discovery Communications LLC	5.050%	6/1/20	1,150	1,230

Discovery Communications LLC	4.375%	6/15/21	205	215
Discovery Communications LLC	3.300%	5/15/22	125	121
Discovery Communications LLC	3.250%	4/1/23	500	477
Discovery Communications LLC	3.450%	3/15/25	1,000	944
Discovery Communications LLC	4.900%	3/11/26	500	516
Discovery Communications LLC	4.875%	4/1/43	125	109
Electronic Arts Inc.	3.700%	3/1/21	375	390
Grupo Televisa SAB	6.000%	5/15/18	1,400	1,514
Grupo Televisa SAB	6.625%	3/18/25	450	537
Grupo Televisa SAB	6.625%	1/15/40	500	551
GTE Corp.	6.940%	4/15/28	325	406
Historic TW Inc.	6.625%	5/15/29	200	242
Interpublic Group of Cos. Inc.	3.750%	2/15/23	500	493
Interpublic Group of Cos. Inc.	4.200%	4/15/24	825	850
Koninklijke KPN NV	8.375%	10/1/30	600	797
Moody's Corp.	2.750%	7/15/19	400	410
Moody's Corp.	4.500%	9/1/22	1,300	1,421
Moody's Corp.	5.250%	7/15/44	275	306
NBCUniversal Media LLC	5.150%	4/30/20	925	1,051
NBCUniversal Media LLC	4.375%	4/1/21	205	230
NBCUniversal Media LLC	2.875%	1/15/23	750	778
NBCUniversal Media LLC	6.400%	4/30/40	350	466
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,376
NBCUniversal Media LLC	4.450%	1/15/43	400	427
New Cingular Wireless Services Inc.	8.750%	3/1/31	155	229
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	100	100
Omnicom Group Inc.	6.250%	7/15/19	175	197
Omnicom Group Inc.	4.450%	8/15/20	500	546
Omnicom Group Inc.	3.625%	5/1/22	1,100	1,156
Omnicom Group Inc.	3.650%	11/1/24	900	925
Omnicom Group Inc.	3.600%	4/15/26	1,950	1,996
Orange SA	5.375%	7/8/19	1,025	1,141
Orange SA	4.125%	9/14/21	902	986
Orange SA	9.000%	3/1/31	2,235	3,411
Orange SA	5.375%	1/13/42	575	670
Orange SA	5.500%	2/6/44	575	682
Pacific Bell Telephone Co.	7.125%	3/15/26	200	250
Qwest Corp.	6.500%	6/1/17	275	288
Qwest Corp.	6.750%	12/1/21	410	443
Qwest Corp.	7.250%	9/15/25	175	188
Qwest Corp.	6.875%	9/15/33	1,018	994
Qwest Corp.	7.125%	11/15/43	550	527
RELX Capital Inc.	8.625%	1/15/19	259	301
RELX Capital Inc.	3.125%	10/15/22	705	702
Rogers Communications Inc.	6.800%	8/15/18	950	1,058
Rogers Communications Inc.	3.000%	3/15/23	230	235
Rogers Communications Inc.	4.100%	10/1/23	225	243
Rogers Communications Inc.	3.625%	12/15/25	475	495
Rogers Communications Inc.	4.500%	3/15/43	540	543
Rogers Communications Inc.	5.000%	3/15/44	1,100	1,213
S&P Global Inc.	5.900%	11/15/17	150	160
S&P Global Inc.	3.300%	8/14/20	450	467
S&P Global Inc.	4.000%	6/15/25	450	469
S&P Global Inc.	4.400%	2/15/26	875	952
S&P Global Inc.	6.550%	11/15/37	350	406
Scripps Networks Interactive Inc.	2.750%	11/15/19	500	502
Scripps Networks Interactive Inc.	2.800%	6/15/20	325	324

Scripps Networks Interactive Inc.	3.900%	11/15/24	250	245
Telefonica Emisiones SAU	3.192%	4/27/18	1,025	1,054
Telefonica Emisiones SAU	5.877%	7/15/19	910	1,018
Telefonica Emisiones SAU	5.134%	4/27/20	705	781
Telefonica Emisiones SAU	5.462%	2/16/21	350	397
Telefonica Emisiones SAU	4.570%	4/27/23	1,000	1,092
Telefonica Emisiones SAU	7.045%	6/20/36	1,485	1,886
Telefonica Europe BV	8.250%	9/15/30	750	1,051
Thomson Reuters Corp.	6.500%	7/15/18	50	55
Thomson Reuters Corp.	4.700%	10/15/19	125	136
Thomson Reuters Corp.	4.300%	11/23/23	600	643
Thomson Reuters Corp.	5.500%	8/15/35	350	376
Thomson Reuters Corp.	5.850%	4/15/40	1,425	1,563
Thomson Reuters Corp.	5.650%	11/23/43	625	667
Time Warner Cable Inc.	5.850%	5/1/17	825	861
Time Warner Cable Inc.	6.750%	7/1/18	475	522
Time Warner Cable Inc.	8.750%	2/14/19	1,250	1,466
Time Warner Cable Inc.	8.250%	4/1/19	700	815
Time Warner Cable Inc.	5.000%	2/1/20	2,045	2,221
Time Warner Cable Inc.	4.125%	2/15/21	500	525
Time Warner Cable Inc.	4.000%	9/1/21	850	891
Time Warner Cable Inc.	6.550%	5/1/37	550	600
Time Warner Cable Inc.	7.300%	7/1/38	1,400	1,646
Time Warner Cable Inc.	6.750%	6/15/39	1,600	1,801
Time Warner Cable Inc.	5.500%	9/1/41	750	744
Time Warner Cable Inc.	4.500%	9/15/42	800	710
Time Warner Cos. Inc.	7.570%	2/1/24	1,000	1,258
Time Warner Cos. Inc.	6.950%	1/15/28	1,795	2,229
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,023
Time Warner Entertainment Co. LP	8.375%	7/15/33	650	826
Time Warner Inc.	2.100%	6/1/19	550	555
Time Warner Inc.	4.875%	3/15/20	1,240	1,361
Time Warner Inc.	4.700%	1/15/21	700	771
Time Warner Inc.	4.750%	3/29/21	600	665
Time Warner Inc.	4.000%	1/15/22	205	219
Time Warner Inc.	4.050%	12/15/23	75	80
Time Warner Inc.	3.550%	6/1/24	525	541
Time Warner Inc.	3.600%	7/15/25	825	847
Time Warner Inc.	3.875%	1/15/26	350	366
Time Warner Inc.	7.625%	4/15/31	835	1,065
Time Warner Inc.	7.700%	5/1/32	1,840	2,360
Time Warner Inc.	6.200%	3/15/40	150	172
Time Warner Inc.	6.100%	7/15/40	825	938
Time Warner Inc.	6.250%	3/29/41	325	376
Time Warner Inc.	5.375%	10/15/41	205	219
Time Warner Inc.	4.900%	6/15/42	250	253
Time Warner Inc.	5.350%	12/15/43	125	132
Time Warner Inc.	4.650%	6/1/44	525	514
Time Warner Inc.	4.850%	7/15/45	200	204
Verizon Communications Inc.	1.350%	6/9/17	2,500	2,507
Verizon Communications Inc.	1.100%	11/1/17	200	200
Verizon Communications Inc.	5.500%	2/15/18	925	994
Verizon Communications Inc.	6.100%	4/15/18	155	169
Verizon Communications Inc.	3.650%	9/14/18	2,630	2,770
Verizon Communications Inc.	6.350%	4/1/19	1,000	1,135
Verizon Communications Inc.	2.625%	2/21/20	1,223	1,258
Verizon Communications Inc.	4.500%	9/15/20	1,105	1,221

Verizon Communications Inc.	3.450%	3/15/21	300	318
Verizon Communications Inc.	4.600%	4/1/21	1,440	1,600
Verizon Communications Inc.	3.000%	11/1/21	850	883
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,105
Verizon Communications Inc.	2.450%	11/1/22	1,925	1,913
Verizon Communications Inc.	5.150%	9/15/23	5,515	6,348
Verizon Communications Inc.	4.150%	3/15/24	1,300	1,413
Verizon Communications Inc.	3.500%	11/1/24	1,000	1,047
Verizon Communications Inc.	7.750%	12/1/30	785	1,073
Verizon Communications Inc.	6.400%	9/15/33	1,538	1,893
Verizon Communications Inc.	5.050%	3/15/34	675	731
Verizon Communications Inc.	4.400%	11/1/34	1,525	1,534
Verizon Communications Inc.	5.850%	9/15/35	500	581
Verizon Communications Inc.	4.272%	1/15/36	1,469	1,454
Verizon Communications Inc.	6.250%	4/1/37	775	924
Verizon Communications Inc.	6.400%	2/15/38	835	1,011
Verizon Communications Inc.	6.900%	4/15/38	225	287
Verizon Communications Inc.	7.350%	4/1/39	1,200	1,581
Verizon Communications Inc.	6.000%	4/1/41	445	535
Verizon Communications Inc.	4.750%	11/1/41	625	644
Verizon Communications Inc.	3.850%	11/1/42	1,250	1,128
Verizon Communications Inc.	6.550%	9/15/43	2,698	3,543
Verizon Communications Inc.	4.862%	8/21/46	3,317	3,499
Verizon Communications Inc.	4.522%	9/15/48	3,816	3,823
Verizon Communications Inc.	5.012%	8/21/54	3,638	3,651
Verizon Communications Inc.	4.672%	3/15/55	4,302	4,131
Verizon Maryland LLC	5.125%	6/15/33	500	502
Verizon New England Inc.	7.875%	11/15/29	250	320
Verizon New York Inc.	7.375%	4/1/32	500	577
Viacom Inc.	3.500%	4/1/17	540	549
Viacom Inc.	2.500%	9/1/18	175	176
Viacom Inc.	2.200%	4/1/19	625	626
Viacom Inc.	5.625%	9/15/19	750	821
Viacom Inc.	2.750%	12/15/19	825	831
Viacom Inc.	3.875%	12/15/21	495	514
Viacom Inc.	3.125%	6/15/22	75	71
Viacom Inc.	4.250%	9/1/23	175	179
Viacom Inc.	3.875%	4/1/24	625	623
Viacom Inc.	4.850%	12/15/34	375	333
Viacom Inc.	6.875%	4/30/36	915	958
Viacom Inc.	4.375%	3/15/43	212	164
Viacom Inc.	5.850%	9/1/43	1,075	1,036
Viacom Inc.	5.250%	4/1/44	650	583
Vodafone Group plc	1.625%	3/20/17	625	628
Vodafone Group plc	1.250%	9/26/17	1,000	997
Vodafone Group plc	1.500%	2/19/18	1,450	1,450
Vodafone Group plc	4.625%	7/15/18	125	133
Vodafone Group plc	5.450%	6/10/19	775	856
Vodafone Group plc	2.500%	9/26/22	200	196
Vodafone Group plc	2.950%	2/19/23	545	542
Vodafone Group plc	7.875%	2/15/30	425	544
Vodafone Group plc	6.250%	11/30/32	350	402
Vodafone Group plc	6.150%	2/27/37	1,105	1,245
Vodafone Group plc	4.375%	2/19/43	1,375	1,238
Walt Disney Co.	0.875%	5/30/17	700	701
Walt Disney Co.	1.100%	12/1/17	850	854
Walt Disney Co.	1.650%	1/8/19	350	356

Walt Disney Co.	1.850%	5/30/19	725	740
Walt Disney Co.	2.150%	9/17/20	1,100	1,130
Walt Disney Co.	2.300%	2/12/21	550	568
Walt Disney Co.	2.350%	12/1/22	25	26
Walt Disney Co.	3.150%	9/17/25	1,200	1,283
Walt Disney Co.	3.000%	2/13/26	1,000	1,059
Walt Disney Co.	4.375%	8/16/41	225	247
Walt Disney Co.	4.125%	12/1/41	350	371
Walt Disney Co.	3.700%	12/1/42	450	451
Walt Disney Co.	4.125%	6/1/44	1,400	1,501
WPP Finance 2010	4.750%	11/21/21	221	244
WPP Finance 2010	3.750%	9/19/24	525	528
WPP Finance 2010	5.125%	9/7/42	1,050	1,024

Consumer Cyclical (0.8%)
Advance Auto Parts Inc.	5.750%	5/1/20	100	109
Advance Auto Parts Inc.	4.500%	1/15/22	175	183
Advance Auto Parts Inc.	4.500%	12/1/23	400	417
Alibaba Group Holding Ltd.	1.625%	11/28/17	1,025	1,024
Alibaba Group Holding Ltd.	2.500%	11/28/19	1,325	1,338
Alibaba Group Holding Ltd.	3.125%	11/28/21	300	306
Alibaba Group Holding Ltd.	3.600%	11/28/24	1,400	1,416
Alibaba Group Holding Ltd.	4.500%	11/28/34	600	617
Amazon.com Inc.	1.200%	11/29/17	650	652
Amazon.com Inc.	2.600%	12/5/19	900	936
Amazon.com Inc.	3.300%	12/5/21	750	797
Amazon.com Inc.	2.500%	11/29/22	475	485
Amazon.com Inc.	3.800%	12/5/24	400	437
Amazon.com Inc.	4.800%	12/5/34	975	1,090
Amazon.com Inc.	4.950%	12/5/44	975	1,116
American Honda Finance Corp.	1.200%	7/14/17	300	300
American Honda Finance Corp.	1.550%	12/11/17	1,700	1,711
American Honda Finance Corp.	1.600%	7/13/18	500	503
American Honda Finance Corp.	2.125%	10/10/18	450	458
American Honda Finance Corp.	2.250%	8/15/19	800	818
American Honda Finance Corp.	2.450%	9/24/20	725	746
Automatic Data Processing Inc.	2.250%	9/15/20	650	669
Automatic Data Processing Inc.	3.375%	9/15/25	675	724
AutoNation Inc.	6.750%	4/15/18	250	269
AutoNation Inc.	5.500%	2/1/20	180	195
AutoNation Inc.	3.350%	1/15/21	500	507
AutoZone Inc.	7.125%	8/1/18	750	838
AutoZone Inc.	3.700%	4/15/22	600	627
AutoZone Inc.	2.875%	1/15/23	200	197
AutoZone Inc.	3.125%	7/15/23	275	278
Bed Bath & Beyond Inc.	3.749%	8/1/24	100	101
Bed Bath & Beyond Inc.	4.915%	8/1/34	175	158
Bed Bath & Beyond Inc.	5.165%	8/1/44	525	443
Best Buy Co. Inc.	5.500%	3/15/21	125	131
Block Financial LLC	4.125%	10/1/20	313	324
Block Financial LLC	5.500%	11/1/22	300	325
Block Financial LLC	5.250%	10/1/25	350	369
BorgWarner Inc.	4.625%	9/15/20	50	54
BorgWarner Inc.	3.375%	3/15/25	250	245
BorgWarner Inc.	4.375%	3/15/45	500	477
Brinker International Inc.	2.600%	5/15/18	25	25
Brinker International Inc.	3.875%	5/15/23	350	344

Carnival Corp.	3.950%	10/15/20	450	478
Coach Inc.	4.250%	4/1/25	450	446
Costco Wholesale Corp.	5.500%	3/15/17	875	915
Costco Wholesale Corp.	1.125%	12/15/17	1,525	1,533
Costco Wholesale Corp.	1.750%	2/15/20	25	25
Cummins Inc.	3.650%	10/1/23	350	369
Cummins Inc.	7.125%	3/1/28	50	66
Cummins Inc.	4.875%	10/1/43	400	441
CVS Health Corp.	5.750%	6/1/17	307	324
CVS Health Corp.	1.900%	7/20/18	4,500	4,567
CVS Health Corp.	2.250%	12/5/18	375	384
CVS Health Corp.	4.750%	5/18/20	625	689
CVS Health Corp.	2.800%	7/20/20	500	519
CVS Health Corp.	3.500%	7/20/22	950	1,019
CVS Health Corp.	2.750%	12/1/22	975	1,003
8 CVS Health Corp.	4.750%	12/1/22	250	280
CVS Health Corp.	3.375%	8/12/24	660	694
CVS Health Corp.	3.875%	7/20/25	2,775	3,001
CVS Health Corp.	4.875%	7/20/35	1,325	1,478
CVS Health Corp.	5.750%	5/15/41	955	1,178
CVS Health Corp.	5.300%	12/5/43	500	589
CVS Health Corp.	5.125%	7/20/45	2,250	2,607
Daimler Finance North America LLC	8.500%	1/18/31	1,105	1,691
Delphi Automotive plc	3.150%	11/19/20	350	358
Delphi Automotive plc	4.250%	1/15/26	700	731
Delphi Corp.	5.000%	2/15/23	450	474
Delphi Corp.	4.150%	3/15/24	475	489
Dollar General Corp.	3.250%	4/15/23	800	797
Dollar General Corp.	4.150%	11/1/25	500	526
eBay Inc.	2.500%	3/9/18	100	102
eBay Inc.	2.200%	8/1/19	1,100	1,105
eBay Inc.	3.250%	10/15/20	125	129
eBay Inc.	2.875%	8/1/21	450	453
eBay Inc.	3.800%	3/9/22	500	515
eBay Inc.	2.600%	7/15/22	1,000	960
eBay Inc.	3.450%	8/1/24	800	790
eBay Inc.	4.000%	7/15/42	400	312
Expedia Inc.	5.950%	8/15/20	1,750	1,953
Expedia Inc.	4.500%	8/15/24	335	337
8 Expedia Inc.	5.000%	2/15/26	200	200
Ford Motor Co.	6.625%	10/1/28	575	695
Ford Motor Co.	6.375%	2/1/29	275	323
Ford Motor Co.	7.450%	7/16/31	1,425	1,858
Ford Motor Co.	4.750%	1/15/43	750	749
Ford Motor Co.	7.400%	11/1/46	300	382
Ford Motor Credit Co. LLC	4.250%	2/3/17	650	664
Ford Motor Credit Co. LLC	6.625%	8/15/17	2,025	2,147
Ford Motor Credit Co. LLC	1.724%	12/6/17	600	596
Ford Motor Credit Co. LLC	2.145%	1/9/18	2,000	1,998
Ford Motor Credit Co. LLC	2.375%	1/16/18	163	163
Ford Motor Credit Co. LLC	5.000%	5/15/18	2,150	2,271
Ford Motor Credit Co. LLC	2.875%	10/1/18	390	396
Ford Motor Credit Co. LLC	2.551%	10/5/18	625	627
Ford Motor Credit Co. LLC	2.597%	11/4/19	750	753
Ford Motor Credit Co. LLC	8.125%	1/15/20	775	919
Ford Motor Credit Co. LLC	3.157%	8/4/20	1,100	1,123
Ford Motor Credit Co. LLC	3.200%	1/15/21	850	868

Ford Motor Credit Co. LLC	3.336%	3/18/21	1,500	1,545
Ford Motor Credit Co. LLC	5.875%	8/2/21	1,175	1,341
Ford Motor Credit Co. LLC	3.219%	1/9/22	2,850	2,904
Ford Motor Credit Co. LLC	4.250%	9/20/22	575	612
Ford Motor Credit Co. LLC	4.375%	8/6/23	850	904
Ford Motor Credit Co. LLC	3.664%	9/8/24	500	504
Ford Motor Credit Co. LLC	4.134%	8/4/25	900	933
Gap Inc.	5.950%	4/12/21	950	1,033
General Motors Co.	3.500%	10/2/18	425	435
General Motors Co.	4.875%	10/2/23	980	1,027
General Motors Co.	4.000%	4/1/25	325	317
General Motors Co.	5.000%	4/1/35	680	644
General Motors Co.	6.600%	4/1/36	100	110
General Motors Co.	6.250%	10/2/43	960	1,022
General Motors Co.	5.200%	4/1/45	1,995	1,870
General Motors Co.	6.750%	4/1/46	665	758
General Motors Financial Co. Inc.	4.750%	8/15/17	475	493
General Motors Financial Co. Inc.	3.000%	9/25/17	155	156
General Motors Financial Co. Inc.	3.250%	5/15/18	335	340
General Motors Financial Co. Inc.	6.750%	6/1/18	825	893
General Motors Financial Co. Inc.	3.100%	1/15/19	1,150	1,167
General Motors Financial Co. Inc.	3.500%	7/10/19	1,025	1,051
General Motors Financial Co. Inc.	3.150%	1/15/20	555	559
General Motors Financial Co. Inc.	3.200%	7/13/20	1,950	1,930
General Motors Financial Co. Inc.	3.700%	11/24/20	975	990
General Motors Financial Co. Inc.	4.200%	3/1/21	625	644
General Motors Financial Co. Inc.	4.375%	9/25/21	375	387
General Motors Financial Co. Inc.	3.450%	4/10/22	815	807
General Motors Financial Co. Inc.	4.250%	5/15/23	425	427
General Motors Financial Co. Inc.	4.000%	1/15/25	650	630
General Motors Financial Co. Inc.	5.250%	3/1/26	575	601
Harley-Davidson Inc.	3.500%	7/28/25	400	415
Harley-Davidson Inc.	4.625%	7/28/45	500	508
Harman International Industries Inc.	4.150%	5/15/25	275	272
Home Depot Inc.	2.250%	9/10/18	725	747
Home Depot Inc.	2.000%	6/15/19	1,300	1,334
Home Depot Inc.	2.000%	4/1/21	300	303
Home Depot Inc.	4.400%	4/1/21	600	673
Home Depot Inc.	2.625%	6/1/22	840	870
Home Depot Inc.	2.700%	4/1/23	600	622
Home Depot Inc.	3.750%	2/15/24	900	995
Home Depot Inc.	3.350%	9/15/25	500	542
Home Depot Inc.	3.000%	4/1/26	1,500	1,566
Home Depot Inc.	5.875%	12/16/36	2,245	2,915
Home Depot Inc.	5.950%	4/1/41	375	495
Home Depot Inc.	4.200%	4/1/43	1,250	1,345
Home Depot Inc.	4.875%	2/15/44	1,250	1,482
Home Depot Inc.	4.250%	4/1/46	620	681
Hyatt Hotels Corp.	3.375%	7/15/23	800	784
Johnson Controls Inc.	1.400%	11/2/17	175	175
Johnson Controls Inc.	5.000%	3/30/20	200	216
Johnson Controls Inc.	4.250%	3/1/21	345	365
Johnson Controls Inc.	3.750%	12/1/21	175	180
Johnson Controls Inc.	3.625%	7/2/24	300	306
Johnson Controls Inc.	6.000%	1/15/36	275	303
Johnson Controls Inc.	5.700%	3/1/41	205	222
Johnson Controls Inc.	5.250%	12/1/41	100	102

Johnson Controls Inc.	4.625%	7/2/44	200	191
Johnson Controls Inc.	4.950%	7/2/64	300	272
Kohl's Corp.	4.000%	11/1/21	845	883
Kohl's Corp.	4.250%	7/17/25	325	321
Kohl's Corp.	5.550%	7/17/45	300	271
Lowe's Cos. Inc.	1.625%	4/15/17	225	227
Lowe's Cos. Inc.	6.100%	9/15/17	200	215
Lowe's Cos. Inc.	4.625%	4/15/20	445	490
Lowe's Cos. Inc.	3.750%	4/15/21	205	223
Lowe's Cos. Inc.	3.800%	11/15/21	250	274
Lowe's Cos. Inc.	3.120%	4/15/22	450	477
Lowe's Cos. Inc.	3.875%	9/15/23	300	328
Lowe's Cos. Inc.	3.125%	9/15/24	300	316
Lowe's Cos. Inc.	3.375%	9/15/25	475	509
Lowe's Cos. Inc.	6.875%	2/15/28	192	255
Lowe's Cos. Inc.	5.500%	10/15/35	850	1,023
Lowe's Cos. Inc.	5.800%	4/15/40	1,280	1,631
Lowe's Cos. Inc.	5.125%	11/15/41	100	117
Lowe's Cos. Inc.	4.650%	4/15/42	1,025	1,161
Lowe's Cos. Inc.	5.000%	9/15/43	100	119
Lowe's Cos. Inc.	4.250%	9/15/44	225	242
Lowe's Cos. Inc.	4.375%	9/15/45	475	523
Macy's Retail Holdings Inc.	7.450%	7/15/17	300	321
Macy's Retail Holdings Inc.	3.450%	1/15/21	310	320
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	155
Macy's Retail Holdings Inc.	4.375%	9/1/23	750	771
Macy's Retail Holdings Inc.	3.625%	6/1/24	100	98
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	512
Macy's Retail Holdings Inc.	4.500%	12/15/34	800	654
Macy's Retail Holdings Inc.	6.375%	3/15/37	275	269
Macy's Retail Holdings Inc.	5.125%	1/15/42	275	235
Magna International Inc.	3.625%	6/15/24	450	451
Magna International Inc.	4.150%	10/1/25	300	319
Marriott International Inc.	6.375%	6/15/17	50	53
Marriott International Inc.	3.375%	10/15/20	850	883
Marriott International Inc.	2.875%	3/1/21	500	505
Marriott International Inc.	3.125%	10/15/21	350	355
Marriott International Inc.	3.750%	10/1/25	300	308
MasterCard Inc.	2.000%	4/1/19	250	256
MasterCard Inc.	3.375%	4/1/24	625	669
McDonald's Corp.	5.300%	3/15/17	400	417
McDonald's Corp.	5.800%	10/15/17	550	589
McDonald's Corp.	5.350%	3/1/18	880	947
McDonald's Corp.	2.100%	12/7/18	200	204
McDonald's Corp.	1.875%	5/29/19	250	253
McDonald's Corp.	2.750%	12/9/20	425	440
McDonald's Corp.	2.625%	1/15/22	410	424
McDonald's Corp.	3.375%	5/26/25	1,480	1,550
McDonald's Corp.	3.700%	1/30/26	1,125	1,192
McDonald's Corp.	4.700%	12/9/35	575	619
McDonald's Corp.	6.300%	3/1/38	100	127
McDonald's Corp.	5.700%	2/1/39	375	439
McDonald's Corp.	3.700%	2/15/42	1,225	1,143
McDonald's Corp.	3.625%	5/1/43	275	247
McDonald's Corp.	4.600%	5/26/45	625	655
McDonald's Corp.	4.875%	12/9/45	1,125	1,225
Metropolitan Museum of Art New York Revenue	3.400%	7/1/45	225	216

NIKE Inc.	2.250%	5/1/23	50	51
NIKE Inc.	3.625%	5/1/43	125	124
NIKE Inc.	3.875%	11/1/45	1,025	1,074
Nordstrom Inc.	4.750%	5/1/20	750	813
Nordstrom Inc.	4.000%	10/15/21	585	618
Nordstrom Inc.	6.950%	3/15/28	200	244
Nordstrom Inc.	5.000%	1/15/44	272	284
NVR Inc.	3.950%	9/15/22	400	416
O'Reilly Automotive Inc.	4.875%	1/14/21	50	55
O'Reilly Automotive Inc.	4.625%	9/15/21	300	329
O'Reilly Automotive Inc.	3.800%	9/1/22	255	267
O'Reilly Automotive Inc.	3.850%	6/15/23	300	313
O'Reilly Automotive Inc.	3.550%	3/15/26	200	206
PACCAR Financial Corp.	1.600%	3/15/17	400	403
PACCAR Financial Corp.	1.400%	11/17/17	275	276
PACCAR Financial Corp.	1.450%	3/9/18	250	250
PACCAR Financial Corp.	1.750%	8/14/18	75	76
PACCAR Financial Corp.	2.200%	9/15/19	150	152
PACCAR Financial Corp.	2.500%	8/14/20	225	230
PACCAR Financial Corp.	2.250%	2/25/21	200	200
QVC Inc.	3.125%	4/1/19	525	526
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.375%	3/15/23	75	71
QVC Inc.	4.850%	4/1/24	525	516
QVC Inc.	5.950%	3/15/43	325	282
Ralph Lauren Corp.	2.125%	9/26/18	200	203
Ralph Lauren Corp.	2.625%	8/18/20	225	231
Ross Stores Inc.	3.375%	9/15/24	150	152
Signet UK Finance plc	4.700%	6/15/24	250	247
Staples Inc.	4.375%	1/12/23	300	300
Starbucks Corp.	2.100%	2/4/21	150	153
Starbucks Corp.	2.700%	6/15/22	350	368
Starbucks Corp.	3.850%	10/1/23	800	874
Starbucks Corp.	4.300%	6/15/45	175	194
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	250	248
Starwood Hotels & Resorts Worldwide Inc.	3.750%	3/15/25	525	545
Starwood Hotels & Resorts Worldwide Inc.	4.500%	10/1/34	175	164
Target Corp.	5.375%	5/1/17	200	210
Target Corp.	6.000%	1/15/18	495	539
Target Corp.	2.300%	6/26/19	1,550	1,598
Target Corp.	3.875%	7/15/20	145	159
Target Corp.	2.900%	1/15/22	900	953
Target Corp.	3.500%	7/1/24	925	1,010
Target Corp.	6.350%	11/1/32	450	582
Target Corp.	6.500%	10/15/37	750	1,038
Target Corp.	7.000%	1/15/38	500	716
Target Corp.	4.000%	7/1/42	900	954
Tiffany & Co.	4.900%	10/1/44	175	164
TJX Cos. Inc.	6.950%	4/15/19	175	204
TJX Cos. Inc.	2.750%	6/15/21	400	418
TJX Cos. Inc.	2.500%	5/15/23	700	697
Toyota Motor Credit Corp.	1.250%	10/5/17	1,450	1,453
Toyota Motor Credit Corp.	1.375%	1/10/18	825	830
Toyota Motor Credit Corp.	1.450%	1/12/18	300	301
Toyota Motor Credit Corp.	2.000%	10/24/18	1,125	1,144
Toyota Motor Credit Corp.	2.100%	1/17/19	1,000	1,021
Toyota Motor Credit Corp.	1.700%	2/19/19	800	808

Toyota Motor Credit Corp.	2.125%	7/18/19	1,000	1,022
Toyota Motor Credit Corp.	2.150%	3/12/20	1,250	1,274
Toyota Motor Credit Corp.	4.250%	1/11/21	300	332
Toyota Motor Credit Corp.	2.750%	5/17/21	500	516
Toyota Motor Credit Corp.	3.400%	9/15/21	305	326
Toyota Motor Credit Corp.	3.300%	1/12/22	650	694
Toyota Motor Credit Corp.	2.800%	7/13/22	500	513
Toyota Motor Credit Corp.	2.625%	1/10/23	550	558
VF Corp.	5.950%	11/1/17	250	267
VF Corp.	3.500%	9/1/21	380	406
VF Corp.	6.450%	11/1/37	300	395
Visa Inc.	1.200%	12/14/17	2,200	2,213
Visa Inc.	2.200%	12/14/20	2,200	2,255
Visa Inc.	2.800%	12/14/22	1,500	1,565
Visa Inc.	3.150%	12/14/25	2,725	2,838
Visa Inc.	4.150%	12/14/35	900	964
Visa Inc.	4.300%	12/14/45	2,250	2,449
Wal-Mart Stores Inc.	5.375%	4/5/17	200	209
Wal-Mart Stores Inc.	5.800%	2/15/18	655	715
Wal-Mart Stores Inc.	1.125%	4/11/18	2,225	2,243
Wal-Mart Stores Inc.	1.950%	12/15/18	750	770
Wal-Mart Stores Inc.	3.625%	7/8/20	50	55
Wal-Mart Stores Inc.	3.250%	10/25/20	1,135	1,230
Wal-Mart Stores Inc.	4.250%	4/15/21	1,215	1,364
Wal-Mart Stores Inc.	2.550%	4/11/23	575	590
Wal-Mart Stores Inc.	3.300%	4/22/24	225	242
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	3,047
Wal-Mart Stores Inc.	5.250%	9/1/35	455	562
Wal-Mart Stores Inc.	6.500%	8/15/37	1,910	2,659
Wal-Mart Stores Inc.	6.200%	4/15/38	800	1,083
Wal-Mart Stores Inc.	5.000%	10/25/40	1,265	1,515
Wal-Mart Stores Inc.	5.625%	4/15/41	1,615	2,082
Wal-Mart Stores Inc.	4.000%	4/11/43	1,120	1,185
Wal-Mart Stores Inc.	4.750%	10/2/43	1,625	1,917
Wal-Mart Stores Inc.	4.300%	4/22/44	450	503
Walgreen Co.	5.250%	1/15/19	231	250
Walgreen Co.	4.400%	9/15/42	300	280
Walgreens Boots Alliance Inc.	1.750%	11/17/17	800	802
Walgreens Boots Alliance Inc.	2.700%	11/18/19	600	612
Walgreens Boots Alliance Inc.	3.300%	11/18/21	1,500	1,546
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,025	1,055
Walgreens Boots Alliance Inc.	4.500%	11/18/34	500	486
Walgreens Boots Alliance Inc.	4.800%	11/18/44	880	874
Western Union Co.	6.200%	11/17/36	325	333
Western Union Co.	6.200%	6/21/40	150	146
Wyndham Worldwide Corp.	2.950%	3/1/17	425	429
Wyndham Worldwide Corp.	2.500%	3/1/18	250	249
Wyndham Worldwide Corp.	4.250%	3/1/22	500	515
Wyndham Worldwide Corp.	3.900%	3/1/23	175	175

Consumer Noncyclical (1.7%)
Abbott Laboratories	5.125%	4/1/19	646	709
Abbott Laboratories	2.000%	3/15/20	750	759
Abbott Laboratories	2.550%	3/15/22	500	508
Abbott Laboratories	2.950%	3/15/25	100	102
Abbott Laboratories	6.150%	11/30/37	350	448
Abbott Laboratories	6.000%	4/1/39	200	253

Abbott Laboratories	5.300%	5/27/40	345	410
AbbVie Inc.	1.750%	11/6/17	2,525	2,539
AbbVie Inc.	1.800%	5/14/18	1,950	1,972
AbbVie Inc.	2.000%	11/6/18	1,675	1,692
AbbVie Inc.	2.500%	5/14/20	2,375	2,419
AbbVie Inc.	2.900%	11/6/22	2,450	2,487
AbbVie Inc.	3.200%	11/6/22	650	672
AbbVie Inc.	3.600%	5/14/25	2,420	2,547
AbbVie Inc.	4.500%	5/14/35	1,495	1,553
AbbVie Inc.	4.400%	11/6/42	1,614	1,631
AbbVie Inc.	4.700%	5/14/45	2,147	2,285
Actavis Funding SCS	1.300%	6/15/17	1,200	1,198
Actavis Funding SCS	2.350%	3/12/18	2,850	2,879
Actavis Funding SCS	2.450%	6/15/19	325	329
Actavis Funding SCS	3.000%	3/12/20	2,237	2,300
Actavis Funding SCS	3.450%	3/15/22	1,957	2,025
Actavis Funding SCS	3.850%	6/15/24	750	792
Actavis Funding SCS	3.800%	3/15/25	2,557	2,659
Actavis Funding SCS	4.550%	3/15/35	1,550	1,595
Actavis Funding SCS	4.850%	6/15/44	1,795	1,906
Actavis Funding SCS	4.750%	3/15/45	775	818
Actavis Inc.	1.875%	10/1/17	1,000	1,005
Actavis Inc.	3.250%	10/1/22	1,200	1,238
Actavis Inc.	4.625%	10/1/42	1,125	1,164
Agilent Technologies Inc.	5.000%	7/15/20	200	222
Agilent Technologies Inc.	3.200%	10/1/22	1,000	1,019
Agilent Technologies Inc.	3.875%	7/15/23	300	314
Allergan Inc.	1.350%	3/15/18	175	174
Allergan Inc.	2.800%	3/15/23	225	221
5 Allina Health System	4.805%	11/15/45	175	193
Altria Group Inc.	9.250%	8/6/19	613	757
Altria Group Inc.	2.625%	1/14/20	950	982
Altria Group Inc.	4.750%	5/5/21	950	1,078
Altria Group Inc.	2.850%	8/9/22	1,150	1,193
Altria Group Inc.	2.950%	5/2/23	200	207
Altria Group Inc.	4.000%	1/31/24	100	110
Altria Group Inc.	9.950%	11/10/38	869	1,529
Altria Group Inc.	10.200%	2/6/39	778	1,406
Altria Group Inc.	4.500%	5/2/43	350	376
Altria Group Inc.	5.375%	1/31/44	775	951
AmerisourceBergen Corp.	1.150%	5/15/17	200	199
AmerisourceBergen Corp.	3.500%	11/15/21	850	899
AmerisourceBergen Corp.	3.400%	5/15/24	300	308
AmerisourceBergen Corp.	3.250%	3/1/25	375	381
AmerisourceBergen Corp.	4.250%	3/1/45	400	384
Amgen Inc.	1.250%	5/22/17	700	702
Amgen Inc.	5.850%	6/1/17	375	395
Amgen Inc.	5.700%	2/1/19	780	870
Amgen Inc.	2.200%	5/22/19	1,600	1,637
Amgen Inc.	2.125%	5/1/20	495	502
Amgen Inc.	3.450%	10/1/20	275	293
Amgen Inc.	4.100%	6/15/21	1,360	1,483
Amgen Inc.	3.875%	11/15/21	840	911
Amgen Inc.	2.700%	5/1/22	225	229
Amgen Inc.	3.625%	5/15/22	625	669
Amgen Inc.	3.625%	5/22/24	1,000	1,055
Amgen Inc.	6.375%	6/1/37	400	498

Amgen Inc.	6.900%	6/1/38	625	814
Amgen Inc.	6.400%	2/1/39	700	876
Amgen Inc.	5.750%	3/15/40	669	787
Amgen Inc.	4.950%	10/1/41	100	108
Amgen Inc.	5.150%	11/15/41	1,761	1,942
Amgen Inc.	5.650%	6/15/42	685	805
Amgen Inc.	5.375%	5/15/43	925	1,054
Amgen Inc.	4.400%	5/1/45	650	664
Anheuser-Busch Cos. LLC	5.500%	1/15/18	250	269
Anheuser-Busch Cos. LLC	6.800%	8/20/32	900	1,165
Anheuser-Busch Cos. LLC	6.500%	5/1/42	325	421
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	500	502
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	3,000	3,040
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	1,800	1,839
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	4,610	4,736
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	500	503
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	3,945	4,096
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	400	427
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	7,000	7,353
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	4,020	4,350
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	984
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	475	515
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	7,490	8,389
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	867	872
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	3,020	3,519
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	442
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	2,071
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,265	2,537
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	1,850	1,865
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,114
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	319
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	650	616
Archer-Daniels-Midland Co.	5.450%	3/15/18	120	130
Archer-Daniels-Midland Co.	4.479%	3/1/21	631	703
Archer-Daniels-Midland Co.	5.935%	10/1/32	280	345
Archer-Daniels-Midland Co.	4.535%	3/26/42	350	382
Archer-Daniels-Midland Co.	4.016%	4/16/43	300	306
5 Ascension Health	4.847%	11/15/53	250	290
AstraZeneca plc	5.900%	9/15/17	285	304
AstraZeneca plc	1.750%	11/16/18	700	707
AstraZeneca plc	1.950%	9/18/19	625	630
AstraZeneca plc	2.375%	11/16/20	1,400	1,427
AstraZeneca plc	3.375%	11/16/25	1,250	1,294
AstraZeneca plc	6.450%	9/15/37	1,705	2,255
AstraZeneca plc	4.375%	11/16/45	900	958
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	100	111
8 Baxalta Inc.	2.000%	6/22/18	225	223
8 Baxalta Inc.	2.875%	6/23/20	675	675
8 Baxalta Inc.	3.600%	6/23/22	325	332
8 Baxalta Inc.	4.000%	6/23/25	1,150	1,169
8 Baxalta Inc.	5.250%	6/23/45	705	745
Beam Suntory Inc.	1.750%	6/15/18	350	349
Beam Suntory Inc.	3.250%	5/15/22	25	25
Beam Suntory Inc.	3.250%	6/15/23	50	49
Becton Dickinson & Co.	1.450%	5/15/17	179	179
Becton Dickinson & Co.	1.800%	12/15/17	800	804

Becton Dickinson & Co.	5.000%	5/15/19	50	54
Becton Dickinson & Co.	6.375%	8/1/19	240	273
Becton Dickinson & Co.	2.675%	12/15/19	775	794
Becton Dickinson & Co.	3.250%	11/12/20	1,500	1,565
Becton Dickinson & Co.	3.125%	11/8/21	440	455
Becton Dickinson & Co.	3.734%	12/15/24	1,050	1,118
Becton Dickinson & Co.	6.000%	5/15/39	400	483
Becton Dickinson & Co.	4.685%	12/15/44	750	815
Becton Dickinson and Co.	3.875%	5/15/24	436	466
Biogen Inc.	6.875%	3/1/18	225	247
Biogen Inc.	2.900%	9/15/20	1,460	1,504
Biogen Inc.	3.625%	9/15/22	500	529
Biogen Inc.	4.050%	9/15/25	725	775
Biogen Inc.	5.200%	9/15/45	1,175	1,304
Boston Scientific Corp.	2.650%	10/1/18	1,600	1,628
Boston Scientific Corp.	6.000%	1/15/20	525	593
Boston Scientific Corp.	3.375%	5/15/22	200	204
Boston Scientific Corp.	4.125%	10/1/23	125	131
Boston Scientific Corp.	3.850%	5/15/25	300	311
Boston Scientific Corp.	7.000%	11/15/35	200	243
Boston Scientific Corp.	7.375%	1/15/40	400	508
Bottling Group LLC	5.125%	1/15/19	525	581
Bristol-Myers Squibb Co.	1.750%	3/1/19	175	178
Bristol-Myers Squibb Co.	2.000%	8/1/22	1,075	1,084
Bristol-Myers Squibb Co.	3.250%	11/1/23	250	267
Bristol-Myers Squibb Co.	5.875%	11/15/36	402	516
Bristol-Myers Squibb Co.	6.125%	5/1/38	85	112
Bristol-Myers Squibb Co.	3.250%	8/1/42	295	277
Bristol-Myers Squibb Co.	4.500%	3/1/44	375	426
Brown-Forman Corp.	1.000%	1/15/18	350	347
Brown-Forman Corp.	2.250%	1/15/23	100	99
Brown-Forman Corp.	3.750%	1/15/43	150	146
Brown-Forman Corp.	4.500%	7/15/45	325	356
Bunge Ltd. Finance Corp.	3.200%	6/15/17	250	252
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	901
Campbell Soup Co.	3.050%	7/15/17	50	51
Campbell Soup Co.	3.300%	3/19/25	700	724
Campbell Soup Co.	3.800%	8/2/42	200	185
Cardinal Health Inc.	1.700%	3/15/18	250	251
Cardinal Health Inc.	1.950%	6/15/18	800	804
Cardinal Health Inc.	4.625%	12/15/20	590	655
Cardinal Health Inc.	3.200%	3/15/23	325	333
Cardinal Health Inc.	3.750%	9/15/25	325	345
Cardinal Health Inc.	4.600%	3/15/43	175	179
Cardinal Health Inc.	4.500%	11/15/44	225	229
Cardinal Health Inc.	4.900%	9/15/45	450	477
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	200	200
5 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	650	640
Celgene Corp.	1.900%	8/15/17	250	252
Celgene Corp.	2.125%	8/15/18	475	480
Celgene Corp.	2.300%	8/15/18	600	610
Celgene Corp.	2.250%	5/15/19	450	457
Celgene Corp.	2.875%	8/15/20	950	978
Celgene Corp.	3.950%	10/15/20	800	857
Celgene Corp.	3.250%	8/15/22	500	517
Celgene Corp.	3.550%	8/15/22	625	656
Celgene Corp.	4.000%	8/15/23	450	478

Celgene Corp.	3.625%	5/15/24	650	672
Celgene Corp.	3.875%	8/15/25	1,575	1,656
Celgene Corp.	5.700%	10/15/40	75	88
Celgene Corp.	5.250%	8/15/43	750	838
Celgene Corp.	4.625%	5/15/44	650	665
Celgene Corp.	5.000%	8/15/45	1,000	1,081
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	150	155
Church & Dwight Co. Inc.	2.450%	12/15/19	400	408
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	325	344
Clorox Co.	3.800%	11/15/21	225	240
Clorox Co.	3.500%	12/15/24	600	623
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	350	367
Coca-Cola Co.	1.150%	4/1/18	757	763
Coca-Cola Co.	1.650%	11/1/18	425	434
Coca-Cola Co.	1.875%	10/27/20	750	762
Coca-Cola Co.	2.450%	11/1/20	800	835
Coca-Cola Co.	3.150%	11/15/20	1,052	1,128
Coca-Cola Co.	3.300%	9/1/21	1,210	1,308
Coca-Cola Co.	3.200%	11/1/23	1,650	1,770
Coca-Cola Co.	2.875%	10/27/25	1,025	1,064
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	633
Coca-Cola Enterprises Inc.	4.500%	9/1/21	200	221
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	375	407
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,240
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	800	914
Colgate-Palmolive Co.	1.750%	3/15/19	450	461
Colgate-Palmolive Co.	2.450%	11/15/21	165	172
Colgate-Palmolive Co.	1.950%	2/1/23	500	499
Colgate-Palmolive Co.	2.100%	5/1/23	275	276
Colgate-Palmolive Co.	3.250%	3/15/24	375	405
Colgate-Palmolive Co.	4.000%	8/15/45	375	410
ConAgra Foods Inc.	3.250%	9/15/22	1,500	1,530
ConAgra Foods Inc.	3.200%	1/25/23	1,133	1,140
ConAgra Foods Inc.	7.125%	10/1/26	205	253
ConAgra Foods Inc.	7.000%	10/1/28	100	122
Covidien International Finance SA	6.000%	10/15/17	905	972
Covidien International Finance SA	3.200%	6/15/22	1,500	1,578
Covidien International Finance SA	2.950%	6/15/23	1,000	1,018
Covidien International Finance SA	6.550%	10/15/37	630	837
CR Bard Inc.	1.375%	1/15/18	1,825	1,826
CR Bard Inc.	4.400%	1/15/21	90	97
Delhaize America LLC	9.000%	4/15/31	175	234
Diageo Capital plc	1.500%	5/11/17	700	704
Diageo Capital plc	5.750%	10/23/17	690	736
Diageo Capital plc	4.828%	7/15/20	500	563
Diageo Capital plc	2.625%	4/29/23	2,000	2,030
Diageo Capital plc	5.875%	9/30/36	250	308
Diageo Investment Corp.	2.875%	5/11/22	300	311
Diageo Investment Corp.	4.250%	5/11/42	650	687
Dignity Health California GO	2.637%	11/1/19	200	205
Dignity Health California GO	3.125%	11/1/22	150	154
Dignity Health California GO	3.812%	11/1/24	100	106
Dignity Health California GO	4.500%	11/1/42	550	551
Dignity Health California GO	5.267%	11/1/64	200	215
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	925	1,027
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	40	41
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	499

Dr Pepper Snapple Group Inc.	3.400%	11/15/25	250	258
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	200	279
Edwards Lifesciences Corp.	2.875%	10/15/18	375	384
Eli Lilly & Co.	1.250%	3/1/18	650	655
Eli Lilly & Co.	1.950%	3/15/19	650	665
Eli Lilly & Co.	2.750%	6/1/25	525	537
Eli Lilly & Co.	3.700%	3/1/45	775	787
Estee Lauder Cos. Inc.	2.350%	8/15/22	225	228
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	189
Estee Lauder Cos. Inc.	3.700%	8/15/42	775	761
Estee Lauder Cos. Inc.	4.375%	6/15/45	200	218
Express Scripts Holding Co.	3.300%	2/25/21	175	180
Express Scripts Holding Co.	4.750%	11/15/21	650	708
Express Scripts Holding Co.	3.900%	2/15/22	2,175	2,269
Express Scripts Holding Co.	4.500%	2/25/26	1,305	1,354
Express Scripts Holding Co.	6.125%	11/15/41	650	730
Flowers Foods Inc.	4.375%	4/1/22	275	294
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	325	316
Genentech Inc.	5.250%	7/15/35	200	249
General Mills Inc.	1.400%	10/20/17	400	402
General Mills Inc.	5.650%	2/15/19	1,650	1,835
General Mills Inc.	2.200%	10/21/19	200	205
General Mills Inc.	3.150%	12/15/21	425	445
General Mills Inc.	3.650%	2/15/24	325	345
General Mills Inc.	5.400%	6/15/40	245	294
Gilead Sciences Inc.	1.850%	9/4/18	650	662
Gilead Sciences Inc.	2.050%	4/1/19	1,400	1,428
Gilead Sciences Inc.	2.350%	2/1/20	600	615
Gilead Sciences Inc.	2.550%	9/1/20	1,125	1,159
Gilead Sciences Inc.	4.500%	4/1/21	300	335
Gilead Sciences Inc.	4.400%	12/1/21	800	893
Gilead Sciences Inc.	3.250%	9/1/22	625	660
Gilead Sciences Inc.	3.700%	4/1/24	1,500	1,609
Gilead Sciences Inc.	3.500%	2/1/25	825	871
Gilead Sciences Inc.	3.650%	3/1/26	2,100	2,235
Gilead Sciences Inc.	4.600%	9/1/35	500	542
Gilead Sciences Inc.	5.650%	12/1/41	600	727
Gilead Sciences Inc.	4.800%	4/1/44	1,100	1,208
Gilead Sciences Inc.	4.500%	2/1/45	750	792
Gilead Sciences Inc.	4.750%	3/1/46	1,925	2,097
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	2,895	3,171
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	77
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	356
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,895	2,551
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	322
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,875	1,888
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	209
Hasbro Inc.	6.300%	9/15/17	550	585
Hasbro Inc.	3.150%	5/15/21	200	205
Hasbro Inc.	6.350%	3/15/40	400	470
Hasbro Inc.	5.100%	5/15/44	300	304
Hershey Co.	1.600%	8/21/18	215	217
Hershey Co.	4.125%	12/1/20	215	238
Hershey Co.	2.625%	5/1/23	250	255
Hershey Co.	3.200%	8/21/25	170	178
Hillshire Brands Co.	4.100%	9/15/20	175	183
Hormel Foods Corp.	4.125%	4/15/21	75	82

Ingredion Inc.	4.625%	11/1/20	50	54
Ingredion Inc.	6.625%	4/15/37	75	92
JM Smucker Co.	1.750%	3/15/18	225	226
JM Smucker Co.	2.500%	3/15/20	325	329
JM Smucker Co.	3.500%	10/15/21	480	506
JM Smucker Co.	3.000%	3/15/22	250	258
JM Smucker Co.	3.500%	3/15/25	550	577
JM Smucker Co.	4.250%	3/15/35	400	415
JM Smucker Co.	4.375%	3/15/45	425	445
Johnson & Johnson	1.125%	11/21/17	300	302
Johnson & Johnson	5.150%	7/15/18	125	137
Johnson & Johnson	1.650%	12/5/18	275	280
Johnson & Johnson	1.125%	3/1/19	500	501
Johnson & Johnson	1.875%	12/5/19	300	308
Johnson & Johnson	2.950%	9/1/20	400	427
Johnson & Johnson	1.650%	3/1/21	750	755
Johnson & Johnson	2.450%	12/5/21	200	208
Johnson & Johnson	2.050%	3/1/23	350	352
Johnson & Johnson	6.730%	11/15/23	245	320
Johnson & Johnson	3.375%	12/5/23	650	717
Johnson & Johnson	2.450%	3/1/26	1,225	1,226
Johnson & Johnson	6.950%	9/1/29	975	1,422
Johnson & Johnson	4.950%	5/15/33	550	665
Johnson & Johnson	4.375%	12/5/33	700	800
Johnson & Johnson	3.550%	3/1/36	350	364
Johnson & Johnson	5.950%	8/15/37	645	874
Johnson & Johnson	5.850%	7/15/38	325	444
Johnson & Johnson	4.500%	9/1/40	419	494
Johnson & Johnson	3.700%	3/1/46	1,350	1,418
Kaiser Foundation Hospitals	3.500%	4/1/22	100	104
Kaiser Foundation Hospitals	4.875%	4/1/42	400	450
Kellogg Co.	1.750%	5/17/17	100	101
Kellogg Co.	3.250%	5/21/18	875	906
Kellogg Co.	4.150%	11/15/19	250	269
Kellogg Co.	4.000%	12/15/20	570	619
Kellogg Co.	3.250%	4/1/26	950	974
Kellogg Co.	4.500%	4/1/46	400	409
Kimberly-Clark Corp.	6.125%	8/1/17	200	214
Kimberly-Clark Corp.	1.400%	2/15/19	400	404
Kimberly-Clark Corp.	1.850%	3/1/20	1,325	1,343
Kimberly-Clark Corp.	3.625%	8/1/20	250	271
Kimberly-Clark Corp.	2.150%	8/15/20	100	103
Kimberly-Clark Corp.	3.875%	3/1/21	560	612
Kimberly-Clark Corp.	2.400%	6/1/23	150	152
Kimberly-Clark Corp.	3.050%	8/15/25	100	104
Kimberly-Clark Corp.	2.750%	2/15/26	250	256
Kimberly-Clark Corp.	5.300%	3/1/41	825	1,021
Kimberly-Clark Corp.	3.700%	6/1/43	175	182
Koninklijke Philips NV	5.750%	3/11/18	750	800
Koninklijke Philips NV	3.750%	3/15/22	825	867
Koninklijke Philips NV	6.875%	3/11/38	180	213
Koninklijke Philips NV	5.000%	3/15/42	335	337
Kraft Foods Group Inc.	2.250%	6/5/17	500	505
Kraft Foods Group Inc.	6.125%	8/23/18	1,060	1,169
Kraft Foods Group Inc.	5.375%	2/10/20	78	87
Kraft Foods Group Inc.	6.875%	1/26/39	725	931
Kraft Foods Group Inc.	6.500%	2/9/40	600	748

Kraft Foods Group Inc.	5.000%	6/4/42	1,530	1,664
8 Kraft Heinz Foods Co.	1.600%	6/30/17	775	778
8 Kraft Heinz Foods Co.	2.000%	7/2/18	765	771
8 Kraft Heinz Foods Co.	2.800%	7/2/20	800	820
8 Kraft Heinz Foods Co.	3.500%	7/15/22	250	262
8 Kraft Heinz Foods Co.	3.950%	7/15/25	2,025	2,156
8 Kraft Heinz Foods Co.	5.000%	7/15/35	650	718
8 Kraft Heinz Foods Co.	5.200%	7/15/45	775	868
Kroger Co.	6.400%	8/15/17	165	176
Kroger Co.	2.300%	1/15/19	650	664
Kroger Co.	6.150%	1/15/20	1,010	1,166
Kroger Co.	3.300%	1/15/21	700	739
Kroger Co.	2.600%	2/1/21	200	206
Kroger Co.	2.950%	11/1/21	1,200	1,251
Kroger Co.	3.850%	8/1/23	325	350
Kroger Co.	4.000%	2/1/24	400	433
Kroger Co.	3.500%	2/1/26	250	263
Kroger Co.	7.700%	6/1/29	200	268
Kroger Co.	8.000%	9/15/29	750	1,022
Kroger Co.	6.900%	4/15/38	375	493
Kroger Co.	5.150%	8/1/43	350	407
Laboratory Corp. of America Holdings	2.625%	2/1/20	250	251
Laboratory Corp. of America Holdings	3.200%	2/1/22	375	378
Laboratory Corp. of America Holdings	3.750%	8/23/22	225	233
Laboratory Corp. of America Holdings	3.600%	2/1/25	600	608
Laboratory Corp. of America Holdings	4.700%	2/1/45	550	549
Life Technologies Corp.	6.000%	3/1/20	485	545
Life Technologies Corp.	5.000%	1/15/21	275	300
Mattel Inc.	1.700%	3/15/18	125	125
Mattel Inc.	2.350%	5/6/19	500	506
Mattel Inc.	3.150%	3/15/23	75	74
Mattel Inc.	5.450%	11/1/41	205	213
5 Mayo Clinic	3.774%	11/15/43	625	624
5 Mayo Clinic	4.000%	11/15/47	150	153
5 Mayo Clinic	4.128%	11/15/52	125	129
McCormick & Co. Inc.	3.900%	7/15/21	100	110
McCormick & Co. Inc.	3.500%	9/1/23	125	132
McKesson Corp.	7.500%	2/15/19	740	853
McKesson Corp.	2.284%	3/15/19	700	708
McKesson Corp.	4.750%	3/1/21	485	531
McKesson Corp.	2.700%	12/15/22	250	249
McKesson Corp.	3.796%	3/15/24	100	104
McKesson Corp.	6.000%	3/1/41	1,025	1,217
Mead Johnson Nutrition Co.	4.900%	11/1/19	625	686
Mead Johnson Nutrition Co.	3.000%	11/15/20	500	514
Mead Johnson Nutrition Co.	4.125%	11/15/25	475	504
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	450
Medco Health Solutions Inc.	7.125%	3/15/18	805	885
Medco Health Solutions Inc.	4.125%	9/15/20	410	435
Medtronic Inc.	1.500%	3/15/18	500	505
Medtronic Inc.	1.375%	4/1/18	1,075	1,082
Medtronic Inc.	2.500%	3/15/20	2,031	2,104
Medtronic Inc.	4.450%	3/15/20	175	194
Medtronic Inc.	4.125%	3/15/21	410	452
Medtronic Inc.	3.125%	3/15/22	400	419
Medtronic Inc.	3.150%	3/15/22	1,350	1,429
Medtronic Inc.	2.750%	4/1/23	800	822

Medtronic Inc.	3.625%	3/15/24	1,650	1,767
Medtronic Inc.	3.500%	3/15/25	3,000	3,197
Medtronic Inc.	4.375%	3/15/35	1,700	1,838
Medtronic Inc.	5.550%	3/15/40	225	271
Medtronic Inc.	4.500%	3/15/42	438	478
Medtronic Inc.	4.000%	4/1/43	275	282
Medtronic Inc.	4.625%	3/15/44	293	326
Medtronic Inc.	4.625%	3/15/45	2,550	2,835
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	153
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	100	117
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	450	451
Merck & Co. Inc.	1.100%	1/31/18	175	176
Merck & Co. Inc.	1.850%	2/10/20	1,000	1,019
Merck & Co. Inc.	3.875%	1/15/21	625	685
Merck & Co. Inc.	2.350%	2/10/22	100	102
Merck & Co. Inc.	2.400%	9/15/22	600	613
Merck & Co. Inc.	2.800%	5/18/23	3,825	3,983
Merck & Co. Inc.	2.750%	2/10/25	1,250	1,281
Merck & Co. Inc.	6.550%	9/15/37	260	353
Merck & Co. Inc.	3.600%	9/15/42	150	150
Merck & Co. Inc.	4.150%	5/18/43	530	577
Merck & Co. Inc.	3.700%	2/10/45	2,295	2,335
Merck Sharp & Dohme Corp.	5.750%	11/15/36	150	187
Molson Coors Brewing Co.	2.000%	5/1/17	125	126
Molson Coors Brewing Co.	3.500%	5/1/22	75	77
Molson Coors Brewing Co.	5.000%	5/1/42	275	288
Mondelez International Inc.	6.500%	8/11/17	175	187
Mondelez International Inc.	6.125%	2/1/18	285	309
Mondelez International Inc.	2.250%	2/1/19	750	763
Mondelez International Inc.	5.375%	2/10/20	709	800
Mondelez International Inc.	4.000%	2/1/24	1,075	1,156
Mondelez International Inc.	6.500%	11/1/31	225	280
Mondelez International Inc.	6.500%	2/9/40	580	735
Mylan Inc.	2.600%	6/24/18	72	72
Mylan Inc.	2.550%	3/28/19	511	511
Mylan Inc.	4.200%	11/29/23	825	838
Mylan Inc.	5.400%	11/29/43	325	324
New York & Presbyterian Hospital	4.024%	8/1/45	300	301
Newell Brands Inc.	2.050%	12/1/17	775	778
Newell Brands Inc.	2.150%	10/15/18	200	200
Newell Brands Inc.	2.600%	3/29/19	465	471
Newell Brands Inc.	2.875%	12/1/19	225	228
Newell Brands Inc.	3.150%	4/1/21	200	205
Newell Brands Inc.	3.850%	4/1/23	525	544
Newell Brands Inc.	4.000%	12/1/24	400	408
Newell Brands Inc.	3.900%	11/1/25	350	348
Newell Brands Inc.	4.200%	4/1/26	1,275	1,336
Newell Brands Inc.	5.375%	4/1/36	375	402
Newell Brands Inc.	5.500%	4/1/46	1,625	1,764
Novant Health Inc.	5.850%	11/1/19	300	342
Novant Health Inc.	4.371%	11/1/43	475	480
Novartis Capital Corp.	4.400%	4/24/20	225	250
Novartis Capital Corp.	2.400%	9/21/22	1,000	1,025
Novartis Capital Corp.	3.400%	5/6/24	1,000	1,073
Novartis Capital Corp.	3.000%	11/20/25	900	936

Novartis Capital Corp.	4.400%	5/6/44	1,200	1,373
Novartis Capital Corp.	4.000%	11/20/45	1,200	1,291
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,528
NYU Hospitals Center	4.784%	7/1/44	375	406
Partners Healthcare System Inc.	4.117%	7/1/55	150	146
Partners Healthcare System Massachusetts GO	3.443%	7/1/21	200	212
PepsiAmericas Inc.	5.000%	5/15/17	450	471
PepsiCo Inc.	1.250%	8/13/17	500	503
PepsiCo Inc.	1.000%	10/13/17	325	326
PepsiCo Inc.	1.250%	4/30/18	450	454
PepsiCo Inc.	5.000%	6/1/18	375	407
PepsiCo Inc.	7.900%	11/1/18	1,725	2,009
PepsiCo Inc.	2.250%	1/7/19	525	541
PepsiCo Inc.	1.850%	4/30/20	1,475	1,505
PepsiCo Inc.	2.150%	10/14/20	1,075	1,101
PepsiCo Inc.	3.125%	11/1/20	30	32
PepsiCo Inc.	3.000%	8/25/21	1,070	1,140
PepsiCo Inc.	2.750%	3/5/22	2,725	2,855
PepsiCo Inc.	3.600%	3/1/24	600	657
PepsiCo Inc.	2.750%	4/30/25	725	743
PepsiCo Inc.	3.500%	7/17/25	425	460
PepsiCo Inc.	5.500%	1/15/40	500	612
PepsiCo Inc.	4.875%	11/1/40	165	190
PepsiCo Inc.	4.000%	3/5/42	741	761
PepsiCo Inc.	3.600%	8/13/42	725	710
PepsiCo Inc.	4.250%	10/22/44	800	854
PepsiCo Inc.	4.600%	7/17/45	785	889
PepsiCo Inc.	4.450%	4/14/46	575	639
PerkinElmer Inc.	5.000%	11/15/21	340	372
Perrigo Co. plc	2.300%	11/8/18	370	368
Perrigo Co. plc	4.000%	11/15/23	650	662
Perrigo Co. plc	5.300%	11/15/43	125	124
Perrigo Finance plc	3.900%	12/15/24	400	397
Perrigo Finance plc	4.900%	12/15/44	500	471
Perrigo Finance Unlimited Co.	3.500%	3/15/21	400	410
Perrigo Finance Unlimited Co.	4.375%	3/15/26	375	386
Pfizer Inc.	6.200%	3/15/19	3,035	3,452
Pfizer Inc.	2.100%	5/15/19	750	773
Pfizer Inc.	3.000%	6/15/23	450	475
Pfizer Inc.	3.400%	5/15/24	400	430
Pfizer Inc.	7.200%	3/15/39	410	600
Pfizer Inc.	4.300%	6/15/43	1,500	1,650
Pfizer Inc.	4.400%	5/15/44	400	453
Philip Morris International Inc.	1.250%	8/11/17	225	226
Philip Morris International Inc.	1.125%	8/21/17	75	75
Philip Morris International Inc.	1.250%	11/9/17	375	377
Philip Morris International Inc.	5.650%	5/16/18	2,935	3,209
Philip Morris International Inc.	1.875%	2/25/21	475	478
Philip Morris International Inc.	4.125%	5/17/21	195	216
Philip Morris International Inc.	2.625%	3/6/23	1,050	1,076
Philip Morris International Inc.	3.250%	11/10/24	875	936
Philip Morris International Inc.	3.375%	8/11/25	475	511
Philip Morris International Inc.	2.750%	2/25/26	450	458
Philip Morris International Inc.	6.375%	5/16/38	475	634
Philip Morris International Inc.	4.375%	11/15/41	2,595	2,754
Philip Morris International Inc.	4.500%	3/20/42	450	481
Philip Morris International Inc.	3.875%	8/21/42	75	74

Philip Morris International Inc.	4.125%	3/4/43	300	311
5 Procter & Gamble - Esop	9.360%	1/1/21	573	688
Procter & Gamble Co.	4.700%	2/15/19	485	534
Procter & Gamble Co.	1.900%	11/1/19	275	283
Procter & Gamble Co.	1.850%	2/2/21	400	411
Procter & Gamble Co.	3.100%	8/15/23	1,100	1,176
Procter & Gamble Co.	6.450%	1/15/26	350	466
Procter & Gamble Co.	2.700%	2/2/26	400	411
Procter & Gamble Co.	5.800%	8/15/34	100	131
Procter & Gamble Co.	5.550%	3/5/37	1,630	2,157
Quest Diagnostics Inc.	2.700%	4/1/19	650	662
Quest Diagnostics Inc.	4.750%	1/30/20	300	325
Quest Diagnostics Inc.	2.500%	3/30/20	160	161
Quest Diagnostics Inc.	4.250%	4/1/24	200	210
Quest Diagnostics Inc.	3.500%	3/30/25	225	227
Quest Diagnostics Inc.	5.750%	1/30/40	61	65
Quest Diagnostics Inc.	4.700%	3/30/45	125	121
Reynolds American Inc.	2.300%	8/21/17	2,125	2,153
Reynolds American Inc.	2.300%	6/12/18	750	765
Reynolds American Inc.	8.125%	6/23/19	450	538
Reynolds American Inc.	3.250%	6/12/20	680	712
Reynolds American Inc.	4.000%	6/12/22	600	653
Reynolds American Inc.	4.850%	9/15/23	75	85
Reynolds American Inc.	4.450%	6/12/25	1,980	2,177
Reynolds American Inc.	5.700%	8/15/35	500	585
Reynolds American Inc.	8.125%	5/1/40	400	518
Reynolds American Inc.	7.000%	8/4/41	75	89
Reynolds American Inc.	6.150%	9/15/43	300	369
Reynolds American Inc.	5.850%	8/15/45	1,635	1,989
Sanofi	1.250%	4/10/18	650	654
Sanofi	4.000%	3/29/21	1,360	1,496
Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	150	167
St. Jude Medical Inc.	2.000%	9/15/18	355	359
St. Jude Medical Inc.	2.800%	9/15/20	355	362
St. Jude Medical Inc.	3.250%	4/15/23	700	709
St. Jude Medical Inc.	4.750%	4/15/43	450	478
Stryker Corp.	2.000%	3/8/19	400	404
Stryker Corp.	4.375%	1/15/20	100	108
Stryker Corp.	2.625%	3/15/21	500	510
Stryker Corp.	3.375%	5/15/24	1,000	1,031
Stryker Corp.	3.375%	11/1/25	550	565
Stryker Corp.	3.500%	3/15/26	640	663
Stryker Corp.	4.375%	5/15/44	175	179
Stryker Corp.	4.625%	3/15/46	790	841
Sysco Corp.	5.250%	2/12/18	500	530
Sysco Corp.	1.900%	4/1/19	325	327
Sysco Corp.	2.600%	10/1/20	425	434
Sysco Corp.	2.500%	7/15/21	300	303
Sysco Corp.	3.750%	10/1/25	175	184
Sysco Corp.	3.300%	7/15/26	500	507
Sysco Corp.	5.375%	9/21/35	600	688
Sysco Corp.	4.850%	10/1/45	125	135
Sysco Corp.	4.500%	4/1/46	325	331
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	775	810
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	1,533	1,544
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	220	260
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	175	175

5 Texas Health Resources	4.330%	11/15/55	100	103
The Pepsi Bottling Group Inc.	7.000%	3/1/29	625	869
Thermo Fisher Scientific Inc.	2.150%	12/14/18	300	302
Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	541
Thermo Fisher Scientific Inc.	3.600%	8/15/21	700	728
Thermo Fisher Scientific Inc.	3.300%	2/15/22	600	612
Thermo Fisher Scientific Inc.	3.150%	1/15/23	2,575	2,558
Thermo Fisher Scientific Inc.	3.650%	12/15/25	425	433
Trinity Health Corp.	4.125%	12/1/45	200	201
Tupperware Brands Corp.	4.750%	6/1/21	300	311
Tyson Foods Inc.	2.650%	8/15/19	500	514
Tyson Foods Inc.	4.500%	6/15/22	725	796
Tyson Foods Inc.	3.950%	8/15/24	1,200	1,275
Tyson Foods Inc.	4.875%	8/15/34	600	643
Tyson Foods Inc.	5.150%	8/15/44	300	336
Unilever Capital Corp.	0.850%	8/2/17	2,100	2,101
Unilever Capital Corp.	2.200%	3/6/19	150	154
Unilever Capital Corp.	2.100%	7/30/20	625	638
Unilever Capital Corp.	4.250%	2/10/21	805	900
Unilever Capital Corp.	3.100%	7/30/25	550	589
Whirlpool Corp.	1.650%	11/1/17	50	50
Whirlpool Corp.	4.700%	6/1/22	775	842
Whirlpool Corp.	4.000%	3/1/24	175	183
Whirlpool Corp.	3.700%	5/1/25	400	406
Whirlpool Corp.	5.150%	3/1/43	150	154
8 Whole Foods Market Inc.	5.200%	12/3/25	1,300	1,367
Wyeth LLC	7.250%	3/1/23	350	445
Wyeth LLC	6.450%	2/1/24	1,705	2,174
Wyeth LLC	6.500%	2/1/34	500	662
Wyeth LLC	6.000%	2/15/36	585	747
Wyeth LLC	5.950%	4/1/37	1,080	1,388
Zeneca Wilmington Inc.	7.000%	11/15/23	600	766
Zimmer Biomet Holdings Inc.	1.450%	4/1/17	425	425
Zimmer Biomet Holdings Inc.	2.000%	4/1/18	750	752
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	205	221
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	775	789
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	25	26
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	660
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,000	1,013
Zimmer Biomet Holdings Inc.	4.250%	8/15/35	500	489
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	400	460
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	700	686
Zoetis Inc.	1.875%	2/1/18	75	75
Zoetis Inc.	3.450%	11/13/20	325	334
Zoetis Inc.	3.250%	2/1/23	1,000	986
Zoetis Inc.	4.500%	11/13/25	350	373
Zoetis Inc.	4.700%	2/1/43	550	517

Energy (1.0%)
Anadarko Finance Co.	7.500%	5/1/31	500	526
Anadarko Petroleum Corp.	6.375%	9/15/17	1,250	1,309
Anadarko Petroleum Corp.	8.700%	3/15/19	300	335
Anadarko Petroleum Corp.	6.950%	6/15/19	50	54
Anadarko Petroleum Corp.	4.850%	3/15/21	200	203
Anadarko Petroleum Corp.	5.550%	3/15/26	2,400	2,424
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	998
Anadarko Petroleum Corp.	7.950%	6/15/39	125	136

Anadarko Petroleum Corp.	6.200%	3/15/40	450	433
Anadarko Petroleum Corp.	4.500%	7/15/44	400	313
Anadarko Petroleum Corp.	6.600%	3/15/46	500	510
Apache Corp.	6.900%	9/15/18	500	542
Apache Corp.	3.625%	2/1/21	265	264
Apache Corp.	3.250%	4/15/22	862	832
Apache Corp.	6.000%	1/15/37	725	721
Apache Corp.	5.100%	9/1/40	850	769
Apache Corp.	5.250%	2/1/42	475	437
Apache Corp.	4.750%	4/15/43	900	816
Apache Finance Canada Corp.	7.750%	12/15/29	225	267
Baker Hughes Inc.	7.500%	11/15/18	425	474
Baker Hughes Inc.	6.875%	1/15/29	400	479
Baker Hughes Inc.	5.125%	9/15/40	595	596
BJ Services Co.	6.000%	6/1/18	400	424
Boardwalk Pipelines LP	3.375%	2/1/23	325	274
Boardwalk Pipelines LP	4.950%	12/15/24	525	480
BP Capital Markets plc	1.846%	5/5/17	1,375	1,380
BP Capital Markets plc	1.375%	11/6/17	975	970
BP Capital Markets plc	1.674%	2/13/18	375	375
BP Capital Markets plc	1.375%	5/10/18	750	746
BP Capital Markets plc	2.241%	9/26/18	900	909
BP Capital Markets plc	4.750%	3/10/19	600	647
BP Capital Markets plc	2.237%	5/10/19	125	126
BP Capital Markets plc	2.315%	2/13/20	375	379
BP Capital Markets plc	4.500%	10/1/20	1,425	1,559
BP Capital Markets plc	4.742%	3/11/21	1,010	1,120
BP Capital Markets plc	3.561%	11/1/21	650	685
BP Capital Markets plc	3.062%	3/17/22	450	457
BP Capital Markets plc	3.245%	5/6/22	1,076	1,103
BP Capital Markets plc	2.500%	11/6/22	325	319
BP Capital Markets plc	2.750%	5/10/23	1,825	1,790
BP Capital Markets plc	3.994%	9/26/23	350	369
BP Capital Markets plc	3.535%	11/4/24	2,335	2,384
BP Capital Markets plc	3.506%	3/17/25	1,100	1,117
Buckeye Partners LP	6.050%	1/15/18	25	26
Buckeye Partners LP	2.650%	11/15/18	100	99
Buckeye Partners LP	5.850%	11/15/43	250	219
Buckeye Partners LP	5.600%	10/15/44	175	149
Burlington Resources Finance Co.	7.400%	12/1/31	600	661
Cameron International Corp.	3.600%	4/30/22	775	788
Cameron International Corp.	4.000%	12/15/23	1,250	1,281
Cameron International Corp.	3.700%	6/15/24	300	299
Cameron International Corp.	5.125%	12/15/43	300	312
Canadian Natural Resources Ltd.	5.700%	5/15/17	615	634
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	485
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	377
Canadian Natural Resources Ltd.	6.500%	2/15/37	500	464
Canadian Natural Resources Ltd.	6.250%	3/15/38	750	682
Chevron Corp.	1.344%	11/9/17	1,000	1,006
Chevron Corp.	1.365%	3/2/18	575	577
Chevron Corp.	1.718%	6/24/18	1,250	1,263
Chevron Corp.	1.790%	11/16/18	1,000	1,013
Chevron Corp.	4.950%	3/3/19	475	521
Chevron Corp.	2.193%	11/15/19	1,800	1,840
Chevron Corp.	1.961%	3/3/20	2,452	2,485
Chevron Corp.	2.419%	11/17/20	600	616

Chevron Corp.	2.411%	3/3/22	475	483
Chevron Corp.	2.355%	12/5/22	1,825	1,822
Chevron Corp.	3.191%	6/24/23	1,175	1,212
Chevron Corp.	3.326%	11/17/25	200	206
Cimarex Energy Co.	4.375%	6/1/24	900	884
8 Columbia Pipeline Group Inc.	2.450%	6/1/18	350	347
8 Columbia Pipeline Group Inc.	3.300%	6/1/20	500	497
8 Columbia Pipeline Group Inc.	4.500%	6/1/25	650	645
ConocoPhillips	5.200%	5/15/18	425	449
ConocoPhillips	5.750%	2/1/19	1,985	2,154
ConocoPhillips	6.000%	1/15/20	180	200
ConocoPhillips	5.900%	10/15/32	150	154
ConocoPhillips	5.900%	5/15/38	305	312
ConocoPhillips	6.500%	2/1/39	1,410	1,561
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	409
ConocoPhillips Co.	1.500%	5/15/18	500	493
ConocoPhillips Co.	2.200%	5/15/20	400	393
ConocoPhillips Co.	4.200%	3/15/21	1,000	1,044
ConocoPhillips Co.	2.875%	11/15/21	1,000	981
ConocoPhillips Co.	3.350%	11/15/24	1,765	1,687
ConocoPhillips Co.	4.950%	3/15/26	2,000	2,078
ConocoPhillips Co.	4.150%	11/15/34	350	308
ConocoPhillips Co.	4.300%	11/15/44	500	430
ConocoPhillips Co.	5.950%	3/15/46	250	269
ConocoPhillips Holding Co.	6.950%	4/15/29	275	310
Devon Energy Corp.	6.300%	1/15/19	1,500	1,515
Devon Energy Corp.	4.000%	7/15/21	300	266
Devon Energy Corp.	5.850%	12/15/25	900	866
Devon Energy Corp.	7.950%	4/15/32	525	536
Devon Energy Corp.	5.600%	7/15/41	1,310	1,036
Devon Energy Corp.	4.750%	5/15/42	450	332
Devon Financing Co. LLC	7.875%	9/30/31	425	418
Dominion Gas Holdings LLC	2.800%	11/15/20	500	511
Dominion Gas Holdings LLC	3.550%	11/1/23	250	254
Dominion Gas Holdings LLC	3.600%	12/15/24	250	254
Dominion Gas Holdings LLC	4.800%	11/1/43	500	504
Dominion Gas Holdings LLC	4.600%	12/15/44	400	393
El Paso Natural Gas Co. LLC	5.950%	4/15/17	710	731
Enable Midstream Partners LP	2.400%	5/15/19	300	261
Enable Midstream Partners LP	5.000%	5/15/44	350	247
Enbridge Energy Partners LP	9.875%	3/1/19	1,595	1,786
Enbridge Energy Partners LP	5.875%	10/15/25	400	404
Enbridge Energy Partners LP	7.500%	4/15/38	300	297
Enbridge Energy Partners LP	5.500%	9/15/40	350	285
Enbridge Inc.	4.500%	6/10/44	525	402
Encana Corp.	6.500%	8/15/34	1,625	1,381
Encana Corp.	6.500%	2/1/38	375	317
Energy Transfer Partners LP	2.500%	6/15/18	300	290
Energy Transfer Partners LP	9.700%	3/15/19	500	543
Energy Transfer Partners LP	9.000%	4/15/19	254	272
Energy Transfer Partners LP	4.150%	10/1/20	1,125	1,089
Energy Transfer Partners LP	4.650%	6/1/21	365	353
Energy Transfer Partners LP	5.200%	2/1/22	675	641
Energy Transfer Partners LP	3.600%	2/1/23	1,825	1,581
Energy Transfer Partners LP	4.050%	3/15/25	1,000	880
Energy Transfer Partners LP	4.750%	1/15/26	300	274
Energy Transfer Partners LP	4.900%	3/15/35	250	196

Energy Transfer Partners LP	6.625%	10/15/36	150	137
Energy Transfer Partners LP	7.500%	7/1/38	500	489
Energy Transfer Partners LP	6.050%	6/1/41	1,150	989
Energy Transfer Partners LP	6.500%	2/1/42	300	270
Energy Transfer Partners LP	5.150%	2/1/43	425	332
Energy Transfer Partners LP	5.150%	3/15/45	250	196
Energy Transfer Partners LP	6.125%	12/15/45	400	358
EnLink Midstream Partners LP	4.400%	4/1/24	425	340
EnLink Midstream Partners LP	4.150%	6/1/25	400	309
EnLink Midstream Partners LP	5.600%	4/1/44	175	121
Ensco plc	4.700%	3/15/21	100	70
Enterprise Products Operating LLC	6.300%	9/15/17	175	185
Enterprise Products Operating LLC	6.650%	4/15/18	50	54
Enterprise Products Operating LLC	1.650%	5/7/18	450	449
Enterprise Products Operating LLC	6.500%	1/31/19	50	55
Enterprise Products Operating LLC	2.550%	10/15/19	300	301
Enterprise Products Operating LLC	5.200%	9/1/20	2,235	2,446
Enterprise Products Operating LLC	4.050%	2/15/22	175	179
Enterprise Products Operating LLC	3.350%	3/15/23	350	348
Enterprise Products Operating LLC	3.900%	2/15/24	2,050	2,087
Enterprise Products Operating LLC	3.750%	2/15/25	650	649
Enterprise Products Operating LLC	3.700%	2/15/26	400	397
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,567
Enterprise Products Operating LLC	7.550%	4/15/38	450	532
Enterprise Products Operating LLC	5.950%	2/1/41	495	507
Enterprise Products Operating LLC	4.850%	8/15/42	850	783
Enterprise Products Operating LLC	4.450%	2/15/43	300	268
Enterprise Products Operating LLC	4.850%	3/15/44	1,450	1,361
Enterprise Products Operating LLC	5.100%	2/15/45	775	751
Enterprise Products Operating LLC	4.900%	5/15/46	800	767
Enterprise Products Operating LLC	4.950%	10/15/54	200	176
5 Enterprise Products Operating LLC	7.000%	6/1/67	200	145
5 Enterprise Products Operating LLC	7.034%	1/15/68	600	606
EOG Resources Inc.	5.625%	6/1/19	925	1,010
EOG Resources Inc.	4.100%	2/1/21	150	159
EOG Resources Inc.	2.625%	3/15/23	2,700	2,559
EQT Corp.	8.125%	6/1/19	400	431
EQT Corp.	4.875%	11/15/21	600	576
Exxon Mobil Corp.	1.439%	3/1/18	2,500	2,520
Exxon Mobil Corp.	1.305%	3/6/18	2,000	2,009
Exxon Mobil Corp.	1.819%	3/15/19	237	241
Exxon Mobil Corp.	1.912%	3/6/20	1,413	1,430
Exxon Mobil Corp.	2.222%	3/1/21	1,500	1,527
Exxon Mobil Corp.	2.397%	3/6/22	750	760
Exxon Mobil Corp.	2.726%	3/1/23	2,000	2,032
Exxon Mobil Corp.	2.709%	3/6/25	100	100
Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,380
Exxon Mobil Corp.	3.567%	3/6/45	650	635
Exxon Mobil Corp.	4.114%	3/1/46	1,000	1,054
FMC Technologies Inc.	2.000%	10/1/17	200	194
FMC Technologies Inc.	3.450%	10/1/22	125	112
Gulf South Pipeline Co. LP	4.000%	6/15/22	300	274
Halliburton Co.	2.000%	8/1/18	400	402
Halliburton Co.	5.900%	9/15/18	25	27
Halliburton Co.	2.700%	11/15/20	600	609
Halliburton Co.	3.250%	11/15/21	40	41
Halliburton Co.	3.375%	11/15/22	1,300	1,326

Halliburton Co.	3.500%	8/1/23	950	957
Halliburton Co.	3.800%	11/15/25	1,250	1,251
Halliburton Co.	4.850%	11/15/35	600	600
Halliburton Co.	6.700%	9/15/38	580	698
Halliburton Co.	7.450%	9/15/39	450	575
Halliburton Co.	4.500%	11/15/41	675	614
Halliburton Co.	4.750%	8/1/43	150	140
Halliburton Co.	5.000%	11/15/45	1,200	1,169
Hess Corp.	8.125%	2/15/19	795	873
Hess Corp.	3.500%	7/15/24	200	183
Hess Corp.	7.875%	10/1/29	150	163
Hess Corp.	7.125%	3/15/33	375	377
Hess Corp.	6.000%	1/15/40	1,025	933
Hess Corp.	5.600%	2/15/41	825	730
Husky Energy Inc.	7.250%	12/15/19	505	550
Husky Energy Inc.	3.950%	4/15/22	300	298
Husky Energy Inc.	4.000%	4/15/24	500	475
Husky Energy Inc.	6.800%	9/15/37	300	280
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,059
Kerr-McGee Corp.	7.875%	9/15/31	150	164
Kinder Morgan Energy Partners LP	5.950%	2/15/18	750	785
Kinder Morgan Energy Partners LP	2.650%	2/1/19	25	25
Kinder Morgan Energy Partners LP	6.500%	4/1/20	2,000	2,137
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	787
Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,923	1,973
Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	170
Kinder Morgan Energy Partners LP	3.950%	9/1/22	1,125	1,090
Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,225	1,110
Kinder Morgan Energy Partners LP	4.250%	9/1/24	425	402
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	178
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	271
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	380
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	335
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,492
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	941
Kinder Morgan Energy Partners LP	5.000%	8/15/42	275	229
Kinder Morgan Energy Partners LP	4.700%	11/1/42	950	749
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	413
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	442
Kinder Morgan Inc.	7.000%	6/15/17	500	525
Kinder Morgan Inc.	2.000%	12/1/17	350	347
Kinder Morgan Inc.	3.050%	12/1/19	175	173
Kinder Morgan Inc.	4.300%	6/1/25	1,000	945
Kinder Morgan Inc.	7.800%	8/1/31	330	365
Kinder Morgan Inc.	7.750%	1/15/32	600	623
Kinder Morgan Inc.	5.300%	12/1/34	500	433
Kinder Morgan Inc.	5.550%	6/1/45	950	848
Kinder Morgan Inc.	5.050%	2/15/46	500	425
Magellan Midstream Partners LP	6.550%	7/15/19	625	698
Magellan Midstream Partners LP	3.200%	3/15/25	700	665
Magellan Midstream Partners LP	5.000%	3/1/26	450	486
Magellan Midstream Partners LP	4.200%	12/1/42	150	123
Magellan Midstream Partners LP	5.150%	10/15/43	350	327
Magellan Midstream Partners LP	4.200%	3/15/45	100	85
Marathon Oil Corp.	6.000%	10/1/17	100	101
Marathon Oil Corp.	5.900%	3/15/18	225	225
Marathon Oil Corp.	2.700%	6/1/20	500	423

Marathon Oil Corp.	2.800%	11/1/22	600	486
Marathon Oil Corp.	3.850%	6/1/25	500	406
Marathon Oil Corp.	6.800%	3/15/32	1,080	934
Marathon Oil Corp.	5.200%	6/1/45	300	209
Marathon Petroleum Corp.	2.700%	12/14/18	450	449
Marathon Petroleum Corp.	3.400%	12/15/20	400	394
Marathon Petroleum Corp.	5.125%	3/1/21	750	779
Marathon Petroleum Corp.	6.500%	3/1/41	750	744
Marathon Petroleum Corp.	4.750%	9/15/44	250	202
Marathon Petroleum Corp.	5.850%	12/15/45	200	180
Marathon Petroleum Corp.	5.000%	9/15/54	500	391
8 MPLX LP	4.500%	7/15/23	1,200	1,104
8 MPLX LP	4.875%	12/1/24	500	460
Nabors Industries Inc.	6.150%	2/15/18	870	866
Nabors Industries Inc.	9.250%	1/15/19	125	126
Nabors Industries Inc.	5.000%	9/15/20	100	85
National Fuel Gas Co.	6.500%	4/15/18	750	806
National Fuel Gas Co.	3.750%	3/1/23	500	444
National Oilwell Varco Inc.	1.350%	12/1/17	300	292
National Oilwell Varco Inc.	2.600%	12/1/22	1,575	1,339
National Oilwell Varco Inc.	3.950%	12/1/42	300	213
Noble Energy Inc.	8.250%	3/1/19	1,690	1,859
Noble Energy Inc.	4.150%	12/15/21	875	874
Noble Energy Inc.	6.000%	3/1/41	1,750	1,620
Noble Energy Inc.	5.250%	11/15/43	450	388
Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,836
Occidental Petroleum Corp.	3.125%	2/15/22	750	767
Occidental Petroleum Corp.	3.500%	6/15/25	1,750	1,786
Occidental Petroleum Corp.	3.400%	4/15/26	400	403
Occidental Petroleum Corp.	4.625%	6/15/45	750	781
Occidental Petroleum Corp.	4.400%	4/15/46	700	702
Oceaneering International Inc.	4.650%	11/15/24	300	257
ONEOK Partners LP	2.000%	10/1/17	625	606
ONEOK Partners LP	8.625%	3/1/19	400	435
ONEOK Partners LP	4.900%	3/15/25	450	424
ONEOK Partners LP	6.650%	10/1/36	360	335
ONEOK Partners LP	6.125%	2/1/41	1,400	1,286
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	800	826
Petro-Canada	6.050%	5/15/18	1,350	1,430
Petro-Canada	7.875%	6/15/26	100	118
Petro-Canada	5.350%	7/15/33	450	427
Petro-Canada	5.950%	5/15/35	500	507
Petro-Canada	6.800%	5/15/38	250	272
Phillips 66	2.950%	5/1/17	3,250	3,310
Phillips 66	4.300%	4/1/22	1,175	1,252
Phillips 66	4.650%	11/15/34	300	297
Phillips 66	5.875%	5/1/42	900	978
Phillips 66	4.875%	11/15/44	1,250	1,253
Phillips 66 Partners LP	2.646%	2/15/20	135	130
Phillips 66 Partners LP	3.605%	2/15/25	350	309
Phillips 66 Partners LP	4.680%	2/15/45	150	125
Pioneer Natural Resources Co.	6.875%	5/1/18	500	532
Pioneer Natural Resources Co.	7.500%	1/15/20	100	113
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,093
Pioneer Natural Resources Co.	4.450%	1/15/26	250	252
Plains All American Pipeline LP / PAA Finance
Corp.	6.500%	5/1/18	50	52

Plains All American Pipeline LP / PAA Finance
Corp.	8.750%	5/1/19	925	1,007
Plains All American Pipeline LP / PAA Finance
Corp.	5.000%	2/1/21	1,125	1,128
Plains All American Pipeline LP / PAA Finance
Corp.	2.850%	1/31/23	300	254
Plains All American Pipeline LP / PAA Finance
Corp.	3.600%	11/1/24	2,155	1,859
Plains All American Pipeline LP / PAA Finance
Corp.	6.700%	5/15/36	205	194
Plains All American Pipeline LP / PAA Finance
Corp.	6.650%	1/15/37	350	329
Plains All American Pipeline LP / PAA Finance
Corp.	4.300%	1/31/43	1,350	980
Pride International Inc.	6.875%	8/15/20	700	511
Regency Energy Partners LP / Regency Energy
Finance Corp.	6.500%	7/15/21	902	898
Regency Energy Partners LP / Regency Energy
Finance Corp.	5.875%	3/1/22	1,200	1,164
Regency Energy Partners LP / Regency Energy
Finance Corp.	5.000%	10/1/22	1,050	984
Regency Energy Partners LP / Regency Energy
Finance Corp.	5.500%	4/15/23	500	450
Regency Energy Partners LP / Regency Energy
Finance Corp.	4.500%	11/1/23	200	175
Repsol Oil & Gas Canada Inc.	7.750%	6/1/19	445	452
Repsol Oil & Gas Canada Inc.	3.750%	2/1/21	350	315
Schlumberger Investment SA	3.650%	12/1/23	790	820
Shell International Finance BV	5.200%	3/22/17	300	312
Shell International Finance BV	1.125%	8/21/17	700	699
Shell International Finance BV	1.250%	11/10/17	650	650
Shell International Finance BV	1.900%	8/10/18	400	404
Shell International Finance BV	1.625%	11/10/18	1,000	1,003
Shell International Finance BV	2.000%	11/15/18	1,550	1,570
Shell International Finance BV	4.300%	9/22/19	3,000	3,252
Shell International Finance BV	4.375%	3/25/20	625	680
Shell International Finance BV	2.125%	5/11/20	400	403
Shell International Finance BV	2.250%	11/10/20	400	405
Shell International Finance BV	2.375%	8/21/22	1,025	1,011
Shell International Finance BV	2.250%	1/6/23	175	171
Shell International Finance BV	3.400%	8/12/23	400	416
Shell International Finance BV	3.250%	5/11/25	400	402
Shell International Finance BV	4.125%	5/11/35	400	411
Shell International Finance BV	6.375%	12/15/38	820	1,002
Shell International Finance BV	5.500%	3/25/40	1,250	1,416
Shell International Finance BV	3.625%	8/21/42	450	404
Shell International Finance BV	4.550%	8/12/43	1,000	1,041
Shell International Finance BV	4.375%	5/11/45	1,600	1,606
8 Southern Natural Gas Co. LLC	5.900%	4/1/17	150	155
Southern Natural Gas Co. LLC	8.000%	3/1/32	350	370
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	1,250	1,238
Spectra Energy Capital LLC	6.200%	4/15/18	850	893
Spectra Energy Capital LLC	8.000%	10/1/19	165	181
Spectra Energy Capital LLC	7.500%	9/15/38	175	182
Spectra Energy Partners LP	2.950%	9/25/18	75	75
Spectra Energy Partners LP	3.500%	3/15/25	800	773

Spectra Energy Partners LP	4.500%	3/15/45	700	621
Suncor Energy Inc.	6.100%	6/1/18	100	107
Suncor Energy Inc.	6.500%	6/15/38	1,540	1,657
Suncor Energy Inc.	6.850%	6/1/39	310	342
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	1,250	1,231
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	400	367
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	300	302
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	419	396
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	236
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	782
Texas Eastern Transmission LP	7.000%	7/15/32	500	568
Tosco Corp.	8.125%	2/15/30	1,350	1,634
Total Capital Canada Ltd.	1.450%	1/15/18	1,225	1,232
Total Capital Canada Ltd.	2.750%	7/15/23	425	424
Total Capital International SA	2.100%	6/19/19	1,900	1,926
Total Capital International SA	2.750%	6/19/21	1,350	1,388
Total Capital International SA	2.875%	2/17/22	1,400	1,434
Total Capital International SA	2.700%	1/25/23	700	698
Total Capital International SA	3.700%	1/15/24	650	681
Total Capital International SA	3.750%	4/10/24	1,000	1,049
Total Capital SA	2.125%	8/10/18	850	864
Total Capital SA	4.450%	6/24/20	425	465
Total Capital SA	4.125%	1/28/21	512	556
TransCanada PipeLines Ltd.	1.625%	11/9/17	200	200
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	330
TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,758
TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	943
TransCanada PipeLines Ltd.	3.750%	10/16/23	600	599
TransCanada PipeLines Ltd.	4.875%	1/15/26	505	534
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	807
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	130
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,200	1,265
TransCanada PipeLines Ltd.	7.625%	1/15/39	560	674
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	218
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,200	1,180
5 TransCanada PipeLines Ltd.	6.350%	5/15/67	400	271
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	230	233
Valero Energy Corp.	9.375%	3/15/19	425	501
Valero Energy Corp.	6.125%	2/1/20	850	932
Valero Energy Corp.	3.650%	3/15/25	400	394
Valero Energy Corp.	7.500%	4/15/32	675	770
Valero Energy Corp.	6.625%	6/15/37	855	931
Valero Energy Corp.	4.900%	3/15/45	400	357
Western Gas Partners LP	5.375%	6/1/21	500	483
Western Gas Partners LP	3.950%	6/1/25	300	257
Western Gas Partners LP	5.450%	4/1/44	600	475
Williams Partners LP	5.250%	3/15/20	1,395	1,336
Williams Partners LP	4.000%	11/15/21	400	347
Williams Partners LP	3.600%	3/15/22	750	613
Williams Partners LP	3.350%	8/15/22	500	407
Williams Partners LP	4.500%	11/15/23	560	475
Williams Partners LP	3.900%	1/15/25	700	565
Williams Partners LP	4.000%	9/15/25	1,100	884
Williams Partners LP	6.300%	4/15/40	475	394
Williams Partners LP	5.800%	11/15/43	700	546
Williams Partners LP	5.400%	3/4/44	300	224
Williams Partners LP	4.900%	1/15/45	325	233

Williams Partners LP	5.100%	9/15/45	950	683
Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	450	390
Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	500	434
XTO Energy Inc.	6.250%	8/1/17	400	429
XTO Energy Inc.	5.500%	6/15/18	400	434

Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/11	950	981
CBRE Services Inc.	5.000%	3/15/23	500	515
CBRE Services Inc.	5.250%	3/15/25	275	283
CBRE Services Inc.	4.875%	3/1/26	375	380
Cintas Corp. No 2	6.125%	12/1/17	400	430
Cintas Corp. No 2	3.250%	6/1/22	150	156
Fluor Corp.	3.375%	9/15/21	150	156
Fluor Corp.	3.500%	12/15/24	1,000	1,030
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	725	778
5 Johns Hopkins University Maryland GO	4.083%	7/1/53	500	529
Massachusetts Institute of Technology GO	5.600%	7/1/11	400	512
Massachusetts Institute of Technology GO	4.678%	7/1/14	700	764
5 Northwestern University Illinois GO	3.688%	12/1/38	300	314
5 Northwestern University Illinois GO	4.643%	12/1/44	350	425
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	500	513
5 University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	300	299
University of Pennsylvania GO	4.674%	9/1/12	625	672
Yale University Connecticut GO	2.086%	4/15/19	150	154

Technology (0.7%)
Adobe Systems Inc.	4.750%	2/1/20	325	358
Adobe Systems Inc.	3.250%	2/1/25	700	723
Altera Corp.	1.750%	5/15/17	150	151
Altera Corp.	2.500%	11/15/18	625	642
Altera Corp.	4.100%	11/15/23	750	827
Amphenol Corp.	1.550%	9/15/17	175	175
Amphenol Corp.	2.550%	1/30/19	1,650	1,668
Amphenol Corp.	3.125%	9/15/21	250	255
Amphenol Corp.	4.000%	2/1/22	75	79
Analog Devices Inc.	2.875%	6/1/23	1,375	1,396
Apple Inc.	1.050%	5/5/17	1,275	1,280
Apple Inc.	0.900%	5/12/17	100	100
Apple Inc.	1.000%	5/3/18	1,300	1,302
Apple Inc.	2.100%	5/6/19	1,650	1,696
Apple Inc.	1.550%	2/7/20	1,550	1,556
Apple Inc.	2.000%	5/6/20	700	716
Apple Inc.	2.250%	2/23/21	1,200	1,224
Apple Inc.	2.850%	5/6/21	1,825	1,914
Apple Inc.	2.150%	2/9/22	2,500	2,523
Apple Inc.	2.700%	5/13/22	1,500	1,547
Apple Inc.	2.400%	5/3/23	2,800	2,809
Apple Inc.	3.450%	5/6/24	1,875	1,997
Apple Inc.	2.500%	2/9/25	1,300	1,290
Apple Inc.	3.200%	5/13/25	1,300	1,360
Apple Inc.	3.250%	2/23/26	2,950	3,082
Apple Inc.	4.500%	2/23/36	1,000	1,074
Apple Inc.	3.850%	5/4/43	1,400	1,361
Apple Inc.	4.450%	5/6/44	1,150	1,215
Apple Inc.	3.450%	2/9/45	1,275	1,151

Apple Inc.	4.650%	2/23/46	4,600	5,024
Applied Materials Inc.	2.625%	10/1/20	475	491
Applied Materials Inc.	4.300%	6/15/21	1,435	1,578
Applied Materials Inc.	3.900%	10/1/25	1,000	1,061
Applied Materials Inc.	5.100%	10/1/35	350	380
Applied Materials Inc.	5.850%	6/15/41	125	148
Arrow Electronics Inc.	3.000%	3/1/18	200	202
Arrow Electronics Inc.	3.500%	4/1/22	325	325
Arrow Electronics Inc.	4.500%	3/1/23	400	420
Arrow Electronics Inc.	4.000%	4/1/25	400	402
Autodesk Inc.	1.950%	12/15/17	550	547
Autodesk Inc.	3.125%	6/15/20	225	228
Autodesk Inc.	3.600%	12/15/22	100	100
Autodesk Inc.	4.375%	6/15/25	175	179
AVNET Inc.	4.625%	4/15/26	800	808
Baidu Inc.	2.750%	6/9/19	350	354
Baidu Inc.	3.500%	11/28/22	1,500	1,536
Broadridge Financial Solutions Inc.	3.950%	9/1/20	250	263
CA Inc.	5.375%	12/1/19	205	224
CA Inc.	3.600%	8/1/20	800	826
CA Inc.	4.500%	8/15/23	150	159
Cadence Design Systems Inc.	4.375%	10/15/24	125	126
Cisco Systems Inc.	1.100%	3/3/17	425	426
Cisco Systems Inc.	3.150%	3/14/17	1,100	1,125
Cisco Systems Inc.	1.400%	2/28/18	1,050	1,060
Cisco Systems Inc.	4.950%	2/15/19	1,550	1,714
Cisco Systems Inc.	1.600%	2/28/19	1,650	1,673
Cisco Systems Inc.	2.125%	3/1/19	1,325	1,366
Cisco Systems Inc.	4.450%	1/15/20	2,775	3,077
Cisco Systems Inc.	2.450%	6/15/20	1,000	1,039
Cisco Systems Inc.	2.200%	2/28/21	1,600	1,634
Cisco Systems Inc.	2.900%	3/4/21	225	237
Cisco Systems Inc.	3.625%	3/4/24	400	439
Cisco Systems Inc.	2.950%	2/28/26	400	415
Cisco Systems Inc.	5.900%	2/15/39	425	547
Cisco Systems Inc.	5.500%	1/15/40	1,205	1,500
Corning Inc.	1.500%	5/8/18	875	870
Corning Inc.	6.625%	5/15/19	50	56
Corning Inc.	2.900%	5/15/22	625	627
Corning Inc.	3.700%	11/15/23	500	509
Corning Inc.	4.700%	3/15/37	175	171
Corning Inc.	5.750%	8/15/40	340	376
EMC Corp.	1.875%	6/1/18	1,460	1,428
EMC Corp.	2.650%	6/1/20	1,445	1,355
EMC Corp.	3.375%	6/1/23	710	593
Equifax Inc.	6.300%	7/1/17	125	132
Fidelity National Information Services Inc.	2.000%	4/15/18	100	100
Fidelity National Information Services Inc.	2.850%	10/15/18	300	305
Fidelity National Information Services Inc.	3.625%	10/15/20	1,625	1,679
Fidelity National Information Services Inc.	5.000%	3/15/22	350	364
Fidelity National Information Services Inc.	3.500%	4/15/23	625	624
Fidelity National Information Services Inc.	3.875%	6/5/24	325	324
Fidelity National Information Services Inc.	5.000%	10/15/25	950	1,026
Fiserv Inc.	2.700%	6/1/20	525	534
Fiserv Inc.	3.850%	6/1/25	700	740
Flextronics International Ltd.	4.625%	2/15/20	275	285
Google Inc.	3.625%	5/19/21	350	387

8 Hewlett Packard Enterprise Co.	2.450%	10/5/17	1,250	1,259
8 Hewlett Packard Enterprise Co.	2.850%	10/5/18	1,300	1,322
8 Hewlett Packard Enterprise Co.	3.600%	10/15/20	1,625	1,690
8 Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,450	1,521
8 Hewlett Packard Enterprise Co.	4.900%	10/15/25	2,500	2,575
8 Hewlett Packard Enterprise Co.	6.200%	10/15/35	350	344
8 Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,450	1,429
HP Inc.	3.750%	12/1/20	113	118
HP Inc.	4.300%	6/1/21	150	156
HP Inc.	4.375%	9/15/21	650	677
HP Inc.	4.650%	12/9/21	2,175	2,290
HP Inc.	6.000%	9/15/41	610	551
Ingram Micro Inc.	4.950%	12/15/24	925	900
Intel Corp.	1.350%	12/15/17	4,510	4,548
Intel Corp.	2.450%	7/29/20	500	517
Intel Corp.	3.300%	10/1/21	200	215
Intel Corp.	3.100%	7/29/22	625	661
Intel Corp.	2.700%	12/15/22	700	722
Intel Corp.	3.700%	7/29/25	500	547
Intel Corp.	4.000%	12/15/32	475	496
Intel Corp.	4.800%	10/1/41	1,205	1,344
Intel Corp.	4.250%	12/15/42	775	803
Intel Corp.	4.900%	7/29/45	900	1,010
International Business Machines Corp.	1.250%	2/6/17	1,150	1,156
International Business Machines Corp.	5.700%	9/14/17	4,000	4,272
International Business Machines Corp.	1.250%	2/8/18	2,555	2,566
International Business Machines Corp.	1.950%	2/12/19	675	687
International Business Machines Corp.	1.800%	5/17/19	2,000	2,026
International Business Machines Corp.	1.625%	5/15/20	670	672
International Business Machines Corp.	2.900%	11/1/21	200	210
International Business Machines Corp.	2.875%	11/9/22	500	519
International Business Machines Corp.	3.375%	8/1/23	600	637
International Business Machines Corp.	3.625%	2/12/24	1,400	1,502
International Business Machines Corp.	5.600%	11/30/39	1,114	1,375
International Business Machines Corp.	4.000%	6/20/42	423	429
International Business Machines Corp.	4.700%	2/19/46	1,000	1,103
Jabil Circuit Inc.	5.625%	12/15/20	250	259
Juniper Networks Inc.	3.125%	2/26/19	250	254
Juniper Networks Inc.	3.300%	6/15/20	475	482
Juniper Networks Inc.	4.600%	3/15/21	360	380
Juniper Networks Inc.	4.350%	6/15/25	200	198
Juniper Networks Inc.	5.950%	3/15/41	150	137
Keysight Technologies Inc.	3.300%	10/30/19	350	352
Keysight Technologies Inc.	4.550%	10/30/24	325	316
KLA-Tencor Corp.	2.375%	11/1/17	100	101
KLA-Tencor Corp.	3.375%	11/1/19	100	102
KLA-Tencor Corp.	4.125%	11/1/21	2,000	2,087
KLA-Tencor Corp.	4.650%	11/1/24	400	404
Lam Research Corp.	2.750%	3/15/20	325	320
Lam Research Corp.	3.800%	3/15/25	425	406
Lender Processing Services Inc / Black Knight
Lending Solutions Inc	5.750%	4/15/23	344	356
Lexmark International Inc.	6.650%	6/1/18	375	397
Maxim Integrated Products Inc.	3.375%	3/15/23	50	51
Microsoft Corp.	1.000%	5/1/18	400	401
Microsoft Corp.	1.300%	11/3/18	2,400	2,423
Microsoft Corp.	4.200%	6/1/19	460	504

Microsoft Corp.	3.000%	10/1/20	250	268
Microsoft Corp.	2.000%	11/3/20	1,975	2,022
Microsoft Corp.	2.375%	2/12/22	1,600	1,646
Microsoft Corp.	2.650%	11/3/22	1,650	1,714
Microsoft Corp.	2.125%	11/15/22	225	228
Microsoft Corp.	2.375%	5/1/23	225	228
Microsoft Corp.	3.625%	12/15/23	750	822
Microsoft Corp.	2.700%	2/12/25	925	943
Microsoft Corp.	3.125%	11/3/25	2,000	2,097
Microsoft Corp.	3.500%	2/12/35	1,000	974
Microsoft Corp.	4.200%	11/3/35	875	935
Microsoft Corp.	5.200%	6/1/39	629	755
Microsoft Corp.	4.500%	10/1/40	125	137
Microsoft Corp.	5.300%	2/8/41	600	726
Microsoft Corp.	3.500%	11/15/42	850	810
Microsoft Corp.	3.750%	5/1/43	185	185
Microsoft Corp.	4.875%	12/15/43	350	406
Microsoft Corp.	4.450%	11/3/45	2,650	2,919
Microsoft Corp.	4.000%	2/12/55	2,000	1,957
Microsoft Corp.	4.750%	11/3/55	650	720
Motorola Solutions Inc.	3.750%	5/15/22	400	392
Motorola Solutions Inc.	3.500%	3/1/23	1,100	1,009
Motorola Solutions Inc.	4.000%	9/1/24	400	369
Motorola Solutions Inc.	7.500%	5/15/25	75	85
Motorola Solutions Inc.	5.500%	9/1/44	300	234
NetApp Inc.	3.375%	6/15/21	900	897
Oracle Corp.	1.200%	10/15/17	1,150	1,157
Oracle Corp.	5.750%	4/15/18	1,415	1,547
Oracle Corp.	2.375%	1/15/19	525	544
Oracle Corp.	5.000%	7/8/19	1,175	1,317
Oracle Corp.	2.250%	10/8/19	2,850	2,940
Oracle Corp.	2.500%	5/15/22	1,250	1,275
Oracle Corp.	3.400%	7/8/24	2,350	2,501
Oracle Corp.	2.950%	5/15/25	1,000	1,023
Oracle Corp.	3.250%	5/15/30	275	277
Oracle Corp.	4.300%	7/8/34	1,350	1,420
Oracle Corp.	3.900%	5/15/35	1,350	1,346
Oracle Corp.	6.500%	4/15/38	625	830
Oracle Corp.	6.125%	7/8/39	645	833
Oracle Corp.	5.375%	7/15/40	1,375	1,633
Oracle Corp.	4.500%	7/8/44	775	822
Oracle Corp.	4.125%	5/15/45	400	409
Oracle Corp.	4.375%	5/15/55	1,000	1,001
Pitney Bowes Inc.	4.625%	3/15/24	1,050	1,081
QUALCOMM Inc.	1.400%	5/18/18	1,000	1,006
QUALCOMM Inc.	2.250%	5/20/20	1,000	1,025
QUALCOMM Inc.	3.000%	5/20/22	1,275	1,330
QUALCOMM Inc.	3.450%	5/20/25	975	1,010
QUALCOMM Inc.	4.650%	5/20/35	475	493
QUALCOMM Inc.	4.800%	5/20/45	1,200	1,185
Seagate HDD Cayman	4.750%	6/1/23	1,500	1,245
Seagate HDD Cayman	4.750%	1/1/25	750	585
8 Seagate HDD Cayman	4.875%	6/1/27	450	340
Symantec Corp.	2.750%	6/15/17	500	504
Symantec Corp.	4.200%	9/15/20	75	78
Symantec Corp.	3.950%	6/15/22	400	402
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	475	501

Texas Instruments Inc.	1.650%	8/3/19	1,000	1,009
Total System Services Inc.	2.375%	6/1/18	125	124
Total System Services Inc.	4.800%	4/1/26	675	694
Trimble Navigation Ltd.	4.750%	12/1/24	225	229
Tyco Electronics Group SA	6.550%	10/1/17	355	381
Tyco Electronics Group SA	2.350%	8/1/19	200	202
Tyco Electronics Group SA	3.500%	2/3/22	750	780
Tyco Electronics Group SA	3.450%	8/1/24	350	356
Tyco Electronics Group SA	7.125%	10/1/37	700	908
Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,349
Verisk Analytics Inc.	5.500%	6/15/45	250	244
Xerox Corp.	6.350%	5/15/18	1,580	1,685
Xerox Corp.	2.750%	3/15/19	250	246
Xerox Corp.	5.625%	12/15/19	550	568
Xerox Corp.	2.800%	5/15/20	300	283
Xerox Corp.	4.500%	5/15/21	835	845
Xilinx Inc.	2.125%	3/15/19	325	327
Xilinx Inc.	3.000%	3/15/21	1,275	1,319

Transportation (0.3%)
5 American Airlines 2013-1 Class A Pass Through
Trust	4.000%	1/15/27	236	243
5 American Airlines 2013-2 Class A Pass Through
Trust	4.950%	7/15/24	1,029	1,099
5 American Airlines 2014-1 Class A Pass Through
Trust	3.700%	4/1/28	471	474
5 American Airlines 2015-1 Class A Pass Through
Trust	3.375%	11/1/28	882	869
5 American Airlines 2015-1 Class B Pass Through
Trust	3.700%	11/1/24	144	138
5 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	278	286
5 American Airlines 2016-1 Class A Pass Through
Trust	4.100%	1/15/28	225	233
5 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	500	513
5 BNSF Funding Trust I	6.613%	12/15/55	325	352
Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	79
Burlington Northern Santa Fe LLC	5.750%	3/15/18	625	675
Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	293
Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	449
Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	439
Burlington Northern Santa Fe LLC	3.050%	3/15/22	425	448
Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	420
Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	646
Burlington Northern Santa Fe LLC	3.850%	9/1/23	275	301
Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	433
Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	425
Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	259
Burlington Northern Santa Fe LLC	3.650%	9/1/25	1,050	1,134
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	925
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	159
Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	556
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	426
Burlington Northern Santa Fe LLC	5.400%	6/1/41	925	1,095
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	609
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	210

Burlington Northern Santa Fe LLC	4.450%	3/15/43	350	373
Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	582
Burlington Northern Santa Fe LLC	4.900%	4/1/44	300	341
Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	649
Burlington Northern Santa Fe LLC	4.150%	4/1/45	300	307
Burlington Northern Santa Fe LLC	4.700%	9/1/45	300	334
Canadian National Railway Co.	5.550%	3/1/19	265	294
Canadian National Railway Co.	2.850%	12/15/21	550	576
Canadian National Railway Co.	2.750%	3/1/26	750	772
Canadian National Railway Co.	6.250%	8/1/34	350	462
Canadian National Railway Co.	6.200%	6/1/36	350	464
Canadian National Railway Co.	6.375%	11/15/37	350	466
Canadian Pacific Railway Co.	4.450%	3/15/23	225	244
Canadian Pacific Railway Co.	2.900%	2/1/25	100	97
Canadian Pacific Railway Co.	3.700%	2/1/26	450	460
Canadian Pacific Railway Co.	7.125%	10/15/31	225	290
Canadian Pacific Railway Co.	5.750%	3/15/33	425	479
Canadian Pacific Railway Co.	5.950%	5/15/37	775	898
Canadian Pacific Railway Co.	6.125%	9/15/15	230	249
Canadian Pacific Railway Ltd.	4.500%	1/15/22	691	751
Canadian Pacific Railway Ltd.	5.750%	1/15/42	110	127
5 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	937	1,054
5 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	789	814
5 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	404	416
CSX Corp.	5.600%	5/1/17	25	26
CSX Corp.	7.900%	5/1/17	126	135
CSX Corp.	6.250%	3/15/18	725	790
CSX Corp.	7.375%	2/1/19	2,065	2,377
CSX Corp.	3.700%	10/30/20	205	217
CSX Corp.	3.350%	11/1/25	400	412
CSX Corp.	6.220%	4/30/40	174	214
CSX Corp.	5.500%	4/15/41	425	486
CSX Corp.	4.750%	5/30/42	1,310	1,376
CSX Corp.	4.100%	3/15/44	800	788
CSX Corp.	3.950%	5/1/50	650	595
5 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	166	191
5 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	6/17/21	94	106
5 Delta Air Lines 2010-1 Class A Pass Through
Trust	6.200%	1/2/20	26	28
5 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	58	61
5 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	59	62
5 Delta Air Lines 2015-1 Class AA Pass Through
Trust	3.625%	7/30/27	368	380
FedEx Corp.	8.000%	1/15/19	475	557
FedEx Corp.	2.625%	8/1/22	50	51
FedEx Corp.	4.000%	1/15/24	450	487
FedEx Corp.	3.250%	4/1/26	100	103
FedEx Corp.	3.900%	2/1/35	200	192
FedEx Corp.	3.875%	8/1/42	200	186
FedEx Corp.	4.100%	4/15/43	300	286

	FedEx Corp.	5.100%	1/15/44	500	557
	FedEx Corp.	4.750%	11/15/45	525	556
	FedEx Corp.	4.550%	4/1/46	550	564
	FedEx Corp.	4.500%	2/1/65	150	140
5	Hawaiian Airlines 2013-1 Class A Pass Through
	Certificates	3.900%	1/15/26	902	875
	JB Hunt Transport Services Inc.	3.300%	8/15/22	400	408
	JB Hunt Transport Services Inc.	3.850%	3/15/24	200	208
8	Kansas City Southern	2.350%	5/15/20	25	25
8	Kansas City Southern	3.000%	5/15/23	500	485
8	Kansas City Southern	4.950%	8/15/45	325	332
[5,8] Latam Airlines 2015-1 Pass Through Trust A		4.200%	11/15/27	250	217
	Norfolk Southern Corp.	7.700%	5/15/17	400	428
	Norfolk Southern Corp.	5.750%	4/1/18	200	216
	Norfolk Southern Corp.	5.900%	6/15/19	335	375
	Norfolk Southern Corp.	3.250%	12/1/21	325	335
	Norfolk Southern Corp.	2.903%	2/15/23	780	783
	Norfolk Southern Corp.	5.590%	5/17/25	164	193
	Norfolk Southern Corp.	7.800%	5/15/27	100	136
	Norfolk Southern Corp.	4.837%	10/1/41	565	615
	Norfolk Southern Corp.	3.950%	10/1/42	425	408
	Norfolk Southern Corp.	4.450%	6/15/45	275	284
	Norfolk Southern Corp.	7.900%	5/15/97	200	286
	Norfolk Southern Corp.	6.000%	3/15/05	275	307
	Norfolk Southern Corp.	6.000%	5/23/11	925	1,029
5	Northwest Airlines 2007-1 Class A Pass Through
	Trust	7.027%	5/1/21	172	193
	Ryder System Inc.	2.450%	11/15/18	1,000	1,010
	Ryder System Inc.	2.350%	2/26/19	1,350	1,359
	Ryder System Inc.	2.550%	6/1/19	800	802
	Ryder System Inc.	2.500%	5/11/20	200	196
	Ryder System Inc.	2.875%	9/1/20	125	125
	Southern Railway Co.	9.750%	6/15/20	116	149
	Southwest Airlines Co.	2.750%	11/6/19	25	26
	Southwest Airlines Co.	2.650%	11/5/20	540	551
5	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	102	114
5	Spirit Airlines Class A Pass Through Certificates
	Series 2015-1	4.100%	10/1/29	325	326
	Trinity Industries Inc.	4.550%	10/1/24	225	188
	Union Pacific Corp.	1.800%	2/1/20	450	451
	Union Pacific Corp.	2.250%	6/19/20	300	306
	Union Pacific Corp.	2.750%	4/15/23	200	204
	Union Pacific Corp.	3.250%	1/15/25	300	317
	Union Pacific Corp.	3.250%	8/15/25	1,000	1,069
	Union Pacific Corp.	2.750%	3/1/26	100	102
	Union Pacific Corp.	6.625%	2/1/29	400	542
	Union Pacific Corp.	3.375%	2/1/35	900	866
	Union Pacific Corp.	4.750%	9/15/41	250	278
	Union Pacific Corp.	4.250%	4/15/43	400	416
	Union Pacific Corp.	4.750%	12/15/43	325	365
	Union Pacific Corp.	4.821%	2/1/44	189	214
	Union Pacific Corp.	4.850%	6/15/44	75	85
	Union Pacific Corp.	4.150%	1/15/45	400	413
	Union Pacific Corp.	4.050%	11/15/45	250	256
	Union Pacific Corp.	4.050%	3/1/46	500	515
	Union Pacific Corp.	3.875%	2/1/55	400	377

Union Pacific Corp.	4.375%	11/15/65	800	791
5 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	649	677
5 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	728	750
United Airlines 2015-1 Class A Pass Through
Trust	3.700%	12/1/22	200	202
5 United Airlines 2015-1 Class AA Pass Through
Trust	3.450%	12/1/27	425	430
United Parcel Service Inc.	1.125%	10/1/17	800	804
United Parcel Service Inc.	5.500%	1/15/18	1,000	1,080
United Parcel Service Inc.	5.125%	4/1/19	175	194
United Parcel Service Inc.	3.125%	1/15/21	990	1,059
United Parcel Service Inc.	2.450%	10/1/22	925	962
United Parcel Service Inc.	6.200%	1/15/38	820	1,121
United Parcel Service Inc.	4.875%	11/15/40	350	419
United Parcel Service Inc.	3.625%	10/1/42	675	674
5 US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	181	185
5 US Airways Inc. 2012-2 Class A Pass Through
Trust	4.625%	12/3/26	62	66
				1,794,855
Utilities (0.8%)
Electric (0.7%)
AEP Texas Central Co.	6.650%	2/15/33	400	509
Alabama Power Co.	5.500%	10/15/17	550	581
Alabama Power Co.	3.550%	12/1/23	700	745
Alabama Power Co.	2.800%	4/1/25	200	202
Alabama Power Co.	4.100%	1/15/42	700	716
Alabama Power Co.	3.850%	12/1/42	125	124
Alabama Power Co.	4.150%	8/15/44	300	313
Alabama Power Co.	3.750%	3/1/45	650	637
Alabama Power Co.	4.300%	1/2/46	250	267
Ameren Corp.	2.700%	11/15/20	2,025	2,064
Ameren Corp.	3.650%	2/15/26	465	477
Ameren Illinois Co.	6.125%	11/15/17	25	27
Ameren Illinois Co.	2.700%	9/1/22	250	255
Ameren Illinois Co.	3.250%	3/1/25	275	289
Ameren Illinois Co.	4.150%	3/15/46	500	534
American Electric Power Co. Inc.	1.650%	12/15/17	325	323
Appalachian Power Co.	3.400%	6/1/25	400	410
Appalachian Power Co.	5.800%	10/1/35	100	117
Appalachian Power Co.	6.700%	8/15/37	500	606
Appalachian Power Co.	7.000%	4/1/38	260	336
Arizona Public Service Co.	3.150%	5/15/25	500	518
Arizona Public Service Co.	5.500%	9/1/35	150	181
Arizona Public Service Co.	5.050%	9/1/41	575	670
Arizona Public Service Co.	4.500%	4/1/42	25	28
Arizona Public Service Co.	4.700%	1/15/44	400	452
Arizona Public Service Co.	4.350%	11/15/45	50	54
Atlantic City Electric Co.	7.750%	11/15/18	150	173
Baltimore Gas & Electric Co.	3.350%	7/1/23	950	990
Berkshire Hathaway Energy Co.	1.100%	5/15/17	235	235
Berkshire Hathaway Energy Co.	2.000%	11/15/18	125	126
Berkshire Hathaway Energy Co.	2.400%	2/1/20	200	204
Berkshire Hathaway Energy Co.	3.750%	11/15/23	525	560
Berkshire Hathaway Energy Co.	3.500%	2/1/25	500	527
Berkshire Hathaway Energy Co.	6.125%	4/1/36	975	1,204

Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,488
Berkshire Hathaway Energy Co.	6.500%	9/15/37	370	483
Berkshire Hathaway Energy Co.	5.150%	11/15/43	475	551
Berkshire Hathaway Energy Co.	4.500%	2/1/45	500	534
Black Hills Corp.	2.500%	1/11/19	425	431
Black Hills Corp.	3.950%	1/15/26	250	266
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	247
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	674
Cleco Power LLC	6.000%	12/1/40	175	196
Cleveland Electric Illuminating Co.	5.700%	4/1/17	259	267
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	219
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,775	2,076
CMS Energy Corp.	8.750%	6/15/19	500	604
CMS Energy Corp.	6.250%	2/1/20	600	690
CMS Energy Corp.	5.050%	3/15/22	500	559
CMS Energy Corp.	3.875%	3/1/24	175	185
CMS Energy Corp.	4.700%	3/31/43	350	364
CMS Energy Corp.	4.875%	3/1/44	300	320
Commonwealth Edison Co.	6.150%	9/15/17	600	642
Commonwealth Edison Co.	5.800%	3/15/18	150	162
Commonwealth Edison Co.	5.900%	3/15/36	100	125
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,382
Commonwealth Edison Co.	4.600%	8/15/43	550	612
Commonwealth Edison Co.	4.700%	1/15/44	900	1,023
Commonwealth Edison Co.	3.700%	3/1/45	1,500	1,476
Connecticut Light & Power Co.	5.500%	2/1/19	150	166
Connecticut Light & Power Co.	6.350%	6/1/36	250	325
Connecticut Light & Power Co.	4.150%	6/1/45	75	79
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,100	1,251
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	850	933
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	354
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,077
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	506
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	548
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	475	472
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,530	1,656
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	408
Constellation Energy Group Inc.	5.150%	12/1/20	495	549
Consumers Energy Co.	6.125%	3/15/19	250	282
Consumers Energy Co.	6.700%	9/15/19	300	349
Consumers Energy Co.	2.850%	5/15/22	250	257
Consumers Energy Co.	3.375%	8/15/23	225	237
Consumers Energy Co.	4.100%	11/15/45	375	396
Consumers Energy Co.	4.350%	8/31/64	150	155
Delmarva Power & Light Co.	3.500%	11/15/23	125	133
Delmarva Power & Light Co.	4.000%	6/1/42	225	227
Dominion Resources Inc.	1.400%	9/15/17	650	648
Dominion Resources Inc.	2.500%	12/1/19	400	404
Dominion Resources Inc.	4.450%	3/15/21	125	135
Dominion Resources Inc.	2.750%	9/15/22	100	99
Dominion Resources Inc.	3.625%	12/1/24	800	812
Dominion Resources Inc.	3.900%	10/1/25	425	437
Dominion Resources Inc.	6.300%	3/15/33	500	586
Dominion Resources Inc.	5.250%	8/1/33	200	211
Dominion Resources Inc.	4.900%	8/1/41	550	561
Dominion Resources Inc.	4.050%	9/15/42	325	300
5 Dominion Resources Inc.	5.750%	10/1/54	375	360

Dominion Resources Inc.	4.700%	12/1/44	600	602
DTE Electric Co.	3.450%	10/1/20	410	438
DTE Electric Co.	3.900%	6/1/21	100	109
DTE Electric Co.	2.650%	6/15/22	325	331
DTE Electric Co.	3.375%	3/1/25	225	240
DTE Electric Co.	5.700%	10/1/37	125	156
DTE Electric Co.	3.950%	6/15/42	1,150	1,186
DTE Energy Co.	2.400%	12/1/19	350	354
DTE Energy Co.	3.500%	6/1/24	525	540
Duke Energy Carolinas LLC	4.300%	6/15/20	500	552
Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,128
Duke Energy Carolinas LLC	6.000%	12/1/28	300	375
Duke Energy Carolinas LLC	6.100%	6/1/37	425	544
Duke Energy Carolinas LLC	6.000%	1/15/38	25	32
Duke Energy Carolinas LLC	6.050%	4/15/38	25	32
Duke Energy Carolinas LLC	5.300%	2/15/40	710	875
Duke Energy Carolinas LLC	4.250%	12/15/41	800	856
Duke Energy Carolinas LLC	4.000%	9/30/42	425	440
Duke Energy Corp.	5.050%	9/15/19	425	465
Duke Energy Corp.	3.050%	8/15/22	200	202
Duke Energy Corp.	3.950%	10/15/23	225	237
Duke Energy Corp.	3.750%	4/15/24	475	497
Duke Energy Corp.	4.800%	12/15/45	700	745
Duke Energy Florida LLC	5.650%	6/15/18	50	55
Duke Energy Florida LLC	4.550%	4/1/20	1,375	1,510
Duke Energy Florida LLC	6.350%	9/15/37	525	705
Duke Energy Florida LLC	6.400%	6/15/38	600	809
Duke Energy Indiana LLC	3.750%	7/15/20	185	199
Duke Energy Indiana LLC	6.120%	10/15/35	1,500	1,829
Duke Energy Indiana LLC	4.200%	3/15/42	475	496
Duke Energy Indiana LLC	4.900%	7/15/43	250	285
Duke Energy Progress LLC	5.300%	1/15/19	675	746
Duke Energy Progress LLC	3.000%	9/15/21	750	787
Duke Energy Progress LLC	3.250%	8/15/25	1,800	1,889
Duke Energy Progress LLC	4.375%	3/30/44	525	571
Duke Energy Progress LLC	4.150%	12/1/44	300	315
Duke Energy Progress LLC	4.200%	8/15/45	525	559
Edison International	3.750%	9/15/17	1,000	1,035
Edison International	2.950%	3/15/23	950	963
El Paso Electric Co.	6.000%	5/15/35	175	213
El Paso Electric Co.	5.000%	12/1/44	250	270
Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,348
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	150	164
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,500	1,767
Entergy Louisiana LLC	5.400%	11/1/24	175	206
Entergy Louisiana LLC	4.950%	1/15/45	400	413
Entergy Texas Inc.	7.125%	2/1/19	300	341
Entergy Texas Inc.	5.150%	6/1/45	300	311
Eversource Energy	4.500%	11/15/19	2,357	2,548
Exelon Corp.	1.550%	6/9/17	250	250
Exelon Corp.	2.850%	6/15/20	225	230
8 Exelon Corp.	3.950%	6/15/25	500	518
8 Exelon Corp.	4.950%	6/15/35	800	854
Exelon Corp.	5.625%	6/15/35	365	412
8 Exelon Corp.	5.100%	6/15/45	200	219
Exelon Generation Co. LLC	6.200%	10/1/17	430	458
Exelon Generation Co. LLC	4.000%	10/1/20	575	604

Exelon Generation Co. LLC	5.600%	6/15/42	1,121	1,094
FirstEnergy Solutions Corp.	6.800%	8/15/39	275	255
Florida Power & Light Co.	5.550%	11/1/17	75	80
Florida Power & Light Co.	2.750%	6/1/23	325	333
Florida Power & Light Co.	3.250%	6/1/24	300	318
Florida Power & Light Co.	5.625%	4/1/34	225	283
Florida Power & Light Co.	4.950%	6/1/35	50	59
Florida Power & Light Co.	5.950%	2/1/38	175	230
Florida Power & Light Co.	5.960%	4/1/39	225	297
Florida Power & Light Co.	4.125%	2/1/42	1,575	1,694
Florida Power & Light Co.	3.800%	12/15/42	925	947
Florida Power & Light Co.	4.050%	10/1/44	500	534
Georgia Power Co.	1.950%	12/1/18	450	455
Georgia Power Co.	2.400%	4/1/21	875	884
Georgia Power Co.	3.250%	4/1/26	1,800	1,846
Georgia Power Co.	5.950%	2/1/39	150	182
Georgia Power Co.	4.750%	9/1/40	125	134
Georgia Power Co.	4.300%	3/15/42	675	694
Georgia Power Co.	4.300%	3/15/43	250	254
Iberdrola International BV	6.750%	7/15/36	175	218
Indiana Michigan Power Co.	7.000%	3/15/19	300	340
Indiana Michigan Power Co.	3.200%	3/15/23	475	485
Interstate Power & Light Co.	3.250%	12/1/24	150	156
Interstate Power & Light Co.	3.400%	8/15/25	550	576
Interstate Power & Light Co.	6.250%	7/15/39	100	131
ITC Holdings Corp.	4.050%	7/1/23	175	182
ITC Holdings Corp.	5.300%	7/1/43	300	311
Jersey Central Power & Light Co.	5.650%	6/1/17	350	364
Jersey Central Power & Light Co.	6.150%	6/1/37	200	228
5 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	165	186
Kansas City Power & Light Co.	6.050%	11/15/35	200	249
Kansas City Power & Light Co.	5.300%	10/1/41	830	952
Kentucky Utilities Co.	3.250%	11/1/20	200	211
Kentucky Utilities Co.	4.650%	11/15/43	875	993
LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,214
Louisville Gas & Electric Co.	5.125%	11/15/40	100	119
Louisville Gas & Electric Co.	4.650%	11/15/43	625	705
MidAmerican Energy Co.	5.950%	7/15/17	560	594
MidAmerican Energy Co.	6.750%	12/30/31	725	969
MidAmerican Energy Co.	4.800%	9/15/43	225	261
Mississippi Power Co.	4.250%	3/15/42	375	289
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	1,100	1,342
National Rural Utilities Cooperative Finance
Corp.	1.650%	2/8/19	1,050	1,053
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	75	77
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	1,300	1,309
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	900	915
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	1,300	1,324
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	675	686
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	75	79

National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	789	818
5 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	100	97
Nevada Power Co.	6.500%	5/15/18	1,200	1,322
Nevada Power Co.	6.650%	4/1/36	410	532
Nevada Power Co.	5.450%	5/15/41	500	603
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	200	200
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	475	480
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	615	665
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	1,125	1,157
5 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	213
Northern States Power Co.	2.200%	8/15/20	200	204
Northern States Power Co.	5.250%	7/15/35	100	121
Northern States Power Co.	6.250%	6/1/36	650	863
Northern States Power Co.	6.200%	7/1/37	250	337
Northern States Power Co.	5.350%	11/1/39	375	462
Northern States Power Co.	4.125%	5/15/44	100	107
Northern States Power Co.	4.000%	8/15/45	200	208
NorthWestern Corp.	4.176%	11/15/44	250	268
NSTAR Electric Co.	5.625%	11/15/17	525	559
NSTAR Electric Co.	3.250%	11/15/25	175	183
NSTAR Electric Co.	5.500%	3/15/40	550	678
Oglethorpe Power Corp.	6.100%	3/15/19	200	222
Oglethorpe Power Corp.	5.950%	11/1/39	100	120
Oglethorpe Power Corp.	5.375%	11/1/40	380	432
Oglethorpe Power Corp.	4.550%	6/1/44	300	306
Ohio Edison Co.	8.250%	10/15/38	400	592
Ohio Power Co.	6.050%	5/1/18	100	108
Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	189
Oklahoma Gas & Electric Co.	3.900%	5/1/43	625	622
Oklahoma Gas & Electric Co.	4.000%	12/15/44	175	176
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	368
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	1,075	1,084
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	248
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,100	1,467
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	517
Pacific Gas & Electric Co.	5.625%	11/30/17	250	267
Pacific Gas & Electric Co.	8.250%	10/15/18	275	320
Pacific Gas & Electric Co.	3.500%	10/1/20	410	436
Pacific Gas & Electric Co.	4.250%	5/15/21	225	247
Pacific Gas & Electric Co.	3.250%	9/15/21	1,000	1,049
Pacific Gas & Electric Co.	3.250%	6/15/23	575	597
Pacific Gas & Electric Co.	3.750%	2/15/24	150	160
Pacific Gas & Electric Co.	3.400%	8/15/24	625	652
Pacific Gas & Electric Co.	6.050%	3/1/34	1,235	1,590
Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,274
Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	1,291
Pacific Gas & Electric Co.	5.400%	1/15/40	500	606
Pacific Gas & Electric Co.	4.450%	4/15/42	300	324
Pacific Gas & Electric Co.	4.600%	6/15/43	225	245
Pacific Gas & Electric Co.	4.750%	2/15/44	1,000	1,138
Pacific Gas & Electric Co.	4.250%	3/15/46	375	400
PacifiCorp	5.650%	7/15/18	300	328
PacifiCorp	2.950%	2/1/22	1,000	1,042
PacifiCorp	3.600%	4/1/24	500	536
PacifiCorp	5.250%	6/15/35	475	562

PacifiCorp	6.100%	8/1/36	500	647
PacifiCorp	5.750%	4/1/37	410	508
PacifiCorp	6.250%	10/15/37	600	787
PacifiCorp	4.100%	2/1/42	350	367
Peco Energy Co.	5.350%	3/1/18	125	134
Pennsylvania Electric Co.	6.050%	9/1/17	75	79
Pennsylvania Electric Co.	5.200%	4/1/20	205	216
PG&E Corp.	2.400%	3/1/19	1,650	1,672
Potomac Electric Power Co.	6.500%	11/15/37	400	540
PPL Capital Funding Inc.	3.500%	12/1/22	375	390
PPL Capital Funding Inc.	3.950%	3/15/24	225	238
PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,555
PPL Electric Utilities Corp.	3.000%	9/15/21	410	431
PPL Electric Utilities Corp.	6.250%	5/15/39	100	134
PPL Electric Utilities Corp.	4.750%	7/15/43	200	228
Progress Energy Inc.	3.150%	4/1/22	500	507
Progress Energy Inc.	7.750%	3/1/31	625	850
Progress Energy Inc.	6.000%	12/1/39	285	338
PSEG Power LLC	5.125%	4/15/20	150	162
PSEG Power LLC	4.150%	9/15/21	50	53
Public Service Co. of Colorado	5.125%	6/1/19	175	194
Public Service Co. of Colorado	3.200%	11/15/20	700	739
Public Service Co. of Colorado	2.900%	5/15/25	500	514
Public Service Co. of Colorado	3.600%	9/15/42	225	222
Public Service Co. of Colorado	4.300%	3/15/44	200	219
Public Service Co. of New Hampshire	3.500%	11/1/23	150	159
Public Service Co. of New Mexico	3.850%	8/1/25	150	156
Public Service Co. of Oklahoma	5.150%	12/1/19	600	662
Public Service Co. of Oklahoma	4.400%	2/1/21	500	541
Public Service Co. of Oklahoma	6.625%	11/15/37	275	344
Public Service Electric & Gas Co.	5.300%	5/1/18	394	427
Public Service Electric & Gas Co.	2.300%	9/15/18	450	460
Public Service Electric & Gas Co.	1.800%	6/1/19	200	202
Public Service Electric & Gas Co.	1.900%	3/15/21	200	201
Public Service Electric & Gas Co.	2.375%	5/15/23	225	226
Public Service Electric & Gas Co.	3.000%	5/15/25	500	516
Public Service Electric & Gas Co.	5.375%	11/1/39	300	371
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,583
Public Service Electric & Gas Co.	4.000%	6/1/44	100	104
Public Service Electric & Gas Co.	4.050%	5/1/45	500	526
Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	1,018
Puget Energy Inc.	6.500%	12/15/20	250	290
Puget Energy Inc.	6.000%	9/1/21	400	456
Puget Energy Inc.	3.650%	5/15/25	1,550	1,558
Puget Sound Energy Inc.	5.483%	6/1/35	100	119
Puget Sound Energy Inc.	6.274%	3/15/37	500	654
Puget Sound Energy Inc.	5.757%	10/1/39	495	627
Puget Sound Energy Inc.	5.638%	4/15/41	390	490
Puget Sound Energy Inc.	4.434%	11/15/41	275	299
San Diego Gas & Electric Co.	3.000%	8/15/21	150	159
San Diego Gas & Electric Co.	6.000%	6/1/26	500	634
San Diego Gas & Electric Co.	5.350%	5/15/35	100	122
San Diego Gas & Electric Co.	6.125%	9/15/37	252	336
San Diego Gas & Electric Co.	5.350%	5/15/40	500	622
San Diego Gas & Electric Co.	4.500%	8/15/40	255	284
San Diego Gas & Electric Co.	4.300%	4/1/42	150	162
SCANA Corp.	4.750%	5/15/21	205	214

SCANA Corp.	4.125%	2/1/22	150	153
Sierra Pacific Power Co.	6.750%	7/1/37	400	537
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,100	1,236
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	567
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	186
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	117
South Carolina Electric & Gas Co.	4.350%	2/1/42	200	203
South Carolina Electric & Gas Co.	4.600%	6/15/43	225	239
South Carolina Electric & Gas Co.	4.500%	6/1/64	200	203
South Carolina Electric & Gas Co.	5.100%	6/1/65	350	396
Southern California Edison Co.	1.125%	5/1/17	550	550
Southern California Edison Co.	3.875%	6/1/21	350	381
5 Southern California Edison Co.	1.845%	2/1/22	300	296
Southern California Edison Co.	3.500%	10/1/23	300	321
Southern California Edison Co.	6.650%	4/1/29	225	286
Southern California Edison Co.	5.750%	4/1/35	508	638
Southern California Edison Co.	5.350%	7/15/35	1,460	1,762
Southern California Edison Co.	4.500%	9/1/40	205	224
Southern California Edison Co.	4.050%	3/15/42	425	442
Southern California Edison Co.	3.900%	3/15/43	475	488
Southern California Edison Co.	4.650%	10/1/43	600	681
Southern California Edison Co.	3.600%	2/1/45	150	147
Southern Co.	1.300%	8/15/17	225	225
Southern Co.	2.150%	9/1/19	200	201
Southern Co.	2.750%	6/15/20	400	406
Southern Power Co.	4.150%	12/1/25	175	180
Southern Power Co.	5.150%	9/15/41	960	954
Southern Power Co.	5.250%	7/15/43	500	506
Southwestern Electric Power Co.	5.875%	3/1/18	25	27
Southwestern Electric Power Co.	6.450%	1/15/19	250	279
Southwestern Electric Power Co.	6.200%	3/15/40	75	91
Southwestern Electric Power Co.	3.900%	4/1/45	1,500	1,384
Southwestern Public Service Co.	3.300%	6/15/24	1,850	1,923
Southwestern Public Service Co.	4.500%	8/15/41	100	110
System Energy Resources Inc.	4.100%	4/1/23	150	155
Tampa Electric Co.	6.100%	5/15/18	1,575	1,720
Tampa Electric Co.	2.600%	9/15/22	75	75
Tampa Electric Co.	6.550%	5/15/36	150	200
Tampa Electric Co.	4.200%	5/15/45	500	519
TECO Finance Inc.	6.572%	11/1/17	330	354
TECO Finance Inc.	5.150%	3/15/20	125	137
TransAlta Corp.	6.900%	5/15/18	100	99
TransAlta Corp.	4.500%	11/15/22	325	241
TransAlta Corp.	6.500%	3/15/40	175	102
Tri-State Generation & Transmission Association
Inc.	3.700%	11/1/24	550	570
Tri-State Generation & Transmission Association
Inc.	4.700%	11/1/44	150	148
Tucson Electric Power Co.	5.150%	11/15/21	130	146
Tucson Electric Power Co.	3.050%	3/15/25	200	195
UIL Holdings Corp.	4.625%	10/1/20	300	318
Union Electric Co.	6.700%	2/1/19	235	267
Union Electric Co.	3.500%	4/15/24	1,450	1,549
Union Electric Co.	3.900%	9/15/42	425	437
Virginia Electric & Power Co.	2.950%	1/15/22	750	779
Virginia Electric & Power Co.	3.100%	5/15/25	500	514
Virginia Electric & Power Co.	6.000%	1/15/36	500	634

Virginia Electric & Power Co.	6.000%	5/15/37	550	697
Virginia Electric & Power Co.	6.350%	11/30/37	600	791
Virginia Electric & Power Co.	8.875%	11/15/38	450	722
Virginia Electric & Power Co.	4.000%	1/15/43	850	870
Virginia Electric & Power Co.	4.450%	2/15/44	200	219
WEC Energy Group Inc.	2.450%	6/15/20	250	254
WEC Energy Group Inc.	3.550%	6/15/25	750	780
5 WEC Energy Group Inc.	6.250%	5/15/67	1,025	830
Westar Energy Inc.	3.250%	12/1/25	325	341
Westar Energy Inc.	4.125%	3/1/42	525	549
Westar Energy Inc.	4.100%	4/1/43	225	237
Westar Energy Inc.	4.625%	9/1/43	150	170
Westar Energy Inc.	4.250%	12/1/45	100	108
Wisconsin Electric Power Co.	4.250%	12/15/19	175	189
Wisconsin Electric Power Co.	2.950%	9/15/21	635	661
Wisconsin Electric Power Co.	5.625%	5/15/33	200	246
Wisconsin Electric Power Co.	4.250%	6/1/44	100	107
Wisconsin Electric Power Co.	4.300%	12/15/45	125	136
Wisconsin Power & Light Co.	5.000%	7/15/19	25	27
Wisconsin Power & Light Co.	2.250%	11/15/22	275	272
Wisconsin Power & Light Co.	6.375%	8/15/37	300	405
Wisconsin Power & Light Co.	4.100%	10/15/44	200	210
Wisconsin Public Service Corp.	1.650%	12/4/18	500	502
Wisconsin Public Service Corp.	3.671%	12/1/42	75	73
Xcel Energy Inc.	4.700%	5/15/20	305	335
Xcel Energy Inc.	3.300%	6/1/25	150	154
Xcel Energy Inc.	6.500%	7/1/36	635	824

Natural Gas (0.1%)
AGL Capital Corp.	3.500%	9/15/21	1,250	1,279
AGL Capital Corp.	3.875%	11/15/25	425	441
AGL Capital Corp.	5.875%	3/15/41	125	145
AGL Capital Corp.	4.400%	6/1/43	125	115
Atmos Energy Corp.	8.500%	3/15/19	1,140	1,350
Atmos Energy Corp.	5.500%	6/15/41	800	968
British Transco Finance Inc.	6.625%	6/1/18	430	473
CenterPoint Energy Resources Corp.	6.000%	5/15/18	150	161
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	279
CenterPoint Energy Resources Corp.	5.850%	1/15/41	675	760
KeySpan Corp.	8.000%	11/15/30	200	272
KeySpan Corp.	5.803%	4/1/35	250	291
NiSource Finance Corp.	6.400%	3/15/18	314	341
NiSource Finance Corp.	6.800%	1/15/19	550	615
NiSource Finance Corp.	5.450%	9/15/20	350	391
NiSource Finance Corp.	6.125%	3/1/22	450	528
NiSource Finance Corp.	6.250%	12/15/40	400	506
NiSource Finance Corp.	5.950%	6/15/41	500	609
NiSource Finance Corp.	5.800%	2/1/42	300	365
NiSource Finance Corp.	4.800%	2/15/44	200	215
ONE Gas Inc.	2.070%	2/1/19	300	301
ONE Gas Inc.	4.658%	2/1/44	125	136
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	164
Sempra Energy	6.150%	6/15/18	750	814
Sempra Energy	9.800%	2/15/19	250	301
Sempra Energy	2.400%	3/15/20	300	301
Sempra Energy	2.850%	11/15/20	1,225	1,246
Sempra Energy	4.050%	12/1/23	850	895

Sempra Energy	3.750%	11/15/25	330	338
Sempra Energy	6.000%	10/15/39	705	805
Southern California Gas Co.	5.750%	11/15/35	25	31
Southern California Gas Co.	3.750%	9/15/42	300	300
Southern California Gas Co.	4.450%	3/15/44	150	168
Spire Inc.	4.700%	8/15/44	350	336

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	125	134
American Water Capital Corp.	3.850%	3/1/24	1,575	1,702
American Water Capital Corp.	6.593%	10/15/37	500	680
American Water Capital Corp.	4.300%	12/1/42	125	132
United Utilities plc	5.375%	2/1/19	200	214
Veolia Environnement SA	6.750%	6/1/38	200	260
				219,256
Total Corporate Bonds (Cost $2,851,708)				2,939,622
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
African Development Bank	1.125%	3/15/17	1,550	1,556
African Development Bank	0.875%	3/15/18	1,500	1,499
African Development Bank	1.625%	10/2/18	300	305
African Development Bank	1.375%	2/12/20	350	351
African Development Bank	2.375%	9/23/21	1,500	1,564
Agricultural Bank Of China	2.000%	5/21/18	300	301
Agricultural Bank Of China	2.750%	5/21/20	250	255
Asian Development Bank	1.125%	3/15/17	1,325	1,330
Asian Development Bank	1.125%	6/5/18	2,300	2,306
Asian Development Bank	5.593%	7/16/18	500	549
Asian Development Bank	1.750%	9/11/18	1,650	1,681
Asian Development Bank	1.875%	10/23/18	530	542
Asian Development Bank	1.375%	1/15/19	1,000	1,007
Asian Development Bank	1.750%	3/21/19	575	586
Asian Development Bank	1.875%	4/12/19	1,550	1,586
Asian Development Bank	1.500%	1/22/20	2,500	2,520
Asian Development Bank	1.375%	3/23/20	2,250	2,258
Asian Development Bank	1.625%	3/16/21	2,600	2,629
Asian Development Bank	1.875%	2/18/22	1,850	1,877
Asian Development Bank	2.000%	1/22/25	1,000	1,002
8 Bank of England	1.250%	3/14/19	150	151
Canada	1.125%	3/19/18	2,100	2,111
Canada	1.625%	2/27/19	800	814
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	1,950	1,891
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,500	1,495
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,500	1,477
CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	1,650	1,649
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,034
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	417
Corp. Andina de Fomento	1.500%	8/8/17	900	900
Corp. Andina de Fomento	4.375%	6/15/22	1,875	2,055
Council Of Europe Development Bank	1.500%	6/19/17	1,000	1,008
Council Of Europe Development Bank	1.000%	3/7/18	525	526
Council Of Europe Development Bank	1.125%	5/31/18	975	977
Council Of Europe Development Bank	1.625%	3/10/20	1,300	1,315
Council Of Europe Development Bank	1.625%	3/16/21	600	598
Ecopetrol SA	7.625%	7/23/19	1,125	1,239
Ecopetrol SA	5.875%	9/18/23	850	838
Ecopetrol SA	4.125%	1/16/25	850	723

Ecopetrol SA	5.375%	6/26/26	450	409
Ecopetrol SA	7.375%	9/18/43	500	454
Ecopetrol SA	5.875%	5/28/45	1,075	845
Emirates Telecommunications Group Co PJSC	3.500%	6/18/24	200	207
European Bank for Reconstruction &
Development	1.000%	2/16/17	1,000	1,002
European Bank for Reconstruction &
Development	0.750%	9/1/17	1,000	999
European Bank for Reconstruction &
Development	1.000%	6/15/18	700	700
European Bank for Reconstruction &
Development	1.000%	9/17/18	400	400
European Bank for Reconstruction &
Development	1.625%	11/15/18	50	51
European Bank for Reconstruction &
Development	1.750%	6/14/19	2,050	2,086
European Bank for Reconstruction &
Development	1.750%	11/26/19	500	509
European Bank for Reconstruction &
Development	1.500%	3/16/20	1,650	1,664
European Bank for Reconstruction &
Development	1.875%	2/23/22	1,300	1,320
European Investment Bank	1.750%	3/15/17	1,125	1,135
European Investment Bank	0.875%	4/18/17	1,500	1,501
European Investment Bank	5.125%	5/30/17	800	840
European Investment Bank	1.625%	6/15/17	100	101
European Investment Bank	1.000%	8/17/17	1,475	1,478
European Investment Bank	1.125%	9/15/17	450	452
European Investment Bank	1.000%	12/15/17	300	300
European Investment Bank	1.000%	3/15/18	4,075	4,075
European Investment Bank	1.250%	5/15/18	3,400	3,422
European Investment Bank	1.000%	6/15/18	3,500	3,505
European Investment Bank	1.125%	8/15/18	2,000	2,003
European Investment Bank	1.625%	12/18/18	3,200	3,246
European Investment Bank	1.875%	3/15/19	4,400	4,496
European Investment Bank	1.750%	6/17/19	4,675	4,752
European Investment Bank	1.625%	3/16/20	4,100	4,149
European Investment Bank	1.375%	6/15/20	2,000	2,003
European Investment Bank	2.875%	9/15/20	5,000	5,309
European Investment Bank	1.625%	12/15/20	2,500	2,517
European Investment Bank	4.000%	2/16/21	4,000	4,466
European Investment Bank	2.000%	3/15/21	3,000	3,073
European Investment Bank	2.500%	4/15/21	3,650	3,827
European Investment Bank	2.125%	10/15/21	350	359
European Investment Bank	2.250%	8/15/22	1,000	1,033
European Investment Bank	3.250%	1/29/24	1,550	1,708
European Investment Bank	1.875%	2/10/25	2,600	2,582
Export Development Canada	1.250%	10/26/16	1,970	1,979
Export Development Canada	0.750%	12/15/17	900	898
Export Development Canada	1.000%	6/15/18	150	150
Export Development Canada	1.500%	10/3/18	1,375	1,392
Export Development Canada	1.250%	2/4/19	800	804
Export-Import Bank of Korea	3.750%	10/20/16	300	304
Export-Import Bank of Korea	2.875%	9/17/18	700	719
Export-Import Bank of Korea	2.375%	8/12/19	600	609
Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,091
Export-Import Bank of Korea	2.500%	5/10/21	1,000	1,019

Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,705
Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,293
Export-Import Bank of Korea	3.250%	11/10/25	300	316
FMS Wertmanagement AoeR	1.125%	9/5/17	700	702
FMS Wertmanagement AoeR	1.000%	11/21/17	475	476
FMS Wertmanagement AoeR	1.625%	11/20/18	1,600	1,623
FMS Wertmanagement AoeR	1.750%	3/17/20	750	762
Hydro-Quebec	1.375%	6/19/17	1,000	1,005
Hydro-Quebec	8.400%	1/15/22	1,235	1,630
Hydro-Quebec	8.050%	7/7/24	1,175	1,627
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	500	505
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,200	2,281
Inter-American Development Bank	1.125%	3/15/17	100	100
Inter-American Development Bank	1.000%	7/14/17	1,400	1,404
Inter-American Development Bank	2.375%	8/15/17	250	255
Inter-American Development Bank	0.875%	3/15/18	350	350
Inter-American Development Bank	1.750%	8/24/18	5,105	5,196
Inter-American Development Bank	1.125%	8/28/18	3,700	3,707
Inter-American Development Bank	3.875%	9/17/19	100	109
Inter-American Development Bank	1.250%	10/15/19	1,700	1,701
Inter-American Development Bank	1.750%	10/15/19	2,200	2,239
Inter-American Development Bank	3.875%	2/14/20	500	548
Inter-American Development Bank	1.875%	6/16/20	1,000	1,023
Inter-American Development Bank	2.125%	11/9/20	350	361
Inter-American Development Bank	1.750%	4/14/22	3,500	3,531
Inter-American Development Bank	3.000%	2/21/24	2,600	2,822
Inter-American Development Bank	7.000%	6/15/25	250	341
Inter-American Development Bank	3.875%	10/28/41	800	932
Inter-American Development Bank	4.375%	1/24/44	450	566
International Bank for Reconstruction &
Development	0.875%	4/17/17	4,750	4,753
International Bank for Reconstruction &
Development	1.125%	7/18/17	950	953
International Bank for Reconstruction &
Development	1.000%	11/15/17	500	501
International Bank for Reconstruction &
Development	1.375%	4/10/18	3,200	3,227
International Bank for Reconstruction &
Development	1.000%	6/15/18	3,500	3,499
International Bank for Reconstruction &
Development	1.875%	3/15/19	3,300	3,374
International Bank for Reconstruction &
Development	1.250%	7/26/19	4,500	4,506
International Bank for Reconstruction &
Development	1.875%	10/7/19	1,500	1,533
International Bank for Reconstruction &
Development	1.375%	3/30/20	2,200	2,208
International Bank for Reconstruction &
Development	2.125%	11/1/20	2,200	2,272
International Bank for Reconstruction &
Development	1.625%	3/9/21	600	604
International Bank for Reconstruction &
Development	2.250%	6/24/21	1,700	1,763
International Bank for Reconstruction &
Development	1.625%	2/10/22	2,025	2,028
International Bank for Reconstruction &
Development	7.625%	1/19/23	25	34

	International Bank for Reconstruction &
	Development	2.500%	11/25/24	4,500	4,692
	International Bank for Reconstruction &
	Development	2.500%	7/29/25	2,500	2,619
	International Finance Corp.	1.125%	11/23/16	2,150	2,153
	International Finance Corp.	1.000%	4/24/17	575	576
	International Finance Corp.	2.125%	11/17/17	950	966
	International Finance Corp.	0.625%	12/21/17	625	620
	International Finance Corp.	1.250%	7/16/18	2,200	2,209
	International Finance Corp.	1.750%	9/4/18	1,300	1,320
	International Finance Corp.	1.750%	9/16/19	1,100	1,121
	International Finance Corp.	1.625%	7/16/20	1,000	1,016
	International Finance Corp.	2.125%	4/7/26	2,000	2,006
9	Japan Bank for International Cooperation	1.125%	7/19/17	650	649
9	Japan Bank for International Cooperation	1.750%	7/31/18	925	931
9	Japan Bank for International Cooperation	1.750%	11/13/18	3,000	3,016
9	Japan Bank for International Cooperation	2.125%	2/7/19	1,000	1,019
9	Japan Bank for International Cooperation	1.750%	5/28/20	1,000	1,001
9	Japan Bank for International Cooperation	3.375%	7/31/23	325	352
9	Japan Bank for International Cooperation	3.000%	5/29/24	650	688
9	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,355
9	Japan Bank for International Cooperation	2.500%	5/28/25	1,000	1,014
9	Japan Finance Organization for Municipalities	5.000%	5/16/17	500	521
10 KFW		0.750%	3/17/17	3,400	3,399
10 KFW		0.875%	9/5/17	2,000	2,001
10 KFW		0.875%	12/15/17	1,475	1,475
10 KFW		1.000%	1/26/18	2,300	2,304
10 KFW		4.375%	3/15/18	3,450	3,677
10 KFW		1.000%	6/11/18	2,200	2,200
10 KFW		4.500%	7/16/18	350	378
10 KFW		1.125%	8/6/18	1,500	1,504
10 KFW		1.875%	4/1/19	3,925	4,012
10 KFW		4.875%	6/17/19	4,775	5,324
10 KFW		1.750%	10/15/19	1,300	1,322
10 KFW		4.000%	1/27/20	150	165
10 KFW		1.500%	4/20/20	3,550	3,567
10 KFW		2.750%	9/8/20	4,500	4,757
10 KFW		2.750%	10/1/20	3,200	3,384
10 KFW		2.375%	8/25/21	2,710	2,823
10 KFW		2.625%	1/25/22	1,500	1,581
10 KFW		2.000%	10/4/22	1,575	1,600
10 KFW		2.125%	1/17/23	1,750	1,791
10 KFW		2.500%	11/20/24	3,800	3,962
10 KFW		2.000%	5/2/25	2,500	2,502
10 KFW		0.000%	4/18/36	500	279
	Korea Development Bank	4.000%	9/9/16	750	760
	Korea Development Bank	3.875%	5/4/17	1,000	1,028
	Korea Development Bank	4.625%	11/16/21	1,375	1,554
	Korea Development Bank	3.000%	9/14/22	1,400	1,456
	Korea Development Bank	3.750%	1/22/24	1,500	1,611
[10] Landwirtschaftliche Rentenbank		2.375%	9/13/17	1,000	1,021
[10] Landwirtschaftliche Rentenbank		1.000%	4/4/18	1,000	1,000
[10] Landwirtschaftliche Rentenbank		1.875%	9/17/18	600	612
[10] Landwirtschaftliche Rentenbank		1.750%	4/15/19	350	356
[10] Landwirtschaftliche Rentenbank		1.375%	10/23/19	425	426
[10] Landwirtschaftliche Rentenbank		2.000%	1/13/25	2,500	2,508
[10] Landwirtschaftliche Rentenbank		2.375%	6/10/25	975	999

	Nexen Energy ULC	7.875%	3/15/32	100	130
	Nexen Energy ULC	5.875%	3/10/35	410	450
	Nexen Energy ULC	6.400%	5/15/37	800	921
	Nexen Energy ULC	7.500%	7/30/39	625	808
	Nordic Investment Bank	0.750%	1/17/18	2,700	2,696
	Nordic Investment Bank	1.125%	3/19/18	800	803
	Nordic Investment Bank	1.875%	6/14/19	850	870
	North American Development Bank	2.300%	10/10/18	325	332
	North American Development Bank	4.375%	2/11/20	650	707
	North American Development Bank	2.400%	10/26/22	350	351
[11] Oesterreichische Kontrollbank AG		5.000%	4/25/17	300	313
[11] Oesterreichische Kontrollbank AG		1.125%	5/29/18	1,275	1,278
[11] Oesterreichische Kontrollbank AG		1.375%	2/10/20	1,400	1,395
[11] Oesterreichische Kontrollbank AG		1.500%	10/21/20	2,000	2,004
[11] Oesterreichische Kontrollbank AG		1.875%	1/20/21	800	811
[11] Oesterreichische Kontrollbank AG		2.375%	10/1/21	1,000	1,038
5	Oriental Republic of Uruguay	4.500%	8/14/24	1,000	1,072
5	Oriental Republic of Uruguay	4.375%	10/27/27	375	383
5	Oriental Republic of Uruguay	4.125%	11/20/45	2,029	1,717
5	Oriental Republic of Uruguay	5.100%	6/18/50	2,050	1,896
	Petroleos Mexicanos	5.750%	3/1/18	1,275	1,341
8	Petroleos Mexicanos	5.500%	2/4/19	1,250	1,307
	Petroleos Mexicanos	8.000%	5/3/19	700	780
	Petroleos Mexicanos	6.000%	3/5/20	1,700	1,799
	Petroleos Mexicanos	3.500%	7/23/20	500	490
	Petroleos Mexicanos	5.500%	1/21/21	1,830	1,896
8	Petroleos Mexicanos	6.375%	2/4/21	2,360	2,518
	Petroleos Mexicanos	4.875%	1/24/22	4,250	4,191
	Petroleos Mexicanos	3.500%	1/30/23	1,250	1,134
	Petroleos Mexicanos	4.875%	1/18/24	750	736
5	Petroleos Mexicanos	2.290%	2/15/24	160	163
	Petroleos Mexicanos	2.378%	4/15/25	190	193
	Petroleos Mexicanos	4.500%	1/23/26	375	348
8	Petroleos Mexicanos	6.875%	8/4/26	3,483	3,770
	Petroleos Mexicanos	6.625%	6/15/35	1,000	965
	Petroleos Mexicanos	6.625%	6/15/38	375	361
	Petroleos Mexicanos	6.500%	6/2/41	300	283
	Petroleos Mexicanos	5.500%	6/27/44	3,475	2,892
	Petroleos Mexicanos	6.375%	1/23/45	1,750	1,623
	Petroleos Mexicanos	5.625%	1/23/46	1,700	1,416
	Province of British Columbia	2.650%	9/22/21	500	527
	Province of British Columbia	2.000%	10/23/22	300	303
	Province of Manitoba	1.125%	6/1/18	850	850
	Province of Manitoba	2.100%	9/6/22	300	302
	Province of Manitoba	3.050%	5/14/24	1,600	1,704
	Province of New Brunswick	2.750%	6/15/18	725	747
	Province of Ontario	1.100%	10/25/17	2,050	2,054
	Province of Ontario	3.150%	12/15/17	100	104
	Province of Ontario	1.200%	2/14/18	1,200	1,202
	Province of Ontario	3.000%	7/16/18	400	416
	Province of Ontario	2.000%	9/27/18	1,650	1,680
	Province of Ontario	1.625%	1/18/19	4,000	4,045
	Province of Ontario	2.000%	1/30/19	1,875	1,907
	Province of Ontario	1.650%	9/27/19	925	930
	Province of Ontario	4.000%	10/7/19	850	921
	Province of Ontario	4.400%	4/14/20	475	527
	Province of Ontario	2.450%	6/29/22	100	103

Province of Ontario	3.200%	5/16/24	1,000	1,075
Quebec	4.625%	5/14/18	2,100	2,247
Quebec	3.500%	7/29/20	1,530	1,645
Quebec	2.750%	8/25/21	1,375	1,431
Quebec	2.625%	2/13/23	2,050	2,102
Quebec	7.125%	2/9/24	400	525
Quebec	2.875%	10/16/24	700	731
Quebec	7.500%	9/15/29	475	703
Republic of Chile	2.250%	10/30/22	150	149
Republic of Chile	3.125%	1/21/26	2,960	2,982
Republic of Chile	3.625%	10/30/42	800	762
Republic of Colombia	7.375%	3/18/19	825	932
Republic of Colombia	4.375%	7/12/21	2,130	2,215
5 Republic of Colombia	2.625%	3/15/23	1,125	1,046
Republic of Colombia	4.000%	2/26/24	2,500	2,487
Republic of Colombia	8.125%	5/21/24	400	501
5 Republic of Colombia	4.500%	1/28/26	500	506
Republic of Colombia	7.375%	9/18/37	1,000	1,178
Republic of Colombia	6.125%	1/18/41	1,775	1,862
5 Republic of Colombia	5.625%	2/26/44	800	796
5 Republic of Colombia	5.000%	6/15/45	2,450	2,275
Republic of Italy	5.375%	6/12/17	950	992
Republic of Italy	6.875%	9/27/23	1,500	1,892
Republic of Italy	5.375%	6/15/33	1,400	1,641
Republic of Korea	3.875%	9/11/23	1,800	2,017
Republic of Korea	4.125%	6/10/44	850	1,063
Republic of Panama	5.200%	1/30/20	2,045	2,255
5 Republic of Panama	4.000%	9/22/24	600	632
5 Republic of Panama	3.750%	3/16/25	1,450	1,497
Republic of Panama	7.125%	1/29/26	900	1,163
Republic of Panama	9.375%	4/1/29	200	298
5 Republic of Panama	6.700%	1/26/36	1,584	2,020
5 Republic of Panama	4.300%	4/29/53	250	236
Republic of Peru	7.125%	3/30/19	700	804
Republic of Peru	7.350%	7/21/25	1,600	2,115
Republic of Peru	4.125%	8/25/27	800	839
Republic of Peru	8.750%	11/21/33	1,425	2,109
Republic of Peru	5.625%	11/18/50	2,275	2,560
Republic of Poland	6.375%	7/15/19	3,340	3,802
Republic of Poland	5.125%	4/21/21	900	1,007
Republic of Poland	5.000%	3/23/22	1,415	1,584
Republic of Poland	3.000%	3/17/23	2,000	2,008
Republic of Poland	4.000%	1/22/24	1,225	1,312
Republic of Poland	3.250%	4/6/26	150	149
Republic of South Africa	6.875%	5/27/19	575	633
Republic of South Africa	5.500%	3/9/20	1,985	2,102
Republic of South Africa	5.875%	5/30/22	100	108
Republic of South Africa	4.665%	1/17/24	2,700	2,731
Republic of South Africa	5.875%	9/16/25	300	327
Republic of South Africa	6.250%	3/8/41	700	770
Republic of the Philippines	8.375%	6/17/19	800	972
Republic of the Philippines	4.000%	1/15/21	3,475	3,818
Republic of the Philippines	4.200%	1/21/24	1,400	1,573
Republic of the Philippines	9.500%	10/21/24	550	831
Republic of the Philippines	10.625%	3/16/25	425	696
Republic of the Philippines	5.500%	3/30/26	1,500	1,877
Republic of the Philippines	9.500%	2/2/30	825	1,394

Republic of the Philippines	7.750%	1/14/31	775	1,180
Republic of the Philippines	6.375%	1/15/32	800	1,104
Republic of the Philippines	6.375%	10/23/34	1,675	2,370
Republic of the Philippines	5.000%	1/13/37	400	502
Republic of the Philippines	3.950%	1/20/40	300	326
Republic of the Philippines	3.700%	3/1/41	534	559
Republic of Turkey	7.500%	7/14/17	1,325	1,415
Republic of Turkey	6.750%	4/3/18	2,100	2,260
Republic of Turkey	7.000%	3/11/19	1,325	1,465
Republic of Turkey	7.000%	6/5/20	1,625	1,840
Republic of Turkey	5.625%	3/30/21	1,175	1,268
Republic of Turkey	5.125%	3/25/22	1,125	1,184
Republic of Turkey	3.250%	3/23/23	1,000	941
Republic of Turkey	5.750%	3/22/24	2,500	2,713
Republic of Turkey	7.375%	2/5/25	2,075	2,490
Republic of Turkey	4.250%	4/14/26	1,300	1,261
Republic of Turkey	4.875%	10/9/26	1,200	1,210
Republic of Turkey	11.875%	1/15/30	350	596
Republic of Turkey	8.000%	2/14/34	175	229
Republic of Turkey	6.875%	3/17/36	3,000	3,540
Republic of Turkey	6.750%	5/30/40	1,250	1,468
Republic of Turkey	6.000%	1/14/41	2,150	2,321
Republic of Turkey	4.875%	4/16/43	2,800	2,607
State of Israel	5.125%	3/26/19	300	331
State of Israel	4.000%	6/30/22	900	989
State of Israel	3.150%	6/30/23	1,100	1,152
State of Israel	2.875%	3/16/26	1,500	1,506
State of Israel	4.500%	1/30/43	900	958
Statoil ASA	3.125%	8/17/17	1,085	1,109
Statoil ASA	1.250%	11/9/17	600	599
Statoil ASA	1.200%	1/17/18	2,000	1,986
Statoil ASA	1.950%	11/8/18	200	201
Statoil ASA	5.250%	4/15/19	1,510	1,653
Statoil ASA	2.250%	11/8/19	1,000	1,016
Statoil ASA	2.900%	11/8/20	150	154
Statoil ASA	2.750%	11/10/21	1,100	1,113
Statoil ASA	3.150%	1/23/22	125	128
Statoil ASA	2.450%	1/17/23	400	388
Statoil ASA	2.650%	1/15/24	275	268
Statoil ASA	3.700%	3/1/24	500	521
Statoil ASA	3.250%	11/10/24	550	558
Statoil ASA	7.150%	1/15/29	250	314
Statoil ASA	5.100%	8/17/40	300	328
Statoil ASA	4.250%	11/23/41	325	319
Statoil ASA	3.950%	5/15/43	175	168
Statoil ASA	4.800%	11/8/43	600	645
Svensk Exportkredit AB	1.750%	5/30/17	125	126
Svensk Exportkredit AB	1.875%	6/17/19	1,550	1,579
Svensk Exportkredit AB	1.875%	6/23/20	600	609
Svensk Exportkredit AB	1.750%	3/10/21	800	801
United Mexican States	5.950%	3/19/19	2,113	2,358
United Mexican States	3.500%	1/21/21	600	619
United Mexican States	3.625%	3/15/22	2,350	2,425
United Mexican States	4.000%	10/2/23	2,742	2,859
United Mexican States	3.600%	1/30/25	1,175	1,195
United Mexican States	6.750%	9/27/34	309	398
United Mexican States	6.050%	1/11/40	2,420	2,837

United Mexican States	4.750%	3/8/44	4,342	4,331
United Mexican States	5.550%	1/21/45	1,100	1,215
United Mexican States	4.600%	1/23/46	600	588
United Mexican States	5.750%	10/12/10	4,292	4,367
Total Sovereign Bonds (Cost $510,988)				522,452
Taxable Municipal Bonds (0.4%)
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	200	249
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	100	144
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	50	61
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	925	1,124
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	160	195
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	75	106
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	175	268
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	100	128
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	175	241
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,075	1,523
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	184
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	810	1,189
California GO	5.750%	3/1/17	150	157
California GO	6.200%	10/1/19	1,600	1,857
California GO	5.700%	11/1/21	1,000	1,197
California GO	7.500%	4/1/34	2,270	3,305
California GO	7.550%	4/1/39	2,005	3,062
California GO	7.300%	10/1/39	350	512
California GO	7.350%	11/1/39	1,325	1,948
California GO	7.625%	3/1/40	800	1,223
California GO	7.600%	11/1/40	350	542
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	129
Chicago IL GO	7.375%	1/1/33	550	562
Chicago IL GO	7.781%	1/1/35	100	106
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	350	425
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	50	57
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	425	560
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	200	224
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	735	879
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	75	89
Chicago IL Water Revenue	6.742%	11/1/40	575	673
Clark County NV Airport System Revenue	6.881%	7/1/42	75	84
Clark County NV Airport System Revenue	6.820%	7/1/45	275	408
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	700	911

Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	325	395
Connecticut GO	5.090%	10/1/30	575	668
Connecticut GO	5.850%	3/15/32	610	750
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	150	181
Cook County IL GO	6.229%	11/15/34	400	444
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	68
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	127
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	675	819
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	276
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	94
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	1,020	1,382
Dallas TX Independent School District GO	6.450%	2/15/35	150	177
Dartmouth College New Hampshire GO	4.750%	6/1/19	25	28
Denver CO City & County School District No. 1
COP	7.017%	12/15/37	100	139
Denver CO City & County School District No. 1
GO	5.664%	12/1/33	75	97
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	63
District of Columbia Income Tax Revenue	5.582%	12/1/35	75	96
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	925	1,002
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	2.197%	7/1/19	250	257
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	425	429
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	700	724
George Washington University District of
Columbia GO	3.485%	9/15/22	500	524
George Washington University District of
Columbia GO	4.300%	9/15/44	400	411
Georgia GO	4.503%	11/1/25	325	371
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	610	755
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	800	958
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	150	176
Houston TX GO	6.290%	3/1/32	300	374
Houston TX Utility System Revenue	3.828%	5/15/28	275	299
Illinois GO	5.365%	3/1/17	375	387
Illinois GO	5.877%	3/1/19	600	645
Illinois GO	4.950%	6/1/23	1,450	1,517
Illinois GO	5.100%	6/1/33	2,920	2,736
Illinois GO	6.630%	2/1/35	480	505
Illinois GO	6.725%	4/1/35	475	504
Illinois GO	7.350%	7/1/35	1,500	1,636
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	300	392
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	94
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	475	629
[12] Industry CA Sales Tax Revenue	5.125%	1/1/51	200	210

JobsOhio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	300	330
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	225	251
Kansas Development Finance Authority
Revenue	4.727%	4/15/37	500	527
Kentucky Asset/Liability Commission General
Fund Revenue	3.165%	4/1/18	23	23
Los Angeles CA Community College District GO	6.600%	8/1/42	250	358
Los Angeles CA Community College District GO	6.750%	8/1/49	235	351
Los Angeles CA Department of Airports
International Airport Revenue	6.582%	5/15/39	300	397
Los Angeles CA Department of Water & Power
Revenue	5.716%	7/1/39	100	127
Los Angeles CA Department of Water & Power
Revenue	6.008%	7/1/39	325	409
Los Angeles CA Department of Water & Power
Revenue	6.166%	7/1/40	100	114
Los Angeles CA Department of Water & Power
Revenue	6.574%	7/1/45	410	583
Los Angeles CA Department of Water & Power
Revenue	6.603%	7/1/50	500	720
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,060	1,338
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	138
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.735%	6/1/39	125	161
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.488%	8/1/33	200	275
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.618%	8/1/40	50	74
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	100	130
Massachusetts GO	4.200%	12/1/21	225	249
Massachusetts GO	5.456%	12/1/39	845	1,063
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	500	632
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	65
Massachusetts Water Pollution Abatement Trust
Revenue	5.192%	8/1/40	435	527
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	100	133
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	125	155
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University Medical Center)	4.053%	7/1/26	125	131
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	75	105
Metropolitan Water District of Southern
California Revenue	6.947%	7/1/40	75	88
Mississippi GO	5.245%	11/1/34	50	60
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	100	124
[13] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,738

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.754%	12/15/28	460	480
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.104%	12/15/28	1,150	1,198
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.561%	12/15/40	450	501
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	561
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,705	2,475
New York City NY GO	6.246%	6/1/35	100	115
New York City NY GO	5.968%	3/1/36	160	206
New York City NY GO	5.985%	12/1/36	75	96
New York City NY GO	5.517%	10/1/37	400	496
New York City NY GO	6.271%	12/1/37	700	940
New York City NY GO	5.846%	6/1/40	100	131
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	100	132
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	500	557
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	100	136
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	75	103
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	100	128
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	1,510	2,057
New York City NY Transitional Finance Authority
Building Aid Revenue	6.828%	7/15/40	250	344
New York City NY Transitional Finance Authority
Future Tax Revenue	5.767%	8/1/36	300	378
New York City NY Transitional Finance Authority
Future Tax Revenue	5.508%	8/1/37	150	188
New York City NY Transitional Finance Authority
Future Tax Revenue	5.572%	11/1/38	625	787
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,025	1,568
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	66
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.871%	11/15/39	100	124
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.648%	11/15/39	585	793
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	530	652
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	95	120
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	100	126
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	300	379
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	75	95
New York University Hospitals Center GO	4.428%	7/1/42	200	204
New York University Hospitals Center Revenue	5.750%	7/1/43	375	456
North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	1,015
Ohio State University General Receipts Revenue	4.910%	6/1/40	175	207
Ohio State University General Receipts Revenue	4.800%	6/1/11	665	716

Ohio State University General Receipts Revenue	5.590%	12/1/14	200	225
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	118
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	75	105
Oregon Department of Transportation Highway
User Tax Revenue	5.834%	11/15/34	225	297
Oregon GO	5.762%	6/1/23	500	586
Oregon GO	5.892%	6/1/27	375	465
[14] Oregon School Boards Association GO	4.759%	6/30/28	500	568
[12] Oregon School Boards Association GO	5.528%	6/30/28	125	149
Pennsylvania GO	4.650%	2/15/26	250	273
Pennsylvania GO	5.350%	5/1/30	400	442
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	100	106
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	469
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	96
Philadelphia PA Industrial Development
Authority City Service Agreement Revenue	3.964%	4/15/26	250	258
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	125	157
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	800	996
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	975	1,136
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	375	405
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	535	613
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,075	1,123
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	275	338
Princeton University New Jersey GO	4.950%	3/1/19	1,375	1,521
Princeton University New Jersey GO	5.700%	3/1/39	300	410
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	150	207
Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	400
Sacramento CA Public Financing Authority
Lease Revenue	5.637%	4/1/50	350	392
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	75	90
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	225	301
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	100	131
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	500	663
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	450	503
San Diego County CA Regional Airport Authority
Revenue	5.594%	7/1/43	300	329
San Diego County CA Water Authority Revenue	6.138%	5/1/49	850	1,149
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.000%	11/1/40	75	96

San Francisco CA City & County Public Utilities
Commission Water Revenue	6.950%	11/1/50	500	725
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.876%	4/1/32	645	809
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	250	306
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	375	500
Texas GO	5.517%	4/1/39	660	870
Texas Transportation Commission Revenue	5.028%	4/1/26	100	118
Texas Transportation Commission Revenue	5.178%	4/1/30	275	338
Texas Transportation Commission Revenue	4.631%	4/1/33	300	344
Texas Transportation Commission Revenue	4.681%	4/1/40	100	118
Tufts University Massachusetts GO	5.017%	4/15/12	550	620
University of California Regents General
Revenue	4.601%	5/15/31	500	559
University of California Regents Medical Center
Revenue	6.548%	5/15/48	150	204
University of California Regents Medical Center
Revenue	6.583%	5/15/49	125	170
University of California Revenue	1.796%	7/1/19	1,400	1,431
University of California Revenue	6.270%	5/15/31	500	562
University of California Revenue	5.770%	5/15/43	410	526
University of California Revenue	4.765%	5/15/44	150	156
University of California Revenue	5.946%	5/15/45	275	354
University of California Revenue	4.858%	5/15/12	330	340
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	75	93
University of Southern California GO	5.250%	10/1/11	200	243
University of Texas System Revenue Financing
System Revenue	5.262%	7/1/39	100	126
University of Texas System Revenue Financing
System Revenue	6.276%	8/15/41	75	85
University of Texas System Revenue Financing
System Revenue	5.134%	8/15/42	150	187
University of Virginia Revenue	6.200%	9/1/39	450	647
Utah GO	4.554%	7/1/24	125	145
Utah GO	3.539%	7/1/25	50	55
Virginia Commonwealth Transportation Board
Revenue	5.350%	5/15/35	160	191
Washington GO	5.481%	8/1/39	50	63
Washington GO	5.140%	8/1/40	480	594
[12] Wisconsin GO	5.700%	5/1/26	325	389
Total Taxable Municipal Bonds (Cost $90,795)				102,552
Temporary Cash Investments (1.7%)[1]
U.S. Government and Agency Obligations (0.0%)
[2,15] Federal Home Loan Bank Discount Notes	0.617%	6/10/16	3,000	2,998
15 United States Treasury Bill	0.386%	5/26/16	4,500	4,499
				7,497

		Shares
Money Market Fund (1.7%)
[16,17] Vanguard Market Liquidity Fund	0.495%	465,113,000	465,113
Total Temporary Cash Investments (Cost $472,606)			472,610
Total Investments (101.3%) (Cost $19,682,122)			27,591,265
Other Assets and Liabilities-Net (-1.3%)			(346,775)
Net Assets (100%)			27,244,490

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $56,452,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.4% and 1.5%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 U.S. government-guaranteed.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2016.
7 Adjustable-rate security.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the aggregate value of these securities was $84,293,000, representing 0.3% of net assets.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
13 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
15 Securities with a value of $3,098,000 have been segregated as initial margin for open futures contracts.
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
17 Includes $58,896,000 of collateral received for securities on loan.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average

Balanced Index Fund

coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2016, based on the inputs used to value them:

Balanced Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	16,400,668	—	320
U.S. Government and Agency Obligations	—	6,851,932	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	300,646	463
Corporate Bonds	—	2,937,625	1,997
Sovereign Bonds	—	522,303	149
Taxable Municipal Bonds	—	102,552	—
Temporary Cash Investments	465,113	7,497	—
Futures Contracts—Assets[1]	22	—	—
Futures Contracts—Liabilities[1]	(76)	—	—
Total	16,865,727	10,722,555	2,929
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	410	42,056	720
E-mini S&P MidCap Index	June 2016	63	9,079	305
E-mini Russell 2000 Index	June 2016	77	8,544	242
				1,267

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Balanced Index Fund

F. At March 31, 2016, the cost of investment securities for tax purposes was $19,682,393,000. Net unrealized appreciation of investment securities for tax purposes was $7,908,872,000, consisting of unrealized gains of $8,124,493,000 on securities that had risen in value since their purchase and $215,621,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Fund

Consolidated Schedule of Investments
As of March 31, 2016

					Market
					Value
				Shares	($000)
Investment Companies (95.0%)
U.S. Stock Fund (20.2%)
	Vanguard Total Stock Market Index Fund Investor Shares			6,359,728	324,410

Global Stock Fund (15.1%)
	Vanguard Global Minimum Volatility Fund Investor Shares			20,949,483	241,757

International Stock Funds (25.3%)
	Vanguard Total International Stock Index Fund Investor Shares			22,446,854	323,684
	Vanguard Emerging Markets Stock Index Fund Investor Shares			3,803,806	83,265
					406,949
U.S. Bond Fund (12.0%)
1	Vanguard Total Bond Market II Index Fund Investor Shares			17,802,132	193,331

International Bond Fund (6.0%)
	Vanguard Total International Bond Index Fund Investor Shares			8,853,174	96,323

Alternative Funds (16.4%)
	Vanguard Alternative Strategies Fund Investor Shares			7,293,484	157,393
	Vanguard Market Neutral Fund Investor Shares			8,595,715	106,673
					264,066
Total Investment Companies (Cost $1,349,768)					1,526,836
Temporary Cash Investments (4.9%)[2]
Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 0.495%			933,927	934

				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (4.8%)
[3,4]	Fannie Mae Discount Notes	0.300%	4/4/16	133	133
[3,4]	Fannie Mae Discount Notes	0.300%	4/6/16	1,468	1,468
[3,4]	Fannie Mae Discount Notes	0.310%	4/7/16	1,551	1,551
[3,4]	Fannie Mae Discount Notes	0.300%–0.320%	4/13/16	1,290	1,290
[3,4]	Fannie Mae Discount Notes	0.320%	4/20/16	879	879
[3,4]	Fannie Mae Discount Notes	0.360%	4/21/16	100	100
[3,4]	Fannie Mae Discount Notes	0.330%–0.360%	5/2/16	1,880	1,879
[3,4]	Fannie Mae Discount Notes	0.360%	5/4/16	6,970	6,968
[3,4]	Fannie Mae Discount Notes	0.370%	5/11/16	2,550	2,549
[3,4]	Fannie Mae Discount Notes	0.330%	5/13/16	950	950
[3,4]	Fannie Mae Discount Notes	0.380%	5/23/16	324	324
[3,4]	Fannie Mae Discount Notes	0.400%	6/1/16	550	550
[3,4]	Fannie Mae Discount Notes	0.380%	6/8/16	2,000	1,999
[3,5]	Federal Home Loan Bank Discount Notes	0.410%	4/1/16	260	260
[3,5]	Federal Home Loan Bank Discount Notes	0.330%	4/6/16	700	700
[3,5]	Federal Home Loan Bank Discount Notes	0.350%–0.400%	4/8/16	1,408	1,408
[3,5]	Federal Home Loan Bank Discount Notes	0.370%	4/12/16	700	700
[3,5]	Federal Home Loan Bank Discount Notes	0.350%	4/13/16	500	500
[3,5]	Federal Home Loan Bank Discount Notes	0.380%	4/15/16	536	536

[3,5]	Federal Home Loan Bank Discount Notes	0.400%	4/20/16	400	400
[3,5,6]Federal Home Loan Bank Discount Notes		0.370%–0.400%	4/22/16	2,021	2,021
[3,5]	Federal Home Loan Bank Discount Notes	0.370%	4/25/16	1,000	1,000
[3,5]	Federal Home Loan Bank Discount Notes	0.370%–0.380%	4/29/16	1,000	1,000
[3,5]	Federal Home Loan Bank Discount Notes	0.350%–0.360%	5/3/16	1,147	1,147
[3,5]	Federal Home Loan Bank Discount Notes	0.380%–0.400%	5/4/16	1,355	1,354
[3,5]	Federal Home Loan Bank Discount Notes	0.400%	5/6/16	599	599
[3,5]	Federal Home Loan Bank Discount Notes	0.380%–0.400%	5/11/16	1,466	1,465
[3,5]	Federal Home Loan Bank Discount Notes	0.350%–0.400%	5/13/16	1,450	1,449
[3,5]	Federal Home Loan Bank Discount Notes	0.350%	5/16/16	500	500
[3,5]	Federal Home Loan Bank Discount Notes	0.400%	5/18/16	2,058	2,057
[3,5]	Federal Home Loan Bank Discount Notes	0.360%–0.400%	5/20/16	1,200	1,199
[3,5]	Federal Home Loan Bank Discount Notes	0.420%	5/25/16	500	500
[3,5]	Federal Home Loan Bank Discount Notes	0.400%	5/27/16	1,700	1,699
[3,5]	Federal Home Loan Bank Discount Notes	0.430%	6/1/16	345	345
[3,5]	Federal Home Loan Bank Discount Notes	0.400%	6/8/16	927	926
[3,5]	Federal Home Loan Bank Discount Notes	0.400%	6/10/16	900	899
[3,5]	Federal Home Loan Bank Discount Notes	0.410%	6/20/16	900	899
[3,5]	Federal Home Loan Bank Discount Notes	0.380%	6/22/16	471	470
[3,5]	Federal Home Loan Bank Discount Notes	0.400%	6/24/16	181	181
[3,4]	Freddie Mac Discount Notes	0.320%–0.330%	4/4/16	3,000	3,000
[3,4,6]Freddie Mac Discount Notes		0.250%–0.370%	4/8/16	1,195	1,195
[3,4]	Freddie Mac Discount Notes	0.310%–0.350%	4/15/16	3,213	3,213
[3,4]	Freddie Mac Discount Notes	0.229%–0.320%	4/25/16	1,923	1,923
[3,4]	Freddie Mac Discount Notes	0.280%	4/29/16	328	328
[3,4]	Freddie Mac Discount Notes	0.360%	5/3/16	506	506
[3,4]	Freddie Mac Discount Notes	0.370%	5/10/16	350	350
[3,4]	Freddie Mac Discount Notes	0.380%	5/12/16	1,000	1,000
[3,4]	Freddie Mac Discount Notes	0.390%	5/18/16	400	400
[3,4]	Freddie Mac Discount Notes	0.390%	6/2/16	355	355
[3,4]	Freddie Mac Discount Notes	0.380%	6/3/16	645	645
[3,4]	Freddie Mac Discount Notes	0.400%	6/6/16	225	225
[3,4]	Freddie Mac Discount Notes	0.390%	6/14/16	200	200
[3,4]	Freddie Mac Discount Notes	0.400%	6/17/16	250	250
3	United States Treasury Bill	0.270%	4/14/16	1,106	1,106
3	United States Treasury Bill	0.345%	5/5/16	4,000	4,000
3	United States Treasury Bill	0.315%	5/12/16	5,000	4,999
3	United States Treasury Bill	0.320%	5/26/16	3,000	2,999
3	United States Treasury Bill	0.300%	6/23/16	4,187	4,185
3	United States Treasury Bill	0.308%	6/30/16	2,000	1,999
					77,732
Total Temporary Cash Investments (Cost $78,657)					78,666
Total Investments (99.9%) (Cost $1,428,425)					1,605,502
Other Assets and Liabilities-Net (0.1%)					1,984
Net Assets (100%)					1,607,486

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 5.0% and -0.1%, respectively, of net assets.
3 Security is owned by the Vanguard MPF Portfolio, which is a wholly owned subsidiary of the Managed Payout Fund.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $1,633,000 have been segregated as collateral for open over-the-counter swap contracts.

A. Basis for Consolidation: Vanguard MPF Portfolio ("the subsidiary"), which commenced operations on February 23, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of March 31, 2016, the fund held $80,735,000 in the subsidiary, representing 5% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	1,526,836	—	—
Temporary Cash Investments	934	77,732	—
Total	1,527,770	77,732	—

D. Swap Contracts: The fund gains exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized

Managed Payout Fund

gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At March 31, 2016, the subsidiary had the following open total return swap contracts:

				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Credit Suisse Custom 34 Total Return
Index	4/29/16	CSI	80,716	(0.530%)	—
CSI—Credit Suisse International.

E. At March 31, 2016, the cost of investment securities for tax purposes was $1,428,425,000. Net unrealized appreciation of investment securities for tax purposes was $177,077,000, consisting of unrealized gains of $202,769,000 on securities that had risen in value since their purchase and $25,692,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Dec. 31,		Proceeds			March 31,
	2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Alternative Strategies
Fund	161,729	—	12,500	—	—	157,393
Vanguard Emerging Markets
Stock Index Fund	79,099	3,210	3,500	110	—	83,265
Vanguard Global Minimum
Volatility Fund	238,411	—	1,600	—	—	241,757
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	934
Vanguard Market Neutral Fund	109,190	—	5,000	—	—	106,673
Vanguard Total Bond Market II
Index Fund	190,276	18,926	20,433	1,119	7	193,331
Vanguard Total International
Bond Index Fund	94,632	7,782	8,900	282	—	96,323

Managed Payout Fund

Vanguard Total International
Stock Index Fund	316,235	18,299	10,329	997	—	323,684
Vanguard Total Stock Market
Index Fund	315,294	16,324	9,492	1,424	—	324,410
Total	1,504,866	64,541	71,754	3,932	7	1,527,770
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: May 18, 2016
VANGUARD VALLEY FORGE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 18, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.